Lord Abbett
Quarterly Portfolio Holdings Report

Lord Abbett
Short Duration Tax Free Fund
Intermediate Tax Free Fund
National Tax Free Fund
High Income Municipal Bond Fund
Short Duration High Income Municipal Bond Fund
California Tax Free Fund
New Jersey Tax Free Fund
New York Tax Free Fund

For the period ended December 31, 2025

Schedule of Investments (unaudited)

SHORT DURATION TAX FREE FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 80.21%

MUNICIPAL BONDS 80.21%

Corporate-Backed 2.96%
Black Belt Energy Gas District AL	4.00%	#(a)	10/1/2052	A2	$15,000,000	$15,064,279
Cabot Citrus Farms Community Development District FL	5.25%		3/1/2029	NR	9,000,000	9,109,499
California Municipal Finance Authority†	3.30%	#(a)	2/1/2039	A-	4,750,000	4,749,588
City of Farmington - Public Service Co of New Mexico	3.90%	#(a)	6/1/2040	BBB	2,500,000	2,533,987
Industrial Development Board of the City of Mobile Alabama - Alabama Power Co AL	3.375%	#(a)	6/1/2034	A1	5,000,000	5,060,050
Iowa Finance Authority - Howmet Aerospace Inc	4.75%		8/1/2042	BBB+	2,500,000	2,500,063
Ohio Air Quality Development Authority - American Electric Power Co Inc	2.40%	#(a)	12/1/2038	BBB	10,700,000	10,200,946
Village Community Development District No. 16 FL	3.55%		5/1/2030	NR	1,025,000	1,028,624
Total						50,247,036

Education 6.89%
Arlington Higher Education Finance Corp. - BASIS Texas Charter Schools Inc TX†	5.00%		6/15/2030	Ba2	2,500,000	2,587,094
California Community Choice Financing Authority	4.219% (SOFR * .67 + 1.70%	)#	5/1/2053	A1	15,000,000	15,065,226
California State University	0.55%	#(a)	11/1/2049	Aa2	5,000,000	4,900,003
Capital Trust Agency, Inc. - Renaissance Charter School Inc Series 2019 Obligated Group FL†	4.00%		6/15/2029	NR	745,000	733,026
Clifton Higher Education Finance Corp. - International Leadership of Texas Inc (PSF-GTD)	5.00%		8/15/2028	Aaa	800,000	843,831
County of Douglas - Creighton University NE	5.00%		7/1/2028	A2	1,000,000	1,055,262
County of Douglas - Creighton University NE	5.00%		7/1/2029	A2	750,000	806,966
County of Douglas - Creighton University NE	5.00%		7/1/2030	A2	1,000,000	1,095,120

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Illinois Finance Authority - Illinois Institute of Technology	5.00%		9/1/2028	Ba2	$1,135,000	$1,137,810
Illinois Finance Authority - Illinois Institute of Technology	5.00%		9/1/2029	Ba2	630,000	631,914
Louisiana State Citizens Property Insurance Corp.	5.00%		6/1/2026	A1	6,740,000	6,808,606
Massachusetts Development Finance Agency - President & Trustees of Williams College	3.30%	#(a)	7/1/2041	AA+	6,000,000	6,069,925
New Jersey Educational Facilities Authority - State of New Jersey	5.00%		8/1/2029	A1	2,500,000	2,700,478
New Jersey Educational Facilities Authority - Trustees of Princeton University	5.00%	#(a)	7/1/2064	AAA	10,000,000	11,130,546
New York State Dormitory Authority - Pace University	5.00%		5/1/2026	BBB-	1,375,000	1,383,062
New York State Dormitory Authority - Pace University	5.00%		5/1/2027	BBB-	1,500,000	1,537,564
New York State Dormitory Authority - Pace University	5.00%		5/1/2028	BBB-	1,480,000	1,535,927
New York State Dormitory Authority - Pace University	5.00%		5/1/2036	BBB-	2,500,000	2,727,497
New York State Dormitory Authority - Pace University	5.00%		5/1/2037	BBB-	3,000,000	3,246,863
Northside Independent School District TX GO (PSF-GTD)	3.45%	#(a)	8/1/2054	Aaa	3,945,000	3,974,056
Ohio Air Quality Development Authority - Duke Energy Corp	4.00%	#(a)	9/1/2030	BBB	1,300,000	1,316,986
Pinellas County School Board FL	4.00%		6/30/2026	NR	20,000,000	20,140,258
Sierra Vista Industrial Development Authority - American Leadership Academy Inc AZ†	5.00%		6/15/2034	NR	625,000	641,797
Temple University-of The Commonwealth System of Higher Education PA (AG)	5.00%		4/1/2031	AA	2,310,000	2,587,920
University of North Carolina at Chapel Hill	3.576% (SOFR * .67 + 1.05%	)#	12/1/2041	AAA	20,000,000	20,061,850
University of South Alabama (AG)	5.00%		11/1/2028	AA	2,285,000	2,325,720
Total						117,045,307

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation 7.19%
California State Public Works Board	5.00%		10/1/2027	Aa3	$3,095,000	$3,237,766
California State Public Works Board - State of California Department of General Services	5.00%		10/1/2026	NR	90,000	91,739
Chicago Board of Education IL GO	5.25%		12/1/2028	BB+	500,000	514,727
Chicago Board of Education IL GO	5.25%		12/1/2029	BB+	525,000	544,354
Chicago Board of Education IL GO	5.25%		12/1/2030	BB+	600,000	623,367
City of Chicago IL GO	5.00%		1/1/2026	BBB	6,890,000	6,890,000
City of Chicago IL GO	5.00%		1/1/2027	BBB	6,400,000	6,475,742
City of Chicago IL GO	5.00%		1/1/2034	BBB	5,000,000	5,328,571
City of Madison WI GO	5.00%		10/1/2030	Aaa	9,985,000	11,109,217
City of New Haven CT	5.00%		8/1/2028	A-	2,000,000	2,112,076
City of New Haven CT (AG)	5.00%		8/1/2032	AA	2,700,000	3,053,835
County of Cook IL GO	5.00%		11/15/2031	Aa3	2,350,000	2,387,328
Denton Independent School District TX GO (PSF-GTD)	4.00%	#(a)	8/15/2055	AAA	5,000,000	5,167,764
Louisiana Stadium & Exposition District	5.00%		7/1/2035	A2	2,690,000	3,032,042
Metropolitan Water Reclamation District of Greater Chicago IL GO	5.00%		12/1/2030	AA+	1,620,000	1,651,758
State of California GO	5.00%		8/1/2030	Aa2	4,680,000	4,744,682
State of California GO	5.00%		9/1/2030	Aa2	250,000	250,451
State of Connecticut GO	5.00%		12/1/2029	Aa2	3,850,000	4,216,892
State of Illinois GO	5.00%		7/1/2029	A2	9,465,000	10,137,046
State of Illinois GO	5.00%		10/1/2029	A2	5,880,000	6,323,639
State of Illinois GO	5.00%		10/1/2029	A2	2,115,000	2,231,892
State of Illinois GO	5.00%		10/1/2030	A2	3,000,000	3,160,178
State of Illinois GO	5.00%		11/1/2030	A2	7,200,000	7,317,266
State of Illinois GO	5.25%		9/1/2031	A2	10,000,000	11,181,457
State of Maryland GO	4.00%		8/1/2028	AAA	5,000,000	5,191,920
Town of Cumberland RI GO	4.00%		8/26/2026	NR	15,000,000	15,136,896
Total						122,112,605

Health Care 20.34%
Berks County Municipal Authority - Tower Health Obligated Group PA	Zero Coupon		6/30/2044	NR	1,399,000	968,316
Berks County Municipal Authority - Tower Health Obligated Group PA	5.00%		6/30/2039	NR	2,801,000	2,523,975
Berks County Municipal Authority - Tower Health Obligated Group PA	6.00%		6/30/2034	NR	208,897	224,565

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Berks County Municipal Authority - Tower Health Obligated Group PA	8.00%		6/30/2034	NR	$416,899	$418,314
Brevard County Health Facilities Authority - Health First Inc Obligated Group FL	5.00%		4/1/2028	A	3,720,000	3,890,126
California Health Facilities Financing Authority - Adventist Health System/West Obligated Group	5.00%		12/1/2037	BBB+	8,000,000	8,774,682
California Health Facilities Financing Authority - Providence St Joseph Health Obligated Group	5.00%	#(a)	10/1/2050	A	20,000,000	21,535,570
California Municipal Finance Authority - Palomar Health Obligated Group COPS†	5.00%		11/1/2027	CCC+	10,000,000	9,478,697
Charlotte-Mecklenburg Hospital Authority - Atrium Health Obligated Group NC	5.00%	#(a)	1/15/2050	AA	4,275,000	4,541,399
Citizens Memorial Hospital District MO	5.00%		12/1/2026	NR	8,825,000	8,856,420
City of Colby KS - Citizens Medical Center Inc	5.50%		7/1/2026	NR	5,600,000	5,599,942
City of South Miami Health Facilities Authority, Inc. - Baptist Health South Florida Obligated Group FL	5.00%	#(a)	8/15/2065	AA-	3,000,000	3,236,643
Colorado Health Facilities Authority	5.00%		5/15/2033	AA+	4,375,000	4,939,465
Colorado Health Facilities Authority - AdventHealth Obligated Group	5.00%	#(a)	11/15/2049	NR	185,000	188,842
Colorado Health Facilities Authority - AdventHealth Obligated Group	5.00%	#(a)	11/15/2049	AA	1,825,000	1,861,511
Colorado Health Facilities Authority - CommonSpirit Health Obligated Group	5.00%		9/1/2029	A-	19,000,000	20,372,465
County of Lehigh - St Luke’s Hospital Obligated Group PA	4.42% (MUNIPSA * 1 + 1.10%	)#	8/15/2038	A-	14,360,000	14,175,519
Crawford County Memorial Hospital Inc IA	5.00%		6/15/2027	NR	1,260,000	1,269,701
Harris County Cultural Education Facilities Finance Corp. - Memorial Hermann Health System Obligated Group TX	5.00%		7/1/2037	AA-	6,000,000	6,764,703
Harris County Cultural Education Facilities Finance Corp. - Memorial Hermann Health System Obligated Group TX	5.00%	#(a)	7/1/2049	AA-	5,420,000	5,524,228

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Harris County Cultural Education Facilities Finance Corp.- Texas Children’s Hospital Obligated Group	5.00%	#(a)	10/1/2051	Aa2	$12,620,000	$13,985,798
Health & Educational Facilities Authority of the State of Missouri - SSM Health Care Obligated Group	5.00%	#(a)	6/1/2039	A+	10,000,000	10,464,871
Hospitals & Higher Education Facilities Authority of Philadelphia - Temple University Health Obligated Group PA	5.00%		7/1/2027	BBB	5,000,000	5,102,400
Housing & Redevelopment Authority of The City of St. Paul Minnesota - HealthPartners Obligated Group MN	5.00%		7/1/2029	A	3,450,000	3,690,613
Idaho Health Facilities Authority	5.00%	#(a)	3/1/2060	A	4,000,000	4,369,032
Indiana Finance Authority - Ascension Health Credit Group	5.00%		11/15/2028	AA	5,000,000	5,322,514
Louisiana Public Facilities Authority - Ochsner Clinic Foundation Obligated Group	5.00%		5/15/2030	A	6,000,000	6,494,116
Maryland Health & Higher Educational Facilities Authority - University of Maryland Medical System Obligated Group	5.00%	#(a)	7/1/2045	A	5,000,000	5,444,206
Massachusetts Development Finance Agency - Boston Medical Center Corp Obligated Group	5.00%		7/1/2032	BBB	3,760,000	3,784,993
Massachusetts Development Finance Agency - Mass General Brigham Inc	5.00%		7/1/2031	AA-	5,000,000	5,224,370
Massachusetts Development Finance Agency - Mass General Brigham Inc	5.00%	#(a)	7/1/2050	AA-	10,000,000	10,817,163
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board - Vanderbilt University Medical Center Obligated Group TN	5.00%		7/1/2028	A	1,500,000	1,576,214
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board - Vanderbilt University Medical Center Obligated Group TN	5.00%		7/1/2029	A	5,000,000	5,348,714
Michigan Finance Authority - McKenzie Memorial Hospital	4.00%		1/1/2028	NR	12,295,000	12,324,628
Michigan Finance Authority - McLaren Health Care Corp Obligated Group	1.20%	#(a)	10/15/2038	A1	10,000,000	9,487,100

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
New Hope Cultural Education Facilities Finance Corp. - Bella Vida Forefront Living Obligated Group TX	4.25%		10/1/2030	NR		$1,250,000	$1,253,758
New York State Dormitory Authority - Northwell Health Obligated Group	5.00%		5/1/2028	A-		3,740,000	3,930,298
New York State Dormitory Authority - White Plains Hospital Obligated Group	5.00%		10/1/2030	BBB-		375,000	403,277
New York State Dormitory Authority - White Plains Hospital Obligated Group	5.00%		10/1/2031	BBB-		2,250,000	2,443,882
New York State Dormitory Authority - White Plains Hospital Obligated Group	5.00%		10/1/2032	BBB-		1,000,000	1,093,957
New York State Dormitory Authority - White Plains Hospital Obligated Group	5.00%		10/1/2033	BBB-		1,000,000	1,098,859
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.00%		8/15/2026	BB+		800,000	806,280
Pennsylvania Higher Educational Facilities Authority - Thomas Jefferson University Obligated Group	5.25%		11/1/2039	A		8,000,000	8,869,581
Rockland County Economic Assistance Corp. - Bon Secours Health System Inc Obligated Group NY	6.50%		11/1/2030	NR		5,000,000	5,182,941
Shelby County Health Educational & Housing Facilities Board - Baptist Memorial Health Care Obligated Group TN	5.00%	#(a)	9/1/2049	BBB+		8,750,000	9,258,112
South Carolina Jobs-Economic Development Authority - Kiawah Life Plan Village Inc	5.25%		11/15/2028	NR		2,850,000	2,852,649
South Carolina Jobs-Economic Development Authority - Novant Health Obligated Group	5.00%		11/1/2037	A+		4,000,000	4,459,848
State of Ohio - University Hospitals Health System Inc Obligated Group	5.00%		1/15/2030	A		10,000,000	10,793,781
Tarrant County Cultural Education Facilities Finance Corp. - Baylor Scott & White Health Obligated Group TX	5.00%	#(a)	11/15/2052	Aa2		2,180,000	2,190,691
Tempe Industrial Development Authority - Tempe Life Care Village Obligated Group AZ	3.50%		12/1/2030	NR		4,500,000	4,489,831
Tulsa County Industrial Authority - Montereau Obligated Group OK	5.00%		11/15/2026	BBB-	(b)	500,000	503,597
Washington Health Care Facilities Authority - CommonSpirit Health Obligated Group	5.00%		8/1/2029	A-		3,425,000	3,665,744

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Washington Health Care Facilities Authority - CommonSpirit Health Obligated Group	5.00%		8/1/2029	A-		$3,500,000	$3,746,016
Washington Health Care Facilities Authority - CommonSpirit Health Obligated Group	5.00%	#(a)	8/1/2049	A-		7,515,000	7,526,079
Washington Health Care Facilities Authority - Multicare Health System Obligated Group	5.00%	#(a)	8/15/2055	A		10,000,000	10,696,152
Washington State Housing Finance Commission - Horizon House Obligated Group/WA	4.375%		1/1/2033	BB	(b)	13,380,000	13,442,800
Wisconsin Health & Educational Facilities Authority - Hospital Sisters Services Obligated Group	5.00%		8/15/2030	A+		7,000,000	7,647,104
Wisconsin Health & Educational Facilities Authority - Marshfield Clinic Health System Obligated Group	5.00%		2/15/2029	A+		6,200,000	6,571,177
Wisconsin Health & Educational Facilities Authority - Wisconsin Masonic Home Obligated Group	4.20%		8/15/2028	BBB-	(b)	4,010,000	4,010,209
Total							345,518,438

Housing 14.04%
Atlanta Urban Residential Finance Authority - North Block Associates LLC GA (FHA), (HUD)	3.40%	#(a)	2/1/2029	Aa1		2,500,000	2,516,218
Atlanta Urban Residential Finance Authority - Trinity Flats Redevelopment LP GA (FHA), (GNMA)	3.20%	#(a)	2/1/2030	Aa1		5,625,000	5,642,668
Austin Affordable PFC, Inc. - TX Clayton 2024 Ltd TX	2.95%	#(a)	11/1/2059	Aa1		5,200,000	5,202,423
California Housing Finance Agency - Del Sur Family Housing LP	5.00%	#(a)	5/1/2054	Aa1		1,750,000	1,771,268
California Housing Finance Agency - Sutter BMR LP	2.75%	#(a)	11/1/2029	Aa1		3,200,000	3,181,779
City of Wichita KS	3.15%	#(a)	2/1/2030	Aa1		4,250,000	4,263,506
Colorado Housing & Finance Authority (FHLMC), (FNMA), (GNMA)	6.25%		5/1/2055	AA		5,000,000	5,620,672
Colorado Housing & Finance Authority (GNMA)	6.00%		5/1/2053	AA		2,200,000	2,400,266
Connecticut Housing Finance Authority	3.10%	#(a)	11/15/2064	AAA		7,000,000	7,000,900

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Housing (continued)
Connecticut Housing Finance Authority	4.00%		5/15/2049	AAA	$2,105,000	$2,125,091
Connecticut Housing Finance Authority	6.25%		5/15/2054	AAA	2,205,000	2,393,976
Dayton-Montgomery County Port Authority - Magnus Forest Avenue LP OH	3.20%	#(a)	1/1/2044	Aa1	8,700,000	8,721,966
District of Columbia Housing Finance Agency - Barry Farm Building 1A LLC	3.15%	#(a)	2/1/2030	Aa1	3,250,000	3,258,612
District of Columbia Housing Finance Agency - Benning Corridor Titleholder LLC	3.35%	#(a)	9/1/2040	Aa1	9,175,000	9,177,289
Eagle County Housing & Development Authority - Eagle Villas Owner LP CO	3.55%	#(a)	12/1/2045	Aa1	3,750,000	3,771,378
Henrico County Economic Development Authority - GWF Family LLC VA	3.20%	#(a)	12/1/2045	Aa1	8,850,000	8,874,991
Idaho Housing & Finance Association (FHLMC), (FNMA), (GNMA)	6.25%		1/1/2056	Aa1	2,000,000	2,266,561
Illinois Housing Development Authority (FHLMC), (FNMA), (GNMA)	6.25%		10/1/2055	Aaa	4,980,000	5,621,734
Knoxville’s Community Development Corp. - ECG N Peters LP TN	3.15%	#(a)	5/1/2046	Aa1	6,000,000	6,016,570
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board - Artist Lofts LP TN	3.20%	#(a)	12/1/2059	Aa1	12,625,000	12,660,650
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board - HV Land Co LP TN	3.35%	#(a)	6/1/2044	Aa1	6,900,000	6,901,722
Metropolitan Government Nashville & Davidson County Industrial Development Board - Nashville Leased Housing Associates V LLLP TN	3.15%	#(a)	7/1/2044	Aa1	5,000,000	5,020,043
Michigan State Housing Development Authority	4.25%		12/1/2049	AA+	1,485,000	1,501,300
Michigan State Housing Development Authority	6.25%		6/1/2055	AA+	4,915,000	5,404,499
Minnesota Housing Finance Agency (FHLMC), (FNMA), (GNMA)	4.25%		7/1/2049	AA+	1,335,000	1,348,523
Minnesota Housing Finance Agency (FHLMC), (FNMA), (GNMA)	5.00%		7/1/2053	AA+	5,085,000	5,280,834
Minnesota Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.25%		7/1/2054	AA+	5,020,000	5,431,851
Minnesota Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.25%		1/1/2055	AA+	2,420,000	2,702,581

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Housing (continued)
Minnesota Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.50%		1/1/2055	AA+		$3,430,000	$3,857,533
New Jersey Housing & Mortgage Finance Agency	2.95%		11/1/2027	AA-		10,000,000	9,993,534
New York City Housing Development Corp. - 8 Spruce NY Owner LLC	4.00%		12/15/2031	Baa1		500,000	513,230
New York City Housing Development Corp. - 8 Spruce NY Owner LLC	4.375%		12/15/2031	Baa3		500,000	512,077
North Carolina Housing Finance Agency (FHLMC), (FNMA), (GNMA)	4.00%		1/1/2050	AA+		1,105,000	1,109,347
North Carolina Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.25%		1/1/2055	AA+		4,955,000	5,346,927
North Dakota Housing Finance Agency	4.00%		1/1/2050	Aa1		1,940,000	1,955,575
North Dakota Housing Finance Agency	6.00%		1/1/2056	Aa1		6,250,000	6,888,654
Ohio Housing Finance Agency - Pebble Brooke Owner LP	3.35%	#(a)	7/1/2043	Aa1		14,000,000	14,116,775
Ohio Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.25%		3/1/2055	Aa1		3,900,000	4,273,285
Pennsylvania Housing Finance Agency	6.50%		10/1/2055	Aa1		5,000,000	5,724,768
Seattle Housing Authority - Yesler Block 6.6 LLLP WA (HUD)	5.00%		6/1/2027	AA		7,000,000	7,088,218
State of New York Mortgage Agency Homeowner Mortgage Revenue	3.50%		4/1/2049	Aa1		320,000	319,372
Texas Department of Housing & Community Affairs (GNMA)	5.50%		7/1/2053	AA+		7,375,000	7,899,016
Texas State Affordable Housing Corp. - AHFC-FC Norman Housing LP	3.625%	#(a)	1/1/2045	Aa1		3,400,000	3,422,079
Utah Housing Corp. (FHLMC), (FNMA), (GNMA)	6.25%		7/1/2055	Aa2		6,875,000	7,711,800
Utah Housing Corp. (FHLMC), (FNMA), (GNMA)	6.50%		7/1/2055	Aa2		4,970,000	5,554,994
Virginia Beach Development Authority - Westminster-Canterbury on Chesapeake Bay Obligated Group	5.375%		9/1/2029	BB+	(b)	3,800,000	3,843,749
Wisconsin Housing & Economic Development Authority - East National LLC	5.00%	#(a)	8/1/2058	Aa1		2,000,000	2,020,464
Wisconsin Housing & Economic Development Authority Home Ownership Revenue (FHLMC), (FNMA), (GNMA)	6.25%		9/1/2055	AA+		2,100,000	2,337,812

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Housing (continued)
Wisconsin Housing & Economic Development Authority Housing Revenue	3.75%	#(a)	11/1/2055	AA+	$7,790,000	$7,843,277
Total						238,412,357

Lease Obligations 0.38%
New Jersey Economic Development Authority - New Jersey Transit Corp	5.00%		11/1/2028	A1	1,315,000	1,400,839
Virginia College Building Authority - Commonwealth of Virginia	4.00%		2/1/2029	AA+	5,005,000	5,009,344
Total						6,410,183

Multi-Family Housing 0.97%
Housing Options, Inc. TX (HUD)	3.05%	#(a)	2/1/2045	Aa1	3,850,000	3,861,067
Industrial Development Authority of the City of Phoenix Arizona - 4201 S 91st Avenue Owner LLLP AZ	3.10%	#(a)	2/1/2059	Aa1	5,000,000	5,015,901
Kansas Development Finance Authority - Manhattan HP LP	2.70%	#(a)	10/1/2046	Aa1	3,000,000	2,963,745
Michigan State Housing Development Authority - 28WPHASETHREE Ltd Dividend Housing Association LP	2.70%	#(a)	10/1/2043	Aa1	4,695,000	4,638,260
Total						16,478,973

Other Revenue 1.20%
California Infrastructure & Economic Development Bank - Museum Associates	4.02% (MUNIPSA * 1 + .70%	)#	12/1/2050	A3	6,500,000	6,490,941
Illinois Finance Authority - Field Museum of Natural History	3.789% (SOFR * .70 + 1.15%	)#	11/1/2034	A	2,655,000	2,659,376
Industrial Development Authority of the County of Pima - Edkey Inc Obligated Group AZ†(c)	3.50%		7/1/2025	NR	425,000	340,000
Oregon State Lottery	5.00%		4/1/2031	AAA	3,025,000	3,111,955
Public Finance Authority - Inperium Inc Obligated Group WI†	5.00%		12/1/2034	NR	1,960,000	2,059,610
Triborough Bridge & Tunnel Authority - Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.00%	#(a)	5/15/2051	AA+	5,700,000	5,746,370
Total						20,408,252

10	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Pollution Control 0.28%
Industrial Development Authority of the County of Yavapai - Republic Services Inc AZ	3.00%	#(a)	4/1/2029	A-	$1,500,000	$1,500,000
North Carolina Capital Facilities Finance Agency - Republic Services Inc	3.00%	#(a)	7/1/2034	A-	3,250,000	3,250,156
Total						4,750,156

Special Tax 0.31%
Allentown Neighborhood Improvement Zone Development Authority PA†	5.00%		5/1/2028	NR	1,915,000	1,954,247
New York City Industrial Development Agency - Yankee Stadium LLC NY (FGIC)	Zero Coupon (CPI YoY * 1 + 0.88%	)	3/1/2026	Baa1	2,000,000	2,000,746
Village Community Development District No. 13 FL†	2.625%		5/1/2030	NR	1,445,000	1,404,266
Total						5,359,259

Tax Revenue 0.80%
Matching Fund Special Purpose Securitization Corp. - United States Virgin Islands Federal Excise Tax	5.00%		10/1/2026	NR	2,000,000	2,017,975
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.00%		6/15/2028	A1	3,995,000	4,222,817
New York State Housing Finance Agency - State of New York Personal Income Tax Revenue	3.35%	#(a)	6/15/2054	Aa1	3,610,000	3,622,790
New York State Housing Finance Agency - State of New York Personal Income Tax Revenue	3.45%	#(a)	6/15/2054	Aa1	1,500,000	1,515,299
Sparks Tourism Improvement District No. 1 Sales Tax Revenue NV	3.875%		6/15/2028	NR	2,275,000	2,278,362
Total						13,657,243

Taxable Revenue - Water & Sewer 0.76%
Washington Suburban Sanitary Commission MD	4.00%		6/15/2032	AAA	5,000,000	5,092,277
Water Works Board of the City of Birmingham/The AL†	3.75%		9/1/2026	NR	7,750,000	7,749,993
Total						12,842,270

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation 4.54%
Central Texas Turnpike System	5.00%		8/15/2031	A-	$7,500,000	$8,396,500
City of Cleveland Airport System Revenue OH	5.00%		1/1/2030	A	6,000,000	6,519,378
Metropolitan Transportation Authority NY	5.00%		11/15/2026	A	2,250,000	2,296,976
Metropolitan Transportation Authority NY	5.00%		11/15/2026	A	1,675,000	1,709,971
Metropolitan Transportation Authority NY	5.00%		11/15/2026	A	2,315,000	2,363,333
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.00%		6/15/2030	A1	5,535,000	6,078,581
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.00%		6/15/2033	A1	11,500,000	13,153,187
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.00%		6/15/2036	A1	5,500,000	6,222,899
New Jersey Turnpike Authority (AG)	5.25%		1/1/2026	AA	7,645,000	7,645,000
North Carolina Turnpike Authority (AG)	5.00%		1/1/2028	AA	1,500,000	1,531,985
North Texas Tollway Authority	5.00%		1/1/2026	AA-	5,500,000	5,500,000
North Texas Tollway Authority	5.00%		1/1/2031	A+	5,250,000	5,827,931
Oklahoma Turnpike Authority	5.00%		1/1/2030	AA-	1,730,000	1,771,629
Pennsylvania Turnpike Commission	5.00%	#(a)	12/1/2045	AA-	2,500,000	2,799,815
Port Authority of New York & New Jersey	3.00%		12/1/2027	AA-	2,500,000	2,500,731
State of Louisiana Gasoline & Fuels Tax Revenue	5.00%		5/1/2029	AA	2,575,000	2,777,553
Total						77,095,469

Utilities 19.55%
Black Belt Energy Gas District AL	5.00%		10/1/2035	A2	10,000,000	10,308,055
Black Belt Energy Gas District AL	5.00%	#(a)	12/1/2055	A1	22,650,000	24,239,958
Black Belt Energy Gas District AL	5.25%	#(a)	5/1/2055	A1	3,750,000	4,074,974
California Community Choice Financing Authority	5.00%	#(a)	11/1/2055	A1	14,500,000	15,095,421
California Community Choice Financing Authority	5.25%	#(a)	11/1/2054	A2	5,480,000	5,823,371
Central Plains Energy Project NE	4.699% (SOFR * .67 + 2.18%	)#	5/1/2053	A2	20,000,000	20,748,826
City of Cape Coral Water & Sewer Revenue FL	5.00%		10/1/2030	A1	5,595,000	6,166,897
City of San Antonio Electric & Gas Systems Revenue TX	3.08%	#(a)	2/1/2055	Aa3	10,000,000	10,038,026
City of San Antonio Electric & Gas Systems Revenue TX	5.00%		2/1/2031	Aa2	1,790,000	1,834,865

12	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
Development Authority of Burke County - Georgia Power Co	3.375%	#(a)	11/1/2048	A	$7,750,000	$7,783,731
Development Authority of Burke County - Oglethorpe Power Corp GA	3.60%	#(a)	11/1/2045	A3	3,000,000	3,052,187
Development Authority of Monroe County - Georgia Power Co	3.875%	#(a)	6/1/2042	A	6,000,000	6,008,864
Energy Southeast A Cooperative District AL	4.719% (SOFR * .67 + 2.20%	)#	4/1/2054	A1	5,000,000	5,100,755
Energy Southeast A Cooperative District AL	5.25%	#(a)	7/1/2054	A1	6,000,000	6,532,080
Illinois Finance Authority - Peoples Gas Light & Coke Co/The	3.90%		3/1/2030	Aa3	5,000,000	5,002,729
Kentucky Municipal Power Agency	3.45%	#(a)	9/1/2042	Baa1	1,700,000	1,699,180
Kentucky Public Energy Authority	5.25%	#(a)	4/1/2054	A1	10,000,000	10,805,540
Kentucky Public Energy Authority	5.25%	#(a)	6/1/2055	A1	13,000,000	13,756,670
Los Angeles Department of Water & Power Power System Revenue CA	5.00%		7/1/2030	Aa2	7,500,000	8,165,023
Los Angeles Department of Water & Power System Revenue CA	5.00%		7/1/2028	Aa2	15,000,000	15,679,290
Los Angeles Department of Water & Power System Revenue CA	5.00%		7/1/2030	Aa2	4,000,000	4,396,478
Los Angeles Department of Water & Power Water System Revenue CA	5.00%		1/1/2030	Aa2	7,410,000	7,974,909
Lower Alabama Gas District AL	5.00%		12/1/2033	A1	9,000,000	9,519,386
Lower Colorado River Authority - LCRA Transmission Services Corp TX	5.00%		5/15/2030	A1	6,000,000	6,581,632
Lower Colorado River Authority TX	5.00%	#(a)	5/15/2039	A	20,000,000	20,859,068
Main Street Natural Gas, Inc. GA	4.00%		5/15/2039	A1	2,275,000	2,214,565
Main Street Natural Gas, Inc. GA†	4.00%	#(a)	8/1/2052	BBB-	21,500,000	21,481,519
Missouri Joint Municipal Electric Utility Commission	5.00%		12/1/2030	A2	5,000,000	5,551,736
Montgomery County Industrial Development Authority - Constellation Energy Generation LLC PA	4.10%	#(a)	4/1/2053	BBB+	7,760,000	7,961,513
Pennsylvania Economic Development Financing Authority - Talen Energy Supply LLC	5.25%	#(a)	12/1/2038	B	1,100,000	1,106,937
Philadelphia Gas Works Co. PA	5.00%		8/1/2030	A	2,000,000	2,205,183
Philadelphia Gas Works Co. PA	5.00%		8/1/2031	A	1,375,000	1,542,240

See Notes to Schedule of Investments.	13

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND December 31, 2025

Investments		Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Utilities (continued)
Piedmont Municipal Power Agency Catawba Project Power Sales Revenue SC		5.00%		1/1/2028	A-		$7,695,000	$7,856,029
Piedmont Municipal Power Agency Catawba Project Power Sales Revenue SC		5.00%		1/1/2029	A-		8,240,000	8,414,012
Public Power Generation Agency NE		5.00%		1/1/2031	A2		1,500,000	1,668,838
South Carolina Public Service Authority		5.00%		12/1/2028	A-		4,325,000	4,617,050
Southeast Energy Authority A Cooperative District AL		5.25%	#(a)	3/1/2055	A1		4,550,000	4,803,676
Southern California Public Power Authority - City of Anaheim Electric System Revenue		5.00%	#(a)	4/1/2055	A2		5,250,000	5,578,817
Tennessee Energy Acquisition Corp.		5.00%	#(a)	5/1/2053	A2		10,000,000	10,282,994
Tennessee Energy Acquisition Corp.		5.625%		9/1/2026	BBB	(b)	9,040,000	9,154,567
Texas Municipal Gas Acquisition & Supply Corp. I		6.25%		12/15/2026	A1		1,300,000	1,341,109
Texas Municipal Gas Acquisition & Supply Corp. IV		5.25%		1/1/2030	A1		4,660,000	4,933,988
Total								331,962,688
Total Municipal Bonds (cost $1,353,776,870)								1,362,300,236

	Interest Rate#	Interest Rate Reset Date(d)		Final Maturity Date

SHORT-TERM INVESTMENTS 18.98%

Variable Rate Demand Notes 18.92%

Education 4.15%
New York State Dormitory Authority - Pace University	4.040%	1/2/2026		5/1/2044	BBB-		20,000,000	20,000,000
Pennsylvania Higher Educational Facilities Authority - Thomas Jefferson University Obligated Group	4.060%	1/2/2026		9/1/2045	A		22,325,000	22,325,000
Philadelphia Authority for Industrial Development - Thomas Jefferson University Obligated Group PA	4.060%	1/2/2026		9/1/2050	A		13,125,000	13,125,000
University of California	1.700%	1/2/2026		5/15/2048	AA		15,000,000	15,000,000
Total								70,450,000

14	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND December 31, 2025

Investments	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation 3.16%
City of New York NY GO	2.500%	1/2/2026	10/1/2040	AA+	$2,000,000	$2,000,000
City of New York NY GO	2.500%	1/2/2026	10/1/2046	AA	17,720,000	17,720,000
City of New York NY GO	2.550%	1/2/2026	4/1/2042	AA	8,310,000	8,310,000
City of New York NY GO	2.550%	1/2/2026	4/1/2042	AA	15,090,000	15,090,000
City of New York NY GO	2.600%	1/2/2026	4/1/2038	AA+	500,000	500,000
Florida Insurance Assistance Interlocal Agency, Inc.	4.060%	1/2/2026	9/1/2032	Aa2	10,000,000	10,000,000
Total						53,620,000

Health Care 7.49%
Harris County Cultural Education Facilities Finance Corp. - Baylor College of Medicine TX	3.720%	1/2/2026	11/15/2046	A	25,875,000	25,875,000
Health Care Authority for Baptist Health AL	4.650%	1/2/2026	11/1/2042	A3	28,487,000	28,487,000
Highlands County Health Facilities Authority FL	2.550%	1/2/2026	11/15/2060	AA	13,000,000	13,000,000
Montgomery County Higher Education & Health Authority - Thomas Jefferson University Obligated Group PA	4.060%	1/2/2026	9/1/2050	A	7,485,000	7,485,000
Public Finance Authority - Kaiser Obligated Group WI	2.450%	1/2/2026	10/1/2055	AA+	8,490,000	8,490,000
Rib Floater Trust Various States FL†	3.670%	1/2/2026	10/1/2054	A1	18,890,000	18,890,000
South Dakota Health & Educational Facilities Authority - Sanford Obligated Group	3.370%	1/1/2026	7/1/2055	A+	15,000,000	15,000,000
State of Ohio - University Hospitals Health System Inc Obligated Group	3.790%	1/2/2026	1/15/2045	A	10,035,000	10,035,000
Total						127,262,000

Home Furnishings 0.59%
Rib Floater Trust Various States MD†	3.670%	5/15/2026	11/15/2049	A1	10,000,000	10,000,000

Pollution Control 1.20%
Port of Port Arthur Navigation District - Motiva Enterprises LLC TX	2.550%	1/2/2026	4/1/2040	BBB+	20,400,000	20,400,000

See Notes to Schedule of Investments.	15

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND December 31, 2025

Investments	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue 0.18%
New York City Transitional Finance Authority Future Tax Secured Revenue NY	2.480%	1/2/2026	2/1/2044	AAA	$3,000,000	$3,000,000

Transportation 0.30%
Bay Area Toll Authority CA	1.700%	1/2/2026	4/1/2055	AA+	5,130,000	5,130,000

Utilities 1.85%
County of King Sewer Revenue - County of King WA Sewer Revenue WA	2.500%	1/2/2026	1/1/2065	AA	8,500,000	8,500,000
Development Authority of Appling County - Georgia Power Co	2.500%	1/1/2026	9/1/2041	A	6,000,000	6,000,000
New York City Municipal Water Finance Authority - New York City Water & Sewer System NY	2.490%	1/15/2026	6/15/2055	AA+	2,000,000	2,000,000
New York City Municipal Water Finance Authority - New York City Water & Sewer System NY	2.500%	1/15/2026	6/15/2033	AA+	13,000,000	13,000,000
New York City Municipal Water Finance Authority - New York City Water & Sewer System NY	2.600%	1/15/2026	6/15/2043	AA+	1,900,000	1,900,000
Total						31,400,000
Total Variable Rate Demand Notes (cost $321,262,000)						321,262,000

REPURCHASE AGREEMENTS 0.06%
Repurchase Agreement dated 12/31/2025, 3.250% due 1/2/2026 with Fixed Income Clearing Corp. collateralized by $1,100,400 of U.S. Treasury Note at 4.500% due 5/15/2027; value: $1,121,672; proceeds: $1,099,751 (cost $1,099,553)					1,099,553	1,099,553
Total Short-Term Investments (cost $322,361,553)						322,361,553
Total Investments in Securities 99.19% (cost $1,676,138,423)						1,684,661,789
Other Assets and Liabilities – Net 0.81%						13,731,276
Net Assets 100.00%						$1,698,393,065

AG	AG Insured by - Assured Guaranty, inc.
COPS	Certificates of Participation.
CPI	Consumer Price Index: Rate fluctuates based on CPI.
FGIC	Insured by - Financial Guaranty Insurance Company.
FHA	Insured by - Federal Housing Administration.

16	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

SHORT DURATION TAX FREE FUND December 31, 2025

FHLMC	Insured by - Federal Home Loan Mortgage Corporation.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
GTD	Guaranteed.
HUD	Insured by - Department of Housing and Urban Development.
MUNIPSA	SIFMA Municipal Swap Index Yield.
NR	Not Rated.
SIFMA	Insured by - Securities Industry and Financial Markets Association.
SOFR	Secured Overnight Financing Rate.
YoY	Year on Year Inflation Rates.
#	Variable rate security. The interest rate represents the rate in effect at December 31, 2025.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At December 31, 2025, the total value of Rule 144A securities was $82,069,837, which represents 4.83% of net assets.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	This investment has been rated by Fitch IBCA.
(c)	Defaulted (non-income producing security).
(d)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.

The following is a summary of the inputs used as of December 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$1,362,300,236	$–	$1,362,300,236
Short-Term Investments
Variable Rate Demand Notes	–	321,262,000	–	321,262,000
Repurchase Agreements	–	1,099,553	–	1,099,553
Total	$–	$1,684,661,789	$–	$1,684,661,789

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	17

Schedule of Investments (unaudited)

INTERMEDIATE TAX FREE FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 97.83%

MUNICIPAL BONDS 97.83%

Corporate-Backed 6.89%
Arkansas Development Finance Authority - Weyerhaeuser Co AMT	3.875%	#(a)	10/15/2065	BBB	$3,750,000	$3,756,008
Baldwin County Industrial Development Authority - Novelis Corp AL AMT†	5.00%	#(a)	6/1/2055	BB	12,000,000	12,241,006
Black Belt Energy Gas District AL	4.00%	#(a)	10/1/2052	A2	12,110,000	12,161,895
Build NYC Resource Corp. - Pratt Paper Inc NY AMT†	5.00%		1/1/2035	NR	3,375,000	3,380,166
Cabot Citrus Farms Community Development District FL	5.25%		3/1/2029	NR	6,900,000	6,983,950
California Infrastructure & Economic Development Bank - DesertXpress Enterprises LLC†	12.00%	#(a)	1/1/2065	NR	16,015,000	11,851,100
City of Farmington - Public Service Co of New Mexico	3.90%	#(a)	6/1/2040	BBB	7,000,000	7,095,162
City of Granite City - Waste Management of Illinois Inc IL AMT	1.25%		5/1/2027	A-	5,485,000	5,294,894
City of Henderson - Pratt Paper LLC KY AMT†	3.70%		1/1/2032	NR	6,155,000	6,154,745
City of Houston Airport System Revenue - United Airlines Inc TX AMT	5.00%		7/1/2029	BB+	1,885,000	1,887,099
City of St. Mary’s KS	3.50%		4/15/2032	BBB+	7,500,000	7,505,798
Downtown Doral South Community Development District FL†	4.75%		12/15/2038	NR	625,000	641,732
Florida Development Finance Corp. - Waste pro USA Inc AMT†	6.125%	#(a)	7/1/2032	NR	7,430,000	7,462,451
Florida Development Finance Corp. - Waste Pro USA Inc FL AMT†	4.45%	#(a)	7/1/2037	NR	3,000,000	3,025,264
Greater Orlando Aviation Authority - JetBlue Airways Corp FL	5.00%		11/15/2026	NR	2,980,000	2,981,242
Hobe-St Lucie Conservancy District Unit of Development No 1A FL	5.60%		5/1/2044	NR	1,845,000	1,904,832
Hoover Industrial Development Board - United States Steel Corp AL AMT	6.375%	#(a)	11/1/2050	BB+	8,525,000	9,362,579
Indiana Finance Authority - Ohio Valley Electric Corp	2.50%		11/1/2030	Baa3	1,000,000	959,090
Indiana Finance Authority - Ohio Valley Electric Corp	3.00%		11/1/2030	Baa3	5,600,000	5,479,905

18	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Indiana Finance Authority - United States Steel Corp AMT	6.75%		5/1/2039	BB+	$1,500,000	$1,678,651
Industrial Development Authority of the County of Yavapai - Waste Management Inc AZ AMT	1.30%		6/1/2027	A-	4,650,000	4,482,225
Iowa Finance Authority - Iowa Fertilizer Co LLC	4.00%	#(a)	12/1/2050	AA+	11,050,000	12,022,822
Louisiana Local Government Environmental Facilities & Community Development Authority - Westlake Corp	3.50%		11/1/2032	BBB+	7,655,000	7,598,557
Louisiana Public Facilities Authority - Waste Pro USA Inc AMT†	6.75%	#(a)	10/1/2053	NR	12,000,000	12,686,413
Louisiana Public Facilities Authority - Waste Pro USA Inc LA AMT†	4.375%	#(a)	5/1/2053	NR	6,000,000	6,009,149
Maryland Economic Development Corp.(b)	5.00%		12/1/2016	NR	2,570,000	1,721,900
Maryland Economic Development Corp. - Core Natural Resources Inc†	5.00%	#(a)	7/1/2048	NR	5,150,000	5,396,524
Massachusetts Development Finance Agency - Waste Management of Massachusetts Inc AMT†	1.25%		5/1/2027	A-	3,250,000	3,137,358
Matagorda County Navigation District No. 1 - AEP Texas Inc	2.60%		11/1/2029	BBB+	6,800,000	6,590,844
Matagorda County Navigation District No. 1 - AEP Texas Inc	4.00%		6/1/2030	BBB+	8,000,000	8,002,905
Michigan Strategic Fund - Graphic Packaging International LLC AMT	4.00%	#(a)	10/1/2061	BB	5,640,000	5,634,502
Mission Economic Development Corp. - Natgasoline LLC TX AMT†	4.625%		10/1/2031	BB-	9,335,000	9,337,180
Mississippi Business Finance Corp. - Waste Pro USA Inc AMT†	4.375%	#(a)	2/1/2048	NR	3,750,000	3,751,779
New Hampshire Business Finance Authority - Covanta Holding Corp AMT†	3.75%	#(a)	7/1/2045	B-	1,970,000	1,620,828
New Hampshire Business Finance Authority - Covanta Holding Corp AMT†	4.00%		11/1/2027	B-	6,225,000	6,149,415
New Hampshire Business Finance Authority - New York State Electric & Gas Corp AMT	4.00%		12/1/2028	A-	9,235,000	9,383,491
New Jersey Economic Development Authority - United Airlines Inc	5.25%		9/15/2029	BB+	13,165,000	13,182,186
New Jersey Economic Development Authority - United Airlines Inc	5.50%		6/1/2033	BB+	1,500,000	1,503,343

See Notes to Schedule of Investments.	19

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
New York City Industrial Development Agency - TRIPS Obligated Group NY	5.00%		7/1/2028	BBB+	$1,940,000	$1,940,414
New York Liberty Development Corp.	2.50%		11/15/2036	A+	2,500,000	2,140,455
New York Liberty Development Corp. - 3 World Trade Center LLC†	5.15%		11/15/2034	NR	1,875,000	1,876,778
New York Liberty Development Corp. - 3 World Trade Center LLC†	7.25%		11/15/2044	NR	1,920,000	1,921,378
New York State Environmental Facilities Corp. - Casella Waste Systems Inc AMT†	2.875%	#(a)	12/1/2044	B+	2,000,000	1,910,242
New York State Environmental Facilities Corp. - Casella Waste Systems Inc AMT†	5.125%	#(a)	9/1/2050	B+	1,000,000	1,040,001
New York Transportation Development Corp. - American Airlines Inc AMT	5.00%		8/1/2026	B+	660,000	660,700
New York Transportation Development Corp. - American Airlines Inc AMT	5.00%		8/1/2031	B+	2,500,000	2,502,663
New York Transportation Development Corp. - American Airlines Inc AMT	5.25%		8/1/2031	B+	1,425,000	1,476,066
New York Transportation Development Corp. - American Airlines Inc AMT	5.375%		8/1/2036	B+	1,850,000	1,931,039
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%		1/1/2026	Baa2	3,110,000	3,110,000
Niagara Area Development Corp. - Reworld Holding Corp NY AMT†	4.75%		11/1/2042	B-	5,500,000	4,844,235
Ohio Air Quality Development Authority - American Electric Power Co Inc	2.40%	#(a)	12/1/2038	BBB	5,685,000	5,419,848
Ohio Air Quality Development Authority - American Electric Power Co Inc AMT	2.50%	#(a)	11/1/2042	BBB	8,800,000	8,420,054
Ohio Air Quality Development Authority - American Electric Power Co Inc AMT	2.60%	#(a)	6/1/2041	BBB	18,210,000	17,517,725
Parish of St. James - NuStar Logistics LP LA†	6.10%	#(a)	6/1/2038	BB+	1,500,000	1,652,354
Parish of St. James - NuStar Logistics LP LA†	6.10%	#(a)	12/1/2040	BB+	9,825,000	10,828,640
Pennsylvania Economic Development Financing Authority - Covanta Holding Corp AMT†	3.25%		8/1/2039	B-	1,035,000	816,790
Phenix City Industrial Development Board - WestRock Coated Board LLC AL AMT	4.125%		5/15/2035	BBB	1,500,000	1,482,407
Port of Beaumont Industrial Development Authority - Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group TX†	4.10%		1/1/2028	NR	5,000,000	4,554,492

20	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Public Finance Authority - Sky Harbour Capital LLC Obligated Group WI AMT	4.00%		7/1/2036	NR	$6,000,000	$5,889,632
Public Finance Authority - Sky Harbour Capital LLC Obligated Group WI AMT	4.00%		7/1/2041	NR	7,220,000	6,599,529
Public Finance Authority - TRIPS Obligated Group WI AMT	5.00%		7/1/2042	BBB+	7,650,000	7,651,553
Public Finance Authority - TRIPS Obligated Group WI AMT	5.25%		7/1/2028	BBB+	1,260,000	1,261,108
Public Finance Authority WI†	5.375%		12/15/2032	NR	2,452,000	2,451,650
State of Nevada Department of Business & Industry - DesertXpress Enterprises LLC AMT†	12.00%	#(a)	1/1/2065	NR	5,810,000	4,299,400
Tuscaloosa County Industrial Development Authority - Hunt Refining Co AL†	5.25%		5/1/2044	NR	6,740,000	6,756,652
Vermont Economic Development Authority - Casella Waste Systems Inc AMT†	5.00%	#(a)	6/1/2052	B+	5,500,000	5,549,964
Village Community Development District No. 15 FL†	4.55%		5/1/2044	NR	5,735,000	5,543,626
Village Community Development District No. 15 FL†	4.85%		5/1/2038	NR	2,160,000	2,241,721
Village Community Development District No. 15 FL†	5.00%		5/1/2043	NR	5,090,000	5,187,635
Virginia Small Business Financing Authority - Covanta Holding Corp AMT†	5.00%	#(a)	1/1/2048	B-	440,000	419,849
West Pace Cooperative District AL(b)	9.125%		5/1/2039	NR	4,900,000	2,450,000
West Virginia Economic Development Authority - Kentucky Power Co AMT	4.70%	#(a)	4/1/2036	BBB	5,800,000	5,824,068
Total						368,191,658

Education 8.20%
Arizona Board of Regents - Arizona State University	5.00%		7/1/2038	AA	3,250,000	3,736,509
Arizona Board of Regents - Arizona State University	5.00%		7/1/2039	AA	2,000,000	2,283,108
Arizona Board of Regents - Arizona State University	5.00%		7/1/2041	AA	2,500,000	2,785,388
Arlington Higher Education Finance Corp. - BASIS Texas Charter Schools Inc TX†	5.00%		6/15/2035	Ba2	1,250,000	1,317,700
Arlington Higher Education Finance Corp. - BASIS Texas Charter Schools Inc TX†	5.125%		6/15/2040	Ba2	2,400,000	2,459,416

See Notes to Schedule of Investments.	21

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Education (continued)
California Community Choice Financing Authority	4.219% (SOFR * .67 + 1.70%	)#	5/1/2053	A1		$10,000,000	$10,043,484
California Infrastructure & Economic Development Bank - University of California	5.00%		5/15/2036	AA		1,100,000	1,315,847
California Infrastructure & Economic Development Bank - University of California	5.00%		5/15/2037	AA		2,500,000	2,963,908
California Infrastructure & Economic Development Bank - University of California	5.00%		5/15/2039	AA		5,000,000	5,828,089
California Infrastructure & Economic Development Bank - University of California	5.00%		5/15/2041	AA		3,000,000	3,404,936
California Infrastructure & Economic Development Bank - University of California	5.00%		5/15/2042	AA		3,965,000	4,449,879
California State University	0.55%	#(a)	11/1/2049	Aa2		6,750,000	6,615,005
Capital Trust Agency, Inc. - Renaissance Charter School Inc Series 2019 Obligated Group FL†	5.00%		6/15/2039	NR		2,160,000	2,113,277
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.00%		4/1/2038	A	(c)	3,230,000	3,413,610
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.25%		4/1/2034	A	(c)	1,625,000	1,792,252
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.25%		4/1/2035	A	(c)	1,125,000	1,234,631
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.25%		4/1/2036	A	(c)	2,175,000	2,372,792
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.25%		4/1/2039	A	(c)	6,220,000	6,635,161
Chicago Board of Education IL GO (AG)	5.00%		12/1/2031	AA		5,000,000	5,219,105
Cleveland State University OH (BAM)	5.00%		6/1/2040	AA		5,170,000	5,611,280
Clifton Higher Education Finance Corp. - Aristoi Classical Academy TX	5.50%		8/15/2045	BB		3,770,000	3,622,483
Clifton Higher Education Finance Corp. TX (PSF-GTD)	4.00%	#(a)	2/15/2055	Aaa		4,500,000	4,702,799
Clifton Higher Education Finance Corp. TX (PSF-GTD)	5.00%		2/15/2035	Aaa		2,275,000	2,564,036

22	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Clifton Higher Education Finance Corp. TX (PSF-GTD)	5.25%		2/15/2043	Aaa	$2,500,000	$2,686,410
Clinton County Capital Resource Corp. - Clinton-Essex-Warren-Washington Board of Cooperative Educational Services NY†	4.50%		7/1/2040	A+	1,100,000	1,137,527
Clinton County Capital Resource Corp. - Clinton-Essex-Warren-Washington Board of Cooperative Educational Services NY†	4.75%		7/1/2043	A+	1,100,000	1,125,240
County of Frederick - Mount St Mary’s University Inc MD†	5.00%		9/1/2027	BB+	860,000	862,108
County of Frederick - Mount St Mary’s University Inc MD†	5.00%		9/1/2032	BB+	2,400,000	2,396,090
County of Lincoln - Augustana College Association SD	4.00%		8/1/2041	BBB-	500,000	454,807
Development Authority Of The City Of Marietta - Life University Inc GA†	5.00%		11/1/2027	Ba3	1,050,000	1,045,273
Development Authority Of The City Of Marietta - Life University Inc GA†	5.00%		11/1/2037	Ba3	4,750,000	4,548,574
District of Columbia - Georgetown University/The	5.00%	#(a)	4/1/2060	A-	6,000,000	6,781,999
Dutchess County Local Development Corp. - Bard College NY	5.00%		7/1/2040	BBB-	1,150,000	1,177,536
Florida Higher Educational Facilities Financing Authority - Keiser University Obligated Group†	6.00%		7/1/2045	BB+	15,000,000	14,951,425
Illinois Finance Authority - Illinois Institute of Technology	4.00%		9/1/2035	Ba2	2,600,000	2,359,420
Illinois Finance Authority - Illinois Institute of Technology	5.00%		9/1/2030	Ba2	625,000	626,063
Illinois Finance Authority - Illinois Institute of Technology	5.00%		9/1/2031	Ba2	1,100,000	1,099,476
Illinois Finance Authority - Illinois Institute of Technology	5.00%		9/1/2032	Ba2	1,100,000	1,095,133
Illinois Finance Authority - Illinois Institute of Technology	5.00%		9/1/2033	Ba2	1,000,000	993,073
Illinois Finance Authority - Illinois Institute of Technology	5.00%		9/1/2034	Ba2	3,720,000	3,684,531
Illinois Finance Authority - Illinois Institute of Technology	5.00%		9/1/2036	Ba2	3,225,000	3,184,126
Illinois Finance Authority - University of Chicago/The	4.00%		10/1/2038	Aa2	5,130,000	5,130,941

See Notes to Schedule of Investments.	23

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Indiana Finance Authority - Ohio Valley Electric Corp	4.25%		11/1/2030	Baa3	$14,550,000	$14,955,172
Industrial Development Authority of the City of Phoenix Arizona - BASIS Schools Inc Obligated Group AZ†	5.00%		7/1/2035	BB+	2,350,000	2,350,827
IPS Multi-School Building Corp. - Indianapolis Board of School Commissioners IN (ST INTERCEPT)	5.00%		7/15/2041	Aa2	2,125,000	2,281,782
Lehigh County General Purpose Authority - Muhlenberg College PA	5.00%		2/1/2039	Baa1	6,495,000	6,538,684
Massachusetts Development Finance Agency - President and Fellows of Harvard College	4.00%		7/15/2036	AAA	5,450,000	5,450,377
Massachusetts Development Finance Agency - President and Fellows of Harvard College	5.00%	#(a)	5/15/2055	AAA	13,000,000	15,332,528
Massachusetts Development Finance Agency - Suffolk University	5.50%		7/1/2041	Baa3	4,125,000	4,381,311
Massachusetts Development Finance Agency - Suffolk University	5.50%		7/1/2045	Baa3	2,350,000	2,424,835
Massachusetts School Building Authority	5.00%		2/15/2036	AA	2,250,000	2,641,053
Massachusetts School Building Authority	5.00%		2/15/2037	AA	6,250,000	7,271,804
Massachusetts School Building Authority	5.00%		2/15/2038	AA	3,000,000	3,461,969
Miami-Dade County Educational Facilities Authority - University of Miami FL	5.00%		4/1/2041	A2	5,000,000	5,469,446
Miami-Dade County Educational Facilities Authority - University of Miami FL	5.00%		4/1/2042	A2	16,000,000	17,313,131
New Jersey Institute of Technology (BAM)	5.00%		7/1/2036	AA	1,000,000	1,169,743
New Jersey Institute of Technology (BAM)	5.00%		7/1/2039	AA	1,500,000	1,712,331
New Jersey Institute of Technology (BAM)	5.00%		7/1/2040	AA	1,200,000	1,352,432
New Jersey Institute of Technology (BAM)	5.00%		7/1/2041	AA	2,000,000	2,227,795
New Jersey Institute of Technology (BAM)	5.00%		7/1/2042	AA	2,125,000	2,340,680
New Jersey Institute of Technology (BAM)	5.00%		7/1/2043	AA	4,000,000	4,357,002
New York State Dormitory Authority - Barnard College	5.25%		7/1/2038	A	4,000,000	4,570,890
New York State Dormitory Authority - Barnard College	5.25%		7/1/2039	A	5,300,000	6,018,605
New York State Dormitory Authority - Barnard College	5.25%		7/1/2040	A	5,345,000	6,006,984
New York State Dormitory Authority - Barnard College	5.25%		7/1/2041	A	5,000,000	5,550,304

24	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
New York State Dormitory Authority - Barnard College	5.25%	7/1/2042	A	$4,230,000	$4,643,862
New York State Dormitory Authority - Icahn School of Medicine Mount Sinai	5.00%	7/1/2027	BBB	10,000,000	10,004,463
New York State Dormitory Authority - New School	5.00%	7/1/2035	A3	5,345,000	5,415,444
New York State Dormitory Authority - New School	5.00%	7/1/2036	A3	4,405,000	4,459,105
New York State Dormitory Authority - New School	5.00%	7/1/2037	A3	7,800,000	7,888,079
New York State Dormitory Authority - New York University	5.00%	7/1/2038	Aa2	19,325,000	22,424,233
New York State Dormitory Authority - New York University	5.00%	7/1/2040	Aa2	7,000,000	7,898,182
New York State Dormitory Authority - New York University	5.00%	7/1/2042	Aa2	18,295,000	20,031,342
New York State Dormitory Authority - Yeshiva University	5.00%	7/15/2031	BBB-	2,705,000	2,902,048
New York State Dormitory Authority - Yeshiva University	5.00%	7/15/2037	BBB-	11,000,000	11,517,799
New York State Dormitory Authority (AG)	5.00%	10/1/2031	AA	10,000	10,656
New York State Dormitory Authority (AG), (ST AID WITHHLDG)	5.00%	10/1/2036	AA	4,750,000	5,492,422
New York State Dormitory Authority (AG), (ST AID WITHHLDG)	5.00%	10/1/2037	AA	9,200,000	10,120,509
Ohio Higher Educational Facility Commission - University of Dayton	5.00%	2/1/2040	A+	1,100,000	1,206,961
Ohio Higher Educational Facility Commission - University of Dayton	5.00%	2/1/2041	A+	1,300,000	1,410,443
Ohio Higher Educational Facility Commission - University of Dayton	5.00%	2/1/2042	A+	1,700,000	1,824,891
Ohio Higher Educational Facility Commission - Xavier University	5.00%	5/1/2032	Baa1	1,270,000	1,400,334
Ohio Higher Educational Facility Commission - Xavier University	5.00%	5/1/2034	Baa1	2,175,000	2,431,333
Ohio Higher Educational Facility Commission - Xavier University	5.00%	5/1/2036	Baa1	2,320,000	2,553,220
Ohio Higher Educational Facility Commission - Xavier University	5.00%	5/1/2037	Baa1	1,415,000	1,544,791
Ohio Higher Educational Facility Commission - Xavier University	5.00%	5/1/2040	Baa1	1,575,000	1,672,924

See Notes to Schedule of Investments.	25

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Ohio Higher Educational Facility Commission - Xavier University	5.00%		5/1/2042	Baa1	$1,575,000	$1,640,760
Sierra Vista Industrial Development Authority - American Leadership Academy Inc AZ†	5.00%		6/15/2044	NR	2,000,000	1,900,286
State of Nevada Department of Business & Industry - Somerset Academy NLV Building 1 / Sky Pointe / Stephanie / Losee Campuses†	4.50%		12/15/2029	BB+	335,000	335,071
State of Nevada Department of Business & Industry - Somerset Academy NLV Building 1 / Sky Pointe / Stephanie / Losee Campuses†	5.00%		12/15/2038	BB+	1,000,000	1,000,065
University of Akron OH	5.00%		1/1/2035	A3	3,465,000	3,490,914
University of California	5.50%		5/15/2040	AA	15,000,000	17,805,468
University of Illinois	5.00%		10/1/2035	A2	885,000	990,065
University of Illinois	5.00%		10/1/2036	A2	920,000	1,022,894
University of Illinois	5.00%		10/1/2037	A2	800,000	884,007
University of Illinois	5.00%		10/1/2038	A2	800,000	878,867
University of Illinois	5.50%		10/1/2039	A2	1,360,000	1,529,266
University of Illinois	5.50%		10/1/2042	A2	1,650,000	1,810,952
University of Illinois (AG)	4.00%		4/1/2033	AA	4,905,000	4,997,763
University of Kentucky (ST INTERCEPT)	4.00%		10/1/2036	AA+	3,000,000	3,001,700
University of Kentucky (ST INTERCEPT)	4.75%		4/1/2034	AA+	3,000,000	3,002,937
Total						438,148,188

Financial Services 0.02%
New Jersey Higher Education Student Assistance Authority AMT	3.75%		12/1/2030	Aaa	470,000	470,238
New Jersey Higher Education Student Assistance Authority AMT	4.00%		12/1/2032	Aaa	390,000	390,025
New Jersey Higher Education Student Assistance Authority AMT	4.00%		12/1/2034	Aaa	355,000	354,973
Total						1,215,236

General Obligation 9.68%
Arapahoe County Water & Wastewater Public Improvement District CO GO	3.00%		12/1/2039	AA-	4,870,000	4,379,949
California Community Choice Financing Authority	5.00%	#(a)	12/1/2053	A2	6,835,000	7,166,510

26	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
California Community Choice Financing Authority	5.50%	#(a)	5/1/2054	A2	$10,000,000	$10,562,561
California State Public Works Board - State of California Department of General Services	5.00%		4/1/2040	Aa3	4,200,000	4,725,458
California State Public Works Board - State of California Department of General Services	5.00%		4/1/2041	Aa3	3,550,000	3,952,088
California State Public Works Board - State of California Department of General Services	5.00%		4/1/2042	Aa3	6,035,000	6,655,519
Chabot-Las Positas Community College District CA GO	3.00%		8/1/2038	AA	2,500,000	2,390,512
Chicago Board of Education IL GO	5.00%		12/1/2029	BB+	3,000,000	3,057,875
Chicago Board of Education IL GO	5.00%		12/1/2031	BB+	1,500,000	1,521,650
Chicago Board of Education IL GO	5.00%		12/1/2033	BB+	900,000	902,553
Chicago Board of Education IL GO	5.00%		12/1/2034	BB+	475,000	475,262
Chicago Board of Education IL GO	5.00%		12/1/2035	BB+	450,000	447,206
Chicago Board of Education IL GO	5.00%		12/1/2036	BB+	7,300,000	7,303,699
Chicago Board of Education IL GO	5.00%		12/1/2039	BB+	2,340,000	2,326,655
Chicago Board of Education IL GO	5.50%		12/1/2034	BB+	9,455,000	10,008,876
Chicago Board of Education IL GO	5.50%		12/1/2037	BB+	2,000,000	2,061,761
Chicago Board of Education IL GO	5.50%		12/1/2038	BB+	2,250,000	2,306,965
Chicago Board of Education IL GO	6.00%		12/1/2037	BB+	12,500,000	13,557,137
Chicago Board of Education IL GO†	6.75%		12/1/2030	BB+	5,000,000	5,245,041
City of Bellevue WA GO	4.00%		12/1/2030	AAA	5,590,000	5,594,473
City of Chicago IL GO	5.00%		1/1/2031	BBB	2,210,000	2,211,981
City of Chicago IL GO	5.00%		1/1/2042	BBB	34,540,000	34,193,391
City of Chicago IL GO	5.50%		1/1/2039	BBB	6,000,000	6,294,937
City of Chicago IL GO	5.50%		1/1/2041	BBB	5,000,000	5,205,957
City of Chicago IL GO	5.50%		1/1/2049	BBB	1,140,000	1,140,678
City of Chicago IL GO	6.00%		1/1/2043	BBB	3,000,000	3,201,683
City of Chicago IL GO	6.00%		1/1/2050	BBB	4,450,000	4,603,049
City of Cleveland OH	3.00%		12/1/2039	AA+	1,700,000	1,523,716
City of Frisco TX GO	5.00%		2/15/2041	AAA	4,445,000	4,851,415
City of Houston TX GO	5.00%		3/1/2036	Aa3	1,800,000	2,019,450
City of Houston TX GO	5.00%		3/1/2038	Aa3	1,000,000	1,102,567
City of Houston TX GO	5.00%		3/1/2041	AA	3,750,000	4,067,666
City of Houston TX GO	5.25%		3/1/2039	Aa3	4,610,000	5,119,279

See Notes to Schedule of Investments.	27

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
City of Houston TX GO	5.25%	3/1/2040	Aa3	$5,800,000	$6,376,854
City of Hutto TX GO (BAM)	5.00%	8/1/2040	AA	2,145,000	2,344,556
City of Hutto TX GO (BAM)	5.00%	8/1/2041	AA	3,500,000	3,794,852
City of New York NY GO	5.00%	6/1/2035	AA	10,000	10,015
City of New York NY GO	5.00%	10/1/2036	AA	1,250,000	1,386,448
City of New York NY GO	5.00%	4/1/2040	AA	2,000,000	2,185,142
Clark County School District NV GO	5.00%	6/15/2041	AA-	10,645,000	11,525,602
Commonwealth of Massachusetts GO	5.00%	12/1/2040	AA+	2,250,000	2,549,304
Commonwealth of Massachusetts GO	5.00%	12/1/2041	AA+	1,750,000	1,960,142
Commonwealth of Massachusetts GO	5.00%	12/1/2042	AA+	5,000,000	5,535,121
Commonwealth of Puerto Rico GO	Zero Coupon	7/1/2033	NR	1,727,569	1,252,169
Commonwealth of Puerto Rico GO	4.00%	7/1/2035	NR	11,385,659	11,198,152
Commonwealth of Puerto Rico GO	4.00%	7/1/2037	NR	3,035,632	2,945,675
Commonwealth of Puerto Rico GO	4.00%	7/1/2041	NR	5,000,000	4,628,181
Commonwealth of Puerto Rico GO	4.00%	7/1/2046	NR	1,917,657	1,675,292
Commonwealth of Puerto Rico GO	5.625%	7/1/2029	NR	5,336,508	5,656,386
Commonwealth of Puerto Rico GO	5.75%	7/1/2031	NR	1,415,665	1,556,068
County of Clark NV GO	3.00%	7/1/2038	AAA	4,000,000	3,701,662
County of Collin TX GO	3.00%	2/15/2039	AAA	5,420,000	4,963,201
County of Howard MD GO	3.00%	8/15/2037	AAA	2,255,000	2,158,964
County of Travis TX GO	3.00%	3/1/2038	AAA	4,410,000	4,088,978
Davis Joint Unified School District CA GO (BAM)	3.00%	8/1/2038	AA	3,140,000	2,903,973
Denton Independent School District TX GO (PSF-GTD)	5.00%	8/15/2039	AAA	5,500,000	6,098,626
Galena Park Independent School District TX GO (PSF-GTD)	3.00%	8/15/2039	Aaa	6,960,000	6,353,926
Jackson County School District GA GO (ST AID WITHHLDG)	5.00%	3/1/2036	AA+	3,000,000	3,501,259
Jackson County School District GA GO (ST AID WITHHLDG)	5.00%	3/1/2037	AA+	6,500,000	7,519,420
Jackson County School District GA GO (ST AID WITHHLDG)	5.00%	3/1/2038	AA+	5,000,000	5,737,340
Jackson County School District GA GO (ST AID WITHHLDG)	5.00%	3/1/2039	AA+	5,000,000	5,700,734
Janesville School District WI GO	5.00%	3/1/2035	Aa2	2,500,000	2,842,404
Janesville School District WI GO	5.00%	3/1/2036	Aa2	5,575,000	6,300,564
Janesville School District WI GO	5.00%	3/1/2037	Aa2	3,160,000	3,538,924
Louisiana Stadium & Exposition District	5.00%	7/1/2039	A2	6,550,000	7,172,509

28	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.00%	6/15/2037	A1	$4,000,000	$4,466,544
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.00%	6/15/2037	A1	4,000,000	4,466,544
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.25%	6/15/2036	A1	2,000,000	2,268,305
New York State Dormitory Authority (BAM)	5.00%	10/1/2035	AA	5,000,000	5,436,108
Northside Independent School District TX GO (PSF-GTD)	3.00%	8/15/2038	Aaa	3,250,000	2,984,075
Palm Beach County School District FL COPS	5.00%	8/1/2037	Aa3	1,000,000	1,116,703
Palm Beach County School District FL COPS	5.00%	8/1/2038	Aa3	2,375,000	2,632,058
Palm Beach County School District FL COPS	5.00%	8/1/2039	Aa3	2,250,000	2,476,152
Pennsylvania Economic Development Financing Authority - Commonwealth of Pennsylvania Department of Transportation AMT	5.50%	6/30/2037	Baa2	5,575,000	6,121,859
Pennsylvania Economic Development Financing Authority - Commonwealth of Pennsylvania Department of Transportation AMT	5.50%	6/30/2038	Baa2	6,200,000	6,749,567
Sheboygan Area School District WI GO	3.00%	3/1/2039	Aa1	2,005,000	1,871,793
Sheboygan Area School District WI GO	3.00%	3/1/2040	Aa1	2,000,000	1,827,312
Sheboygan Area School District WI GO	3.00%	3/1/2041	Aa1	2,425,000	2,179,866
State of California GO	5.00%	3/1/2042	Aa2	4,925,000	5,503,695
State of Connecticut GO	3.00%	1/15/2037	Aa2	5,090,000	4,837,134
State of Florida GO	3.00%	6/1/2036	AAA	3,985,000	3,792,388
State of Illinois GO	4.00%	10/1/2034	A2	5,000,000	5,086,652
State of Illinois GO	5.00%	2/1/2028	A2	13,620,000	13,928,440
State of Illinois GO	5.00%	11/1/2029	A2	2,800,000	2,846,779
State of Illinois GO	5.00%	11/1/2032	A2	9,200,000	9,337,738
State of Illinois GO	5.00%	10/1/2033	A2	5,000,000	5,233,211
State of Illinois GO	5.00%	5/1/2040	A2	6,000,000	6,451,076
State of Illinois GO	5.00%	5/1/2041	A2	6,000,000	6,392,489
State of Illinois GO	5.00%	12/1/2042	A2	11,320,000	11,870,035
State of Illinois GO	5.25%	10/1/2036	A2	17,540,000	19,387,958
State of Illinois GO	5.25%	5/1/2042	A2	15,000,000	16,096,093
State of Illinois GO	5.25%	5/1/2043	A2	7,830,000	8,321,012

See Notes to Schedule of Investments.	29

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
State of Illinois GO	5.50%	5/1/2039	A2	$11,000,000	$11,775,292
State of West Virginia GO	5.00%	12/1/2034	Aa2	5,000,000	5,261,157
Town of Oyster Bay NY GO (AG)	2.00%	3/1/2031	AA	2,040,000	1,898,661
Waller Consolidated Independent School District TX GO (PSF-GTD)	5.00%	2/15/2039	AAA	2,095,000	2,359,868
Waller Consolidated Independent School District TX GO (PSF-GTD)	5.00%	2/15/2040	AAA	3,545,000	3,931,484
Waller Consolidated Independent School District TX GO (PSF-GTD)	5.00%	2/15/2041	AAA	2,500,000	2,751,144
Waller Consolidated Independent School District TX GO (PSF-GTD)	5.00%	2/15/2042	AAA	3,180,000	3,466,497
Washington Metropolitan Area Transit Authority Dedicated Revenue DC	5.00%	7/15/2039	AA	4,400,000	4,859,946
Washington Metropolitan Area Transit Authority Dedicated Revenue DC	5.00%	7/15/2041	AA	7,000,000	7,583,432
Total					516,909,029

Health Care 17.30%
Allegheny County Hospital Development Authority - Allegheny Health Network Obligated Group PA	5.00%	4/1/2031	A	16,000,000	16,670,707
Allegheny County Hospital Development Authority - Allegheny Health Network Obligated Group PA	5.00%	4/1/2036	A	8,000,000	8,253,848
Antelope Valley Healthcare District Obligated Group CA	5.00%	3/1/2031	BBB-	7,000,000	7,000,061
Arizona Industrial Development Authority - Navajo Health Foundation-Sage Memorial Hospital Inc Obligated Group†	7.125%	5/1/2044	NR	3,875,000	4,154,652
Astoria Hospital Facilities Authority - Columbia Lutheran Charities Obligated Group OR	5.00%	8/1/2034	BBB	12,250,000	13,675,867
Berks County Municipal Authority - Tower Health Obligated Group PA	Zero Coupon	6/30/2044	NR	5,774,000	3,996,466
Berks County Municipal Authority - Tower Health Obligated Group PA	5.00%	6/30/2039	NR	11,556,000	10,413,087
Berks County Municipal Authority - Tower Health Obligated Group PA	6.00%	6/30/2034	NR	861,962	926,612
Berks County Municipal Authority - Tower Health Obligated Group PA	8.00%	6/30/2034	NR	1,720,232	1,726,071

30	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Board of Managers Joint Guadalupe County-City of Seguin Hospital TX	5.25%		12/1/2035	BB	$3,000,000	$3,001,001
Brevard County Health Facilities Authority - Health First Inc Obligated Group FL	5.00%		4/1/2038	A	7,000,000	7,671,395
Brevard County Health Facilities Authority - Health First Inc Obligated Group FL	5.00%		4/1/2039	A	5,500,000	5,991,812
California Health Facilities Financing Authority - Adventist Health System/West Obligated Group	4.00%		3/1/2039	BBB+	3,915,000	3,813,060
California Health Facilities Financing Authority - Adventist Health System/West Obligated Group	5.00%		12/1/2035	BBB+	10,000,000	11,360,355
California Health Facilities Financing Authority - Adventist Health System/West Obligated Group	5.00%		12/1/2037	BBB+	5,000,000	5,484,176
California Health Facilities Financing Authority - Adventist Health System/West Obligated Group	5.25%		12/1/2040	BBB+	3,000,000	3,288,655
California Health Facilities Financing Authority - Adventist Health System/West Obligated Group	5.25%		12/1/2041	BBB+	3,000,000	3,253,970
California Health Facilities Financing Authority - Adventist Health System/West Obligated Group	5.25%		12/1/2042	BBB+	5,500,000	5,905,516
California Health Facilities Financing Authority - Providence St Joseph Health Obligated Group	5.25%	#(a)	10/1/2050	A	6,000,000	6,832,727
California Municipal Finance Authority - Eisenhower Medical Center	5.00%		7/1/2033	Baa2	4,015,000	4,088,664
California Municipal Finance Authority - Palomar Health Obligated Group COPS†	5.00%		11/1/2027	CCC+	5,000,000	4,739,349
California Statewide Communities Development Authority†	5.00%		10/1/2035	AA-	10,000,000	11,749,888
California Statewide Communities Development Authority - John Muir Health Obligated Group	5.00%		12/1/2043	A	4,510,000	4,844,261
California Statewide Communities Development Authority - John Muir Health Obligated Group	5.25%		12/1/2042	A	3,510,000	3,903,614
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group†	5.00%		12/1/2033	BB+	1,000,000	1,035,257

See Notes to Schedule of Investments.	31

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group	5.25%	12/1/2034	BB+		$5,000,000	$5,014,400
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group†	5.25%	12/1/2038	BB+		1,500,000	1,545,920
Chattanooga Health Educational & Housing Facility Board - Erlanger Health Obligated Group TN	5.25%	12/1/2041	A		1,000,000	1,100,038
Chattanooga Health Educational & Housing Facility Board - Erlanger Health Obligated Group TN	5.25%	12/1/2042	A		3,025,000	3,285,413
Citizens Memorial Hospital District MO	5.00%	12/1/2026	NR		8,825,000	8,856,420
City of Atlantic Beach - Naval Continuing Care Retirement Foundation Obligated Group FL	5.00%	11/15/2028	BBB	(c)	1,270,000	1,271,009
City of Blaine - Crest View Obligated Group MN(b)	5.125%	7/1/2025	NR		688,161	378,489
City of Colby KS - Citizens Medical Center Inc	5.50%	7/1/2026	NR		11,100,000	11,099,885
City of Minneapolis/St. Paul Housing & Redevelopment Authority - Children’s Health Care Obligated Group MN	5.00%	8/15/2040	AA-		2,100,000	2,303,256
City of Minneapolis/St. Paul Housing & Redevelopment Authority - Children’s Health Care Obligated Group MN	5.00%	8/15/2041	AA-		3,000,000	3,245,810
City of Minneapolis/St. Paul Housing & Redevelopment Authority - Children’s Health Care Obligated Group MN	5.00%	8/15/2042	AA-		2,750,000	2,943,065
City of South Miami Health Facilities Authority, Inc. - Baptist Health South Florida Foundation Inc FL	5.00%	8/15/2037	AA-		4,000,000	4,101,600
City of South Miami Health Facilities Authority, Inc. - Baptist Health South Florida Obligated Group FL	5.00%	8/15/2035	AA-		10,000,000	11,524,583
City of St. Cloud - CentraCare Health System Obligated Group MN	5.00%	5/1/2041	A2		3,000,000	3,230,599
Colorado Health Facilities Authority - CommonSpirit Health Obligated Group	5.00%	9/1/2035	A-		19,000,000	21,679,304
Colorado Health Facilities Authority - CommonSpirit Health Obligated Group	5.25%	11/1/2038	A-		2,095,000	2,295,891

32	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Connecticut State Health & Educational Facilities Authority - Griffin Health Obligated Group†	5.00%	7/1/2034	BB+	$225,000	$230,374
Connecticut State Health & Educational Facilities Authority - Griffin Health Obligated Group†	5.00%	7/1/2039	BB+	1,000,000	1,007,479
County of Cuyahoga - MetroHealth System OH	5.00%	2/15/2037	BBB-	6,400,000	6,447,277
County of Montgomery - Premier Health Partners Obligated Group OH	4.00%	11/15/2039	Baa1	6,000,000	5,847,668
County of Muskingum - Genesis Healthcare System Obligated Group OH	5.00%	2/15/2033	BB+	12,355,000	12,380,263
County of Washington - Marietta Area Health Care Inc Obligated Group OH	5.50%	12/1/2027	NR	4,575,000	4,629,790
County of Washington - Marietta Area Health Care Inc Obligated Group OH	6.375%	12/1/2037	NR	10,000,000	10,811,648
County of Washington - Marietta Area Health Care Inc Obligated Group OH	6.625%	12/1/2042	NR	2,540,000	2,690,362
Crawford County Hospital Authority - Meadville Medical Center Obligated Group PA	6.00%	6/1/2036	NR	3,830,000	3,843,894
District of Columbia - Children’s National Medical Center Obligated Group	5.00%	7/15/2034	A1	5,000,000	5,004,525
Doylestown Hospital Authority - Doylestown Hospital Obligated Group PA†	5.00%	7/1/2031	NR	985,000	1,046,346
Doylestown Hospital Authority - Doylestown Hospital Obligated Group PA†	5.375%	7/1/2039	NR	2,000,000	2,204,759
Franklin County Industrial Development Authority - Menno-Haven Inc Obligated Group PA	5.00%	12/1/2031	NR	1,000,000	1,013,615
Franklin County Industrial Development Authority - Menno-Haven Inc Obligated Group PA	5.00%	12/1/2033	NR	1,000,000	1,012,037
Glendale Industrial Development Authority - Beatitudes Campus Obligated Group AZ	5.00%	11/15/2036	NR	1,500,000	1,284,234
Greater Texas Cultural Education Facilities Finance Corp. - Texas Biomedical Research Institute TX	5.00%	6/1/2039	Baa2	3,900,000	4,131,362
Greater Texas Cultural Education Facilities Finance Corp. - Texas Biomedical Research Institute TX	5.00%	6/1/2040	Baa2	4,040,000	4,226,936

See Notes to Schedule of Investments.	33

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Greater Texas Cultural Education Facilities Finance Corp. - Texas Biomedical Research Institute TX	5.00%		6/1/2042	Baa2		$3,990,000	$4,063,863
Greeneville Health & Educational Facilities Board - Ballad Health Obligated Group TN	5.00%		7/1/2035	A-		10,510,000	10,921,581
Greeneville Health & Educational Facilities Board - Ballad Health Obligated Group TN	5.00%		7/1/2036	A-		8,500,000	8,811,895
Greeneville Health & Educational Facilities Board - Ballad Health Obligated Group TN	5.00%		7/1/2037	A-		16,655,000	17,217,226
Harris County Cultural Education Facilities Finance Corp. - Memorial Hermann Health System Obligated Group TX	5.00%		7/1/2039	AA-		2,500,000	2,775,463
Harris County Cultural Education Facilities Finance Corp. - Memorial Hermann Health System Obligated Group TX	5.00%		7/1/2040	AA-		1,500,000	1,647,714
Health & Educational Facilities Authority of the State of Missouri - SSM Health Care Obligated Group	5.00%	#(a)	6/1/2039	A+		3,150,000	3,296,434
Hospitals & Higher Education Facilities Authority of Philadelphia - Temple University Health Obligated Group PA	5.00%		7/1/2032	BBB		4,055,000	4,121,714
Illinois Finance Authority - Advocate Aurora Health Obligated Group	4.00%		8/1/2038	AA		11,605,000	11,284,941
Illinois Finance Authority - Ascension Health Credit Group	4.00%		2/15/2033	AA		1,460,000	1,471,036
Illinois Finance Authority - OSF Healthcare System Obligated Group	5.00%		11/15/2045	A		3,250,000	3,250,017
Illinois Finance Authority - University of Chicago Medical Center Obligated Group	4.00%		8/15/2041	A+		10,000,000	9,530,354
Indiana Finance Authority - Ascension Health Credit Group	5.00%		11/15/2041	AA		22,000,000	24,132,068
Indiana Finance Authority - Ascension Health Credit Group	5.00%		11/15/2042	AA		12,250,000	13,302,581
Iowa Finance Authority - Lifespace Communities Inc Obligated Group	5.00%		5/15/2039	BBB	(c)	2,500,000	2,548,479
Iowa Finance Authority - Lifespace Communities Inc Obligated Group	5.00%		5/15/2044	BBB	(c)	3,100,000	2,998,278
Kentucky Economic Development Finance Authority - Masonic Homes of Kentucky Inc Obligated Group	5.375%		11/15/2032	NR		1,185,000	1,165,527
Kentucky Economic Development Finance Authority - Owensboro Health Inc Obligated Group	5.00%		6/1/2029	Baa2		4,235,000	4,311,767

34	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Kentucky Economic Development Finance Authority - Owensboro Health Inc Obligated Group	5.00%		6/1/2032	Baa2	$6,000,000	$6,090,388
King County Public Hospital District No. 4 WA	6.625%		12/1/2045	NR	7,000,000	7,086,509
Louisville/Jefferson County Metropolitan Government - Norton Healthcare Obligated Group KY	5.00%		10/1/2040	A	3,500,000	3,785,525
Maricopa County Industrial Development Authority - HonorHealth Obligated Group AZ	5.00%		9/1/2033	A2	500,000	523,056
Maricopa County Industrial Development Authority - HonorHealth Obligated Group AZ	5.00%		9/1/2034	A2	1,000,000	1,044,528
Maricopa County Industrial Development Authority - HonorHealth Obligated Group AZ	5.00%		9/1/2035	A2	1,000,000	1,042,245
Maricopa County Industrial Development Authority - HonorHealth Obligated Group AZ	5.00%		9/1/2036	A2	1,800,000	1,872,129
Maryland Health & Higher Educational Facilities Authority - University of Maryland Medical System Obligated Group	5.00%	#(a)	7/1/2045	A	5,000,000	5,444,206
Massachusetts Development Finance Agency - Boston Medical Center Corp Obligated Group	5.00%		7/1/2034	BBB	5,255,000	5,284,273
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	4.00%		7/1/2035	BBB-	2,000,000	1,941,896
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	4.00%		7/1/2037	BBB-	3,930,000	3,767,089
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	5.00%		7/1/2038	BBB-	3,100,000	3,123,744
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	5.00%		7/1/2039	BBB-	2,750,000	2,764,019
Miami Beach Health Facilities Authority - Mount Sinai Medical Center of Florida Obligated Group FL	5.00%		11/15/2030	A2	2,500,000	2,502,968
Michigan Finance Authority - McKenzie Memorial Hospital	4.00%		1/1/2028	NR	12,295,000	12,324,628
Michigan Finance Authority - McLaren Health Care Corp Obligated Group	5.00%		5/15/2033	A1	4,030,000	4,043,291

See Notes to Schedule of Investments.	35

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Michigan Finance Authority - McLaren Health Care Corp Obligated Group	5.00%		5/15/2035	A1	$4,945,000	$4,956,436
Michigan Finance Authority - McLaren Health Care Obligated Group	5.00%		5/15/2032	A1	10,390,000	10,424,558
Michigan Finance Authority Provident Group - HFH Energy LLC	5.00%		2/28/2038	A3	2,060,000	2,253,709
Michigan Finance Authority Provident Group - HFH Energy LLC	5.25%		2/29/2040	A3	1,400,000	1,527,973
Michigan Finance Authority Provident Group - HFH Energy LLC	5.25%		2/28/2042	A3	1,860,000	1,985,796
Michigan State Hospital Finance Authority - Corewell Health Obligated Group	5.00%	#(a)	8/15/2055	AA	13,000,000	14,416,705
Minnesota Agricultural & Economic Development Board - HealthPartners Obligated Group	5.00%		1/1/2041	A	4,000,000	4,286,278
Minnesota Agricultural & Economic Development Board - HealthPartners Obligated Group	5.00%		1/1/2042	A	4,985,000	5,287,428
Monroe County Hospital Authority - Centurion Foundation Lehigh Valley LLC PA†	5.10%		6/15/2039	NR	10,000,000	10,086,088
Montgomery County Higher Education & Health Authority - Thomas Jefferson University Obligated Group PA	4.00%		9/1/2036	A	1,350,000	1,358,862
Montgomery County Higher Education & Health Authority - Thomas Jefferson University Obligated Group PA	4.00%		9/1/2038	A	2,250,000	2,242,533
Montgomery County Industrial Development Authority - Whitemarsh Continuing Care Retirement Community Obligated PA	5.00%		1/1/2030	NR	2,000,000	2,000,848
New Hampshire Business Finance Authority	5.43%		8/15/2035	NR	5,380,000	5,397,589
New Hampshire Business Finance Authority - Centurion Foundation Wilkens Avenue LLC	5.00%		9/15/2035	NR	4,910,000	4,910,037
New Hampshire Business Finance Authority - NFA UH SPV LLC†	5.625%		12/15/2033	NR	4,245,000	4,374,528
New Hampshire Business Finance Authority - Novant Health Obligated Group	5.00%		12/1/2035	A+	5,500,000	6,175,085

36	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
New Hampshire Business Finance Authority - Novant Health Obligated Group	5.25%	6/1/2042	A+	$5,500,000	$5,888,330
New Hope Cultural Education Facilities Finance Corp. - Bella Vida Forefront Living Obligated Group TX	4.25%	10/1/2030	NR	1,500,000	1,504,510
New Hope Cultural Education Facilities Finance Corp. – Children’s Health System of Texas Obligated Group TX	5.25%	8/15/2041	AA	5,000,000	5,587,068
New Hope Cultural Education Facilities Finance Corp. – Children’s Health System of Texas Obligated Group TX	5.25%	8/15/2042	AA	5,000,000	5,524,152
New Jersey Health Care Facilities Financing Authority - RWJ Barnabas Health Obligated Group	5.00%	7/1/2041	AA-	12,000,000	13,142,249
New Jersey Health Care Facilities Financing Authority - RWJ Barnabas Health Obligated Group	5.00%	7/1/2042	AA-	5,000,000	5,414,682
New Jersey Health Care Facilities Financing Authority - St Joseph’s Healthcare System Obligated Group	5.00%	7/1/2035	BBB-	3,185,000	3,196,355
New Jersey Health Care Facilities Financing Authority - University Hospital (AG)	5.00%	7/1/2028	AA	2,000,000	2,034,779
New York State Dormitory Authority - Catholic Health System Obligated Group	4.00%	7/1/2037	B	1,300,000	1,132,427
New York State Dormitory Authority - Catholic Health System Obligated Group	4.00%	7/1/2039	B	2,305,000	1,966,769
New York State Dormitory Authority - Catholic Health System Obligated Group	4.00%	7/1/2040	B	1,810,000	1,529,870
New York State Dormitory Authority - Catholic Health System Obligated Group	5.00%	7/1/2036	B	1,945,000	1,875,571
New York State Dormitory Authority - Garnet Health Medical Center Obligated Group†	5.00%	12/1/2026	BB-	1,500,000	1,507,377
New York State Dormitory Authority - Garnet Health Medical Center Obligated Group†	5.00%	12/1/2029	BB-	2,700,000	2,717,375
New York State Dormitory Authority - Garnet Health Medical Center Obligated Group†	5.00%	12/1/2030	BB-	1,100,000	1,106,912

See Notes to Schedule of Investments.	37

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
New York State Dormitory Authority - Garnet Health Medical Center Obligated Group†	5.00%	12/1/2031	BB-	$1,600,000	$1,609,114
New York State Dormitory Authority - Montefiore Obligated Group	5.25%	11/1/2041	BBB-	1,750,000	1,878,690
New York State Dormitory Authority - Montefiore Obligated Group	5.25%	11/1/2042	BBB-	1,500,000	1,593,481
New York State Dormitory Authority - Montefiore Obligated Group	5.25%	11/1/2043	BBB-	1,400,000	1,473,102
New York State Dormitory Authority - Montefiore Obligated Group	5.50%	11/1/2044	BBB-	1,125,000	1,198,896
New York State Dormitory Authority - White Plains Hospital Obligated Group	5.00%	10/1/2034	BBB-	1,240,000	1,366,645
New York State Dormitory Authority - White Plains Hospital Obligated Group	5.00%	10/1/2035	BBB-	1,000,000	1,094,514
New York State Dormitory Authority - White Plains Hospital Obligated Group	5.00%	10/1/2036	BBB-	1,305,000	1,416,667
New York State Dormitory Authority - White Plains Hospital Obligated Group	5.00%	10/1/2037	BBB-	1,620,000	1,744,260
New York State Dormitory Authority - White Plains Hospital Obligated Group (AG)	5.25%	10/1/2040	AA	1,500,000	1,653,773
New York State Dormitory Authority - White Plains Hospital Obligated Group (AG)	5.25%	10/1/2041	AA	1,800,000	1,964,301
New York State Dormitory Authority - White Plains Hospital Obligated Group (AG)	5.25%	10/1/2042	AA	3,475,000	3,752,741
New York State Dormitory Authority - White Plains Hospital Obligated Group (AG)	5.25%	10/1/2043	AA	1,750,000	1,871,967
North Carolina Medical Care Commission - Penick Village Obligated Group	4.25%	9/1/2028	NR	1,090,000	1,090,205
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.00%	8/15/2033	BB+	3,920,000	4,031,243
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.00%	8/15/2038	BB+	10,050,000	10,201,378
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.25%	8/15/2043	BB+	6,710,000	6,752,733
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.50%	8/15/2037	NR	2,770,000	2,922,206
Orange County Health Facilities Authority - Orlando Health Obligated Group FL	5.00%	10/1/2037	A+	2,495,000	2,765,719
Orange County Health Facilities Authority - Orlando Health Obligated Group FL	5.00%	10/1/2038	A+	1,530,000	1,686,676

38	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Orange County Health Facilities Authority - Orlando Health Obligated Group FL	5.00%	10/1/2040	A+	$4,000,000	$4,422,083
Orange County Health Facilities Authority - Orlando Health Obligated Group FL	5.00%	10/1/2041	A+	3,750,000	4,102,880
Orange County Health Facilities Authority - Orlando Health Obligated Group FL	5.00%	10/1/2042	A+	5,000,000	5,406,701
Palomar Health Obligated Group CA	5.00%	11/1/2036	CCC+	5,280,000	5,054,605
Pennsylvania Economic Development Financing Authority - UPMC Obligated Group PA	4.00%	4/15/2038	A	3,095,000	3,108,333
Pennsylvania Higher Educational Facilities Authority - Thomas Jefferson University Obligated Group	4.00%	11/1/2042	A	13,960,000	13,048,929
Pennsylvania Higher Educational Facilities Authority - Thomas Jefferson University Obligated Group	5.25%	11/1/2040	A	5,000,000	5,485,907
Pennsylvania Higher Educational Facilities Authority - Thomas Jefferson University Obligated Group	5.25%	11/1/2041	A	9,000,000	9,769,090
Philadelphia Authority for Industrial Development - Thomas Jefferson University Obligated Group PA	5.00%	9/1/2035	A	5,000,000	5,094,065
Public Finance Authority - Proton International Alabama LLC WI†(b)	6.85%	10/1/2047	NR	1,410,000	141,000
Public Finance Authority - RBS Evolution LLC WI†	10.00%	11/1/2038	NR	3,500,000	3,937,116
Rockland County Economic Assistance Corp. - Bon Secours Health System Inc Obligated Group NY	6.50%	11/1/2030	NR	10,000,000	10,365,881
Rockland County Economic Assistance Corp. - Bon Secours Health System Inc Obligated Group NY	7.25%	11/1/2045	NR	2,500,000	2,690,149
South Carolina Jobs-Economic Development Authority - Kiawah Life Plan Village Inc	5.25%	11/15/2028	NR	5,700,000	5,705,298
South Carolina Jobs-Economic Development Authority - Novant Health Obligated Group	5.25%	11/1/2040	A+	6,500,000	7,252,939

See Notes to Schedule of Investments.	39

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
South Carolina Jobs-Economic Development Authority - Novant Health Obligated Group	5.25%		11/1/2041	A+		$7,500,000	$8,277,470
Southeastern Ohio Port Authority - Marietta Area Healthcare Inc Obligated Group	5.00%		12/1/2035	B	(c)	3,850,000	3,816,994
Southeastern Ohio Port Authority - Marietta Area Healthcare Inc Obligated Group	5.50%		12/1/2029	B	(c)	2,085,000	2,085,434
Tarrant County Cultural Education Facilities Finance Corp. - Ascension Health Credit Group TX	5.00%	#(a)	11/15/2051	AA		12,000,000	13,685,476
Tulsa County Industrial Authority - Montereau Obligated Group OK	5.25%		11/15/2037	BBB-	(c)	1,250,000	1,267,312
University of Kansas Hospital Authority - University of Kansas Health System Obligated Group	5.00%		9/1/2034	AA-		5,000,000	5,019,703
Washington Health Care Facilities Authority - CommonSpirit Health Obligated Group	5.00%		9/1/2040	A-		2,500,000	2,735,566
Washington Health Care Facilities Authority - CommonSpirit Health Obligated Group	5.00%		9/1/2041	A-		3,725,000	4,026,890
Washington Health Care Facilities Authority - Multicare Health System Obligated Group	5.00%	#(a)	8/15/2055	A		20,000,000	21,915,844
Washington Health Care Facilities Authority - Providence St Joseph Health Obligated Group	4.00%	#(a)	10/1/2042	A		13,220,000	13,645,931
Washington Health Care Facilities Authority - Providence St Joseph Health Obligated Group	5.00%		10/1/2035	A		12,500,000	14,176,539
Washington State Housing Finance Commission - Horizon House Obligated Group/WA	4.375%		1/1/2033	BB	(c)	15,290,000	15,361,765
West Virginia Hospital Finance Authority - West Virginia United Health System Obligated Group	4.00%		6/1/2030	A		5,500,000	5,520,272
Westchester County Local Development Corp. - New York Blood Center Inc NY	5.00%		7/1/2035	Baa1		3,000,000	3,303,394
Westchester County Local Development Corp. - New York Blood Center Inc NY	5.00%		7/1/2038	Baa1		3,075,000	3,319,416

40	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Winchester Economic Development Authority - Valley Health Obligated Group VA	5.00%		1/1/2042	A+	$2,500,000	$2,671,000
Wisconsin Health & Educational Facilities Authority - Centurion Foundation Se Wisconsin LLC	5.00%		9/15/2035	NR	3,660,000	3,660,027
Wisconsin Health & Educational Facilities Authority - Centurion Foundation Se Wisconsin LLC	5.00%		9/15/2035	NR	1,210,000	1,210,009
Wisconsin Health & Educational Facilities Authority - Hospital Sisters Services Obligated Group	5.00%		8/15/2035	A+	2,000,000	2,281,740
Wisconsin Health & Educational Facilities Authority - Hospital Sisters Services Obligated Group	5.00%		8/15/2036	A+	3,250,000	3,666,847
Wisconsin Health & Educational Facilities Authority - Hospital Sisters Services Obligated Group	5.00%		8/15/2037	A+	3,540,000	3,955,376
Wisconsin Health & Educational Facilities Authority - Marshfield Clinic Health System Obligated Group	5.00%		2/15/2032	A+	12,500,000	13,821,542
Yuma Industrial Development Authority - Yuma Regional Medical Center Obligated Group AZ	5.00%		8/1/2041	A	1,500,000	1,612,737
Yuma Industrial Development Authority - Yuma Regional Medical Center Obligated Group AZ (AG)	5.25%		8/1/2042	AA	2,125,000	2,336,547
Yuma Industrial Development Authority - Yuma Regional Medical Center Obligated Group AZ (AG)	5.25%		8/1/2043	AA	2,250,000	2,447,212
Total						924,247,963

Housing 10.65%
California Housing Finance Agency	3.25%		8/20/2036	BBB+	7,008,642	6,725,685
California Municipal Finance Authority	4.326%	#(a)	11/20/2040	AA-	14,979,768	15,010,445
California Municipal Finance Authority	4.326%	#(a)	11/20/2040	BBB	7,489,884	7,114,175
California Municipal Finance Authority - Park Western Housing LP (FNMA)	2.65%		8/1/2036	Aa1	4,163,585	3,718,128
Colorado Housing & Finance Authority (FHLMC), (FNMA), (GNMA)	6.25%		5/1/2055	AA	9,995,000	11,235,724
Colorado Housing & Finance Authority (FHLMC), (FNMA), (GNMA)	6.50%		5/1/2055	AAA	8,250,000	9,361,023
Colorado Housing & Finance Authority (GNMA)	6.00%		5/1/2053	AA	10,825,000	11,810,399

See Notes to Schedule of Investments.	41

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Housing (continued)
CSCDA Community Improvement Authority Westgate Apartments CA†	3.00%	6/1/2047	NR	$5,000,000	$3,508,798
EP Cimarron Ventanas PFC TX	4.125%	12/1/2039	A+	6,315,000	6,370,149
Florida Housing Finance Corp. (FHLMC), (FNMA), (GNMA)	6.25%	7/1/2056	Aaa	7,000,000	7,799,167
FW Ramble Public Facility Corp TX	4.00%	10/1/2035	A+	7,250,000	7,174,161
Idaho Housing & Finance Association (FHLMC), (FNMA), (GNMA)	6.25%	1/1/2056	Aa1	5,995,000	6,794,017
Illinois Housing Development Authority (FHLMC), (FNMA), (GNMA)	6.25%	10/1/2055	Aaa	15,300,000	17,271,592
Indiana Finance Authority - CHF-Tippecanoe LLC	5.00%	6/1/2038	BBB-	1,550,000	1,630,658
Indiana Finance Authority - CHF-Tippecanoe LLC	5.00%	6/1/2043	BBB-	2,525,000	2,559,984
Industrial Development Authority of the City of Phoenix Arizona - Downtown Phoenix Student Housing LLC AZ	5.00%	7/1/2032	Baa3	1,080,000	1,110,379
Maine State Housing Authority	3.75%	11/15/2038	AA+	2,940,000	2,942,825
Maryland Community Development Administration	3.00%	9/1/2039	Aa1	10,000,000	9,250,494
Michigan State Housing Development Authority	3.10%	12/1/2044	AA+	10,500,000	8,762,785
Michigan State Housing Development Authority	6.25%	6/1/2055	AA+	8,845,000	9,725,899
Michigan State Housing Development Authority	6.25%	12/1/2055	AA+	15,885,000	17,620,686
Minnesota Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.25%	1/1/2055	AA+	9,680,000	10,810,325
Minnesota Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.25%	7/1/2055	AA+	5,425,000	6,117,787
Minnesota Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.25%	1/1/2056	AA+	4,345,000	4,825,603
Minnesota Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.50%	1/1/2055	AA+	3,430,000	3,857,533
Mississippi Home Corp. (FHLMC), (FNMA), (GNMA)	7.50%	6/1/2044	Aa1	625,000	756,711
Mississippi Home Corp. (FHLMC), (FNMA), (GNMA)	7.50%	6/1/2049	Aa1	940,000	1,134,086
Montana Board of Housing (FHLMC), (FNMA), (GNMA)	5.75%	6/1/2055	AA+	8,490,000	9,270,260

42	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Housing (continued)
Nebraska Investment Finance Authority (FHLMC), (FNMA), (GNMA)	6.25%		9/1/2055	AAA	$3,750,000	$4,187,151
New Hampshire Business Finance Authority	4.217%	#(a)	11/20/2042	BBB	4,484,560	4,240,700
New Hampshire Business Finance Authority	4.75%	#(a)	6/20/2041	AA-	14,479,912	14,929,013
New York City Housing Development Corp. - 8 Spruce NY Owner LLC	4.375%		12/15/2031	Baa3	750,000	768,115
New York City Housing Development Corp. - 8 Spruce NY Owner LLC	5.25%		12/15/2031	NR	2,100,000	2,166,813
New York State Housing Finance Agency - West 38TH Street LLC (FHLMC)	3.57%	#(a)	5/1/2042	Aa1	22,255,000	22,586,297
New York State Housing Finance Agency - West 62nd Street LLC	3.60%	#(a)	11/1/2044	Aa1	23,000,000	23,383,451
North Carolina Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.25%		1/1/2055	AA+	4,005,000	4,321,784
North Carolina Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.50%		1/1/2056	AA+	11,995,000	13,719,608
North Dakota Housing Finance Agency	4.00%		1/1/2051	Aa1	4,415,000	4,441,407
North Dakota Housing Finance Agency	6.00%		7/1/2055	Aa1	5,930,000	6,598,917
North Dakota Housing Finance Agency	6.00%		1/1/2056	Aa1	3,750,000	4,133,192
Ohio Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.25%		3/1/2056	Aa1	8,285,000	9,156,503
Ohio Housing Finance Agency (FHLMC), (FNMA), (GNMA)	7.00%		3/1/2049	Aa1	3,500,000	4,090,445
Ohio Housing Finance Agency (FHLMC), (FNMA), (GNMA)	7.50%		3/1/2049	Aa1	3,000,000	3,621,903
Oklahoma Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.50%		3/1/2057	Aaa	27,000,000	30,994,102
Pennsylvania Housing Finance Agency	3.50%		4/1/2051	AA+	930,000	928,727
Pennsylvania Housing Finance Agency	4.00%		10/1/2049	AA+	510,000	510,281
Pennsylvania Housing Finance Agency	6.25%		10/1/2055	Aa1	12,000,000	13,602,464
Pennsylvania Housing Finance Agency	6.50%		10/1/2055	Aa1	20,000,000	22,899,072
Pennsylvania Housing Finance Agency AMT	3.65%		10/1/2042	AA+	2,500,000	2,341,055
South Carolina Jobs-Economic Development Authority - Sixteenth Floor Obligated Group	4.00%		12/1/2035	A+	10,000,000	9,927,033
South Dakota Housing Development Authority (FHLMC), (FNMA), (GNMA)	6.25%		11/1/2056	AAA	8,495,000	9,448,804

See Notes to Schedule of Investments.	43

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Housing (continued)
State of Oregon Housing & Community Services Department (FHLMC), (FNMA), (GNMA)	6.25%	7/1/2055	Aa2		$7,245,000	$8,142,426
Texas Department of Housing & Community Affairs (GNMA)	5.50%	7/1/2053	AA+		6,780,000	7,261,739
Texas Department of Housing & Community Affairs (GNMA)	5.75%	3/1/2054	Aaa		6,760,000	7,369,618
Texas Department of Housing & Community Affairs (GNMA)	6.00%	3/1/2053	Aaa		8,410,000	9,203,574
Texas Department of Housing & Community Affairs (GNMA)	6.25%	1/1/2056	AA+		20,000,000	22,420,522
Utah Housing Corp. (FHLMC), (FNMA), (GNMA)	6.25%	7/1/2055	Aa2		15,465,000	17,347,344
Utah Housing Corp. (FHLMC), (FNMA), (GNMA)	6.50%	7/1/2055	Aa2		9,850,000	11,009,394
Utah Housing Corp. (FHLMC), (FNMA), (GNMA)	6.75%	7/1/2055	Aa2		10,975,000	12,636,826
Virginia Beach Development Authority - Westminster-Canterbury on Chesapeake Bay Obligated Group	5.375%	9/1/2029	BB+	(c)	5,000,000	5,057,565
Washington State Housing Finance Commission	3.50%	12/20/2035	BBB+		4,588,740	4,465,788
Washington State Housing Finance Commission - Provident Group - SH II Properties LLC (BAM)†	5.00%	7/1/2034	AA		1,000,000	1,091,938
Washington State Housing Finance Commission - Provident Group - SH II Properties LLC (BAM)†	5.00%	7/1/2035	AA		1,000,000	1,092,656
Washington State Housing Finance Commission - Provident Group - SH II Properties LLC (BAM)†	5.00%	7/1/2036	AA		1,000,000	1,083,413
Washington State Housing Finance Commission - Provident Group - SH II Properties LLC (BAM)†	5.00%	7/1/2040	AA		1,000,000	1,051,146
Washington State Housing Finance Commission - Provident Group-SH I Properties LLC	5.50%	7/1/2044	BBB-		4,950,000	5,134,881
Washington State Housing Finance Commission - Provident Group-SH I Properties LLC	5.50%	7/1/2049	BBB-		8,805,000	8,982,572

44	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Housing (continued)
Washington State Housing Finance Commission (FHLMC), (FNMA), (GNMA)	6.25%		6/1/2054	Aaa	$7,470,000	$8,227,090
Wisconsin Housing & Economic Development Authority Home Ownership Revenue (FHLMC), (FNMA), (GNMA)	6.25%		9/1/2055	AA+	6,150,000	6,846,450
Wisconsin Housing & Economic Development Authority Housing Revenue	3.75%	#(a)	11/1/2055	AA+	4,125,000	4,153,211
Wyoming Community Development Authority	5.00%		12/1/2039	AA+	8,360,000	9,037,893
Total						568,882,361

Lease Obligations 1.65%
Illinois Sports Facilities Authority (AG)	5.00%		6/15/2027	AA	3,000,000	3,006,161
Jefferson County School District Finance Corp. - Jefferson County Board of Education/KY (ST INTERCEPT)	3.00%		12/1/2035	AA-	6,850,000	6,567,274
Kentucky State Property & Building Commission - Commonwealth of Kentucky	5.00%		4/1/2042	Aa3	10,525,000	11,424,365
Municipal Improvement Corp. of Los Angeles - City of Los Angeles CA	5.00%		5/1/2040	A+	10,000,000	11,320,725
Municipal Improvement Corp. of Los Angeles - City of Los Angeles CA	5.00%		5/1/2041	A+	9,550,000	10,682,094
Municipal Improvement Corp. of Los Angeles - City of Los Angeles CA	5.00%		5/1/2042	A+	15,775,000	17,438,706
New Jersey Economic Development Authority - State Capitol Joint Management Commission	5.00%		6/15/2033	A1	7,215,000	7,652,163
New Jersey Economic Development Authority - State Capitol Joint Management Commission	5.00%		6/15/2034	A1	13,645,000	14,439,281
New Jersey Economic Development Authority - State of New Jersey Department of the Treasury	5.00%		6/15/2036	A1	1,320,000	1,364,086
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2031	A+	2,400,000	2,421,571
New Jersey Transportation Trust Fund Authority - State of New Jersey	3.25%		6/15/2039	A1	2,000,000	1,861,839
Total						88,178,265

Multi-Family Housing 0.94%
FW Chaparral PFC TX	4.00%		10/1/2035	A+	4,500,000	4,502,201
King County Housing Authority WA	3.50%		5/1/2038	AAA	10,000,000	9,536,205

See Notes to Schedule of Investments.	45

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Multi-Family Housing (continued)
Michigan State Housing Development Authority	3.80%		10/1/2038	AA+	$10,000,000	$9,933,709
New Hampshire Business Finance Authority	3.625%		8/20/2039	A3	7,168,518	6,888,691
New Hampshire Business Finance Authority	4.217%	#(a)	11/20/2042	AA-	19,931,378	19,465,823
Total						50,326,629

Other Revenue 1.66%
City of Pembroke Pines FL	3.00%		7/1/2037	AA	5,390,000	4,968,495
Cleveland-Cuyahoga County Port Authority - Playhouse Square Foundation OH	5.00%		12/1/2033	BB+	2,000,000	2,041,029
Cleveland-Cuyahoga County Port Authority - Playhouse Square Foundation OH	5.25%		12/1/2038	BB+	1,650,000	1,674,988
County of St Johns FL	5.00%		10/1/2041	Aaa	7,090,000	7,808,544
Illinois Finance Authority - Field Museum of Natural History	3.789% (SOFR * .70 + 1.15%	)#	11/1/2034	A	4,250,000	4,257,006
Industrial Development Authority of the County of Pima - Edkey Inc Obligated Group AZ†(b)	5.00%		7/1/2035	NR	5,000,000	4,000,000
Maricopa County Industrial Development Authority - Legacy Traditional School Obligated Group AZ†	5.00%		7/1/2039	BBB-	2,055,000	2,092,213
Maricopa County Industrial Development Authority - Paragon Management Inc AZ†	5.00%		7/1/2036	BB+	2,500,000	2,504,443
Maryland Economic Development Corp.(b)	5.00%		12/1/2016	NR	700,000	469,000
M-S-R Energy Authority CA	6.125%		11/1/2029	BBB+	2,500,000	2,647,838
Public Finance Authority - Inperium Inc Obligated Group WI†	5.50%		12/1/2044	NR	2,500,000	2,528,601
Triborough Bridge & Tunnel Authority - Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.00%		11/15/2037	AA+	5,000,000	5,656,321
Triborough Bridge & Tunnel Authority - Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.00%		11/15/2041	AA+	9,000,000	9,861,595
Triborough Bridge & Tunnel Authority - Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.25%		11/15/2039	AA+	13,050,000	14,788,478

46	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other Revenue (continued)
Triborough Bridge & Tunnel Authority - Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.25%	11/15/2040	AA+	$11,000,000	$12,328,821
Triborough Bridge & Tunnel Authority - Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.25%	11/15/2042	AA+	10,000,000	11,012,108
Total					88,639,480

Pre-Refunded 0.00%
New York State Dormitory Authority - State of New York Personal Income Tax Revenue	4.00%	2/15/2034	NR	15,000	15,251

Special Tax 1.17%
Allentown Neighborhood Improvement Zone Development Authority PA†	5.00%	5/1/2032	Ba2	1,250,000	1,275,760
Allentown Neighborhood Improvement Zone Development Authority PA†	6.00%	5/1/2042	NR	1,730,000	1,813,633
County of Orange CA Community Facilities District No 2015-1	5.00%	8/15/2033	NR	1,370,000	1,371,832
County of Orange CA Community Facilities District No 2015-1	5.00%	8/15/2035	NR	975,000	976,264
Industrial Development Authority of the City of St. Louis Missouri	4.375%	11/15/2035	NR	3,980,000	3,746,398
Industrial Development Authority of the City of St. Louis Missouri	4.75%	11/15/2047	NR	3,000,000	2,645,399
Lakewood Ranch Stewardship District FL	6.125%	5/1/2043	NR	2,240,000	2,397,301
Miami World Center Community Development District FL	4.75%	11/1/2027	NR	395,000	402,001
Mida Mountain Village Public Infrastructure District UT†	4.50%	8/1/2040	NR	1,250,000	1,255,149
New York City Industrial Development Agency - Yankee Stadium LLC NY (AG)	3.00%	3/1/2036	AA	5,500,000	5,292,019
Peninsula Town Center Community Development Authority VA†	4.50%	9/1/2028	NR	360,000	362,811
Peninsula Town Center Community Development Authority VA†	5.00%	9/1/2037	NR	875,000	883,555
River Islands Public Financing Authority CA Special Tax (AG)	5.00%	9/1/2042	AA	4,000,000	4,277,376
State of Connecticut Special Tax Revenue	5.00%	7/1/2036	AA	5,000,000	5,718,305

See Notes to Schedule of Investments.	47

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax (continued)
State of Connecticut Special Tax Revenue	5.00%	7/1/2037	AA	$6,000,000	$6,811,126
State of Connecticut Special Tax Revenue	5.00%	7/1/2038	AA	5,000,000	5,637,046
Village Community Development District No. 12 FL	3.25%	5/1/2026	NR	765,000	764,602
Village Community Development District No. 12 FL	3.80%	5/1/2028	NR	1,230,000	1,236,489
Village Community Development District No. 12 FL	4.00%	5/1/2033	NR	1,765,000	1,777,513
Village Community Development District No. 13 FL	1.80%	5/1/2026	NR	160,000	159,220
Village Community Development District No. 13 FL	2.85%	5/1/2036	NR	1,835,000	1,677,936
Village Community Development District No. 13 FL	3.00%	5/1/2029	NR	385,000	381,353
Village Community Development District No. 13 FL†	3.00%	5/1/2035	NR	3,310,000	3,112,697
Village Community Development District No. 13 FL†	3.25%	5/1/2040	NR	4,130,000	3,693,993
Village Community Development District No. 13 FL	3.375%	5/1/2034	NR	2,420,000	2,371,010
Wolf Creek Infrastructure Financing District No. 1 Wolf Creek Assessment Area 1 UT	5.75%	12/1/2044	NR	2,100,000	2,150,988
Total					62,191,776

Tax Revenue 3.47%
Allentown Neighborhood Improvement Zone Development Authority PA†	5.375%	5/1/2042	NR	5,500,000	5,566,726
City of Miami FL	5.00%	1/1/2041	AA	7,590,000	8,346,167
County of Cook Sales Tax Revenue IL	4.00%	11/15/2034	AA-	3,750,000	3,797,734
Downtown Revitalization Public Infrastructure District - City of Salt Lake City UT Revitalization Sales Tax Revenue UT (AG)	5.25%	6/1/2041	AA	1,750,000	1,945,948
Downtown Revitalization Public Infrastructure District - City of Salt Lake City UT Revitalization Sales Tax Revenue UT (AG)	5.25%	6/1/2042	AA	2,000,000	2,198,009
Empire State Development Corp. - State of New York Personal Income Tax Revenue NY	3.00%	3/15/2040	AA+	6,245,000	5,568,159

48	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
Mida Mountain Village Public Infrastructure District - Military Installation Development Authority Military Recreation Facilities Project Area UT Tax Allocation†	5.50%	6/15/2039	NR	$2,380,000	$2,446,545
Military Installation Development Authority Military Recreation Facilities Project Area UT	4.00%	6/1/2041	NR	2,000,000	1,852,533
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.00%	6/15/2041	A1	9,000,000	9,758,410
New York City Transitional Finance Authority Building Aid Revenue NY (ST AID WITHHLDG)	5.25%	7/15/2036	AA	11,700,000	12,326,720
New York City Transitional Finance Authority Future Tax Secured Revenue NY	3.00%	11/1/2037	AAA	2,530,000	2,367,544
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	2/1/2034	AAA	10,000,000	10,022,207
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	5/1/2042	AAA	7,500,000	8,086,634
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	5/1/2042	AAA	8,140,000	8,830,194
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	11/1/2042	AAA	7,000,000	7,568,518
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	5/1/2043	AAA	13,300,000	14,343,271
New York City Transitional Finance Authority NY	5.00%	5/1/2039	AAA	5,000,000	5,542,744
New York City Transitional Finance Authority NY	5.50%	5/1/2044	AAA	8,500,000	9,300,119
New York State Dormitory Authority - State of New York Personal Income Tax Revenue	3.00%	2/15/2038	AA+	1,485,000	1,347,878
New York State Dormitory Authority - State of New York Personal Income Tax Revenue	5.00%	3/15/2036	Aa1	3,800,000	4,451,582
New York State Dormitory Authority - State of New York Personal Income Tax Revenue	5.00%	3/15/2037	Aa1	1,750,000	2,031,241
New York State Dormitory Authority - State of New York Personal Income Tax Revenue	5.00%	3/15/2038	Aa1	3,250,000	3,737,772

See Notes to Schedule of Investments.	49

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
New York State Dormitory Authority - State of New York Personal Income Tax Revenue	5.00%		3/15/2041	Aa1	$7,400,000	$8,101,171
New York State Dormitory Authority - State of New York Personal Income Tax Revenue	5.00%		3/15/2042	Aa1	3,250,000	3,558,277
New York State Dormitory Authority - State of New York Sales Tax Revenue	5.00%		3/15/2038	AA+	8,815,000	9,007,375
New York State Dormitory Authority - State of New York Sales Tax Revenue	5.00%		3/15/2039	AA+	3,000,000	3,443,115
New York State Dormitory Authority - State of New York Sales Tax Revenue	5.00%		3/15/2040	AA+	2,000,000	2,254,171
New York State Dormitory Authority - State of New York Sales Tax Revenue	5.00%		3/15/2041	AA+	2,000,000	2,225,408
New York State Housing Finance Agency - State of New York Personal Income Tax Revenue	3.45%	#(a)	6/15/2054	Aa1	1,500,000	1,515,299
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon		7/1/2031	NR	1,774,000	1,459,826
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon		7/1/2033	NR	11,643,000	8,836,059
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%		7/1/2053	NR	81,000	73,488
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.55%		7/1/2040	NR	268,000	268,174
Williston Parks & Recreation District ND (AG)	5.00%		12/1/2040	AA	11,825,000	13,004,851
Total						185,183,869

Taxable Revenue - Water & Sewer 0.35%
New Jersey Economic Development Authority - New Jersey-American Water Co Inc AMT	3.75%	#(a)	11/1/2034	A+	5,500,000	5,565,479
Pittsburgh Water & Sewer Authority PA (AG)	5.00%		9/1/2037	AA	4,750,000	5,292,466
Water Works Board of the City of Birmingham/The AL†	3.75%		9/1/2026	NR	7,750,000	7,749,993
Total						18,607,938

Tobacco 0.52%
Buckeye Tobacco Settlement Financing Authority OH	5.00%		6/1/2055	NR	20,000,000	16,214,696

50	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Tobacco (continued)
Nassau County Tobacco Settlement Corp. NY	Zero Coupon	6/1/2060	NR		$35,000,000	$2,065,126
Northern Tobacco Securitization Corp. AK	4.00%	6/1/2050	BBB-		625,000	607,125
Tobacco Settlement Financing Corp. NJ	5.00%	6/1/2046	BB+		1,435,000	1,395,039
Tobacco Settlement Financing Corp. RI	5.00%	6/1/2027	A		2,500,000	2,509,224
Tobacco Settlement Financing Corp. RI	5.00%	6/1/2028	BBB		2,000,000	2,007,300
Tobacco Settlement Financing Corp. VA	5.00%	6/1/2047	B-		3,690,000	3,075,615
Total						27,874,125

Transportation 17.52%
Build NYC Resource Corp. - TRIPS Obligated Group NY AMT	5.50%	7/1/2043	BBB+		1,230,000	1,316,827
Build NYC Resource Corp. - TRIPS Obligated Group NY AMT	5.50%	7/1/2044	BBB+		1,265,000	1,343,200
Build NYC Resource Corp. - TRIPS Obligated Group NY AMT	5.50%	7/1/2045	BBB+		1,500,000	1,581,291
Burbank-Glendale-Pasadena Airport Authority Brick Campaign CA (AG) AMT	4.125%	7/1/2041	AA		3,000,000	2,984,019
Burbank-Glendale-Pasadena Airport Authority Brick Campaign CA (AG) AMT	4.25%	7/1/2043	AA		5,390,000	5,282,236
Burbank-Glendale-Pasadena Airport Authority Brick Campaign CA AMT	5.25%	7/1/2040	A		2,250,000	2,478,641
Burbank-Glendale-Pasadena Airport Authority Brick Campaign CA AMT	5.25%	7/1/2042	A		3,000,000	3,238,703
California Municipal Finance Authority - LAX Integrated Express Solutions LLC (AG) AMT	3.25%	12/31/2032	AA		5,235,000	5,114,226
California Municipal Finance Authority - LAX Integrated Express Solutions LLC AMT	5.00%	12/31/2036	BB+	(c)	3,215,000	3,285,421
California Municipal Finance Authority - LAX Integrated Express Solutions LLC AMT	5.00%	12/31/2037	BB+	(c)	7,000,000	7,142,673
Central Texas Turnpike System	5.00%	8/15/2040	A-		5,500,000	6,054,393
Chicago Midway International Airport IL AMT	5.00%	1/1/2037	A		5,225,000	5,647,222
Chicago Midway International Airport IL AMT	5.00%	1/1/2038	A		4,000,000	4,290,772
Chicago O’Hare International Airport IL	4.00%	1/1/2038	A+		6,820,000	6,849,578
Chicago O’Hare International Airport IL	5.00%	1/1/2037	A+		23,670,000	27,295,363
Chicago O’Hare International Airport IL	5.00%	1/1/2038	A+		23,000,000	26,218,689
Chicago O’Hare International Airport IL	5.00%	1/1/2039	A+		5,000,000	5,597,523

See Notes to Schedule of Investments.	51

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Chicago O’Hare International Airport IL	5.00%	1/1/2041	A+	$3,750,000	$4,092,598
Chicago O’Hare International Airport IL	5.00%	1/1/2041	A+	22,200,000	24,414,139
Chicago O’Hare International Airport IL	5.00%	1/1/2042	A+	5,000,000	5,398,174
Chicago O’Hare International Airport IL (BAM)	5.00%	1/1/2036	AA	2,000,000	2,224,163
Chicago O’Hare International Airport IL (BAM)	5.00%	1/1/2038	AA	2,745,000	3,010,762
Chicago O’Hare International Airport IL (BAM)	5.25%	1/1/2039	AA	2,385,000	2,635,193
Chicago O’Hare International Airport IL (BAM)	5.25%	1/1/2041	AA	1,955,000	2,113,769
Chicago O’Hare International Airport IL (BAM)	5.25%	1/1/2042	AA	1,645,000	1,763,186
Chicago O’Hare International Airport IL (BAM)	5.25%	1/1/2043	AA	1,820,000	1,935,366
Chicago O’Hare International Airport IL AMT	5.00%	1/1/2037	A+	12,990,000	14,274,554
Chicago O’Hare International Airport IL AMT	5.00%	1/1/2038	A+	5,000,000	5,448,927
Chicago O’Hare International Airport IL AMT	5.00%	1/1/2039	A+	4,250,000	4,603,889
Chicago O’Hare International Airport IL AMT	5.00%	1/1/2039	A	9,000,000	9,799,309
Chicago O’Hare International Airport IL AMT	5.25%	1/1/2040	A+	4,000,000	4,363,003
Chicago O’Hare International Airport IL AMT	5.25%	1/1/2040	A+	4,500,000	4,951,098
Chicago O’Hare International Airport IL AMT	5.25%	1/1/2041	A+	2,150,000	2,322,920
Chicago O’Hare International Airport IL AMT	5.25%	1/1/2041	A+	5,000,000	5,443,927
Chicago O’Hare International Airport IL AMT	5.25%	1/1/2042	A+	2,450,000	2,619,756
Chicago O’Hare International Airport IL AMT	5.25%	1/1/2042	A+	5,000,000	5,382,178
Chicago O’Hare International Airport IL AMT	5.50%	1/1/2044	A+	2,625,000	2,804,026
City & County of Denver Airport System Revenue CO AMT	5.75%	11/15/2034	AA-	3,500,000	4,052,062
City & County of Denver Airport System Revenue CO AMT	5.75%	11/15/2035	AA-	3,250,000	3,740,798

52	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Transportation (continued)
City & County of Denver Airport System Revenue CO AMT	5.75%	11/15/2037	AA-		$2,000,000	$2,271,573
City of Atlanta Airport Passenger Facility Charge GA AMT	5.25%	7/1/2041	Aa3		6,000,000	6,505,127
City of Austin Airport System Revenue TX AMT	5.00%	11/15/2037	A+		2,475,000	2,741,572
City of Austin Airport System Revenue TX AMT	5.00%	11/15/2041	A+		6,000,000	6,428,362
City of Austin Airport System Revenue TX AMT	5.00%	11/15/2042	A+		3,160,000	3,346,619
City of Houston Airport System Revenue - United Airlines Inc TX AMT	5.00%	7/15/2027	BB+	(c)	1,000,000	1,016,535
City of Houston Airport System Revenue - United Airlines Inc TX AMT	5.50%	7/15/2035	Ba2		30,000,000	33,068,367
City of Houston Airport System Revenue TX (AG) AMT	5.25%	7/1/2039	AA		5,200,000	5,718,059
City of Houston Airport System Revenue TX (AG) AMT	5.25%	7/1/2040	AA		5,000,000	5,439,479
City of Houston Airport System Revenue TX (AG) AMT	5.25%	7/1/2041	AA		5,000,000	5,390,657
City of Houston Airport System Revenue TX AMT	5.25%	7/1/2036	A+		3,250,000	3,698,116
City of Houston Airport System Revenue TX AMT	5.25%	7/1/2037	A+		4,000,000	4,518,380
City of Houston Airport System Revenue TX AMT	5.25%	7/1/2038	A+		3,200,000	3,587,928
City of Salt Lake City Airport Revenue UT AMT	5.25%	7/1/2036	A+		1,500,000	1,676,116
City of Salt Lake City Airport Revenue UT AMT	5.25%	7/1/2037	A+		2,325,000	2,579,156
City of Salt Lake City Airport Revenue UT AMT	5.25%	7/1/2039	A+		3,000,000	3,288,600
City of Salt Lake City Airport Revenue UT AMT	5.25%	7/1/2041	A+		4,425,000	4,755,920
City of Salt Lake City Airport Revenue UT AMT	5.25%	7/1/2042	A+		3,500,000	3,727,289
County of Harris Toll Road Revenue TX	3.00%	8/15/2038	Aa1		1,730,000	1,589,763
County of Lee Airport Revenue FL AMT	5.00%	10/1/2036	A2		8,015,000	8,857,591
County of Lee Airport Revenue FL AMT	5.25%	10/1/2040	A2		6,500,000	7,125,889
Dallas Fort Worth International Airport TX	5.00%	11/1/2038	AA-		3,000,000	3,303,643
Dallas Fort Worth International Airport TX	5.00%	11/1/2039	AA-		2,750,000	3,044,282

See Notes to Schedule of Investments.	53

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Dallas Fort Worth International Airport TX AMT	5.25%		11/1/2037	AA-	$12,800,000	$14,423,182
Dallas Fort Worth International Airport TX AMT	5.25%		11/1/2041	AA-	8,000,000	8,717,458
Dallas Fort Worth International Airport TX AMT	5.25%		11/1/2042	AA-	6,300,000	6,793,062
Delaware River Port Authority PA	5.00%		1/1/2036	AA-	6,500,000	7,568,867
Delaware River Port Authority PA	5.00%		1/1/2037	AA-	6,000,000	6,910,517
Delaware River Port Authority PA	5.00%		1/1/2038	AA-	6,000,000	6,852,766
Delaware River Port Authority PA	5.00%		1/1/2039	AA-	5,250,000	5,964,376
E-470 Public Highway Authority CO	5.00%		9/1/2040	A+	2,850,000	3,172,872
Florida Development Finance Corp. - AAF Operations Holdings LLC AMT†	Zero Coupon	#(a)	7/15/2032	NR	5,500,000	1,980,000
Florida Development Finance Corp. - AAF Operations Holdings LLC AMT†	12.00%	#(a)	7/15/2059	NR	4,500,000	1,620,000
Grand Parkway Transportation Corp. TX	5.45%		10/1/2034	AA+	5,000,000	5,358,577
Illinois Finance Authority - Centerpoint Joliet Terminal Railroad LLC AMT†	4.125%	#(a)	12/1/2043	BBB+	12,500,000	12,491,054
Illinois Finance Authority - Centerpoint Joliet Terminal Railroad LLC AMT†	4.125%	#(a)	12/1/2050	BBB+	22,575,000	22,558,843
Illinois Finance Authority - Centerpoint Joliet Terminal Railroad LLC AMT†	4.80%	#(a)	12/1/2043	BBB+	25,500,000	26,345,095
Illinois State Toll Highway Authority	5.00%		1/1/2038	AA-	10,105,000	10,118,648
Kenton County Airport Board KY AMT	5.00%		1/1/2035	A1	3,500,000	3,927,030
Kenton County Airport Board KY AMT	5.00%		1/1/2036	A1	6,625,000	7,381,678
Kenton County Airport Board KY AMT	5.25%		1/1/2039	A1	1,795,000	1,990,802
Kenton County Airport Board KY AMT	5.25%		1/1/2041	A1	2,725,000	2,949,968
Kenton County Airport Board KY AMT	5.25%		1/1/2043	A1	4,355,000	4,627,867
Maryland Economic Development Corp. - City of Baltimore Port Covington Development District Tax Allocation	4.00%		9/1/2040	NR	5,000,000	4,695,620
Metropolitan Nashville Airport Authority TN AMT	5.25%		7/1/2034	A1	1,250,000	1,397,878
Metropolitan Nashville Airport Authority TN AMT	5.25%		7/1/2035	A1	2,595,000	2,887,602
Metropolitan Nashville Airport Authority TN AMT	5.50%		7/1/2036	A1	1,000,000	1,123,441
Metropolitan Nashville Airport Authority TN AMT	5.50%		7/1/2037	A1	1,250,000	1,395,326

54	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Metropolitan Nashville Airport Authority TN AMT	5.50%	7/1/2038	A1	$1,500,000	$1,665,372
Metropolitan Washington Airports Authority Aviation Revenue DC AMT	5.00%	10/1/2040	AA-	1,675,000	1,792,775
Metropolitan Washington Airports Authority Aviation Revenue DC AMT	5.25%	10/1/2039	AA-	4,305,000	4,705,100
New Jersey Economic Development Authority - DRP Urban Renewal 4 LLC AMT†	6.375%	1/1/2035	NR	4,250,000	4,400,674
New Jersey Economic Development Authority - NYNJ Link Borrower LLC AMT	5.125%	1/1/2034	A-	5,010,000	5,018,961
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.00%	6/15/2034	A1	10,000,000	11,210,579
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.00%	6/15/2034	A1	2,500,000	2,823,814
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.00%	6/15/2035	A1	2,250,000	2,527,626
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.00%	6/15/2037	A1	4,250,000	4,716,014
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.00%	6/15/2037	A1	4,000,000	4,494,042
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.00%	6/15/2038	A1	1,000,000	1,102,335
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.00%	6/15/2039	A1	3,000,000	3,300,072
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.00%	6/15/2040	A1	6,000,000	6,631,752
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.00%	6/15/2040	A1	6,500,000	7,245,538
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.00%	6/15/2041	A1	5,000,000	5,466,024
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.00%	6/15/2041	A1	9,000,000	9,917,705
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.00%	6/15/2042	A1	5,500,000	5,950,028
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.00%	6/15/2042	A1	10,500,000	11,435,805
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.25%	6/15/2041	A1	3,500,000	3,900,644
New Orleans Aviation Board LA	5.00%	1/1/2041	A2	1,000,000	1,079,798
New Orleans Aviation Board LA	5.00%	1/1/2042	A2	3,775,000	4,036,492

See Notes to Schedule of Investments.	55

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Transportation (continued)
New Orleans Aviation Board LA	5.00%	1/1/2043	A2		$4,170,000	$4,419,260
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.625%	4/1/2040	Baa2		29,000,000	30,440,288
New York Transportation Development Corp. - Delta Air Lines Inc AMT	6.00%	4/1/2035	Baa2		30,000,000	33,077,166
New York Transportation Development Corp. - Empire State Thruway Partners LLC AMT	4.00%	10/31/2041	BBB-	(c)	3,000,000	2,863,410
New York Transportation Development Corp. - JFK International Air Terminal LLC	5.00%	12/1/2034	Baa1		2,000,000	2,174,902
New York Transportation Development Corp. - JFK NTO LLC (AG) AMT	5.25%	6/30/2039	AA		1,400,000	1,523,198
New York Transportation Development Corp. - JFK NTO LLC (AG) AMT	6.00%	6/30/2043	AA		3,135,000	3,497,853
New York Transportation Development Corp. - JFK NTO LLC AMT	5.25%	6/30/2038	Baa3		1,000,000	1,082,078
New York Transportation Development Corp. - JFK NTO LLC AMT	5.25%	6/30/2040	Baa3		1,500,000	1,586,807
New York Transportation Development Corp. - JFK NTO LLC AMT	5.25%	6/30/2041	Baa3		1,620,000	1,698,455
New York Transportation Development Corp. - JFK NTO LLC AMT	5.25%	6/30/2043	Baa3		8,000,000	8,242,001
New York Transportation Development Corp. - JFK NTO LLC AMT	5.25%	6/30/2044	Baa3		11,000,000	11,255,622
New York Transportation Development Corp. - JFK NTO LLC AMT	5.50%	6/30/2038	Baa3		1,000,000	1,072,676
New York Transportation Development Corp. - JFK NTO LLC AMT	6.00%	6/30/2042	Baa3		2,295,000	2,546,028
New York Transportation Development Corp. - JFK NTO LLC AMT	6.00%	6/30/2044	Baa3		2,625,000	2,862,492
New York Transportation Development Corp. - JFK NTO LLC AMT	6.00%	6/30/2054	Baa3		17,000,000	17,579,863
New York Transportation Development Corp. - Laguardia Gateway Partner AMT	4.00%	7/1/2032	Baa2		3,000,000	2,988,376
New York Transportation Development Corp. - Laguardia Gateway Partner AMT	4.00%	7/1/2033	Baa2		6,480,000	6,463,959
Niagara Frontier Transportation Authority NY AMT	5.00%	4/1/2027	A3		3,185,000	3,188,962
Niagara Frontier Transportation Authority NY AMT	5.00%	4/1/2030	A3		365,000	381,600

56	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Norman Y Mineta San Jose International Airport SJC CA AMT	5.00%		3/1/2035	A	$1,500,000	$1,523,615
North Carolina Turnpike Authority	5.00%		1/1/2032	BBB	1,000,000	1,019,699
Pennsylvania Economic Development Financing Authority - Commonwealth of Pennsylvania Department of Transportation AMT	5.25%		6/30/2036	Baa2	8,550,000	9,349,841
Pennsylvania Turnpike Commission	5.00%		12/1/2039	A+	4,500,000	5,098,310
Pennsylvania Turnpike Commission	5.00%		12/1/2040	A+	4,260,000	4,792,535
Pennsylvania Turnpike Commission	5.00%		12/1/2041	A+	5,700,000	6,281,070
Pennsylvania Turnpike Commission	5.00%	#(a)	12/1/2045	AA-	6,500,000	7,279,519
Port Authority of New York & New Jersey AMT	5.00%		1/15/2037	AA-	2,000,000	2,178,754
Port Authority of New York & New Jersey AMT	5.00%		1/15/2039	AA-	1,500,000	1,617,053
Port Authority of New York & New Jersey AMT	5.00%		7/15/2039	AA-	5,250,000	5,663,199
Port of Portland Airport Revenue OR AMT	5.25%		7/1/2041	AA-	10,000,000	10,914,046
Port of Portland Airport Revenue OR AMT	5.25%		7/1/2042	AA-	12,500,000	13,503,895
Port of Seattle WA AMT	5.25%		7/1/2040	AA-	5,675,000	6,288,626
Port of Seattle WA AMT	5.25%		7/1/2041	AA-	4,500,000	4,934,091
San Diego County Regional Airport Authority CA AMT	5.00%		7/1/2035	Aa3	2,200,000	2,522,667
San Diego County Regional Airport Authority CA AMT	5.00%		7/1/2036	Aa3	3,000,000	3,410,629
San Diego County Regional Airport Authority CA AMT	5.25%		7/1/2037	Aa3	3,000,000	3,443,338
San Diego County Regional Airport Authority CA AMT	5.25%		7/1/2038	Aa3	2,865,000	3,263,952
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.50%		5/1/2037	Aa3	10,000,000	11,382,628
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.50%		5/1/2038	Aa3	14,815,000	16,757,177
Texas Private Activity Bond Surface Transportation Corp. - NTE Mobility Partners Segments 3 LLC AMT	5.375%		6/30/2038	Baa1	2,500,000	2,652,302
Texas Private Activity Bond Surface Transportation Corp. - NTE Mobility Partners Segments 3 LLC AMT	5.50%		6/30/2040	Baa1	2,000,000	2,117,156

See Notes to Schedule of Investments.	57

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Tulsa Municipal Airport Trust Trustees - American Airlines Inc OK AMT	6.25%		12/1/2035	B+	$6,815,000	$7,808,829
Virginia Small Business Financing Authority - 95 Express Lanes LLC AMT	5.00%		1/1/2034	BBB	5,100,000	5,490,453
Virginia Small Business Financing Authority - 95 Express Lanes LLC AMT	5.00%		7/1/2036	BBB	11,165,000	11,859,856
Virginia Small Business Financing Authority - 95 Express Lanes LLC AMT	5.00%		1/1/2036	BBB	2,500,000	2,663,753
Wayne County Airport Authority - Detroit Metropolitan Wayne County Airport MI	5.00%		12/1/2036	A+	2,000,000	2,320,668
Wayne County Airport Authority - Detroit Metropolitan Wayne County Airport MI	5.00%		12/1/2040	A+	2,100,000	2,351,203
Wayne County Airport Authority - Detroit Metropolitan Wayne County Airport MI	5.00%		12/1/2041	A+	2,000,000	2,213,721
Wayne County Airport Authority - Detroit Metropolitan Wayne County Airport MI	5.00%		12/1/2042	A+	2,500,000	2,730,659
Total						935,845,516

Utilities 17.81%
American Municipal Power, Inc. - American Municipal Power Combined Hydroelectric Revenue OH	5.00%		2/15/2039	A1	1,000,000	1,124,757
American Municipal Power, Inc. - American Municipal Power Combined Hydroelectric Revenue OH	5.00%		2/15/2040	A1	1,000,000	1,105,260
American Municipal Power, Inc. - American Municipal Power Combined Hydroelectric Revenue OH	5.00%		2/15/2041	A1	1,100,000	1,201,113
American Municipal Power, Inc. - American Municipal Power Combined Hydroelectric Revenue OH	5.00%		2/15/2042	A1	1,000,000	1,077,906
American Municipal Power, Inc. - American Municipal Power Combined Hydroelectric Revenue OH	5.00%		2/15/2043	A1	1,000,000	1,069,397
American Municipal Power, Inc. - Prairie St Energy Campus OH	5.00%		2/15/2037	A1	10,750,000	12,146,178
Black Belt Energy Gas District AL	4.00%	#(a)	10/1/2052	A2	13,270,000	13,326,866
Black Belt Energy Gas District AL	4.00%	#(a)	12/1/2052	Baa1	5,000,000	5,118,794
Black Belt Energy Gas District AL	5.00%		10/1/2035	A2	45,500,000	46,901,650
Black Belt Energy Gas District AL	5.00%		10/1/2035	A2	12,850,000	13,617,209
Black Belt Energy Gas District AL	5.00%	#(a)	3/1/2055	A1	25,000,000	26,746,717

58	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
Black Belt Energy Gas District AL	5.00%	#(a)	12/1/2055	A1	$14,500,000	$15,517,854
Black Belt Energy Gas District AL	5.25%	#(a)	5/1/2055	A1	8,125,000	8,829,109
Black Belt Energy Gas District AL†	5.50%	#(a)	11/1/2056	BBB-	20,230,000	21,454,577
California Community Choice Financing Authority	5.00%	#(a)	1/1/2055	A1	28,250,000	29,460,640
California Community Choice Financing Authority	5.00%	#(a)	2/1/2055	A1	6,475,000	6,951,072
California Community Choice Financing Authority	5.00%	#(a)	10/1/2055	A2	25,000,000	25,940,180
California Community Choice Financing Authority	5.00%	#(a)	11/1/2055	A1	17,000,000	17,698,079
California Community Choice Financing Authority	5.00%	#(a)	1/1/2056	A1	5,400,000	5,693,293
California Pollution Control Financing Authority - Poseidon Resources Channelside LP†	5.00%		7/1/2039	Baa3	5,000,000	5,142,713
California Pollution Control Financing Authority - Poseidon Resources Channelside LP AMT†	5.00%		7/1/2037	Baa3	5,570,000	5,588,423
Central Plains Energy Project NE	5.00%	#(a)	5/1/2054	Aa2	5,905,000	6,300,051
Central Valley Energy Authority CA	5.00%	#(a)	12/1/2055	Aa3	18,505,000	20,172,547
Chautauqua County Capital Resource Corp. - NRG Energy Inc NY	4.25%	#(a)	4/1/2042	BBB-	7,250,000	7,359,954
City of Fort Lauderdale Water & Sewer Revenue FL	5.00%		9/1/2039	AA+	1,250,000	1,396,482
City of Fort Lauderdale Water & Sewer Revenue FL	5.00%		9/1/2040	AA+	875,000	968,476
City of Fort Lauderdale Water & Sewer Revenue FL	5.00%		9/1/2041	AA+	1,500,000	1,644,662
City of Houston Combined Utility System Revenue TX	4.00%		11/15/2037	Aa2	2,510,000	2,515,747
City of Houston Combined Utility System Revenue TX	4.50%		11/15/2038	Aa2	3,225,000	3,243,413
City of Osceola - Plum Point Energy Associates LLC AR AMT	5.50%	#(a)	4/1/2036	NR	16,450,000	16,450,000
City of San Antonio Electric & Gas Systems Revenue TX	3.20%	#(a)	2/1/2055	Aa3	25,000,000	25,126,755
City of San Antonio Electric & Gas Systems Revenue TX	5.00%		2/1/2040	Aa2	4,560,000	5,042,711
City of San Antonio Electric & Gas Systems Revenue TX	5.00%		2/1/2041	Aa2	2,000,000	2,189,291

See Notes to Schedule of Investments.	59

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
City of San Antonio Electric & Gas Systems Revenue TX	5.00%		2/1/2042	Aa2	$8,250,000	$8,937,351
City of San Antonio Electric & Gas Systems Revenue TX	5.00%		2/1/2042	Aa2	3,980,000	4,311,595
City of San Antonio Electric & Gas Systems Revenue TX	5.25%		2/1/2040	Aa2	8,550,000	9,522,067
County of Hillsborough Utility Revenue FL	3.00%		8/1/2038	Aaa	3,110,000	2,864,881
County of Hillsborough Utility Revenue FL	3.00%		8/1/2039	Aaa	3,060,000	2,772,351
County of Trimble - Louisville Gas and Electric Co KY AMT	4.70%	#(a)	6/1/2054	A1	6,750,000	6,801,571
County of Washoe - Sierra Pacific Power Co NV	4.125%	#(a)	3/1/2036	A	5,500,000	5,623,535
Delaware State Economic Development Authority - NRG Energy Inc	4.00%	#(a)	10/1/2045	BBB-	15,500,000	15,544,874
Development Authority of Burke County - Georgia Power Co	2.20%		10/1/2032	A	1,000,000	882,700
Development Authority of Burke County - Oglethorpe Power Corp GA	3.60%	#(a)	11/1/2045	A3	5,000,000	5,086,977
Development Authority of Monroe County - Georgia Power Co	3.875%	#(a)	10/1/2048	A	8,750,000	8,762,927
Energy Southeast A Cooperative District AL	4.719% (SOFR * .67 + 2.20%	)#	4/1/2054	A1	5,000,000	5,100,755
Energy Southeast A Cooperative District AL	5.25%	#(a)	7/1/2054	A1	14,000,000	15,241,520
Energy Southeast A Cooperative District AL	5.75%	#(a)	4/1/2054	A1	3,400,000	3,767,420
Grand River Dam Authority OK	5.00%		6/1/2039	AA-	3,500,000	3,850,505
Grand River Dam Authority OK	5.00%		6/1/2040	AA-	2,500,000	2,756,402
Grand River Dam Authority OK	5.00%		6/1/2042	AA-	5,925,000	6,437,123
Illinois Finance Authority - Peoples Gas Light & Coke Co/The	3.90%		3/1/2030	Aa3	10,000,000	10,005,457
Kentucky Municipal Power Agency (NATL)	5.00%		9/1/2033	Baa1	11,295,000	11,395,086
Kentucky Municipal Power Agency (NATL)	5.00%		9/1/2034	Baa1	5,000,000	5,042,337
Kentucky Public Energy Authority	4.00%	#(a)	8/1/2052	A1	18,770,000	18,960,121
Kentucky Public Energy Authority	5.00%	#(a)	1/1/2055	A1	16,110,000	17,340,037
Kentucky Public Energy Authority	5.25%	#(a)	4/1/2054	A1	10,000,000	10,805,540
Long Beach Bond Finance Authority CA	4.186% (3 mo. USD Term SOFR * .67 + 1.43%	)#	11/15/2026	A1	4,000,000	4,018,604
Los Angeles Department of Water & Power System Revenue CA	5.00%		7/1/2034	Aa2	10,000,000	11,540,871

60	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
Los Angeles Department of Water & Power System Revenue CA (BAM)	5.00%		7/1/2035	AA	$1,020,000	$1,184,428
Los Angeles Department of Water & Power System Revenue CA (BAM)	5.00%		7/1/2036	AA	700,000	807,370
Los Angeles Department of Water & Power System Revenue CA (BAM)	5.00%		7/1/2037	AA	1,125,000	1,286,494
Los Angeles Department of Water & Power System Revenue CA (BAM)	5.00%		7/1/2038	AA	1,500,000	1,705,506
Los Angeles Department of Water & Power System Revenue CA (BAM)	5.00%		7/1/2039	AA	1,250,000	1,412,673
Los Angeles Department of Water & Power System Revenue CA (BAM)	5.00%		7/1/2040	AA	1,500,000	1,673,949
Los Angeles Department of Water & Power System Revenue CA (BAM)	5.00%		7/1/2041	AA	1,735,000	1,910,181
Los Angeles Department of Water & Power System Revenue CA (BAM)	5.00%		7/1/2042	AA	1,500,000	1,632,491
Lower Alabama Gas District AL	5.00%		12/1/2033	A1	16,650,000	17,610,865
Lower Colorado River Authority - LCRA Transmission Services Corp TX	5.00%		5/15/2041	A1	6,810,000	7,344,267
Lower Colorado River Authority - LCRA Transmission Services Corp TX	5.00%		5/15/2042	A1	4,400,000	4,697,187
Lower Colorado River Authority TX	5.00%		5/15/2041	A	10,000,000	10,703,505
Lower Colorado River Authority TX	5.00%		5/15/2042	A	1,750,000	1,856,059
Luzerne County Industrial Development Authority - Pennsylvania-American Water Co AMT	2.45%	#(a)	12/1/2039	Aa3	4,000,000	3,703,918
Main Street Natural Gas, Inc. GA†	4.00%	#(a)	8/1/2052	BBB-	50,655,000	50,611,457
Main Street Natural Gas, Inc. GA	4.00%	#(a)	9/1/2052	A3	30,235,000	30,975,682
Maricopa County Pollution Control Corp. - El Paso Electric Co AZ	3.60%		2/1/2040	Baa2	5,085,000	4,769,499
Maricopa County Pollution Control Corp. - El Paso Electric Co AZ	3.60%		4/1/2040	Baa2	3,870,000	3,626,990
Montgomery County Industrial Development Authority - Constellation Energy Generation LLC PA	4.10%	#(a)	4/1/2053	BBB+	6,500,000	6,668,793
Municipal Electric Authority of Georgia	5.00%		1/1/2039	A2	1,500,000	1,641,094
Municipal Electric Authority of Georgia	5.00%		1/1/2040	A2	1,500,000	1,616,998
Municipal Electric Authority of Georgia	5.00%		1/1/2042	A2	1,550,000	1,638,870
Municipal Electric Authority of Georgia (BAM)	5.25%		1/1/2041	AA	1,250,000	1,375,618

See Notes to Schedule of Investments.	61

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Utilities (continued)
New York Energy Finance Development Corp. - New York Energy Finance Development Corp	5.00%	#(a)	7/1/2056	A1		$17,000,000	$18,026,171
North Texas Municipal Water District Water System Revenue	3.00%		9/1/2038	AAA		4,825,000	4,396,059
Patriots Energy Group Financing Agency SC	5.25%	#(a)	2/1/2054	Aa1		10,000,000	10,815,223
Patriots Energy Group Financing Agency SC	5.25%	#(a)	10/1/2054	A1		15,000,000	16,035,564
Pennsylvania Economic Development Financing Authority - Talen Energy Supply LLC	5.25%	#(a)	12/1/2038	B		2,200,000	2,213,875
Pennsylvania Economic Development Financing Authority - Waste Management Inc AMT	1.10%	#(a)	6/1/2031	A-		5,000,000	4,887,756
Philadelphia Gas Works Co. PA	5.00%		8/1/2039	A		2,250,000	2,522,355
Philadelphia Gas Works Co. PA	5.00%		8/1/2042	A		2,000,000	2,172,028
Philadelphia Gas Works Co. PA (AG)	5.25%		8/1/2041	AA		2,000,000	2,259,339
Puerto Rico Electric Power Authority (AG)	3.359% (3 mo. USD Term SOFR * .67 + 0.52%	)#	7/1/2029	AA		4,155,000	4,027,869
Salt Verde Financial Corp. AZ	5.50%		12/1/2029	A3		5,100,000	5,488,822
South Carolina Public Service Authority	5.00%		12/1/2036	A-		2,000,000	2,276,965
South Carolina Public Service Authority	5.00%		12/1/2037	A-		2,250,000	2,539,351
South Carolina Public Service Authority	5.00%		12/1/2040	A-		1,010,000	1,112,934
Southeast Alabama Gas Supply District AL	5.00%	#(a)	8/1/2054	Aa3		10,000,000	10,740,659
Southeast Energy Authority A Cooperative District AL	5.00%		11/1/2035	Baa1		33,000,000	35,065,889
Southeast Energy Authority A Cooperative District AL(d)	5.00%		1/1/2056	A1		21,100,000	21,988,710
Southeast Energy Authority A Cooperative District AL	5.25%	#(a)	3/1/2055	A1		11,350,000	11,982,797
Southeast Energy Authority A Cooperative District AL	5.25%	#(a)	11/1/2055	A1		30,000,000	33,009,816
Southeast Energy Authority A Cooperative District AL	5.50%	#(a)	1/1/2053	A1		5,000,000	5,361,856
Tennergy Corp. TN	5.50%	#(a)	10/1/2053	Baa1		10,000,000	10,730,824
Tennessee Energy Acquisition Corp.	5.625%		9/1/2026	BBB	(c)	5,000,000	5,063,366
Texas Municipal Gas Acquisition & Supply Corp. I	6.25%		12/15/2026	A1		2,765,000	2,852,436

62	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2025

Investments		Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
Texas Municipal Gas Acquisition & Supply Corp. IV		5.50%	#(a)	1/1/2054	A1	$10,000,000	$10,630,383
Texas Municipal Power Agency (AG)		3.00%		9/1/2034	AA	1,470,000	1,426,599
Texas Municipal Power Agency (AG)		3.00%		9/1/2036	AA	5,250,000	4,946,790
Texas Water Development Board - State Water Implementation Revenue Fund for Texas		5.00%		10/15/2036	AAA	2,450,000	2,780,040
Total							951,302,853
Total Municipal Bonds (cost $5,164,533,621)							5,225,760,137

WARRANTS 0.00%

Construction & Engineering 0.00%
Desertxpress Enterprises LLC* (cost $0)		11.50%		12/1/2035	NR	181,500	0	(e)

	Interest Rate#	Interest Rate Reset Date(f)		Final Maturity Date

SHORT-TERM INVESTMENTS 1.19%

Variable Rate Demand Notes 1.19%

General Obligation 0.77%
City of New York NY GO	2.500%	1/2/2026		10/1/2040	AA+	1,000,000	1,000,000
City of New York NY GO	2.500%	1/2/2026		10/1/2046	AA	780,000	780,000
City of New York NY GO	2.500%	1/2/2026		10/1/2046	AA	2,000,000	2,000,000
City of New York NY GO	2.550%	1/2/2026		4/1/2042	AA	13,000,000	13,000,000
City of New York NY GO	2.550%	1/2/2026		4/1/2042	AA	12,300,000	12,300,000
City of New York NY GO	2.600%	1/2/2026		4/1/2038	AA+	12,250,000	12,250,000
Total							41,330,000

Utilities 0.42%
Development Authority of Appling County - Georgia Power Co	2.500%	1/1/2026		9/1/2041	A	7,600,000	7,600,000
New York City Municipal Water Finance Authority - New York City Water & Sewer System NY	2.450%	1/15/2026		6/15/2044	AA+	3,000,000	3,000,000
New York City Municipal Water Finance Authority - New York City Water & Sewer System NY	2.450%	1/15/2026		6/15/2049	AA+	1,250,000	1,250,000

See Notes to Schedule of Investments.	63

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2025

Investments	Interest Rate#	Interest Rate Reset Date(f)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
New York City Municipal Water Finance Authority - New York City Water & Sewer System NY	2.490%	1/15/2026	6/15/2055	AA+	$1,000,000	$1,000,000
New York City Municipal Water Finance Authority - New York City Water & Sewer System NY	2.500%	1/15/2026	6/15/2033	AA+	6,000,000	6,000,000
New York City Municipal Water Finance Authority - New York City Water & Sewer System NY	2.500%	1/15/2026	6/15/2053	AA+	2,500,000	2,500,000
New York City Municipal Water Finance Authority - New York City Water & Sewer System NY	2.600%	1/15/2026	6/15/2043	AA+	1,000,000	1,000,000
Total						22,350,000
Total Variable Rate Demand Notes (cost $63,680,000)						63,680,000
Total Short-Term Investments (cost $63,680,000)						63,680,000
Total Investments in Securities 99.02% (cost $5,228,213,621)						5,289,440,137
Other Assets and Liabilities – Net 0.98%						52,194,151
Net Assets 100.00%						$5,341,634,288

AG	AG Insured by - Assured Guaranty, inc.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by - Build America Mutual.
COPS	Certificates of Participation.
FHLMC	Insured by - Federal Home Loan Mortgage Corporation.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
GTD	Guaranteed.
NATL	Insured by - National Public Finance Guarantee Corporation.
NR	Not Rated.
PSF	Permanent School Fund.
SIFMA	Insured by - Securities Industry and Financial Markets Association.
SOFR	Secured Overnight Financing Rate.
ST INTERCEPT	State Intercept.
TRIPS	Tax Refund Intercept Programs.
#	Variable rate security. The interest rate represents the rate in effect at December 31, 2025.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At December 31, 2025, the total value of Rule 144A securities was $450,028,877, which represents 8.42% of net assets.
*	Non-income producing security.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Defaulted (non-income producing security).
(c)	This investment has been rated by Fitch IBCA.

64	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

INTERMEDIATE TAX FREE FUND December 31, 2025

(d)	Municipal Bonds Held in Trust – Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
(e)	Level 3 Investment as described in Note 2(a) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(f)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.

The following is a summary of the inputs used as of December 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds(3)	$–	$5,225,760,137	$–	$5,225,760,137
Warrants	–	–	0	0
Short-Term Investments
Variable Rate Demand Notes	–	63,680,000	–	63,680,000
Total	$–	$5,289,440,137	$–	$5,289,440,137

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Includes Municipal Bonds held in the Trust.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	65

Schedule of Investments (unaudited)

NATIONAL TAX FREE FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 102.87%

MUNICIPAL BONDS 102.87%

Corporate-Backed 7.51%
Arkansas Development Finance Authority - Big River Steel LLC AMT†	4.50%		9/1/2049	BB+	$10,000,000	$9,722,669
Arkansas Development Finance Authority - United States Steel Corp AMT	5.45%		9/1/2052	BB+	3,500,000	3,503,527
Arkansas Development Finance Authority - US Steel Corp AMT	5.70%		5/1/2053	BB+	4,600,000	4,667,040
Arkansas Development Finance Authority - Weyerhaeuser Co AMT	3.875%	#(a)	10/15/2065	BBB	3,750,000	3,756,008
Baldwin County Industrial Development Authority - Novelis Corp AL AMT†	5.00%	#(a)	6/1/2055	BB	17,000,000	17,341,425
California Infrastructure & Economic Development Bank - DesertXpress Enterprises LLC†	12.00%	#(a)	1/1/2065	NR	14,065,000	10,408,100
City of Valparaiso - Pratt Paper LLC AMT IN†	4.875%		1/1/2044	NR	1,000,000	1,001,932
City of Valparaiso - Pratt Paper LLC AMT IN†	5.00%		1/1/2054	NR	5,200,000	5,064,863
City of Whiting - BP Products North America Inc IN AMT	3.00%		11/1/2051	A1	6,295,000	4,543,260
Florida Development Finance Corp. - Waste pro USA Inc AMT†	6.125%	#(a)	7/1/2032	NR	4,500,000	4,519,654
Florida Development Finance Corp. - Waste Pro USA Inc FL AMT†	4.45%	#(a)	7/1/2037	NR	3,000,000	3,025,264
Grapevine Wash Local District - Grapevine Wash Local District Assessment Area No 1 UT†	5.25%		12/1/2044	NR	8,000,000	7,908,617
Hoover Industrial Development Board - United States Steel Corp AL AMT	5.75%		10/1/2049	BB+	4,090,000	4,122,835
Iowa Finance Authority - Iowa Fertilizer Co LLC	5.00%	#(a)	12/1/2050	AA+	24,000,000	27,622,596
Iowa Finance Authority - Iowa Fertilizer Co LLC	5.00%		12/1/2050	AA+	25,025,000	28,802,311
Jefferson County Port Authority - JSW Steel USA Ohio Inc OH†	5.00%	#(a)	12/1/2053	Ba1	5,350,000	5,473,430
Lakewood Ranch Stewardship District Series 2025 Assessment Southeast FL	6.00%		5/1/2056	NR	3,565,000	3,683,742
Louisiana Public Facilities Authority - Waste Pro USA Inc LA AMT†	4.375%	#(a)	5/1/2053	NR	6,000,000	6,009,149

66	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Love Field Airport Modernization Corp. - Southwest Airlines Co TX	5.00%		11/1/2028	BBB	$1,795,000	$1,795,943
Maricopa County Industrial Development Authority - Commercial Metals Co AZ AMT†	4.00%		10/15/2047	BB+	3,250,000	2,754,995
Maryland Economic Development Corp.(b)	5.00%		12/1/2016	NR	855,000	572,850
Maryland Economic Development Corp. - Core Natural Resources Inc†	5.00%	#(a)	7/1/2048	NR	5,150,000	5,396,524
Mission Economic Development Corp. - Natgasoline LLC TX AMT†	4.625%		10/1/2031	BB-	4,900,000	4,901,144
Mississippi Business Finance Corp. - Waste Pro USA Inc AMT†	4.375%	#(a)	2/1/2048	NR	3,750,000	3,751,779
Mobile County Industrial Development Authority - AM/NS Calvert LLC AL AMT	5.00%		6/1/2054	BBB	14,750,000	14,103,266
New Hampshire Business Finance Authority - Covanta Holding Corp AMT†	4.875%		11/1/2042	B-	5,475,000	4,894,739
New Jersey Economic Development Authority - United Airlines Inc	5.25%		9/15/2029	BB+	4,770,000	4,776,227
New York City Industrial Development Agency - Queens Ballpark Co LLC NY (AG)	3.00%		1/1/2046	AA	17,455,000	13,334,164
New York City Industrial Development Agency - TRIPS Obligated Group NY	5.00%		7/1/2028	BBB+	6,100,000	6,101,302
New York Liberty Development Corp.	3.00%		11/15/2051	A+	24,950,000	18,072,824
New York Liberty Development Corp. - 3 World Trade Center LLC†	5.00%		11/15/2044	NR	7,500,000	7,498,392
New York Liberty Development Corp. - 7 World Trade Center II LLC	3.00%		9/15/2043	Aaa	27,180,000	22,640,190
New York Liberty Development Corp. - 7 World Trade Center II LLC	3.125%		9/15/2050	Aaa	6,000,000	4,508,221
New York State Environmental Facilities Corp. - Casella Waste Systems Inc AMT†	5.125%	#(a)	9/1/2050	B+	1,000,000	1,040,001
New York Transportation Development Corp. - American Airlines Inc AMT	5.00%		8/1/2031	B+	4,250,000	4,254,528
New York Transportation Development Corp. - American Airlines Inc AMT	5.25%		8/1/2031	B+	700,000	725,085
New York Transportation Development Corp. - American Airlines Inc AMT	5.375%		8/1/2036	B+	3,000,000	3,131,414
Niagara Area Development Corp. - Reworld Holding Corp NY AMT†	4.75%		11/1/2042	B-	5,000,000	4,403,850
Ohio Air Quality Development Authority - AMG Vanadium LLC AMT†	5.00%		7/1/2049	B3	13,110,000	11,818,971
Parish of St. James - NuStar Logistics LP LA†	6.35%		7/1/2040	BB+	6,650,000	7,264,486

See Notes to Schedule of Investments.	67

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Parish of St. James - NuStar Logistics LP LA†	6.35%		10/1/2040	BB+	$2,500,000	$2,731,775
Phenix City Industrial Development Board AL	3.625%		5/15/2030	BBB	3,160,000	3,132,685
Port of Beaumont Navigation District - Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group TX AMT†	5.25%		1/1/2054	NR	5,400,000	5,158,749
Port of Seattle Industrial Development Corp. - Delta Air Lines Inc WA AMT	5.00%		4/1/2030	BBB-	9,200,000	9,202,139
Public Finance Authority - Sky Harbour Capital LLC Obligated Group WI AMT	4.00%		7/1/2041	NR	5,095,000	4,657,147
Public Finance Authority - Sky Harbour Capital LLC Obligated Group WI AMT	4.25%		7/1/2054	NR	1,000,000	824,048
Public Finance Authority - TRIPS Obligated Group WI AMT	5.00%		7/1/2042	BBB+	15,055,000	15,058,056
Savannah Georgia Convention Center Authority (AG)	5.50%		6/1/2050	AA	1,000,000	1,065,994
State of Nevada Department of Business & Industry - DesertXpress Enterprises LLC AMT†	12.00%	#(a)	1/1/2065	NR	5,050,000	3,737,000
Tulsa Airports Improvement Trust - American Airlines Inc OK AMT	5.50%		6/1/2035	NR	5,000,000	5,005,155
Tulsa Municipal Airport Trust Trustees - American Airlines Inc OK AMT	6.25%		12/1/2040	B+	1,950,000	2,166,007
Tuscaloosa County Industrial Development Authority - Hunt Refining Co AL†	5.25%		5/1/2044	NR	7,000,000	7,017,294
Virginia Small Business Financing Authority - Covanta Holding Corp AMT†	5.00%	#(a)	1/1/2048	B-	910,000	868,324
West Pace Cooperative District AL(b)	9.125%		5/1/2039	NR	4,900,000	2,450,000
Williamsburg Economic Development Authority VA - Provident Group - Williamsburg Properties LLC (AG)	5.25%		7/1/2053	AA	2,500,000	2,639,887
Total						364,631,577

Education 11.76%
Brunswick City School District OH(c)	5.50%		12/1/2060	A1	11,000,000	11,616,497
Build NYC Resource Corp. - Kipp NYC Public Charter Schools NY	5.25%		7/1/2052	BBB-	4,100,000	4,090,312
California Educational Facilities Authority - Loma Linda University	5.00%		4/1/2042	A	5,745,000	5,778,362
California Infrastructure & Economic Development Bank(c)	5.25%		5/15/2059	AA	14,900,000	15,882,659

68	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Education (continued)
California School Finance Authority - Green Dot Public Schools Obligated Group†	5.00%	8/1/2045	BBB-		$1,500,000	$1,499,921
California School Finance Authority - Kipp SoCal Public Schools Obligated†	5.00%	7/1/2047	BBB		2,050,000	2,046,837
Camden County Improvement Authority - KIPP Cooper Norcross Obligated Group NJ	6.00%	6/15/2062	BBB		2,540,000	2,626,882
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.75%	4/1/2048	A	(d)	7,250,000	7,613,197
Chicago Board of Education Dedicated Capital Improvement Tax IL	6.10%	4/1/2036	A	(d)	4,235,000	4,344,878
Chicago Board of Education Dedicated Capital Improvement Tax IL TCRS (BAM)	5.00%	4/1/2045	AA		2,500,000	2,537,667
Chicago Board of Education IL GO	4.00%	12/1/2047	BB+		15,510,000	12,092,921
City of Waltham MA GO	2.00%	10/15/2035	AA+		4,920,000	4,313,929
City of Waltham MA GO	2.00%	10/15/2036	AA+		5,015,000	4,300,517
Clifton Higher Education Finance Corp. - International Leadership of Texas Inc (PSF-GTD)	3.00%	8/15/2051	Aaa		5,750,000	4,228,829
Clifton Higher Education Finance Corp. - International Leadership of Texas Inc (PSF-GTD)	5.25%	2/15/2049	Aaa		8,015,000	8,357,985
Connecticut State Health & Educational Facilities Authority - Quinnipiac University	5.25%	7/1/2053	A-		15,000,000	15,466,782
District of Columbia - Catholic University of America/The	5.75%	10/1/2055	A-		5,000,000	5,300,236
Florida Development Finance Corp. - Mater Academy Inc	5.00%	6/15/2047	BBB		6,600,000	6,387,449
Florida Higher Educational Facilities Financing Authority - Keiser University Obligated Group†	6.00%	7/1/2045	BB+		15,000,000	14,951,425
Florida Higher Educational Facilities Financing Authority - Keiser University Obligated Group†	6.25%	7/1/2055	BB+		20,000,000	19,907,338
Great Oaks Career Campuses Board of Education OH	3.00%	12/1/2050	Aa1		15,460,000	11,283,299
Homewood Educational Building Authority - Samford University AL	5.00%	12/1/2047	Baa2		13,425,000	12,987,405
Illinois Finance Authority - Illinois Institute of Technology	4.00%	9/1/2037	Ba2		3,135,000	2,818,935
Illinois Finance Authority - Illinois Institute of Technology	4.00%	9/1/2039	Ba2		4,295,000	3,738,125

See Notes to Schedule of Investments.	69

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Illinois Finance Authority - Illinois Institute of Technology	5.00%	9/1/2040	Ba2	$2,045,000	$1,988,151
Illinois Finance Authority - Illinois Institute of Technology†	5.875%	9/1/2046	BB+	3,000,000	2,957,455
Illinois Finance Authority - University of Chicago	5.25%	5/15/2048	Aa2	7,500,000	7,872,259
Illinois Finance Authority - University of Chicago	5.25%	5/15/2054	Aa2	18,850,000	19,611,338
Iowa Higher Education Loan Authority - Des Moines University Osteopathic Medical Center	5.00%	10/1/2038	BBB+	2,730,000	2,854,808
Iowa Higher Education Loan Authority - Des Moines University Osteopathic Medical Center	5.00%	10/1/2039	BBB+	2,870,000	2,987,652
Iowa Higher Education Loan Authority - Des Moines University Osteopathic Medical Center	5.00%	10/1/2040	BBB+	3,535,000	3,649,629
Iowa Higher Education Loan Authority - Des Moines University Osteopathic Medical Center	5.00%	10/1/2047	BBB+	1,800,000	1,811,815
Iowa Higher Education Loan Authority - University of Dubuque	5.00%	10/1/2045	BBB-	1,725,000	1,671,563
Iowa Higher Education Loan Authority - University of Dubuque	5.25%	10/1/2040	BBB-	2,000,000	2,098,290
Iowa Higher Education Loan Authority - University of Dubuque	6.00%	10/1/2055	BBB-	10,275,000	10,738,982
Louisiana Public Facilities Authority - Loyola University New Orleans	5.25%	10/1/2053	Baa1	20,000,000	19,834,362
Louisiana Public Facilities Authority - South Quad L3C (AG)	5.25%	7/1/2055	A1	2,750,000	2,872,989
Louisiana Public Facilities Authority - South Quad L3C (AG)	5.25%	7/1/2065	A1	7,750,000	8,021,372
Louisiana Public Facilities Authority - Tulane University	4.00%	4/1/2050	A+	9,040,000	7,938,481
Massachusetts Development Finance Agency - Emerson College	5.00%	10/1/2043	Baa3	8,000,000	7,720,822
Massachusetts Development Finance Agency - Emerson College	5.25%	1/1/2042	BBB+	18,595,000	18,662,918
Massachusetts Development Finance Agency - Franklin W Olin College of Engineering Inc	5.25%	11/1/2051	A	8,500,000	8,911,704

70	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Massachusetts Development Finance Agency - Suffolk University	5.00%	7/1/2032	Baa3	$3,750,000	$3,799,154
Massachusetts Development Finance Agency - Suffolk University	5.00%	7/1/2033	Baa3	1,250,000	1,264,571
Massachusetts Development Finance Agency - Suffolk University	5.00%	7/1/2034	Baa3	1,600,000	1,616,357
Massachusetts Development Finance Agency - Suffolk University	5.25%	7/1/2055	Baa3	11,850,000	11,680,637
Massachusetts Development Finance Agency - Suffolk University	5.50%	7/1/2045	Baa3	2,900,000	2,992,349
Massachusetts Development Finance Agency - Suffolk University	6.00%	7/1/2050	Baa3	5,250,000	5,591,896
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board - Lipscomb University Obligated Group TN	5.25%	10/1/2058	BBB-	5,165,000	4,949,230
Michigan State University	5.25%	2/15/2050	AA	8,000,000	8,622,411
Middlesex County Improvement Authority - Rutgers The State University of New Jersey(c)	5.00%	8/15/2053	Aa3	15,000,000	15,603,184
Montebello Unified School District CA GO (AG)	5.50%	8/1/2047	AA	6,500,000	6,978,814
New Jersey Educational Facilities Authority - State of New Jersey	5.25%	9/1/2053	A1	2,100,000	2,191,042
New York St Dorm Auth Revenues Nyshgr(c)	5.25%	7/1/2055	AA-	14,750,000	15,580,623
New York State Dormitory Authority - Cornell University	5.50%	7/1/2054	Aa1	22,500,000	24,360,394
New York State Dormitory Authority - Icahn School of Medicine Mount Sinai	5.00%	7/1/2040	BBB	5,000,000	5,000,671
New York State Dormitory Authority - New School	4.00%	7/1/2052	A3	4,870,000	4,083,811
New York State Dormitory Authority - New York Institute of Technology NY	5.25%	7/1/2049	BBB	1,300,000	1,337,384
New York State Dormitory Authority - New York Institute of Technology NY	5.25%	7/1/2054	BBB	1,900,000	1,943,555
New York State Dormitory Authority - Pace University	5.50%	5/1/2056	BBB-	13,175,000	13,566,952
New York State Dormitory Authority - Yeshiva University	5.00%	7/15/2042	BBB-	3,720,000	3,779,987
Ohio Higher Educational Facility Commission - Oberlin College(c)	5.25%	10/1/2053	AA-	11,500,000	11,993,680

See Notes to Schedule of Investments.	71

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Ohio Higher Educational Facility Commission - Xavier University	5.25%	5/1/2049	Baa1	$2,805,000	$2,862,343
Ohio Higher Educational Facility Commission - Xavier University	5.25%	5/1/2054	Baa1	4,690,000	4,759,145
Onondaga Civic Development Corp.(c)	5.50%	12/1/2056	AA-	12,745,000	13,909,242
Pennsylvania State University(c)	5.50%	9/1/2055	AA	22,000,000	23,967,412
Private Colleges & Universities Authority - Emory University GA	5.25%	9/1/2045	AA	13,280,000	14,517,353
Public Finance Authority - Triad Math & Science Academy Co WI	5.25%	6/15/2065	BBB-	2,000,000	1,890,043
Public Finance Authority - Triad Math & Science Academy Co WI	5.50%	6/15/2055	BBB-	1,050,000	1,050,190
Public Finance Authority - Wingate University WI	5.25%	10/1/2038	BBB-	2,220,000	2,238,241
Public Finance Authority - Wingate University WI	5.25%	10/1/2043	BBB-	1,000,000	984,582
Sierra Vista Industrial Development Authority - American Leadership Academy Inc AZ†	5.00%	6/15/2054	NR	700,000	629,453
Sierra Vista Industrial Development Authority - American Leadership Academy Inc AZ†	5.00%	6/15/2059	NR	700,000	620,794
Town of Davie - Nova Southeastern University Inc FL	5.00%	4/1/2048	A-	3,000,000	3,030,813
University of Connecticut	5.25%	11/15/2047	Aa3	8,080,000	8,300,809
University of Illinois (AG)	4.00%	4/1/2038	AA	4,965,000	5,005,696
University of North Carolina at Wilmington	5.00%	6/1/2037	A1	7,055,000	7,068,989
University of Oregon TCRS (BAM)	3.50%	4/1/2052	AA	5,000,000	4,099,037
Waco Educational Finance Corp. - Baylor University TX	5.25%	3/1/2052	A+	3,775,000	3,969,092
Waco Educational Finance Corp. - Baylor University TX	5.25%	3/1/2053	A+	3,975,000	4,172,741
Washington State Housing Finance Commission - Seattle Academy of Arts & Sciences†	6.125%	7/1/2053	BBB	2,850,000	3,036,189
Washington State Housing Finance Commission - Seattle Academy of Arts & Sciences†	6.375%	7/1/2063	BBB	1,400,000	1,502,256
Total					570,928,099

72	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Electric Revenue Bonds 0.32%
City of San Antonio TX Electric & Gas Systems Revenue(c)	5.00%		2/1/2054	Aa2	$15,000,000	$15,499,652

Energy 0.08%
Main Street Natural Gas, Inc. GA	5.00%		5/15/2038	A1	3,745,000	4,064,545

Financial Services 0.10%
Massachusetts Educational Financing Authority AMT	4.125%		7/1/2046	BBB	5,755,000	4,981,873

General Obligation 11.07%
California Community Choice Financing Authority	5.25%	#(a)	1/1/2054	Baa1	41,700,000	44,327,425
Chicago Board of Education IL GO	4.00%		12/1/2040	BB+	2,600,000	2,326,214
Chicago Board of Education IL GO	4.00%		12/1/2041	BB+	5,000,000	4,358,792
Chicago Board of Education IL GO	5.75%		12/1/2050	BB+	3,500,000	3,484,773
Chicago Board of Education IL GO	5.875%		12/1/2047	BB+	3,750,000	3,777,248
Chicago Board of Education IL GO	6.00%		12/1/2044	BB+	4,500,000	4,695,687
Chicago Board of Education IL GO	6.00%		12/1/2049	BB+	10,260,000	10,387,324
Chicago Board of Education IL GO	6.25%		12/1/2050	BB+	3,250,000	3,398,103
City of Chicago IL GO	5.50%		1/1/2039	BBB	2,125,000	2,229,457
City of Chicago IL GO	5.50%		1/1/2049	BBB	2,240,000	2,241,333
City of Chicago IL GO	6.00%		1/1/2050	BBB	8,500,000	8,792,341
City of Horace ND GO	4.50%		5/1/2039	Baa3	1,250,000	1,281,196
City of Horace ND GO	4.75%		5/1/2044	Baa3	1,100,000	1,100,888
City of New York NY GO	5.25%		9/1/2043	AA	6,500,000	6,937,426
City of New York NY GO	5.25%		2/1/2053	AA	4,350,000	4,571,480
City of New York NY GO	5.50%		5/1/2046	AA	2,675,000	2,852,574
City of New York NY GO TCRS (BAM)	3.00%		3/1/2051	AA	5,000,000	3,727,870
Commonwealth of Massachusetts GO	5.00%		4/1/2042	AA+	1,740,000	1,915,663
Commonwealth of Massachusetts GO	5.00%		4/1/2043	AA+	2,000,000	2,179,811
Commonwealth of Puerto Rico GO	4.00%		7/1/2037	NR	8,782,789	8,522,523
Commonwealth of Puerto Rico GO	4.00%		7/1/2046	NR	15,000,000	13,104,210
County of Anne Arundel MD GO	3.00%		10/1/2044	AAA	7,415,000	6,121,610
County of Harris TX GO	4.00%		9/15/2049	Aaa	8,000,000	7,478,274
County of Pasco - State of Florida Cigarette Tax Revenue (AG)	5.75%		9/1/2054	AA	4,770,000	5,114,253
El Paso County Hospital District TX GO (AG)	5.50%		2/15/2055	AA	12,000,000	12,679,168

See Notes to Schedule of Investments.	73

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
Forney Independent School District TX GO (PSF-GTD)	3.00%	2/15/2045	AAA	$6,050,000	$4,886,091
Grant County Public Hospital District No. 1 WA GO	5.125%	12/1/2048	Baa2	5,000,000	5,037,596
Louisiana Stadium & Exposition District	5.25%	7/1/2053	A2	15,715,000	16,294,293
Main Street Natural Gas, Inc. GA	5.00%	5/15/2027	A1	4,500,000	4,598,429
Main Street Natural Gas, Inc. GA	5.00%	5/15/2029	A1	2,940,000	3,086,440
Metropolitan Government Nashville & Davidson County Sports Authority TN (AG)	5.25%	7/1/2048	AA	2,000,000	2,101,450
Metropolitan Government Nashville & Davidson County Sports Authority TN (AG)	5.25%	7/1/2048	AA	3,980,000	4,179,158
Metropolitan Government Nashville & Davidson County Sports Authority TN (AG)	5.25%	7/1/2053	AA	5,230,000	5,449,366
Metropolitan Government Nashville & Davidson County Sports Authority TN (AG)	5.25%	7/1/2053	AA	5,000,000	5,199,548
Metropolitan Pier & Exposition Authority IL	4.00%	6/15/2050	A	25,900,000	22,547,545
Metropolitan Pier & Exposition Authority IL (AG)	4.00%	6/15/2050	AA	6,000,000	5,285,611
New Jersey Economic Development Authority - New Jersey Transit Corp	5.25%	11/1/2047	A1	11,050,000	11,595,067
New Jersey Transportation Trust Fund Authority - State of New Jersey	Zero Coupon	12/15/2029	A1	10,365,000	9,227,906
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.25%	6/15/2041	A1	6,250,000	6,861,446
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.25%	6/15/2042	A1	2,000,000	2,176,121
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.50%	11/1/2045	AAA	7,500,000	8,056,103
New York State Thruway Authority - State of New York Personal Income Tax Revenue	3.00%	3/15/2048	AA+	19,635,000	14,897,000
New York State Thruway Authority - State of New York Personal Income Tax Revenue	3.00%	3/15/2049	AA+	7,085,000	5,336,990
New York State Thruway Authority - State of New York Personal Income Tax Revenue	3.00%	3/15/2051	AA+	4,110,000	3,040,997

74	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
New York State Urban Development Corp. - State of New York Sales Tax Revenue	3.00%	3/15/2049	Aa1	$4,970,000	$3,698,493
Pennsylvania Economic Development Financing Authority - Commonwealth of Pennsylvania Department of Transportation AMT	6.00%	6/30/2061	Baa2	33,470,000	35,290,166
San Francisco Bay Area Rapid Transit District Sales Tax Revenue CA	3.00%	7/1/2044	AA+	6,505,000	5,361,183
Santa Barbara Community College District CA GO	6.00%	8/1/2055	AA+	6,810,000	7,916,194
School District of Philadelphia PA GO (ST AID WITHHLDG)	5.00%	9/1/2037	Aa3	1,200,000	1,213,476
Southwest Local School District/Hamilton County OH GO (SD CRED PROG)	4.00%	1/15/2055	Aa1	7,000,000	6,492,822
St. Louis County Reorganized School District No. R-6 MO GO	3.35%	2/1/2037	AAA	6,350,000	6,287,544
St. Louis County Reorganized School District No. R-6 MO GO	3.40%	2/1/2038	AAA	6,150,000	6,066,651
State of California GO	5.25%	10/1/2050	Aa2	7,500,000	8,023,276
State of Connecticut GO	3.00%	11/15/2042	Aa2	4,000,000	3,511,091
State of Connecticut GO	3.00%	11/15/2043	Aa2	2,800,000	2,402,848
State of Illinois GO	4.00%	11/1/2037	A2	6,810,000	6,753,993
State of Illinois GO	4.00%	10/1/2042	A2	5,000,000	4,737,823
State of Illinois GO	5.00%	1/1/2035	A2	6,200,000	6,207,677
State of Illinois GO	5.00%	12/1/2035	A2	2,145,000	2,203,463
State of Illinois GO	5.00%	5/1/2038	A2	4,515,000	4,638,725
State of Illinois GO	5.00%	1/1/2041	A2	3,580,000	3,582,142
State of Illinois GO	5.00%	9/1/2041	A2	10,000,000	10,649,849
State of Illinois GO	5.00%	5/1/2043	A2	3,000,000	3,041,012
State of Illinois GO	5.25%	5/1/2045	A2	2,500,000	2,612,689
State of Illinois GO	5.25%	9/1/2047	A2	30,000,000	31,167,546
State of Illinois GO	5.50%	5/1/2039	A2	8,250,000	8,831,469
State of Illinois GO	5.50%	10/1/2039	A2	6,000,000	6,595,678
State of Illinois GO	5.50%	3/1/2042	A2	5,250,000	5,650,026
State of Illinois GO	5.50%	3/1/2047	A2	18,425,000	19,307,318
State of Illinois GO	5.50%	5/1/2047	A2	11,165,000	11,707,215
State of Illinois GO	5.75%	5/1/2045	A2	2,600,000	2,744,009

See Notes to Schedule of Investments.	75

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
General Obligation (continued)
Union County Utilities Authority - Covanta Union LLC NJ GTD AMT	4.75%	12/1/2031	AA+		$3,680,000	$3,681,402
Washington State Convention Center Public Facilities District	5.00%	7/1/2048	A3		7,000,000	7,018,700
Washington Township Health Care District CA GO	5.50%	8/1/2053	AA		2,000,000	2,177,720
Total						537,035,000

Health Care 17.53%
Antelope Valley Healthcare District Obligated Group CA	5.00%	3/1/2041	BBB-		3,000,000	2,912,264
Antelope Valley Healthcare District Obligated Group CA	5.00%	3/1/2046	BBB-		2,615,000	2,388,219
Astoria Hospital Facilities Authority - Columbia Lutheran Charities Obligated Group OR	5.25%	8/1/2049	BBB		3,950,000	3,980,003
Astoria Hospital Facilities Authority - Columbia Lutheran Charities Obligated Group OR	5.25%	8/1/2054	BBB		4,250,000	4,267,389
Berks County Municipal Authority - Tower Health Obligated Group PA	Zero Coupon	6/30/2044	NR		8,008,000	5,542,726
Berks County Municipal Authority - Tower Health Obligated Group PA	5.00%	6/30/2039	NR		16,473,000	14,843,786
Berks County Municipal Authority - Tower Health Obligated Group PA	6.00%	6/30/2034	NR		1,218,914	1,310,337
Berks County Municipal Authority - Tower Health Obligated Group PA	8.00%	6/30/2034	NR		2,432,609	2,440,865
Brevard County Health Facilities Authority - Health First Inc Obligated Group FL	5.00%	4/1/2041	A		6,065,000	6,367,437
Bucks County Industrial Development Authority - Grand View Hospital/ Sellersville Obligated Group PA	4.00%	7/1/2051	BBB+		3,500,000	2,938,095
California Health Facilities Financing Authority - Cedars-Saini Medical Center Obligated Group	3.00%	8/15/2051	AA-		5,565,000	4,029,764
California Municipal Finance Authority - Community Health Centers of The Central Coast Inc	5.75%	12/1/2055	BBB	(d)	5,000,000	5,196,212
California Municipal Finance Authority - Community Hospitals of Central California Obligated Group	5.00%	2/1/2047	BBB+		6,940,000	6,958,240

76	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
California Statewide Communities Development Authority - Loma Linda University Medical Center Obligated Group†	5.25%	12/1/2043	BB+	$4,510,000	$4,579,648
California Statewide Communities Development Authority - Loma Linda University Medical Center Obligated Group	5.50%	12/1/2054	BB+	6,875,000	6,891,317
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group†	5.25%	12/1/2056	BB+	4,500,000	4,503,657
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group†	5.50%	12/1/2058	BB+	3,375,000	3,410,716
Chattanooga Health Educational & Housing Facility Board - Erlanger Health Obligated Group TN	5.25%	12/1/2054	A	22,950,000	23,731,425
City of Colby KS - Citizens Medical Center Inc	5.50%	7/1/2026	NR	7,400,000	7,399,923
City of Minneapolis - Fairview Health Services Obligated Group MN	5.00%	11/15/2049	BBB+	12,120,000	11,817,022
City of St. Cloud - CentraCare Health System Obligated Group MN	5.00%	5/1/2054	A2	8,750,000	8,922,560
City of Tampa - H Lee Moffitt Cancer Center & Research Institute Obligated Group FL	4.00%	7/1/2045	A	7,400,000	6,743,463
Colorado Health Facilities Authority - CommonSpirit Health Obligated Group	5.50%	11/1/2047	A-	4,390,000	4,618,168
Columbia County Hospital Authority - WellStar Health System Obligated Group GA	5.75%	4/1/2053	A+	2,670,000	2,864,144
Connecticut State Health & Educational Facilities Authority - Nuvance Health Obligated Group	4.00%	7/1/2041	BBB+	7,920,000	7,686,378
Connecticut State Health & Educational Facilities Authority - Nuvance Health Obligated Group	4.00%	7/1/2049	BBB+	6,875,000	6,022,957
County of Cuyahoga - MetroHealth System OH	5.50%	2/15/2052	BBB-	8,925,000	8,794,687
County of Cuyahoga - MetroHealth System/The OH	5.00%	2/15/2057	BBB-	5,185,000	4,709,787
County of Muskingum - Genesis Healthcare System Obligated Group OH	5.00%	2/15/2044	BB+	2,650,000	2,641,704

See Notes to Schedule of Investments.	77

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
County of Okaloosa - AIR Force Enlisted Village Inc Obligated Group FL†	5.75%	5/15/2055	NR	$1,690,000	$1,713,015
County of Warren - Bowling Green-Warren County Community Hospital Corp KY	5.25%	4/1/2049	AA-	8,610,000	8,975,208
County of Warren - Bowling Green-Warren County Community Hospital Corp KY	5.25%	4/1/2054	AA-	8,000,000	8,299,158
Crawford County Hospital Authority - Meadville Medical Center Obligated Group PA	6.00%	6/1/2046	NR	950,000	951,967
Crawford County Hospital Authority - Meadville Medical Center Obligated Group PA	6.00%	6/1/2051	NR	1,115,000	1,116,190
Cumberland County Municipal Authority - Penn State Health Obligated Group PA	3.00%	11/1/2038	A	4,315,000	3,914,709
Denver Health & Hospital Authority CO	5.125%	12/1/2050	BBB	1,000,000	1,009,193
Denver Health & Hospital Authority CO	5.25%	12/1/2045	BBB	700,000	700,229
Denver Health & Hospital Authority CO	6.00%	12/1/2055	BBB	3,050,000	3,283,689
Duluth Economic Development Authority - Essentia Health Obligated Group MN	5.25%	2/15/2053	A-	2,870,000	2,887,646
Duluth Economic Development Authority - Essentia Health Obligated Group MN	5.25%	2/15/2058	A-	14,500,000	14,554,765
Duluth Economic Development Authority - St Luke’s Hospital of Duluth Obligated MN	5.25%	6/15/2052	AA-	5,000,000	5,162,325
Dutchess County Local Development Corp. - Nuvance Health Obligated Group NY	5.00%	7/1/2046	BBB+	6,275,000	6,179,921
Genesee County Funding Corp. - Monroe Sustainable Energy Partners LLC NY	5.50%	12/1/2055	BBB+	8,500,000	8,864,556
Genesee County Funding Corp. - Rochester Regional Health Obligated NY	5.25%	12/1/2052	BBB+	4,000,000	4,037,506
Greater Texas Cultural Education Facilities Finance Corp. - Texas Biomedical Research Institute TX	5.00%	6/1/2043	Baa2	4,720,000	4,747,103
Greater Texas Cultural Education Facilities Finance Corp. - Texas Biomedical Research Institute TX	5.00%	6/1/2044	Baa2	4,135,000	4,097,480
Greenville Health System - Prisma Health Obligated Group SC	5.00%	5/1/2034	A	3,970,000	3,976,926
Illinois Finance Authority - University of Chicago Medical Center Obligated Group	4.00%	8/15/2041	A+	5,000,000	4,765,177

78	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Isle of Weight County Economic Development Authority - Riverside Healthcare Association Obligated Group VA (AG)	5.25%	7/1/2048	AA	$3,000,000	$3,181,990
Isle of Weight County Economic Development Authority - Riverside Healthcare Association Obligated Group VA (AG)	5.25%	7/1/2053	AA	6,000,000	6,310,285
Lee County Industrial Development Authority - Lee Health System Inc Obligated Group FL	4.00%	4/1/2049	A+	5,500,000	4,877,131
Louisiana Public Facilities Authority - Ochsner Clinic Foundation Obligated Group	5.50%	5/15/2055	A	5,000,000	5,301,275
Louisville/Jefferson County Metropolitan Government - Norton Healthcare Obligated Group KY	5.00%	10/1/2041	A	3,200,000	3,425,767
Maryland Health & Higher Educational Facilities Authority - Adventist Healthcare Obligated Group	5.00%	1/1/2036	Baa3	3,290,000	3,469,366
Maryland Health & Higher Educational Facilities Authority - Adventist Healthcare Obligated Group	5.50%	1/1/2046	Baa3	17,990,000	18,158,221
Maryland Health & Higher Educational Facilities Authority - Kennedy Krieger Institute Inc Obligated Group MD	5.25%	7/1/2051	BBB-	2,500,000	2,553,146
Maryland Health & Higher Educational Facilities Authority - Kennedy Krieger Institute Inc Obligated Group MD	5.50%	7/1/2056	BBB-	2,000,000	2,076,892
Maryland Health & Higher Educational Facilities Authority - Mercy Medical Center Obligated Group	5.00%	7/1/2036	A-	1,320,000	1,329,390
Maryland Health & Higher Educational Facilities Authority - Mercy Medical Center Obligated Group	5.00%	7/1/2038	A-	2,250,000	2,263,912
Maryland Health & Higher Educational Facilities Authority - Meritus Medical Center Obligated Group (AG)	5.00%	7/1/2055	AA	6,445,000	6,600,789
Maryland Health & Higher Educational Facilities Authority - TidalHealth Obligated Group(AG)	5.25%	7/1/2050	AA	6,000,000	6,229,775
Maryland Health & Higher Educational Facilities Authority - TidalHealth Obligated Group(AG)	5.50%	7/1/2055	AA	2,640,000	2,820,788

See Notes to Schedule of Investments.	79

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Maryland Health & Higher Educational Facilities Authority - UPMC Obligated Group	4.00%	4/15/2050	A	$6,200,000	$5,471,085
Massachusetts Development Finance Agency - Beth Israel Lahey Health Obligated Group (AG)	5.50%	7/1/2055	AA	18,130,000	19,559,696
Massachusetts Development Finance Agency - Boston Medical Center Corp Obligated Group	5.00%	7/1/2033	BBB	2,575,000	2,590,723
Massachusetts Development Finance Agency - Boston Medical Center Corp Obligated Group	5.00%	7/1/2037	BBB	4,030,000	4,045,201
Massachusetts Development Finance Agency - Boston Medical Center Corp Obligated Group	5.25%	7/1/2048	BBB	2,600,000	2,637,293
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	4.00%	7/1/2035	BBB-	2,000,000	1,941,896
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	4.00%	7/1/2044	BBB-	5,380,000	4,661,560
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	5.00%	7/1/2039	BBB-	3,360,000	3,377,128
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	5.00%	7/1/2044	BBB-	1,600,000	1,581,730
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	5.50%	10/1/2045	BBB-	3,640,000	3,774,986
Medical University Hospital Authority SC (FHA)	5.25%	11/15/2050	AA+	12,745,000	13,128,060
Medical University Hospital Authority SC (FHA)	5.25%	11/15/2054	AA+	25,635,000	26,321,854
Michigan Finance Authority Provident Group - HFH Energy LLC	5.50%	2/28/2049	A3	3,100,000	3,278,604
Minnesota Agricultural & Economic Development Board - HealthPartners Obligated Group	5.25%	1/1/2054	A	16,785,000	17,375,495
Monroe County Hospital Authority - Centurion Foundation Lehigh Valley LLC PA†	5.10%	6/15/2039	NR	10,000,000	10,086,088
Montana Facility Finance Authority - Kalispell Regional Medical Center Obligated Group	5.00%	7/1/2043	A	4,000,000	4,081,953
Montana Facility Finance Authority - Kalispell Regional Medical Center Obligated Group	5.00%	7/1/2048	A	5,760,000	5,800,259

80	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Montgomery County Higher Education & Health Authority - Thomas Jefferson University Obligated Group PA	4.00%	9/1/2049	A		$3,960,000	$3,419,733
Montgomery County Higher Education & Health Authority - Thomas Jefferson University Obligated Group PA (AG)	4.00%	5/1/2056	AA		4,020,000	3,481,755
Nassau County Local Economic Assistance Corp. - Catholic Health Services of Long Island Obligated Group NY	5.00%	7/1/2029	A-		1,000,000	1,005,778
Nassau County Local Economic Assistance Corp. - Catholic Health Services of Long Island Obligated Group NY	5.00%	7/1/2030	A-		580,000	581,998
Nassau County Local Economic Assistance Corp. - Catholic Health Services of Long Island Obligated Group NY	5.00%	7/1/2031	A-		1,620,000	1,625,019
Nassau County Local Economic Assistance Corp. - Catholic Health Services of Long Island Obligated Group NY	5.00%	7/1/2034	A-		1,100,000	1,102,800
Nebraska Educational Health Cultural & Social Services Finance Authority - Immanuel Retirement Communities Obligated Group	4.00%	1/1/2044	AA	(d)	3,500,000	3,283,438
New Hampshire Business Finance Authority	5.43%	8/15/2035	NR		4,035,000	4,048,192
New Hampshire Business Finance Authority - Centurion Foundation Wilkens Avenue LLC	5.00%	9/15/2035	NR		3,680,000	3,680,028
New Hampshire Business Finance Authority - NFA UH SPV LLC†	5.625%	12/15/2033	NR		1,935,000	1,994,043
New Hampshire Business Finance Authority - NFA UH SPV LLC†	6.25%	12/15/2038	NR		1,830,000	1,922,931
New Hampshire Business Finance Authority - Novant Health Obligated Group	5.50%	6/1/2050	A+		20,925,000	21,876,407
New Hampshire Health & Education Facilities Authority Act - Dartmouth Health Obligated Group	5.50%	8/1/2050	A		21,000,000	22,436,998
New Jersey Health Care Facilities Financing Authority - St Joseph’s Healthcare System Obligated Group	4.00%	7/1/2048	BBB-		8,110,000	6,994,351
New York State Dormitory Authority - Garnet Health Medical Center Obligated Group†	5.00%	12/1/2031	BB-		1,300,000	1,307,405

See Notes to Schedule of Investments.	81

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
New York State Dormitory Authority - Garnet Health Medical Center Obligated Group†	5.00%	12/1/2040	BB-	$1,300,000	$1,238,542
New York State Dormitory Authority - Memorial Sloan-Kettering Cancer Center	5.25%	7/1/2054	AA-	2,000,000	2,140,960
New York State Dormitory Authority - Montefiore Obligated Group	4.00%	8/1/2038	BBB-	4,900,000	4,617,030
New York State Dormitory Authority - Northwell Health Obligated Group(c)	5.00%	5/1/2052	A-	33,500,000	34,006,175
New York State Dormitory Authority - NYU Langone Hospitals Obligated Group	4.00%	7/1/2050	A+	14,330,000	12,861,669
New York State Dormitory Authority - White Plains Hospital Obligated Group	5.25%	10/1/2049	BBB-	3,000,000	3,041,064
New York State Dormitory Authority - White Plains Hospital Obligated Group (AG)	5.50%	10/1/2054	AA	6,500,000	6,947,471
Niagara Area Development Corp. - Catholic Health System Obligated Group NY	4.50%	7/1/2052	B	2,475,000	2,067,768
Niagara Area Development Corp. - Catholic Health System Obligated Group NY	5.00%	7/1/2052	B	1,500,000	1,353,553
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.25%	8/15/2048	BB+	4,660,000	4,594,148
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.50%	8/15/2052	BB+	10,015,000	10,015,133
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.50%	8/15/2057	BB+	10,345,000	10,272,440
Orange County Health Facilities Authority - Orlando Health Obligated Group FL	5.25%	10/1/2056	A+	6,905,000	7,172,572
Oregon State Facilities Authority - Providence St Joseph Health Obligated Group	5.00%	10/1/2045	A	7,000,000	7,001,586
Palm Beach County Health Facilities Authority - Baptist Health South Obligated Group FL	4.00%	8/15/2049	AA-	6,925,000	6,152,497
Palomar Health Obligated Group CA	5.00%	11/1/2036	CCC+	11,025,000	10,554,360
Palomar Health Obligated Group CA	5.00%	11/1/2039	CCC+	8,240,000	7,722,983
Pennsylvania Economic Development Financing Authority - UPMC Obligated Group	4.00%	5/15/2048	A	3,500,000	3,110,499

82	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Pennsylvania Higher Educational Facilities Authority - Thomas Jefferson University Obligated Group	5.50%	11/1/2054	A		$16,750,000	$17,456,043
Pennsylvania Higher Educational Facilities Authority - University of Pennsylvania Health System Obligated Group/The	5.00%	8/15/2042	AA		3,455,000	3,505,194
Pennsylvania Higher Educational Facilities Authority - University of Pennsylvania Health System Obligated Group/The	5.50%	8/15/2055	AA		4,150,000	4,505,755
Philadelphia Authority for Industrial Development - Greater Philadelphia Health Action Inc PA	5.75%	6/1/2050	BBB-	(d)	1,000,000	1,002,340
Philadelphia Authority for Industrial Development - Greater Philadelphia Health Action Inc PA	6.00%	6/1/2045	BBB-	(d)	1,350,000	1,406,377
Public Finance Authority - Proton International Alabama LLC WI†(b)	6.85%	10/1/2047	NR		1,410,000	141,000
Rhode Island Health & Educational Building Corp. - Lifespan Obligated Group	5.25%	5/15/2049	BBB+		1,825,000	1,852,875
Roanoke Economic Development Authority - Carilion Clinic Obligated Group	3.00%	7/1/2045	AA-		20,870,000	15,872,111
Rockland County Economic Assistance Corp. - Bon Secours Health System Inc Obligated Group NY	6.50%	11/1/2030	NR		7,000,000	7,256,117
Rockland County Economic Assistance Corp. - Bon Secours Health System Inc Obligated Group NY	7.25%	11/1/2045	NR		2,500,000	2,690,149
Skagit County Public Hospital District No. 1 WA	5.50%	12/1/2054	Baa3		3,720,000	3,814,097
South Broward Hospital District Obligated Group FL TCRS (BAM)	3.00%	5/1/2051	AA		5,265,000	3,884,773
South Carolina Jobs-Economic Development Authority - Novant Health Obligated Group	5.50%	11/1/2046	A+		9,500,000	10,245,017
South Carolina Jobs-Economic Development Authority - Novant Health Obligated Group	5.50%	11/1/2054	A+		19,640,000	20,732,116
State of Ohio - Premier Health Partners Obligated	4.00%	11/15/2039	Baa1		2,640,000	2,562,186
Tarrant County Cultural Education Facilities Finance Corp TX(c)	5.00%	7/1/2053	A1		9,550,000	9,707,882

See Notes to Schedule of Investments.	83

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Virginia Small Business Financing Authority - Mary Washington Healthcare Obligated Group	5.25%	6/15/2050	A3	$5,000,000	$5,191,320
Virginia Small Business Financing Authority - Mary Washington Healthcare Obligated Group	5.25%	6/15/2055	A3	8,500,000	8,786,827
Washington Health Care Facilities Authority - Overlake Hospital Medical Center Obligated Group	5.00%	7/1/2038	A	4,000,000	4,001,136
West Virginia Hospital Finance Authority - Vandalia Health Inc Obligated Group	6.00%	9/1/2048	BBB+	2,060,000	2,240,460
West Virginia Hospital Finance Authority - Vandalia Health Inc Obligated Group	6.00%	9/1/2053	BBB+	3,250,000	3,513,217
Westchester County Health Care Corp Obligated Group NY	6.00%	11/1/2030	BB+	95,000	95,025
Westchester County Health Care Corp Obligated Group NY	6.125%	11/1/2037	BB+	30,000	30,004
Westchester County Health Care Corp Obligated Group NY (AG)	5.00%	11/1/2051	AA	2,750,000	2,803,983
Westchester County Health Care Corp Obligated Group NY (AG)	5.75%	11/1/2048	AA	1,750,000	1,897,944
Wisconsin Health & Educational Facilities Authority - Ascension Health Credit Group	4.00%	11/15/2046	AA	5,045,000	4,638,597
Wisconsin Health & Educational Facilities Authority - Ascension Health Credit Group	4.00%	11/15/2046	NR	35,000	35,187
Wisconsin Health & Educational Facilities Authority - Centurion Foundation Se Wisconsin LLC	5.00%	9/15/2035	NR	2,745,000	2,745,021
Wisconsin Health & Educational Facilities Authority - Centurion Foundation Se Wisconsin LLC	5.00%	9/15/2035	NR	910,000	910,007
Wisconsin Health & Educational Facilities Authority - Marshfield Clinic Health System Obligated Group	5.50%	2/15/2054	A+	9,750,000	10,252,981
Wisconsin Health & Educational Facilities Authority - Marshfield Clinic Health System Obligated Group (BAM)	5.25%	2/15/2054	AA	1,250,000	1,307,340
Wisconsin Health & Educational Facilities Authority - Sauk-Prairie Memorial Hospital Inc Obligated Group	5.375%	2/1/2048	Ba2	840,000	811,020

84	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Yuma Industrial Development Authority - Yuma Regional Medical Center
Obligated Group AZ	5.25%		8/1/2054	A	$14,500,000	$14,930,698
Total						850,518,119

Housing 4.74%
California Municipal Finance Authority	4.326%	#(a)	11/20/2040	AA-	9,986,512	10,006,963
California Municipal Finance Authority	4.326%	#(a)	11/20/2040	BBB	4,993,256	4,742,784
California Municipal Finance Authority - Bowles Hall Foundation	5.00%		6/1/2050	Baa3	1,410,000	1,410,013
Capital Projects Finance Authority - Provident Group - Continuum Properties LLC FL	5.00%		11/1/2039	Baa3	1,000,000	1,025,368
Capital Projects Finance Authority - Provident Group - Continuum Properties LLC FL	5.00%		11/1/2041	Baa3	1,000,000	1,006,888
Capital Projects Finance Authority - Provident Group - Continuum Properties LLC FL	5.00%		11/1/2048	Baa3	1,350,000	1,298,700
Capital Projects Finance Authority - Provident Group - Continuum Properties LLC FL	5.00%		11/1/2053	Baa3	1,745,000	1,655,342
Capital Projects Finance Authority - Provident Group - Continuum Properties LLC FL	5.00%		11/1/2058	Baa3	1,750,000	1,641,041
CMFA Special Finance Agency CA†	4.00%		12/1/2045	NR	5,000,000	3,735,005
CSCDA Community Improvement Authority Jefferson Platinum Triangle Apartments CA†	3.125%		8/1/2056	NR	4,500,000	3,363,977
CSCDA Community Improvement Authority Westgate Apartments CA†	4.00%		6/1/2057	NR	4,020,000	1,198,423
Delaware State Housing Authority (FHLMC), (FNMA), (GNMA)	6.00%		1/1/2055	Aa1	7,885,000	8,652,621
Florida Housing Finance Corp. (FHLMC), (FNMA), (GNMA)	6.25%		7/1/2055	Aaa	4,685,000	5,204,412
Indiana Finance Authority - CHF-Tippecanoe LLC	5.125%		6/1/2058	BBB-	1,700,000	1,688,793
Indiana Finance Authority - CHF-Tippecanoe LLC	5.375%		6/1/2064	BBB-	4,460,000	4,499,970
Indiana Finance Authority - SFP-PUFW I LLC	5.00%		7/1/2054	BBB-	1,175,000	1,176,072

See Notes to Schedule of Investments.	85

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Housing (continued)
Indiana Finance Authority - SFP-PUFW I LLC	5.25%		7/1/2064	BBB-	$1,625,000	$1,639,759
Knox County Health Educational & Housing Facility Board - Provident Group - UTK Properties LLC TN (BAM)	5.25%		7/1/2049	AA	2,700,000	2,800,988
Knox County Health Educational & Housing Facility Board - Provident Group - UTK Properties LLC TN (BAM)	5.50%		7/1/2054	AA	1,150,000	1,206,333
Knox County Health Educational & Housing Facility Board - Provident Group - UTK Properties LLC TN (BAM)	5.50%		7/1/2059	AA	2,000,000	2,096,665
Knox County Health Educational & Housing Facility Board TN (BAM)	5.125%		7/1/2054	AA	3,775,000	3,859,431
Maryland Economic Development Corp.	5.75%		7/1/2053	BBB-	2,000,000	2,109,911
Maryland Economic Development Corp.	6.00%		7/1/2058	BBB-	5,000,000	5,329,555
Massachusetts Development Finance Agency - PRG Medford Properties Inc	5.25%		6/1/2065	A	4,490,000	4,632,193
Massachusetts Development Finance Agency - PRG Medford Properties Inc	5.50%		6/1/2050	A	1,500,000	1,609,813
Michigan State Housing Development Authority	5.05%		6/1/2051	AA+	10,000,000	10,081,197
New Hampshire Business Finance Authority	4.00%		10/20/2036	BBB	10,514,409	10,439,994
New Hampshire Business Finance Authority	4.086%	#(a)	1/20/2041	BBB	5,066,734	4,763,927
New Hampshire Business Finance Authority	4.217%	#(a)	11/20/2042	BBB	4,235,418	4,005,106
New Hampshire Business Finance Authority	4.25%		7/20/2041	A2	7,065,347	7,109,531
New Hampshire Business Finance Authority	4.375%		9/20/2036	BBB	5,244,084	5,342,391
New Hampshire Business Finance Authority	4.75%	#(a)	6/20/2041	AA-	12,482,683	12,869,838
New Hampshire Business Finance Authority	5.75%		4/28/2042	BBB	4,750,000	4,966,607
New York City Housing Development Corp. - 8 Spruce NY Owner LLC	5.25%		12/15/2031	NR	1,350,000	1,392,951
New York State Dormitory Authority - State University of New York Dormitory Facilities Revenue	3.00%		7/1/2045	Aa3	5,052,000	4,049,080
Public Finance Authority - CHF- Manoa LLC WI†	5.50%		7/1/2043	BBB-	4,500,000	4,573,098

86	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Housing (continued)
Public Finance Authority - CHF-Manoa LLC WI†	5.75%		7/1/2053	BBB-	$12,785,000	$12,841,501
Summit County Development Finance Authority - PRG - Akron Properties LLC OH (BAM)	5.25%		7/1/2055	AA	9,000,000	9,287,402
Summit County Development Finance Authority - PRG - Akron Properties LLC OH (BAM)	5.50%		7/1/2060	AA	10,300,000	10,775,309
Texas Department of Housing & Community Affairs (GNMA)	5.125%		7/1/2055	AA+	10,000,000	10,119,864
Toledo-Lucas County Port Authority - CHF-Toledo LLC OH	5.00%		7/1/2034	BBB-	1,000,000	1,000,118
Toledo-Lucas County Port Authority - CHF-Toledo LLC OH	5.00%		7/1/2039	BBB-	1,500,000	1,499,231
Toledo-Lucas County Port Authority - CHF-Toledo LLC OH	5.00%		7/1/2046	BBB-	1,000,000	931,981
University of Idaho (AG)	5.50%		4/1/2051	AA	3,000,000	3,239,637
University of Idaho (AG)	5.50%		4/1/2055	AA	3,000,000	3,227,770
University of Idaho (AG)	5.50%		4/1/2057	AA	5,000,000	5,363,960
Washington State Housing Finance Commission	4.844%	#(a)	3/1/2050	A3	10,911,603	10,708,874
Washington State Housing Finance Commission - Provident Group - SH II Properties LLC (BAM)†	5.25%		7/1/2055	AA	4,000,000	4,036,674
Washington State Housing Finance Commission - Provident Group-SH I Properties LLC	5.00%		7/1/2054	BBB-	2,500,000	2,370,438
Washington State Housing Finance Commission - Provident Group-SH I Properties LLC	5.50%		7/1/2044	BBB-	1,350,000	1,400,422
Washington State Housing Finance Commission - Provident Group-SH I Properties LLC	5.50%		7/1/2049	BBB-	1,000,000	1,020,167
Washington State Housing Finance Commission - Provident Group-SH I Properties LLC	5.50%		7/1/2059	BBB-	5,135,000	5,167,243
Total						230,175,331

Lease Obligations 1.46%
Kentucky Bond Development Corp.	4.00%		9/1/2048	A+	6,645,000	6,176,201
Los Angeles County Public Works Financing Authority - County of Los Angeles CA	5.50%		12/1/2054	AA+	5,500,000	6,043,488

See Notes to Schedule of Investments.	87

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Lease Obligations (continued)
New Jersey Economic Development Authority - NYNJ Link Borrower LLC AMT	5.625%		1/1/2052	A-	$9,000,000	$9,007,555
New Jersey Economic Development Authority - State Capitol Joint Management Commission	5.00%		6/15/2043	A1	4,500,000	4,619,033
New Jersey Economic Development Authority - State of New Jersey Department of the Treasury	5.00%		6/15/2036	A1	1,285,000	1,327,917
New Jersey Economic Development Authority - State of New Jersey Department of the Treasury	5.00%		6/15/2047	A1	6,050,000	6,102,223
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2030	A+	3,000,000	3,027,520
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2031	A+	2,400,000	2,421,571
New Jersey Transportation Trust Fund Authority - State of New Jersey	Zero Coupon		12/15/2028	A1	10,000,000	9,172,167
New Jersey Transportation Trust Fund Authority - State of New Jersey	Zero Coupon		12/15/2031	A1	1,935,000	1,613,264
New Jersey Transportation Trust Fund Authority - State of New Jersey	Zero Coupon		12/15/2037	A1	3,390,000	2,177,733
Northern Illinois University (BAM)	5.50%		4/1/2049	AA	2,500,000	2,624,205
Washington Metropolitan Area Transit Authority Dedicated Revenue	5.25%		7/15/2059	AA	6,500,000	6,796,856
Washington Metropolitan Area Transit Authority Dedicated Revenue DC	5.50%		7/15/2060	AA	9,170,000	9,847,414
Total						70,957,147

Multi-Family Housing 0.60%
FHLMC Multifamily VRD Certificates NY	4.783%	#(a)	7/25/2042	AA+	9,973,045	10,272,337
New Hampshire Business Finance Authority	3.625%		8/20/2039	A3	6,921,328	6,651,149
New Hampshire Business Finance Authority	4.217%	#(a)	11/20/2042	AA-	9,965,689	9,732,912
New York City Housing Development Corp. NY	2.40%		11/1/2046	AA+	3,900,000	2,655,178
Total						29,311,576

Other Revenue 2.64%
Allentown Neighborhood Improvement Zone Development Authority PA†	6.00%		5/1/2042	NR	4,000,000	4,084,936

88	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other Revenue (continued)
Allentown Neighborhood Improvement Zone Development Authority PA†	6.00%		5/1/2042	Ba2	$2,000,000	$2,165,329
Brooklyn Arena Local Development Corp. - Brooklyn Events Center LLC NY	5.00%		7/15/2042	Ba1	5,305,000	5,312,953
California School Finance Authority - Green Dot Public Schools Obligated Group†	5.00%		8/1/2048	BBB-	1,650,000	1,650,008
City of Miami Beach Parking Revenue FL (BAM)	5.00%		9/1/2040	AA	2,000,000	2,001,944
Cobb-Marietta Coliseum & Exhibit Hall Authority - County of Cobb GA	5.50%		10/1/2050	Aa2	5,500,000	6,000,878
Cobb-Marietta Coliseum & Exhibit Hall Authority - County of Cobb GA	5.50%		10/1/2053	Aa2	5,000,000	5,438,843
Commonwealth of Puerto Rico GO	Zero Coupon	#(a)	11/1/2051	NR	4,299,197	2,815,974
County of Broward FL Convention Center Hotel Revenue(c)	5.50%		1/1/2055	AA	31,540,000	33,271,429
Grand River Hospital District CO GO (AG)	5.25%		12/1/2034	AA	1,000,000	1,049,832
Grand River Hospital District CO GO (AG)	5.25%		12/1/2035	AA	1,000,000	1,047,180
Grand River Hospital District CO GO (AG)	5.25%		12/1/2037	AA	1,160,000	1,208,116
Main Street Natural Gas, Inc. GA	5.00%		5/15/2037	A1	2,990,000	3,260,730
Main Street Natural Gas, Inc. GA	5.00%		5/15/2043	A1	3,250,000	3,308,730
Michigan Finance Authority - Bradford Academy	4.30%		9/1/2030	NR	195,000	185,655
Michigan Finance Authority - Bradford Academy	4.80%		9/1/2040	NR	565,000	486,358
Michigan Finance Authority - Bradford Academy	5.00%		9/1/2050	NR	925,000	722,109
M-S-R Energy Authority CA	6.125%		11/1/2029	BBB+	1,455,000	1,541,042
Municipal Improvement Corp. of Los Angeles(c)	5.50%		5/1/2055	A+	22,000,000	23,763,587
New Jersey Economic Development Authority - Friends of TEAM Academy Charter School Obligated Group	6.00%		10/1/2043	BBB	3,500,000	3,503,272
Public Finance Authority - Inperium Inc Obligated Group WI†	5.75%		12/1/2054	NR	4,000,000	4,020,290
Territory of Guam	5.00%		1/1/2036	Baa3	1,900,000	2,089,173
Territory of Guam	5.25%		1/1/2037	Baa3	1,000,000	1,108,186
Territory of Guam	5.25%		1/1/2038	Baa3	2,250,000	2,478,313
Territory of Guam	5.25%		1/1/2039	Baa3	1,000,000	1,096,523
Territory of Guam	5.25%		1/1/2040	Baa3	1,000,000	1,086,022

See Notes to Schedule of Investments.	89

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other Revenue (continued)
Washington State Convention Center Public Facilities District	4.00%		7/1/2031	NR	$10,000,000	$10,325,194
Washington State Convention Center Public Facilities District	4.00%		7/1/2048	Baa1	3,745,000	3,235,751
Total						128,258,357

Pollution Control 0.02%
Finance Authority of Maine - Casella Waste Systems Inc AMT†	4.625%	#(a)	12/1/2047	B+	1,200,000	1,210,216

Special Tax 1.28%
Allentown Neighborhood Improvement Zone Development Authority PA†	5.25%		5/1/2042	NR	8,010,000	8,197,571
Gramercy Farms Community Development District FL	6.75%		5/1/2039	NR	191,000	184,364
Industrial Development Authority of the City of St. Louis Missouri	4.75%		11/15/2047	NR	3,000,000	2,645,399
Inland Valley Development Agency CA Tax Allocation	5.25%		9/1/2037	A+	4,875,000	4,912,677
New Jersey Economic Development Authority - NJ Metromall Urban Renewal Inc	6.50%		4/1/2028	Baa2	1,031,314	1,063,307
New York Transportation Dev. Corp.(c)	6.00%		6/30/2055	Baa3	20,000,000	21,082,874
New York Transportation Development Corp(c)	6.00%		6/30/2050	Baa3	6,500,000	6,897,324
River Islands Public Financing Authority CA Special Tax (AG)	5.25%		9/1/2052	AA	2,500,000	2,631,271
Riverside County Redevelopment Successor Agency CA Tax Allocation	8.50%		10/1/2041	A2	11,195,000	11,651,616
Stone Canyon Community Improvement District MO(b)	5.70%		4/1/2022	NR	1,000,000	210,000
Stone Canyon Community Improvement District MO(b)	5.75%		4/1/2027	NR	1,300,000	273,000
Wolf Creek Infrastructure Financing District No. 1 Wolf Creek Assessment Area 1 UT	5.75%		12/1/2044	NR	2,100,000	2,150,988
Total						61,900,391

Tax Revenue 7.14%
Chicago Transit Authority Sales Tax Receipts Fund IL	4.00%		12/1/2050	A+	13,615,000	12,197,679

90	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
Compton Community Redevelopment Agency Successor Agency CA Tax Allocation (AG)	5.00%	8/1/2042	AA	$1,250,000	$1,329,922
County of Cook Sales Tax Revenue IL	4.00%	11/15/2034	AA-	3,750,000	3,797,734
County of Pinal AZ (BAM)	5.25%	8/1/2055	AA	10,000,000	10,620,658
Downtown Revitalization Public Infrastructure District - City of Salt Lake City UT Revitalization Sales Tax Revenue UT (AG)	5.50%	6/1/2050	AA	4,500,000	4,806,110
Downtown Revitalization Public Infrastructure District - City of Salt Lake City UT Revitalization Sales Tax Revenue UT (AG)	5.50%	6/1/2055	AA	19,760,000	20,964,568
Downtown Revitalization Public Infrastructure District - City of Salt Lake City UT Revitalization Sales Tax Revenue UT (AG)	5.50%	6/1/2055	AA	16,140,000	17,123,893
Lower Colorado River Authority - LCRA Transmission Services Corp TX	6.00%	5/15/2052	A	1,700,000	1,841,062
Matching Fund Special Purpose Securitization Corp. - United States Virgin Islands Federal Excise Tax	5.00%	10/1/2039	NR	3,500,000	3,638,118
Metropolitan Pier & Exposition Authority - State of Illinois McCormick Place Expansion Project Fund	4.00%	12/15/2042	A	2,000,000	1,909,657
Metropolitan Pier & Exposition Authority IL	4.00%	6/15/2052	A	7,210,000	6,208,906
Metropolitan Pier & Exposition Authority IL (NATL)	Zero Coupon	12/15/2030	A	10,535,000	8,974,228
Metropolitan Pier & Exposition Authority IL (NATL)	Zero Coupon	6/15/2033	A	15,000,000	11,645,823
Metropolitan Pier & Exposition Authority IL (NATL)	Zero Coupon	12/15/2036	A	10,000,000	6,626,371
Mida Mountain Village Public Infrastructure District - Military Installation Development Authority Military Recreation Facilities Project Area UT Tax Allocation†	5.75%	6/15/2044	NR	850,000	870,823
Mida Mountain Village Public Infrastructure District - Military Installation Development Authority Military Recreation Facilities Project Area UT Tax Allocation†	6.00%	6/15/2054	NR	1,250,000	1,283,931

See Notes to Schedule of Investments.	91

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.25%	5/1/2049	AAA	$7,810,000	$8,209,077
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.25%	5/1/2051	AAA	25,705,000	26,934,974
New York City Transitional Finance Authority Future Tax Secured Revenue NY(e)	5.25%	11/1/2055	AAA	10,750,000	11,320,984
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.50%	11/1/2051	AAA	4,750,000	5,120,937
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.50%	12/1/2059	A+	25,000,000	26,728,378
New York Convention Center Development Corp. - New York City Hotel Unit Fee Revenue NY	5.00%	11/15/2040	A2	5,000,000	5,000,056
New York State Dormitory Authority - State of New York Personal Income Tax Revenue	3.00%	3/15/2042	Aa1	5,000,000	4,233,586
New York State Dormitory Authority - State of New York Personal Income Tax Revenue	3.00%	3/15/2049	Aa1	2,480,000	1,848,730
New York State Dormitory Authority - State of New York Personal Income Tax Revenue	3.00%	3/15/2050	AA+	8,980,000	6,622,861
New York State Dormitory Authority - State of New York Personal Income Tax Revenue	4.00%	2/15/2047	Aa1	9,625,000	8,863,545
New York State Dormitory Authority - State of New York Personal Income Tax Revenue	5.00%	3/15/2046	Aa1	10,000,000	10,464,639
New York State Urban Development Corp. - State of New York Personal Income Tax Revenue	3.00%	3/15/2047	AA+	5,825,000	4,476,672
New York State Urban Development Corp. - State of New York Personal Income Tax Revenue	3.00%	3/15/2048	AA+	9,590,000	7,300,879
New York State Urban Development Corp. - State of New York Personal Income Tax Revenue	3.00%	3/15/2049	AA+	6,495,000	4,892,554
New York State Urban Development Corp. - State of New York Personal Income Tax Revenue	3.00%	3/15/2050	AA+	7,620,000	5,679,743
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2031	NR	2,122,000	1,746,196

92	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2033	NR	$2,549,000	$1,934,477
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2051	NR	2,523,000	634,396
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	31,853,000	31,204,215
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	8,253,000	8,084,902
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%	7/1/2053	NR	39,000	35,383
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.75%	7/1/2053	NR	24,416,000	23,050,650
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.00%	7/1/2058	NR	17,980,000	17,339,678
Triborough Bridge & Tunnel Authority Sales Tax Revenue NY	5.25%	5/15/2052	AA+	10,335,000	10,850,192
Total					346,417,187

Taxable Revenue - Water & Sewer 1.28%
City of Chicago IL Waterworks Revenue(c)	5.50%	11/1/2062	AA	20,300,000	21,480,473
County of Miami-Dade Water & Sewer System Revenue FL	5.25%	10/1/2054	AA	7,610,000	7,995,490
New York City Municipal Water Finance Authority - New York City Water & Sewer System NY	5.00%	6/15/2046	AA+	11,500,000	12,092,521
New York City Municipal Water Finance Authority - New York City Water & Sewer System NY	5.25%	6/15/2054	AA+	12,500,000	13,155,770
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	4.00%	7/1/2047	NR	2,500,000	2,213,354
Washington Suburban Sanitary Commission MD	3.00%	6/1/2045	AAA	6,165,000	4,997,897
Total					61,935,505

Tobacco 1.90%
Buckeye Tobacco Settlement Financing Authority OH	5.00%	6/1/2055	NR	62,825,000	50,934,414
Golden State Tobacco Securitization Corp. - Golden State Tobacco Securitization Corp CA	5.00%	6/1/2051	BBB	3,000,000	2,963,568
Nassau County Tobacco Settlement Corp. NY	Zero Coupon	6/1/2060	NR	20,000,000	1,180,072

See Notes to Schedule of Investments.	93

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Tobacco (continued)
Tobacco Securitization Authority of Northern California - Sacramento County Tobacco Securitization Corp	4.00%	6/1/2049	BBB+		$2,850,000	$2,462,352
Tobacco Securitization Authority of Southern California - San Diego County Tobacco Asset Securitization Corp	5.00%	6/1/2048	BBB+		3,900,000	3,900,789
Tobacco Settlement Financing Corp. NJ	5.25%	6/1/2046	BBB+		4,305,000	4,294,236
Tobacco Settlement Financing Corp. VA	5.00%	6/1/2047	B-		10,910,000	9,093,485
TSASC, Inc. NY	5.00%	6/1/2035	BBB		1,390,000	1,411,938
TSASC, Inc. NY	5.00%	6/1/2045	CCC+		7,500,000	6,579,191
TSASC, Inc. NY	5.00%	6/1/2048	NR		10,550,000	9,157,960
Total						91,978,005

Transportation 20.47%
Alameda Corridor Transportation Authority CA (AG)	5.00%	10/1/2034	AA		3,650,000	3,708,438
Bay Area Toll Authority CA	3.00%	4/1/2054	AA-		5,100,000	3,758,043
Build NYC Resource Corp. - TRIPS Obligated Group NY AMT	5.50%	7/1/2050	BBB+		3,000,000	3,117,988
Build NYC Resource Corp. - TRIPS Obligated Group NY AMT	5.50%	7/1/2055	BBB+		5,525,000	5,712,070
Burbank-Glendale-Pasadena Airport Authority Brick Campaign CA AMT	5.25%	7/1/2049	A		3,875,000	4,044,052
California Municipal Finance Authority - LAX Integrated Express Solutions LLC AMT	5.00%	12/31/2038	BB+	(d)	5,000,000	5,101,649
California Municipal Finance Authority - LAX Integrated Express Solutions LLC AMT	5.00%	12/31/2043	BB+	(d)	2,500,000	2,512,478
Charleston County Airport District SC AMT	5.25%	7/1/2049	A+		3,500,000	3,642,710
Chicago O’Hare International Airport IL (BAM)	5.25%	1/1/2041	AA		1,950,000	2,108,363
Chicago O’Hare International Airport IL (BAM)	5.25%	1/1/2042	AA		1,470,000	1,575,613
Chicago O’Hare International Airport IL (BAM)	5.25%	1/1/2043	AA		1,660,000	1,765,224
Chicago O’Hare International Airport IL AMT	5.00%	1/1/2047	A+		8,375,000	8,375,647
Chicago O’Hare International Airport IL AMT	5.00%	1/1/2048	A+		20,000,000	20,006,542
Chicago O’Hare International Airport IL AMT	5.50%	1/1/2055	A+		18,000,000	18,769,127
City of Charlotte Airport Revenue NC	5.25%	7/1/2053	Aa3		18,650,000	19,705,762

94	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
City of Houston Airport System Revenue - United Airlines Inc TX AMT	5.50%		7/15/2037	Ba2	$11,220,000	$12,202,834
City of Houston Airport System Revenue - United Airlines Inc TX AMT	5.50%		7/15/2038	Ba2	10,750,000	11,620,810
City of Houston Airport System Revenue - United Airlines Inc TX AMT	5.50%		7/15/2039	Ba2	4,700,000	5,047,221
City of Los Angeles Department of Airports CA AMT	3.00%		5/15/2049	AA-	5,890,000	4,207,235
City of Los Angeles Department of Airports CA AMT	4.00%		5/15/2049	AA-	6,000,000	5,405,281
City of Los Angeles Department of Airports CA AMT	4.00%		5/15/2051	AA-	6,550,000	5,841,805
Colorado Bridge & Tunnel Enterprise (AG)	5.25%		12/1/2049	AA	3,825,000	4,070,794
Colorado Bridge & Tunnel Enterprise (AG)	5.25%		12/1/2054	AA	10,000,000	10,578,548
Colorado Bridge & Tunnel Enterprise (AG)	5.50%		12/1/2054	AA	4,250,000	4,581,442
Columbus Regional Airport Authority OH	5.25%		1/1/2050	A	4,125,000	4,362,677
Columbus Regional Airport Authority OH	5.25%		1/1/2055	A	4,125,000	4,343,458
County of Lee Airport Revenue FL AMT	5.25%		10/1/2049	A2	6,200,000	6,404,387
County of Miami-Dade Seaport Department FL (AG) AMT	4.00%		10/1/2045	AA	10,480,000	9,531,973
County of Miami-Dade Seaport Department FL AMT	4.00%		10/1/2050	Aa2	7,485,000	6,726,460
County of Osceola Transportation Revenue FL	4.00%		10/1/2054	BBB+	1,810,000	1,581,123
E-470 Public Highway Authority CO (NATL)	Zero Coupon		9/1/2032	A+	4,200,000	3,450,593
E-470 Public Highway Authority CO (NATL)	Zero Coupon		9/1/2037	A+	7,720,000	4,335,393
Foothill-Eastern Transportation Corridor Agency CA	Zero Coupon		1/15/2033	A	5,000,000	4,043,659
Foothill-Eastern Transportation Corridor Agency CA	3.50%		1/15/2053	A	10,830,000	8,742,981
Foothill-Eastern Transportation Corridor Agency CA	3.95%		1/15/2053	A	5,000,000	4,495,168
Grand Parkway Transportation Corp. TX	4.00%		10/1/2049	A1	7,115,000	6,522,146
Greater Asheville Regional Airport Authority NC (AG) AMT	5.25%		7/1/2048	AA	1,250,000	1,284,429
Greenville-Spartanburg Airport District SC	5.25%		7/1/2054	A+	4,160,000	4,391,324
Illinois Finance Authority - Centerpoint Joliet Terminal Railroad LLC AMT†	4.125%	#(a)	12/1/2043	BBB+	5,000,000	4,996,422

See Notes to Schedule of Investments.	95

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Illinois Finance Authority - Centerpoint Joliet Terminal Railroad LLC AMT†	4.80%	#(a)	12/1/2043	BBB+	$25,500,000	$26,345,095
Louisiana Public Facilities Authority - Calcasieu Bridge Partners LLC AMT	5.75%		9/1/2064	Baa3	19,410,000	20,013,265
Maryland Economic Development Corp. - City of Baltimore Port Covington Development District Tax Allocation	4.00%		9/1/2040	NR	2,000,000	1,878,248
Maryland Economic Development Corp. - Purple Line Transit Partners LLC AMT	5.00%		11/12/2028	Baa3	5,000,000	5,031,787
Maryland Economic Development Corp. - Purple Line Transit Partners LLC AMT	5.25%		6/30/2052	Baa3	2,760,000	2,710,925
Maryland Economic Development Corp. - Purple Line Transit Partners LLC AMT	5.25%		6/30/2055	Baa3	9,000,000	8,793,035
Metropolitan Nashville Airport Authority TN AMT	5.50%		7/1/2052	A1	6,500,000	6,789,493
Metropolitan Transportation Authority NY	4.00%		11/15/2045	A	4,705,000	4,279,310
Metropolitan Transportation Authority NY	4.00%		11/15/2048	A	9,825,000	8,737,932
Metropolitan Transportation Authority NY	4.00%		11/15/2049	A	6,605,000	5,846,591
Metropolitan Transportation Authority NY(c)	4.75%		11/15/2045	A	13,890,000	13,883,388
Metropolitan Transportation Authority NY	5.00%		11/15/2035	A	4,265,000	4,327,344
Metropolitan Transportation Authority NY	5.00%	#(a)	11/15/2045	A2	2,700,000	2,912,239
Metropolitan Transportation Authority NY	5.25%		11/15/2055	A	10,850,000	11,075,392
Metropolitan Transportation Authority NY(c)	5.25%		11/15/2055	A3	6,610,000	6,747,313
Metropolitan Transportation Authority NY	5.50%		11/15/2047	A	15,750,000	16,926,309
New Jersey Transportation Trust Fund Authority - State of New Jersey	4.00%		6/15/2046	A1	8,000,000	7,479,463
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.25%		6/15/2050	A1	15,155,000	15,894,159
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.25%		6/15/2050	A1	13,500,000	14,175,193
New Jersey Turnpike Authority	5.25%		1/1/2054	AA-	9,000,000	9,513,060
New Jersey Turnpike Authority	5.25%		1/1/2055	AA-	15,000,000	16,081,309

96	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Transportation (continued)
New York City Transitional Development Corp. - JFK NTO LLC NY AMT	5.375%	6/30/2060	Baa3		$21,750,000	$21,768,516
New York State Thruway Authority	4.00%	1/1/2050	A1		14,265,000	12,835,858
New York State Thruway Authority	5.25%	1/1/2056	A1		7,455,000	7,457,697
New York Transportation Development Corp. - Delta Air Lines Inc AMT	4.00%	1/1/2036	Baa2		7,160,000	6,974,340
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%	1/1/2029	Baa2		2,955,000	3,046,267
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%	1/1/2030	Baa2		4,440,000	4,573,951
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%	1/1/2033	Baa2		12,450,000	12,770,898
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%	1/1/2036	Baa2		8,720,000	8,877,399
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%	10/1/2040	Baa2		33,350,000	33,825,548
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.625%	4/1/2040	Baa2		7,000,000	7,347,656
New York Transportation Development Corp. - Delta Air Lines Inc AMT	6.00%	4/1/2035	Baa2		16,530,000	18,225,518
New York Transportation Development Corp. - Empire State Thruway Partners LLC AMT	4.00%	4/30/2053	BBB-	(d)	3,000,000	2,552,757
New York Transportation Development Corp. - JFK International Air Terminal LLC AMT	5.00%	12/1/2039	Baa1		5,840,000	6,129,082
New York Transportation Development Corp. - JFK International Air Terminal LLC AMT	5.00%	12/1/2042	Baa1		3,270,000	3,348,503
New York Transportation Development Corp. - JFK Millennium Partners LLC AMT	5.50%	12/31/2060	BBB-		77,500,000	78,393,776
New York Transportation Development Corp. - JFK NTO LLC AMT	5.50%	6/30/2060	Baa3		17,185,000	17,335,178
New York Transportation Development Corp. - JFK NTO LLC AMT	6.00%	6/30/2054	Baa3		22,790,000	23,567,358
New York Transportation Development Corp. - Laguardia Gateway Partner AMT	4.00%	7/1/2041	Baa2		12,365,000	11,664,592
New York Transportation Development Corp. - Laguardia Gateway Partner AMT	4.00%	7/1/2046	Baa2		2,440,000	2,115,134
New York Transportation Development Corp. - Laguardia Gateway Partner AMT	5.25%	1/1/2050	AA		19,245,000	19,245,770

See Notes to Schedule of Investments.	97

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
New York Transportation Development Corp. - Laguardia Gateway Partners LLC (AG) AMT	4.00%	1/1/2051	AA	$4,740,000	$4,168,445
Northern Indiana Commuter Transportation District IN	5.25%	1/1/2049	A+	4,150,000	4,402,885
Oklahoma Turnpike Authority	5.50%	1/1/2053	AA-	7,500,000	7,972,693
Oklahoma Turnpike Authority(c)	5.50%	1/1/2054	Aa3	12,500,000	13,573,784
Pennsylvania Economic Development Financing Authority - Commonwealth of Pennsylvania Motor License Fund AMT (AG)	5.75%	12/31/2062	AA	8,100,000	8,466,102
Pennsylvania Turnpike Commission	4.00%	12/1/2038	A2	3,425,000	3,454,055
Pennsylvania Turnpike Commission	4.00%	12/1/2050	A+	14,135,000	13,095,179
Pennsylvania Turnpike Commission	5.25%	12/1/2053	AA-	14,250,000	15,289,063
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	4.00%	12/1/2051	Aa3	7,365,000	6,752,074
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	4.00%	12/1/2053	A2	10,415,000	9,550,127
Port Authority of New York & New Jersey AMT	5.00%	7/15/2035	AA-	6,250,000	6,926,737
Port Authority of New York & New Jersey AMT	5.00%	7/15/2038	AA-	5,000,000	5,425,316
Port Authority of New York & New Jersey AMT	5.50%	8/1/2052	AA-	3,940,000	4,156,957
Port of Portland Airport Revenue OR AMT	5.50%	7/1/2048	AA-	6,250,000	6,604,074
Public Finance Authority - SR 400 Peach Partners LLC WI AMT	5.75%	6/30/2060	Baa3	19,240,000	19,869,471
Public Finance Authority - SR 400 Peach Partners LLC WI AMT	5.75%	12/31/2065	Baa3	32,000,000	32,974,742
San Diego County Regional Airport Authority CA AMT	5.50%	7/1/2055	Aa3	16,000,000	17,127,405
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	4.00%	5/1/2049	AA-	3,465,000	3,072,357
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.25%	5/1/2049	Aa3	9,400,000	9,783,078
San Joaquin Hills Transportation Corridor Agency CA	5.25%	1/15/2049	A-	250,000	250,090
State of Michigan Trunk Line Revenue	5.50%	11/15/2049	AA+	15,000,000	16,221,157
Texas Private Activity Bond Surface Transportation Corp. - NTE Mobility Partners LLC AMT	5.50%	12/31/2058	Baa1	2,500,000	2,592,068

98	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Texas Transportation Finance Corp.(c)	5.50%		10/1/2055	AA+	$10,000,000	$10,824,599
Triborough Bridge & Tunnel Authority Sales Tax Revenue NY	5.25%		5/15/2058	AA+	7,300,000	7,594,798
Tulsa Municipal Airport Trust Trustees - American Airlines Inc OK AMT	6.25%		12/1/2035	B+	2,725,000	3,122,386
Virginia Small Business Financing Authority - 95 Express Lanes LLC AMT	5.00%		1/1/2037	BBB	5,455,000	5,773,755
Total						993,211,914

Utilities 12.97%
Adelanto Public Utility Authority CA (AG)	5.00%		7/1/2039	AA	1,500,000	1,537,058
Black Belt Energy Gas District AL	4.00%	#(a)	10/1/2052	A2	11,660,000	11,709,967
Black Belt Energy Gas District AL	5.00%	#(a)	5/1/2055	Aa3	5,000,000	5,363,282
Black Belt Energy Gas District AL	5.25%	#(a)	5/1/2055	A1	3,750,000	4,074,974
Black Belt Energy Gas District AL	5.50%	#(a)	6/1/2049	A2	9,450,000	9,972,660
Black Belt Energy Gas District AL	5.50%	#(a)	11/1/2053	A2	6,665,000	6,998,194
Black Belt Energy Gas District AL†	5.50%	#(a)	11/1/2056	BBB-	20,230,000	21,454,577
California Community Choice Financing Authority	5.00%	#(a)	1/1/2055	A1	28,710,000	29,940,353
California Community Choice Financing Authority	5.00%	#(a)	1/1/2056	A1	2,740,000	2,888,819
California Community Choice Financing Authority	5.00%	#(a)	3/1/2056	Aa3	16,875,000	18,380,299
California Community Choice Financing Authority(c)	5.25%	#(a)	11/1/2054	A2	14,000,000	14,853,963
California Pollution Control Financing Authority - Poseidon Resources Channelside LP†	5.00%		7/1/2039	Baa3	2,200,000	2,262,794
Central Plains Energy Project NE	5.00%		9/1/2042	BBB+	3,305,000	3,517,045
City of Baltimore MD	5.00%		7/1/2039	A1	4,750,000	4,776,418
City of Baltimore MD(c)	5.25%		7/1/2047	AA-	7,190,000	7,986,306
City of Baltimore MD(c)	5.25%		7/1/2052	AA-	12,190,000	14,187,328
City of Compton Water Revenue CA	6.00%		8/1/2039	NR	5,500,000	5,625,978
City of Fort Lauderdale Water & Sewer Revenue FL	5.50%		9/1/2053	AA+	5,000,000	5,369,875
City of San Antonio Electric & Gas Systems Revenue TX	5.50%		2/1/2049	Aa2	2,000,000	2,171,626
City of San Antonio Electric & Gas Systems Revenue TX	5.50%		2/1/2050	Aa2	10,880,000	11,698,147

See Notes to Schedule of Investments.	99

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
City of San Francisco Public Utilities Commission Water Revenue CA	5.25%		11/1/2052	Aa2	$7,000,000	$7,477,744
City of Wheeling Waterworks & Sewerage System Revenue WV (BAM)	5.25%		6/1/2050	AA	1,375,000	1,431,843
City of Wheeling Waterworks & Sewerage System Revenue WV (BAM)	5.25%		6/1/2056	AA	2,500,000	2,596,427
County of Jefferson Sewer Revenue AL	5.25%		10/1/2049	BBB+	10,345,000	10,691,764
County of Jefferson Sewer Revenue AL	5.50%		10/1/2053	BBB+	24,350,000	25,481,301
County of Manatee Public Utilities Revenue - County of Manatee FL Public Utilities Revenue FL	4.00%		10/1/2053	Aa1	5,820,000	5,372,635
Energy Southeast A Cooperative District AL	5.25%	#(a)	7/1/2054	A1	22,500,000	24,495,300
Energy Southeast A Cooperative District AL	5.75%	#(a)	4/1/2054	A1	10,710,000	11,867,373
Florida Development Finance Corp. - Waste Pro USA Inc AMT†	5.25%		8/1/2029	NR	1,500,000	1,545,627
Great Lakes Water Authority Sewage Disposal System Revenue MI	5.50%		7/1/2052	A+	12,000,000	12,716,957
JEA Water & Sewer System Revenue FL	5.50%		10/1/2054	AA+	5,000,000	5,385,732
Kentucky Municipal Power Agency (NATL)	5.00%		9/1/2035	Baa1	5,000,000	5,039,713
Kentucky Municipal Power Agency (NATL)	5.00%		9/1/2036	Baa1	5,000,000	5,037,419
Kentucky Public Energy Authority	4.00%	#(a)	8/1/2052	A1	15,500,000	15,656,999
Kentucky Public Energy Authority	5.25%	#(a)	4/1/2054	A1	26,455,000	28,586,056
Los Angeles Department of Water & Power System Revenue CA (BAM)	5.00%		7/1/2053	AA	4,500,000	4,662,683
Lower Colorado River Authority - LCRA Transmission Services Corp TX (AG)	5.25%		5/15/2054	AA	9,000,000	9,403,581
Main Street Natural Gas, Inc. GA†	4.00%	#(a)	8/1/2052	BBB-	20,850,000	20,832,077
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue TN	5.25%		7/1/2055	AA	11,000,000	11,739,815
Municipal Electric Authority of Georgia	5.25%		1/1/2049	A2	3,475,000	3,628,663
Municipal Electric Authority of Georgia (BAM)	4.00%		1/1/2049	AA	6,550,000	5,941,084
New York City Municipal Water Finance Authority - New York City Water & Sewer System NY	3.50%		6/15/2048	AA+	5,025,000	4,215,492
New York City Municipal Water Finance Authority - New York City Water & Sewer System NY	5.25%		6/15/2047	AA+	4,500,000	4,757,103

100	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Utilities (continued)
New York City Municipal Water Finance Authority - New York City Water & Sewer System NY	5.25%		6/15/2053	AA+		$9,910,000	$10,414,693
New York Power Authority	3.25%		11/15/2060	Aa1		5,420,000	4,003,964
New York Power Authority	4.00%		11/15/2050	Aa1		10,910,000	10,019,603
Oklahoma Municipal Power Authority(c)	5.25%		1/1/2056	AA		15,000,000	15,933,451
Omaha Public Power District Nebraska City Station Unit 2	5.25%		2/1/2042	A1		4,000,000	4,004,111
Paducah Electric Plant Board KY (AG)	5.00%		10/1/2035	AA		1,000,000	1,010,623
Patriots Energy Group Financing Agency SC	5.25%	#(a)	10/1/2054	A1		15,000,000	16,035,564
Philadelphia Gas Works Co. PA	5.25%		8/1/2049	A		13,000,000	13,703,422
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	4.00%		7/1/2042	NR		5,000,000	4,731,152
Salt Verde Financial Corp. AZ	5.25%		12/1/2027	A3		3,750,000	3,874,513
South Carolina Public Service Authority	5.25%		12/1/2054	A-		3,000,000	3,126,299
South Carolina Public Service Authority	5.50%		12/1/2054	A-		6,780,000	7,238,841
Southeast Alabama Gas Supply District AL	5.00%	#(a)	6/1/2049	A1		10,000,000	10,735,748
Southeast Energy Authority A Cooperative District AL	5.00%		11/1/2035	Baa1		23,000,000	24,439,862
Southeast Energy Authority A Cooperative District AL	5.00%	#(a)	10/1/2055	Aa3		9,200,000	9,945,093
Southeast Energy Authority A Cooperative District AL(c)	5.00%		1/1/2056	A1		20,000,000	20,842,379
Southeast Energy Authority A Cooperative District AL	5.25%	#(a)	3/1/2055	A1		18,500,000	19,531,430
Southeast Energy Authority A Cooperative District AL	5.25%	#(a)	11/1/2055	A1		5,000,000	5,501,636
Southeast Energy Authority A Cooperative District AL	5.50%	#(a)	1/1/2053	A1		5,000,000	5,361,856
Southern California Public Power Authority	4.227% (3 mo. USD Term SOFR * .67 + 1.47%	)#	11/1/2038	A2		3,090,000	2,992,012
Tennergy Corp. TN	5.50%	#(a)	10/1/2053	Baa1		6,000,000	6,438,494
Tennessee Energy Acquisition Corp.	5.625%		9/1/2026	BBB	(d)	10,550,000	10,683,703
Texas Municipal Gas Acquisition & Supply Corp. IV	5.50%	#(a)	1/1/2054	A1		5,000,000	5,561,502
Total							629,463,002
Total Municipal Bonds (cost $4,989,833,921)							4,992,477,496

See Notes to Schedule of Investments.	101

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2025

Investments		Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
WARRANTS 0.00%

Construction & Engineering 0.00%
Desertxpress Enterprises LLC* (cost $0)		11.50%	12/1/2035	NR	$159,000	$0	(f)

	Interest Rate#	Interest Rate Reset Date(g)	Final Maturity Date

SHORT-TERM INVESTMENTS 0.39%

Variable Rate Demand Notes 0.39%

General Obligation 0.24%
City of New York NY GO	2.550%	1/2/2026	4/1/2042	AA	6,550,000	6,550,000
City of New York NY GO	2.550%	1/2/2026	4/1/2042	AA	4,925,000	4,925,000
Total						11,475,000

Utilities 0.15%
Development Authority of Appling County - Georgia Power Co	2.500%	1/1/2026	9/1/2041	A	7,200,000	7,200,000
Total Variable Rate Demand Notes (cost $18,675,000)						18,675,000
Total Short-Term Investments (cost $18,675,000)						18,675,000
Total Investments in Securities 103.26% (cost $5,008,508,921)						5,011,152,496
Other Assets and Liabilities – Net(h) (3.26)%						(158,127,989)
Net Assets 100.00%						$4,853,024,507

AG	AG Insured by - Assured Guaranty, inc.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by - Build America Mutual.
FHA	Insured by - Federal Housing Administration.
FHLMC	Insured by - Federal Home Loan Mortgage Corporation.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
GTD	Guaranteed.
NATL	Insured by - National Public Finance Guarantee Corporation.
NR	Not Rated.
PSF	Permanent School Fund.
SIFMA	Insured by - Securities Industry and Financial Markets Association.
SOFR	Secured Overnight Financing Rate.
TCRS	Transferable Custodial Receipts.
TRIPS	Tax Refund Intercept Programs.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At December 31, 2025, the total value of Rule 144A securities was $359,374,719, which represents 7.41% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at December 31, 2025.
*	Non-income producing security.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.

102	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

NATIONAL TAX FREE FUND December 31, 2025

(b)	Defaulted (non-income producing security).
(c)	Municipal Bonds Held in Trust – Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
(d)	This investment has been rated by Fitch IBCA.
(e)	Securities purchased on a when-issued basis.
(f)	Level 3 Investment as described in Note 2(a) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(g)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.
(h)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on futures contracts as follows:

Futures Contracts at December 31, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. Long Bond	March 2026	487	Short	$(56,790,570)	$(56,294,156)	$496,414

The following is a summary of the inputs used as of December 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds(3)	$–	$4,992,477,496	$–	$4,992,477,496
Warrants	–	–	0	0
Short-Term Investments
Variable Rate Demand Notes	–	18,675,000	–	18,675,000
Total	$–	$5,011,152,496	$–	$5,011,152,496
Other Financial Instruments
Futures Contracts
Assets	$496,414	$–	$–	$496,414
Liabilities	–	–	–	–
Total	$496,414	$–	$–	$496,414

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Includes Municipal Bonds held in the Trust.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Schedule of Investments.	103

Schedule of Investments (unaudited)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
LONG-TERM INVESTMENTS 102.53%

MUNICIPAL BONDS 102.53%

Corporate-Backed 14.36%
Arkansas Development Finance Authority - Big River Steel LLC AMT†	4.50%		9/1/2049	BB+		$21,635,000	$21,034,994
Arkansas Development Finance Authority - Hybar LLC AMT†	6.875%		7/1/2048	NR		10,550,000	11,340,957
Arkansas Development Finance Authority - Hybar LLC AMT†	7.375%		7/1/2048	NR		16,800,000	18,211,563
Arkansas Development Finance Authority - United States Steel Corp AMT	5.45%		9/1/2052	BB+		5,500,000	5,505,543
Arkansas Development Finance Authority - US Steel Corp AMT	5.70%		5/1/2053	BB+		17,250,000	17,501,400
Avenir Community Development District FL	5.375%		5/1/2043	NR		3,230,000	3,256,224
Avenir Community Development District FL	5.625%		5/1/2054	NR		3,830,000	3,835,338
Boggy Creek Improvement District FL	5.125%		5/1/2043	NR		1,775,000	1,818,814
Boggy Creek Improvement District FL	5.375%		5/1/2053	NR		4,300,000	4,346,741
Cabot Citrus Farms Community Development District FL	5.25%		3/1/2029	NR		3,800,000	3,846,233
California Infrastructure & Economic Development Bank - DesertXpress Enterprises LLC†	12.00%	#(a)	1/1/2065	NR		35,625,000	26,362,500
City of Henderson - Pratt Paper LLC KY AMT†	4.70%		1/1/2052	NR		5,500,000	5,142,673
City of Houston Airport System Revenue - United Airlines Inc TX AMT	4.00%		7/15/2041	BB+	(b)	4,475,000	4,070,598
City of Houston Airport System Revenue - United Airlines Inc TX AMT	5.00%		7/1/2029	BB+		15,040,000	15,056,750
Crosswinds East Community Development District FL	5.50%		5/1/2044	NR		1,000,000	1,023,673
Crosswinds East Community Development District FL	5.75%		5/1/2054	NR		1,500,000	1,520,652
Downtown Doral South Community Development District FL†	4.75%		12/15/2038	NR		625,000	641,732
East Nassau Stewardship District Special Assessment 2025 FL	6.25%		5/1/2056	NR		11,700,000	12,119,466
Florida Development Finance Corp. - Waste pro USA Inc AMT†	6.125%	#(a)	7/1/2032	NR		9,000,000	9,039,308

104	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Gas Worx Community Development District - Gas Worx Community Development District Series 2025 Special Assessments FL†	5.75%		5/1/2045	NR	$1,000,000	$1,026,440
Gas Worx Community Development District - Gas Worx Community Development District Series 2025 Special Assessments FL†	6.00%		5/1/2057	NR	4,950,000	5,068,796
Grapevine Wash Local District - Grapevine Wash Local District Assessment Area No 1 UT†	5.25%		12/1/2044	NR	8,000,000	7,908,617
Greater Orlando Aviation Authority - JetBlue Airways Corp FL	5.00%		11/15/2036	NR	5,570,000	5,570,602
Hobe-St Lucie Conservancy District Unit of Development No 1A FL	5.60%		5/1/2044	NR	1,840,000	1,899,670
Hobe-St Lucie Conservancy District Unit of Development No 1A FL	5.875%		5/1/2055	NR	5,500,000	5,617,421
Hoover Industrial Development Board - United States Steel Corp AL AMT	5.75%		10/1/2049	BB+	17,770,000	17,912,659
Illinois Finance Authority - LRS Holdings LLC AMT†	7.375%	#(a)	9/1/2042	NR	10,000,000	11,430,464
Indiana Finance Authority - United States Steel Corp AMT	6.75%		5/1/2039	BB+	3,600,000	4,028,762
Industrial Development Board of The City of Kingsport Tennessee - Domtar Paper Co LLC TN AMT†	5.25%	#(a)	12/1/2054	B	5,000,000	4,894,403
Jefferson County Port Authority - JSW Steel USA Ohio Inc OH†	5.00%	#(a)	12/1/2053	Ba1	12,500,000	12,788,387
Jefferson County Port Authority - JSW Steel USA Ohio Inc OH AMT†	3.50%		12/1/2051	Ba1	9,450,000	7,804,396
KD52 Community Development District No. 1 Series 2025 Assessment FL	5.875%		5/1/2045	NR	2,800,000	2,812,959
KD52 Community Development District No. 1 Series 2025 Assessment FL	6.125%		5/1/2056	NR	4,815,000	4,824,050
Lakewood Ranch Stewardship District Series 2025 Assessment Southeast FL	6.00%		5/1/2056	NR	3,565,000	3,683,742
Legacy Community Authority CO	6.75%		12/1/2055	NR	7,500,000	7,597,371
Louisiana Public Facilities Authority - Waste Pro USA Inc AMT†	6.50%	#(a)	10/1/2053	NR	3,745,000	3,937,231
Louisiana Public Facilities Authority - Waste Pro USA Inc AMT†	6.75%	#(a)	10/1/2053	NR	2,000,000	2,114,402

See Notes to Schedule of Investments.	105

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Maryland Economic Development Corp.(c)	5.00%	12/1/2016	NR	$3,430,000	$2,298,100
Miami-Dade County Industrial Development Authority - CFC MB I LLC FL†	6.25%	1/1/2059	NR	8,000,000	8,041,842
Mobile County Industrial Development Authority - AM/NS Calvert LLC AL AMT	4.75%	12/1/2054	BBB	15,810,000	14,530,180
Mobile County Industrial Development Authority - AM/NS Calvert LLC AL AMT	5.00%	6/1/2054	BBB	19,065,000	18,229,068
New Hampshire Business Finance Authority - Covanta Holding Corp AMT†	4.875%	11/1/2042	B-	17,900,000	16,002,892
New Jersey Economic Development Authority - United Airlines Inc	5.25%	9/15/2029	BB+	12,155,000	12,170,867
New Jersey Economic Development Authority - United Airlines Inc	5.50%	6/1/2033	BB+	6,960,000	6,975,513
New York City Industrial Development Agency - Queens Ballpark Co LLC NY (AG)	3.00%	1/1/2046	AA	10,335,000	7,895,078
New York City Industrial Development Agency - TRIPS Obligated Group NY	5.00%	7/1/2028	BBB+	3,400,000	3,400,726
New York Liberty Development Corp. - 3 World Trade Center LLC†	5.00%	11/15/2044	NR	11,700,000	11,697,492
New York Liberty Development Corp. - 3 World Trade Center LLC†	5.15%	11/15/2034	NR	5,100,000	5,104,837
New York Liberty Development Corp. - 3 World Trade Center LLC†	5.375%	11/15/2040	NR	5,000,000	4,999,724
New York Liberty Development Corp. - 7 World Trade Center II LLC	3.125%	9/15/2050	Aaa	2,500,000	1,878,426
New York Transportation Development Corp. - American Airlines Inc AMT	5.00%	8/1/2026	B+	680,000	680,721
New York Transportation Development Corp. - American Airlines Inc AMT	5.00%	8/1/2031	B+	32,495,000	32,529,620
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%	10/1/2035	Baa2	10,500,000	10,957,212
Niagara Area Development Corp. - Reworld Holding Corp NY AMT†	4.75%	11/1/2042	B-	16,240,000	14,303,705
Ohio Air Quality Development Authority - AMG Vanadium LLC AMT†	5.00%	7/1/2049	B3	33,290,000	30,011,711
Parish of Beauregard - OfficeMax Inc LA	6.80%	2/1/2027	NR	5,000,000	5,010,373
Parish of St. James - NuStar Logistics LP LA†	6.35%	7/1/2040	BB+	5,000,000	5,462,019
Parish of St. James - NuStar Logistics LP LA†	6.35%	10/1/2040	BB+	7,690,000	8,402,940

106	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Peninsula Town Center Community Development Authority VA†	4.50%		9/1/2045	NR	$1,375,000	$1,277,900
Polk County Industrial Development Authority - Mineral Development LLC FL†(c)	5.875%		1/1/2033	NR	7,020,000	1,895,400
Port of Beaumont Navigation District - Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group TX AMT†	5.125%		1/1/2044	NR	1,500,000	1,468,843
Port of Beaumont Navigation District - Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group TX AMT†	5.25%		1/1/2054	NR	19,750,000	18,867,645
Prairie Center Metropolitan District No. 3 CO GO	5.875%		12/15/2046	NR	3,125,000	3,259,408
Public Finance Authority - Sky Harbour Capital LLC Obligated Group WI AMT	4.25%		7/1/2054	NR	25,335,000	20,877,254
Public Finance Authority - TRIPS Obligated Group WI AMT	5.00%		7/1/2042	BBB+	11,000,000	11,002,233
Public Finance Authority WI†	5.375%		12/15/2032	NR	2,860,000	2,859,591
Savannah Georgia Convention Center Authority	5.25%		6/1/2061	BBB-	1,200,000	1,196,716
Savannah Georgia Convention Center Authority†	6.25%		6/1/2061	NR	6,250,000	6,264,184
Southwestern Illinois Development Authority - United States Street Corp	5.75%		8/1/2042	BB+	2,500,000	2,501,129
Spring Valley Community Infrastructure District No. 1 ID†	6.25%		9/1/2053	NR	7,000,000	7,173,935
State of Nevada Department of Business & Industry - DesertXpress Enterprises LLC AMT†	12.00%	#(a)	1/1/2065	NR	9,920,000	7,340,800
Town of Rumford - OfficeMax Inc ME	6.875%		10/1/2026	NR	1,500,000	1,503,136
Tulsa Airports Improvement Trust - American Airlines Inc OK AMT	5.50%		12/1/2035	NR	2,700,000	2,702,784
Tulsa Municipal Airport Trust Trustees - American Airlines Inc OK AMT	6.25%		12/1/2040	B+	3,900,000	4,332,014
Virginia Small Business Financing Authority - Covanta Holding Corp AMT†	5.00%	#(a)	1/1/2048	B-	3,150,000	3,005,739
West Pace Cooperative District AL(c)	9.125%		5/1/2039	NR	13,770,000	6,885,000
West Virginia Economic Development Authority - Core Natural Resources Inc AMT†	5.45%	#(a)	1/1/2055	NR	5,300,000	5,645,537
Total						607,237,825

See Notes to Schedule of Investments.	107

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Education 10.41%
Arizona Industrial Development Authority - Academies of Math & Science Obligated Group†	5.625%	7/1/2048	BB+		$2,235,000	$2,220,896
Arizona Industrial Development Authority - Academies of Math & Science Obligated Group†	5.75%	7/1/2053	BB+		3,000,000	3,001,091
Arlington Higher Education Finance Corp. - BASIS Texas Charter Schools Inc TX†	5.875%	6/15/2065	Ba2		9,960,000	10,072,225
Build NYC Resource Corp. - East Harlem Scholars Academy Charter School Obligated Group NY†	5.75%	6/1/2052	BB		1,250,000	1,239,737
Build NYC Resource Corp. - East Harlem Scholars Academy Charter School Obligated Group NY†	5.75%	6/1/2062	BB		3,750,000	3,645,785
California Infrastructure & Economic Development Bank(d)	5.25%	5/15/2059	AA		4,560,000	4,860,733
California Municipal Finance Authority - California Baptist University†	5.625%	11/1/2054	NR		500,000	508,654
California Municipal Finance Authority - SDORI Charter School Properties LLC†	5.625%	3/1/2045	B+		11,500,000	10,309,542
California Municipal Finance Authority - Westside Neighborhood School†	6.20%	6/15/2054	BB		2,650,000	2,778,355
California Municipal Finance Authority - Westside Neighborhood School†	6.375%	6/15/2064	BB		5,000,000	5,265,375
Camden County Improvement Authority - KIPP Cooper Norcross Obligated Group NJ	6.00%	6/15/2062	BBB		2,535,000	2,621,711
Capital Trust Agency, Inc. - Renaissance Charter School Inc Series 2019 Obligated Group FL†	5.00%	6/15/2039	NR		1,950,000	1,907,820
Capital Trust Agency, Inc. - Renaissance Charter School Inc Series 2019 Obligated Group FL†	5.00%	6/15/2049	NR		9,815,000	8,827,022
Capital Trust Agency, Inc. - Southeastern University Obligated Group FL†	6.375%	5/1/2053	BB		6,150,000	6,302,815
Capital Trust Authority - Kipp Miami Obligated Group FL†	5.625%	6/15/2044	BB		815,000	827,472
Capital Trust Authority - Kipp Miami Obligated Group FL†	6.00%	6/15/2054	BB		1,155,000	1,170,260
Capital Trust Authority - Kipp Miami Obligated Group FL†	6.125%	6/15/2060	BB		800,000	811,790
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.75%	4/1/2048	A	(b)	8,500,000	8,925,817

108	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Chicago Board of Education IL GO	4.00%	12/1/2043	BB+	$2,975,000	$2,466,143
Chicago Board of Education IL GO	4.00%	12/1/2047	BB+	40,665,000	31,705,907
Chicago Board of Education IL GO	5.00%	12/1/2046	BB+	5,405,000	4,980,545
City of Jacksonville - Jacksonville University FL†	5.00%	6/1/2053	NR	6,500,000	5,575,602
Clarksville Public Educational Facilities Board - University of the Ozarks AR	6.00%	8/1/2044	NR	1,000,000	1,029,687
Clarksville Public Educational Facilities Board - University of the Ozarks AR	6.25%	8/1/2049	NR	1,195,000	1,225,236
Clarksville Public Educational Facilities Board - University of the Ozarks AR	6.25%	8/1/2056	NR	2,000,000	2,038,758
Cleveland-Cuyahoga County Port Authority OH†	5.875%	1/1/2049	NR	2,450,000	2,439,858
Clifton Higher Education Finance Corp. - Aristoi Classical Academy TX	5.50%	8/15/2045	BB	3,765,000	3,617,679
Clifton Higher Education Finance Corp. - Aristoi Classical Academy TX	6.00%	8/15/2050	BB	6,455,000	6,361,961
Clifton Higher Education Finance Corp. - Aristoi Classical Academy TX	6.00%	8/15/2055	BB	2,825,000	2,754,911
Clifton Higher Education Finance Corp. - International Leadership of Texas Inc (PSF-GTD)	5.25%	2/15/2049	Aaa	8,015,000	8,357,985
Colorado Educational & Cultural Facilities Authority†	5.75%	4/1/2059	BB	2,250,000	2,192,264
Colorado Educational & Cultural Facilities Authority†	5.80%	4/1/2054	BB	3,200,000	3,160,571
Columbus-Franklin County Finance Authority - Ohio Dominican University	6.50%	3/1/2048	NR	4,830,000	3,153,142
Columbus-Franklin County Finance Authority - Ohio Dominican University	6.50%	3/1/2053	NR	3,500,000	2,219,007
County of Tuscarawas - Ashland University OH	6.00%	3/1/2045	NR	5,000,000	4,897,842
Development Authority of Cobb County - MT Bethel Christian Academy Inc GA†	6.25%	6/1/2055	BB+	2,655,000	2,738,674
Development Authority of Cobb County - MT Bethel Christian Academy Inc GA†	6.25%	6/1/2064	BB+	2,150,000	2,202,525
Development Authority of The City of Marietta - Life University Inc GA†	5.00%	11/1/2047	Ba3	3,480,000	3,000,536
Development Authority Of The City Of Marietta - Life University Inc GA†	5.00%	11/1/2037	Ba3	13,000,000	12,448,730

See Notes to Schedule of Investments.	109

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
District of Columbia - Catholic University of America/The	5.75%	10/1/2055	A-	$5,000,000	$5,300,235
Florida Development Finance Corp. - Renaissance Charter School Inc†	6.75%	6/15/2053	NR	8,000,000	8,399,425
Florida Development Finance Corp. - Renaissance Charter School Inc Series 2020C/D Obligated Group†	5.00%	9/15/2040	NR	1,505,000	1,453,306
Florida Development Finance Corp. - Renaissance Charter School Inc Series 2025 Obligated Group†	6.00%	6/15/2055	Ba1	2,600,000	2,637,082
Florida Development Finance Corp. - Renaissance Charter School Inc Series 2025 Obligated Group†	6.125%	6/15/2050	Ba1	2,600,000	2,678,260
Florida Higher Educational Facilities Financial Authority - Jacksonville University†	5.00%	6/1/2048	NR	9,000,000	7,945,822
Florida Higher Educational Facilities Financing Authority - Keiser University Obligated Group†	6.25%	7/1/2055	BB+	47,500,000	47,279,928
Illinois Finance Authority - Benedictine University	5.00%	10/1/2038	BB	3,700,000	3,342,328
Illinois Finance Authority - DePaul College Prep†	5.50%	8/1/2043	BB+	1,360,000	1,428,198
Illinois Finance Authority - DePaul College Prep†	5.625%	8/1/2053	BB+	4,500,000	4,600,651
Illinois Finance Authority - Illinois Institute of Technology†	5.875%	9/1/2046	BB+	9,250,000	9,118,818
Industrial Development Authority of the City of Phoenix Arizona - BASIS Schools Inc Obligated Group AZ†	5.00%	7/1/2045	BB+	7,200,000	6,969,215
Iowa Higher Education Loan Authority - University of Dubuque	5.25%	10/1/2040	BBB-	2,000,000	2,098,290
Iowa Higher Education Loan Authority - University of Dubuque	6.00%	10/1/2055	BBB-	7,275,000	7,603,513
Louisiana Public Facilities Authority - Acadiana Renaissance Charter Academy†	6.00%	6/15/2059	NR	2,200,000	2,206,154
Louisiana Public Facilities Authority - Lafayette Renaissance Charter Academy†	6.375%	6/15/2053	NR	8,000,000	8,095,263
Maricopa County Industrial Development Authority - Morrison Education Group Obligated Group AZ†	6.25%	7/1/2044	NR	3,490,000	3,583,471

110	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Maricopa County Industrial Development Authority - Morrison Education Group Obligated Group AZ†	6.50%	7/1/2054	NR	$5,660,000	$5,777,141
Maricopa County Industrial Development Authority - Morrison Education Group Obligated Group AZ†	6.625%	7/1/2059	NR	3,125,000	3,202,577
Maricopa County Industrial Development Authority - Morrison Education Group Obligated Group AZ†	6.75%	7/1/2063	NR	1,000,000	1,028,245
Maricopa County Industrial Development Authority - Ottawa University AZ†	5.25%	10/1/2040	NR	3,000,000	2,625,464
Maricopa County Industrial Development Authority - Ottawa University AZ†	5.50%	10/1/2051	NR	7,915,000	6,300,194
Massachusetts Development Finance Agency - Emerson College	5.00%	10/1/2043	Baa3	15,990,000	15,431,994
Massachusetts Development Finance Agency - Suffolk University	5.25%	7/1/2055	Baa3	3,000,000	2,957,123
Massachusetts Development Finance Agency - Suffolk University	6.00%	7/1/2050	Baa3	1,000,000	1,065,123
Massachusetts School Building Authority	3.00%	8/15/2050	AA+	5,000,000	3,759,972
Middlesex County Improvement Authority - Rutgers The State University of New Jersey(d)	5.00%	8/15/2053	Aa3	15,000,000	15,603,184
New York St Dorm Auth Revenues Nyshgr(d)	5.25%	7/1/2055	AA-	14,750,000	15,580,623
Ohio Higher Educational Facility Commission - Xavier University	5.25%	5/1/2049	Baa1	2,805,000	2,862,343
Oklahoma Development Finance Authority - Oklahoma City University Obligated Group	5.00%	8/1/2044	BBB-	8,000,000	7,576,901
Public Finance Authority - Triad Math & Science Academy Co WI	5.25%	6/15/2065	BBB-	2,000,000	1,890,043
Public Finance Authority - Triad Math & Science Academy Co WI	5.50%	6/15/2055	BBB-	1,050,000	1,050,190
Public Finance Authority - UMA Education Inc WI†	5.00%	10/1/2039	BB+	8,250,000	8,416,337
Sierra Vista Industrial Development Authority - American Leadership Academy Inc AZ†	5.00%	6/15/2054	NR	4,790,000	4,307,259

See Notes to Schedule of Investments.	111

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Sierra Vista Industrial Development Authority - American Leadership Academy Inc AZ†	5.00%		6/15/2059	NR	$1,050,000	$931,191
Sierra Vista Industrial Development Authority - American Leadership Academy Inc AZ†	5.00%		6/15/2064	NR	2,580,000	2,257,576
Sierra Vista Industrial Development Authority - American Leadership Academy Inc AZ†	5.75%		6/15/2058	NR	25,130,000	25,104,048
Washington State Housing Finance Commission - Seattle Academy of Arts & Sciences†	6.25%		7/1/2059	BBB	2,250,000	2,405,996
Washington State Housing Finance Commission - Seattle Academy of Arts & Sciences†	6.375%		7/1/2063	BBB	1,395,000	1,496,891
Total						440,235,037

General Obligation 8.31%
American Samoa Economic Development Authority†	7.125%		9/1/2038	Ba3	7,020,000	7,487,467
California Community Choice Financing Authority	5.25%	#(a)	1/1/2054	Baa1	5,500,000	5,846,543
Chicago Board of Education IL GO	4.00%		12/1/2041	BB+	11,150,000	9,720,107
Chicago Board of Education IL GO	5.00%		12/1/2034	BB+	9,515,000	9,556,611
Chicago Board of Education IL GO	5.00%		12/1/2036	BB+	4,000,000	3,960,976
Chicago Board of Education IL GO	5.75%		12/1/2050	BB+	10,000,000	9,956,494
Chicago Board of Education IL GO	5.875%		12/1/2047	BB+	6,750,000	6,799,047
Chicago Board of Education IL GO	6.00%		12/1/2044	BB+	13,160,000	13,732,277
Chicago Board of Education IL GO	6.00%		12/1/2049	BB+	10,260,000	10,387,324
Chicago Board of Education IL GO	6.25%		12/1/2050	BB+	9,500,000	9,932,917
Chicago Board of Education IL GO†	6.75%		12/1/2030	BB+	2,000,000	2,098,016
City of Chicago IL GO	6.00%		1/1/2050	BBB	8,500,000	8,792,341
City of Horace ND GO	4.50%		5/1/2039	Baa3	1,250,000	1,281,196
City of New York NY GO(d)	5.25%		10/1/2055	AA	33,000,000	34,649,366
Commonwealth of Puerto Rico GO	Zero Coupon	#(a)	11/1/2043	NR	10,170,279	6,521,691
Commonwealth of Puerto Rico GO	4.00%		7/1/2041	NR	19,219,000	17,789,800
Commonwealth of Puerto Rico GO	4.00%		7/1/2046	NR	47,446,156	41,449,626
County of Pasco - State of Florida Cigarette Tax Revenue (AG)	5.75%		9/1/2054	AA	2,000,000	2,144,341
Grant County Public Hospital District No. 1 WA GO	5.125%		12/1/2052	Baa2	4,750,000	4,752,343

112	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
Grapevine Wash Local District - Grapevine Wash Local District Residential Facilities Fee Revenue UT GO†	6.00%	3/1/2055	NR	$17,335,000	$16,962,885
Idaho Falls Auditorium District COPS†	5.25%	5/15/2051	NR	16,700,000	15,861,740
Mida Cormont Public Infrastructure District UT GO†	Zero Coupon	6/1/2055	NR	4,850,000	4,130,127
Mida Cormont Public Infrastructure District UT GO†	6.25%	6/1/2055	NR	2,000,000	2,099,500
New York State Urban Development Corp. - State of New York Sales Tax Revenue	3.00%	3/15/2049	Aa1	10,000,000	7,441,636
Pennsylvania Economic Development Financing Authority - Commonwealth of Pennsylvania Department of Transportation AMT	6.00%	6/30/2061	Baa2	23,880,000	25,178,642
Public Finance Authority - Driftwood Conservation District WI†	Zero Coupon	12/15/2039	NR	2,883,000	1,184,931
Public Finance Authority WI†	6.00%	11/15/2045	NR	14,500,000	14,088,708
State of Illinois GO	5.25%	5/1/2045	A2	2,500,000	2,612,689
State of Illinois GO	5.50%	5/1/2039	A2	8,280,000	8,863,584
State of Illinois GO	5.50%	10/1/2039	A2	4,000,000	4,397,119
State of Illinois GO	5.50%	3/1/2042	A2	5,250,000	5,650,026
State of Illinois GO	5.50%	3/1/2047	A2	15,270,000	16,001,235
State of Illinois GO	5.50%	5/1/2047	A2	6,000,000	6,291,383
STC Metropolitan District No. 2 CO GO†	6.25%	12/1/2055	NR	6,500,000	6,543,173
University City Industrial Development Authority MO	4.875%	6/15/2036	NR	1,000,000	1,026,789
University City Industrial Development Authority MO	5.50%	6/15/2042	NR	6,000,000	6,093,230
Total					351,285,880

Health Care 26.47%
Antelope Valley Healthcare District Obligated Group CA	5.00%	3/1/2041	BBB-	4,000,000	3,883,019
Antelope Valley Healthcare District Obligated Group CA	5.00%	3/1/2046	BBB-	3,300,000	3,013,813
Antelope Valley Healthcare District Obligated Group CA	5.25%	3/1/2036	BBB-	1,000,000	999,900
Arizona Industrial Development Authority - Navajo Health Foundation- Sage Memorial Hospital Inc Obligated Group†	7.625%	5/1/2054	NR	13,750,000	15,009,967

See Notes to Schedule of Investments.	113

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Astoria Hospital Facilities Authority - Columbia Lutheran Charities Obligated Group OR	5.25%	8/1/2049	BBB		$5,195,000	$5,234,460
Astoria Hospital Facilities Authority - Columbia Lutheran Charities Obligated Group OR	5.25%	8/1/2054	BBB		8,350,000	8,384,164
Atlanta Development Authority - Georgia ProtonCare Center Inc(c)	6.00%	1/1/2023	NR		2,000,000	1,140,000
Atlanta Development Authority - Georgia ProtonCare Center Inc(c)	6.75%	1/1/2035	NR		1,500,000	855,000
Atlanta Development Authority - Georgia ProtonCare Center Inc(c)	7.00%	1/1/2040	NR		4,000,000	2,280,000
Berks County Municipal Authority - Tower Health Obligated Group PA	Zero Coupon	6/30/2044	NR		23,200,000	16,057,848
Berks County Municipal Authority - Tower Health Obligated Group PA	5.00%	6/30/2039	NR		43,616,000	39,302,286
Berks County Municipal Authority - Tower Health Obligated Group PA	6.00%	6/30/2034	NR		3,253,832	3,497,881
Berks County Municipal Authority - Tower Health Obligated Group PA	8.00%	6/30/2034	NR		6,493,734	6,515,774
Bucks County Industrial Development Authority - Grand View Hospital/ Sellersville Obligated Group PA	4.00%	7/1/2046	BBB+		15,000,000	12,968,321
Buffalo & Erie County Industrial Land Development Corp. - Catholic Health System Obligated Group NY	4.00%	7/1/2045	B		2,880,000	2,320,841
Buffalo & Erie County Industrial Land Development Corp. - Catholic Health System Obligated Group NY	5.00%	7/1/2040	B		11,020,000	10,474,389
California Municipal Finance Authority - Community Health Centers of The Central Coast Inc	5.75%	12/1/2055	BBB	(b)	5,000,000	5,196,212
California Municipal Finance Authority - Community Hospitals of Central California Obligated Group	3.00%	2/1/2046	BBB+		5,000,000	3,737,056
California Municipal Finance Authority - Palomar Health Obligated Group COPS†	5.00%	11/1/2027	CCC+		2,435,000	2,308,063
California Public Finance Authority - Kendal At Ventura†	10.00%	5/15/2028	NR		6,500,000	6,744,280
California Public Finance Authority - Kendal At Ventura†	12.00%	5/15/2028	NR		1,000,000	1,085,018

114	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
California Public Finance Authority - QSH/LB LLC†	6.50%	6/1/2055	NR		$2,840,000	$2,930,487
California Public Finance Authority - QSH/LB LLC†	6.625%	6/1/2065	NR		8,750,000	9,038,459
California Public Finance Authority - QSH/MB LLC†	6.75%	7/1/2065	NR		14,815,000	15,812,946
California Statewide Communities Development Authority - Loma Linda University Medical Center Obligated Group†	5.25%	12/1/2048	BB+		4,080,000	4,111,213
California Statewide Communities Development Authority - Loma Linda University Medical Center Obligated Group	5.50%	12/1/2054	BB+		13,695,000	13,727,504
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group†	5.00%	12/1/2041	BB+		1,700,000	1,704,140
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group†	5.00%	12/1/2046	BB+		6,100,000	6,100,953
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group	5.25%	12/1/2044	BB+		12,840,000	12,877,065
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group†	5.25%	12/1/2056	BB+		36,625,000	36,654,765
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group†	5.50%	12/1/2058	BB+		37,035,000	37,426,919
Capital Projects Finance Authority - Trilogy Community Development Foundation Inc Obligated Group FL†	7.125%	1/1/2065	NR		6,250,000	6,404,506
Capital Projects Finance Authority - Trilogy Community Development Foundation Inc Obligated Group FL†	7.25%	1/1/2055	NR		4,000,000	4,174,277
Capital Trust Authority - Convivial St Petersburg LLC FL†	12.00%	10/3/2029	NR		6,000,000	6,140,096
Chester County Health & Education Facilities Authority - Immaculata University PA	5.00%	11/1/2037	BB-	(b)	4,000,000	3,734,569
Chester County Health & Education Facilities Authority - Immaculata University PA	5.00%	11/1/2046	BB-	(b)	4,150,000	3,487,214

See Notes to Schedule of Investments.	115

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
City of Blaine - Crest View Obligated Group MN(c)	6.125%	7/1/2050	NR	$4,468,580	$2,457,719
City of Colby KS - Citizens Medical Center Inc	5.50%	7/1/2026	NR	7,400,000	7,399,923
City of Fruita Healthcare Revenue - Lower Valley Hospital Association Obligated Group CO†	5.50%	1/1/2048	NR	16,350,000	15,728,904
City of Jacksonville - Genesis Health Inc Obligated Group FL	5.00%	11/1/2050	A-	6,635,000	6,645,980
City of Wichita - Presbyterian Manors Obligated Group KS	5.75%	5/15/2045	NR	2,000,000	1,953,610
County of Howard - Columbia Vantage House Corp MD	5.00%	4/1/2044	NR	1,955,000	1,824,841
County of Howard - Columbia Vantage House Corp MD	5.00%	4/1/2046	NR	7,000,000	6,342,879
County of Muskingum - Genesis Healthcare System Obligated Group OH	5.00%	2/15/2033	BB+	2,765,000	2,770,654
County of Muskingum - Genesis Healthcare System Obligated Group OH	5.00%	2/15/2044	BB+	15,000,000	14,953,039
County of Okaloosa - AIR Force Enlisted Village Inc Obligated Group FL†	5.75%	5/15/2060	NR	1,685,000	1,701,047
County of Washington - Marietta Area Health Care Inc Obligated Group OH	6.75%	12/1/2052	NR	16,600,000	17,137,269
County of Wilson - Wilson County Hospital KS	5.60%	9/1/2036	NR	3,530,000	3,141,047
Crawford County Hospital Authority - Meadville Medical Center Obligated Group PA	6.00%	6/1/2046	NR	2,225,000	2,229,607
Crawford County Hospital Authority - Meadville Medical Center Obligated Group PA	6.00%	6/1/2051	NR	2,600,000	2,602,776
Denver Health & Hospital Authority CO	5.25%	12/1/2045	BBB	3,700,000	3,701,210
Denver Health & Hospital Authority CO	6.00%	12/1/2055	BBB	1,250,000	1,345,774
Doylestown Hospital Authority - Doylestown Hospital Obligated Group PA†	5.375%	7/1/2039	NR	2,000,000	2,204,759
Duluth Economic Development Authority - Essentia Health Obligated Group MN	5.25%	2/15/2058	A-	8,500,000	8,532,104

116	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Florida Local Government Finance Commission - Ponte Vedra Pine Co LLC Obligated Group†	6.75%	11/15/2055	NR	$3,000,000	$3,125,646
Florida Local Government Finance Commission - Ponte Vedra Pine Co LLC Obligated Group†	6.875%	11/15/2064	NR	6,000,000	6,260,484
Florida Local Government Finance Commission - Sanctuary At Village On The Isle LLC/The†	11.00%	12/22/2030	NR	2,060,000	2,072,194
Glendale Industrial Development Authority - Beatitudes Campus Obligated Group AZ	5.00%	11/15/2036	NR	1,500,000	1,284,234
Glendale Industrial Development Authority - Beatitudes Campus Obligated Group AZ	5.00%	11/15/2040	NR	3,000,000	2,448,058
Grays Harbor County Public Hospital District No. 1 WA	6.875%	12/1/2049	BB+	7,500,000	8,314,676
Grays Harbor County Public Hospital District No. 1 WA	6.875%	12/1/2053	BB+	8,000,000	8,812,557
Holmes County Hospital Corp. FL(c)	5.75%	11/1/2026	NR	2,240,000	2,202,378
Holmes County Hospital Corp. FL	6.00%	11/1/2038	NR	7,115,000	6,125,824
Idaho Health Facilities Authority - North Canyon Medical Center Inc	7.00%	11/1/2048	NR	8,000,000	8,514,696
Idaho Health Facilities Authority - North Canyon Medical Center Inc	7.125%	11/1/2057	NR	7,000,000	7,473,456
Industrial Development Authority of the City of Phoenix Arizona - Christian Care Surprise Inc AZ	5.25%	12/1/2055	BBB	8,600,000	8,181,791
Industrial Development Authority of the City of Phoenix Arizona - Christian Care Surprise Inc AZ	5.50%	12/1/2065	BBB	14,205,000	13,787,323
Industrial Development Authority of the County of Pima - La Posada at Park Centre Inc Obligated Group AZ†	6.875%	11/15/2052	NR	4,000,000	4,282,599
Industrial Development Authority of the County of Pima - La Posada at Park Centre Inc Obligated Group AZ†	7.00%	11/15/2057	NR	5,500,000	5,901,940
Jefferson County Public Hospital District No. 2 WA	6.875%	12/1/2053	NR	10,000,000	10,431,189
King County Public Hospital District No. 4 WA	7.00%	12/1/2060	NR	25,200,000	25,799,972

See Notes to Schedule of Investments.	117

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Kremmling Memorial Hospital District CO†	6.375%	12/1/2049	NR	$4,495,000	$4,479,221
Kremmling Memorial Hospital District CO†	6.625%	12/1/2056	NR	6,125,000	6,099,111
Louisiana Local Government Environmental Facilities & Community Development Authority - St James Place of Baton Rouge Obligated Group	6.25%	11/15/2045	NR	6,100,000	6,099,553
Magnolia West Community Development District FL	5.35%	5/1/2037	NR	180,000	181,235
Maryland Health & Higher Educational Facilities Authority(d)	5.00%	7/1/2054	A+	4,230,000	4,374,455
Maryland Health & Higher Educational Facilities Authority(d)	5.25%	7/1/2054	A+	4,300,000	4,446,845
Maryland Health & Higher Educational Facilities Authority - Kennedy Krieger Institute Inc Obligated Group MD	5.25%	7/1/2051	BBB-	2,500,000	2,553,146
Maryland Health & Higher Educational Facilities Authority - Kennedy Krieger Institute Inc Obligated Group MD	5.50%	7/1/2056	BBB-	2,000,000	2,076,892
Maryland Health & Higher Educational Facilities Authority - TidalHealth Obligated Group(AG)	5.50%	7/1/2055	AA	5,000,000	5,342,402
Massachusetts Development Finance Agency - Beth Israel Lahey Health Obligated Group (AG)	5.50%	7/1/2055	AA	12,000,000	12,946,296
Massachusetts Development Finance Agency - Care Communities LLC Obligated Group MA†	6.50%	7/15/2060	NR	16,500,000	16,371,820
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	4.00%	7/1/2044	BBB-	11,125,000	9,639,379
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	5.00%	7/1/2044	BBB-	3,000,000	2,965,743
Michigan Finance Authority Provident Group - HFH Energy LLC	5.50%	2/28/2049	A3	1,100,000	1,163,376
Monroe County Hospital Authority - Centurion Foundation Lehigh Valley LLC PA†	5.10%	6/15/2039	NR	20,000,000	20,172,176
Moon Industrial Development Authority - Baptist Homes Society Obligated Group PA	6.00%	7/1/2045	NR	9,350,000	9,186,799

118	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
New Hampshire Business Finance Authority	5.43%	8/15/2035	NR	$10,760,000	$10,795,178
New Hampshire Business Finance Authority - Centurion Foundation Wilkens Avenue LLC	5.00%	9/15/2035	NR	9,820,000	9,820,074
New Hampshire Business Finance Authority - NFA UH SPV LLC†	5.625%	12/15/2033	NR	3,410,000	3,514,050
New Hampshire Business Finance Authority - NFA UH SPV LLC†	6.25%	12/15/2038	NR	3,565,000	3,746,038
New Hope Cultural Education Facilities Finance Corp. - Bella Vida Forefront Living Obligated Group TX	6.50%	10/1/2055	NR	2,180,000	2,253,729
New Hope Cultural Education Facilities Finance Corp. - Bella Vida Forefront Living Obligated Group TX	6.50%	10/1/2060	NR	1,875,000	1,931,102
New Hope Cultural Education Facilities Finance Corp. - SLF CHP LLC TX†	6.50%	7/1/2056	NR	19,600,000	19,125,999
New Jersey Economic Development Authority - Bancroft Neurohealth Obligated Group	5.00%	6/1/2036	NR	1,500,000	1,502,543
New Jersey Health Care Facilities Financing Authority - RWJ Barnabas Health Obligated Group	3.00%	7/1/2051	AA-	3,760,000	2,866,573
New York State Dormitory Authority - Catholic Health System Obligated Group	4.00%	7/1/2045	B	15,530,000	12,514,810
New York State Dormitory Authority - White Plains Hospital Obligated Group	5.25%	10/1/2049	BBB-	3,000,000	3,041,064
New York State Dormitory Authority - White Plains Hospital Obligated Group (AG)	5.50%	10/1/2054	AA	5,500,000	5,878,629
Niagara Area Development Corp. - Catholic Health System Obligated Group NY	4.50%	7/1/2052	B	3,490,000	2,915,761
Niagara Area Development Corp. - Catholic Health System Obligated Group NY	5.00%	7/1/2052	B	8,545,000	7,710,741
Norman Regional Hospital Authority Obligated Group OK	4.00%	9/1/2037	CCC	3,120,000	2,137,347
Norman Regional Hospital Authority Obligated Group OK	5.00%	9/1/2045	CCC	1,200,000	996,222
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.00%	8/15/2038	BB+	6,015,000	6,105,601

See Notes to Schedule of Investments.	119

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.25%	8/15/2048	BB+		$21,795,000	$21,487,006
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.50%	8/15/2044	NR		1,300,000	1,312,391
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.50%	8/15/2052	BB+		15,000,000	15,000,199
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.50%	8/15/2057	BB+		23,690,000	23,523,838
Pennsylvania Higher Educational Facilities Authority - University of Pennsylvania Health System Obligated Group/The	5.50%	8/15/2055	AA		4,150,000	4,505,755
Philadelphia Authority for Industrial Development - Greater Philadelphia Health Action Inc PA	5.75%	6/1/2050	BBB-	(b)	800,000	801,872
Philadelphia Authority for Industrial Development - Greater Philadelphia Health Action Inc PA	6.25%	6/1/2055	BBB-	(b)	1,500,000	1,554,847
Public Finance Authority - Bancroft Neurohealth Obligated Group WI†	4.625%	6/1/2036	NR		4,380,000	4,330,651
Public Finance Authority - Bancroft Neurohealth Obligated Group WI†	5.125%	6/1/2048	NR		7,345,000	6,741,931
Public Finance Authority - Lehigh Valley Health Network Inc WI†	7.25%	12/1/2042	NR		8,750,000	8,973,278
Public Finance Authority - Lehigh Valley Health Network Inc WI†	7.50%	12/1/2052	NR		8,650,000	8,940,400
Public Finance Authority - Munificent Behavioral Hospitals I Inc Obligated Group WI†	7.25%	1/1/2061	NR		13,000,000	13,740,766
Public Finance Authority - Proton International Alabama LLC WI†(c)	6.85%	10/1/2047	NR		3,000,000	300,000
Public Finance Authority - Proton Intl - Delray LLC WI†(c)	6.85%	11/1/2046	NR		2,000,000	700,000
Public Finance Authority - QCF Behavioral Hospitals I Obligated Group WI†	Zero Coupon	7/1/2064	NR		534,160,000	6,098,932
Public Finance Authority - QCF Behavioral Hospitals I Obligated Group WI†	7.50%	7/1/2059	NR		13,650,000	15,289,806
Public Finance Authority - RBS Evolution LLC WI†	10.00%	11/1/2038	NR		13,100,000	14,736,064
Rhode Island Health & Educational Building Corp. - Care New England Health System Obligated Group	5.00%	9/1/2031	BB-		3,000,000	3,010,789

120	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Roanoke County Economic Development Authority - Friendship Foundation VA	5.50%	#(a)	9/1/2058	NR		$10,615,000	$10,527,910
Shelby County Health Educational & Housing Facilities Board - Luke Inc Obligated Group TN	5.75%		10/1/2059	NR		11,500,000	7,705,104
Skagit County Public Hospital District No. 1 WA	5.50%		12/1/2054	Baa3		5,680,000	5,823,675
South Carolina Jobs-Economic Development Authority - Beaufort Memorial Hospital Obligated Group	5.50%		11/15/2044	BB		2,575,000	2,652,020
South Carolina Jobs-Economic Development Authority - Beaufort Memorial Hospital Obligated Group	5.75%		11/15/2054	BB		5,335,000	5,462,317
South Carolina Jobs-Economic Development Authority - Connexion Communities Obligated Group†	6.75%		10/15/2060	NR		17,500,000	17,526,344
South Carolina Jobs-Economic Development Authority - Hampton Regional Medical Center Obligated Group	5.00%		11/1/2042	NR		3,815,000	3,477,980
South Carolina Jobs-Economic Development Authority - Hampton Regional Medical Center Obligated Group	5.00%		11/1/2046	NR		6,070,000	5,274,944
South Carolina Jobs-Economic Development Authority - Kiawah Life Plan Village Inc	5.75%		11/15/2029	NR		3,500,000	3,500,578
South Carolina Jobs-Economic Development Authority - Kiawah Life Plan Village Inc	7.50%		11/15/2053	NR		9,000,000	9,520,770
South Carolina Jobs-Economic Development Authority - Kiawah Life Plan Village Inc	7.75%		11/15/2058	NR		17,600,000	18,816,475
South Carolina Jobs-Economic Development Authority - Wesley Commons Obligated Group	5.625%		10/1/2050	NR		650,000	649,730
South Carolina Jobs-Economic Development Authority - Wesley Commons Obligated Group	5.625%		10/1/2060	NR		1,750,000	1,715,329
Southeastern Ohio Port Authority - Marietta Area Healthcare Inc Obligated Group	5.50%		12/1/2043	B	(b)	5,025,000	4,909,957
Stamford Housing Authority - TJH Senior Living LLC Obligated Group CT	6.25%		10/1/2060	NR		1,000,000	997,509

See Notes to Schedule of Investments.	121

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Stamford Housing Authority - TJH Senior Living LLC Obligated Group CT	6.50%	10/1/2055	NR		$2,200,000	$2,240,165
Tarrant County Cultural Education Facilities Finance Corp TX(d)	5.00%	7/1/2053	A1		9,550,000	9,707,882
Upper San Juan Health Service District Medical Center Revenue CO	6.00%	6/1/2041	NR		2,225,000	2,225,516
Upper San Juan Health Service District Medical Center Revenue CO	6.125%	6/1/2046	NR		3,015,000	2,947,813
Washington State Housing Finance Commission - Horizon House Obligated Group/WA	6.25%	1/1/2056	BB	(b)	15,000,000	14,985,076
Washington State Housing Finance Commission - Horizon House Obligated Group/WA	6.25%	1/1/2061	BB	(b)	10,500,000	10,416,131
West Virginia Hospital Finance Authority - Vandalia Health Inc Obligated Group	6.00%	9/1/2048	BBB+		2,060,000	2,240,461
West Virginia Hospital Finance Authority - Vandalia Health Inc Obligated Group	6.00%	9/1/2053	BBB+		3,250,000	3,513,217
Westchester County Health Care Corp Obligated Group NY (AG)	5.00%	11/1/2047	AA		3,325,000	3,413,222
Westchester County Health Care Corp Obligated Group NY (AG)	5.75%	11/1/2053	AA		2,250,000	2,424,998
Westchester County Health Care Corp Obligated Group NY (AG)	6.50%	11/1/2055	AA		2,500,000	2,826,235
Westchester County Local Development Corp. - Westchester County Health Care Corp Obligated Group NY	6.50%	11/1/2030	NR		5,000,000	5,264,884
Westchester County Local Development Corp. - Westchester County Health Care Corp Obligated Group NY	7.25%	11/1/2045	NR		5,000,000	5,476,698
Westchester County Local Development Corp. - Westchester County Health Care Corp Obligated Group NY	7.50%	11/1/2055	NR		12,000,000	13,183,358
Wisconsin Health & Educational Facilities Authority - Capitol Lakes Inc	6.25%	11/15/2055	NR		5,765,000	5,713,938
Wisconsin Health & Educational Facilities Authority - Capitol Lakes Inc	6.375%	11/15/2060	NR		4,100,000	4,081,495
Wisconsin Health & Educational Facilities Authority - Centurion Foundation Se Wisconsin LLC	5.00%	9/15/2035	NR		7,320,000	7,320,055

122	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Wisconsin Health & Educational Facilities Authority - Centurion Foundation Se Wisconsin LLC	5.00%		9/15/2035	NR		$2,425,000	$2,425,018
Wisconsin Health & Educational Facilities Authority - Chiara Housing & Services Inc Obligated Group	5.625%		7/1/2045	NR		8,000,000	8,021,437
Wisconsin Health & Educational Facilities Authority - Chiara Housing & Services Inc Obligated Group	6.00%		7/1/2060	NR		2,500,000	2,515,382
Wisconsin Health & Educational Facilities Authority - Chiara Housing & Services Inc Obligated Group	6.625%		7/1/2060	NR		4,300,000	4,474,884
Wisconsin Health & Educational Facilities Authority - Sauk-Prairie Memorial Hospital Inc Obligated Group	5.375%		2/1/2048	Ba2		4,000,000	3,861,999
Wisconsin Health & Educational Facilities Authority - Wisconsin Masonic Home Obligated Group	5.75%		8/15/2059	BBB-	(b)	2,380,000	2,437,164
Total							1,119,305,669

Housing 4.97%
California Community Housing Agency Arbors Apartments†	5.00%		8/1/2050	NR		10,630,000	9,955,758
California Community Housing Agency Summit at Sausalito Apartments†	3.00%		2/1/2057	NR		14,310,000	9,704,935
California Community Housing Agency Summit at Sausalito Apartments†	4.00%		2/1/2050	NR		16,345,000	11,998,361
California Municipal Finance Authority	4.326%	#(a)	11/20/2040	NR		3,500,000	2,434,141
California Municipal Finance Authority - Ascent 613†	5.375%		1/1/2055	NR		2,500,000	2,459,692
California Municipal Finance Authority - Ascent 613†	5.50%		1/1/2060	NR		2,000,000	1,988,771
California Public Finance Authority - P3 Irvine SL Holdings LLC Obligated Group†	6.375%		6/1/2059	NR		17,700,000	16,919,573
California Public Finance Authority - P3 Irvine SL Holdings LLC Obligated Group†	6.50%		6/1/2054	NR		15,100,000	14,790,743
Capital Projects Finance Authority - Provident Group - Continuum Properties LLC FL	5.00%		11/1/2038	Baa3		1,000,000	1,036,620
Capital Projects Finance Authority - Provident Group - Continuum Properties LLC FL	5.00%		11/1/2040	Baa3		1,000,000	1,015,000

See Notes to Schedule of Investments.	123

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Housing (continued)
Capital Projects Finance Authority - Provident Group - Continuum Properties LLC FL	5.00%		11/1/2048	Baa3		$1,350,000	$1,298,700
Capital Projects Finance Authority - Provident Group - Continuum Properties LLC FL	5.00%		11/1/2053	Baa3		1,770,000	1,679,057
Capital Projects Finance Authority - Provident Group - Continuum Properties LLC FL	5.00%		11/1/2058	Baa3		1,750,000	1,641,041
CMFA Special Finance Agency CA†	4.00%		12/1/2045	NR		9,650,000	7,208,560
CSCDA Community Improvement Authority Dublin CA†	4.00%		2/1/2057	NR		4,500,000	3,346,294
CSCDA Community Improvement Authority Jefferson Platinum Triangle Apartments CA†	3.125%		8/1/2056	NR		6,500,000	4,859,078
CSCDA Community Improvement Authority Orange Portfolio CA†	4.00%		3/1/2057	NR		3,500,000	2,581,697
CSCDA Community Improvement Authority Pasadena Portfolio CA†	4.00%		12/1/2056	NR		13,250,000	10,044,830
CSCDA Community Improvement Authority Westgate Apartments CA†	3.00%		6/1/2047	NR		14,640,000	10,273,759
CSCDA Community Improvement Authority Westgate Apartments CA†	4.00%		6/1/2057	NR		25,980,000	7,745,033
Indiana Finance Authority - CHF-Tippecanoe LLC	5.375%		6/1/2064	BBB-		5,450,000	5,498,842
Indiana Finance Authority - SFP-PUFW I LLC	5.00%		7/1/2054	BBB-		1,445,000	1,446,318
Indiana Finance Authority - SFP-PUFW I LLC	5.00%		7/1/2059	BBB-		1,400,000	1,391,695
Indiana Finance Authority - SFP-PUFW I LLC	5.25%		7/1/2064	BBB-		3,975,000	4,011,104
Iowa Finance Authority - Lifespace Communities Inc Obligated Group	7.50%		5/15/2053	BBB	(b)	5,750,000	6,348,086
Maryland Economic Development Corp.	5.75%		7/1/2053	BBB-		2,000,000	2,109,911
Maryland Economic Development Corp.	6.00%		7/1/2058	BBB-		5,000,000	5,329,555
Massachusetts Development Finance Agency - PRG Medford Properties Inc	5.25%		6/1/2060	A		3,000,000	3,099,593
New Hampshire Business Finance Authority†	4.086%	#(a)	1/20/2041	NR		2,750,000	2,142,834
New Hampshire Business Finance Authority	5.75%		4/28/2042	BBB		4,750,000	4,966,607

124	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Housing (continued)
Palm Beach County School District - Lifespace Communities Inc Obligated Group FL	7.50%	5/15/2053	BBB	(b)	$1,000,000	$1,104,015
Palm Beach County School District - Lifespace Communities Inc Obligated Group FL	7.625%	5/15/2058	BBB	(b)	2,000,000	2,213,801
Public Finance Authority - CHF-Manoa LLC WI†	5.75%	7/1/2053	BBB-		11,540,000	11,590,999
Public Finance Authority - CHF-Manoa LLC WI†	5.75%	7/1/2063	BBB-		9,870,000	9,829,560
Vail Home Partners Corp. CO†	5.875%	10/1/2055	NR		2,500,000	2,544,456
Vail Home Partners Corp. CO†	6.00%	10/1/2064	NR		5,250,000	5,358,859
Virginia Beach Development Authority - Westminster-Canterbury on Chesapeake Bay Obligated Group	7.00%	9/1/2053	BB+	(b)	8,000,000	8,783,543
Washington State Housing Finance Commission - Provident Group - SH II Properties LLC (BAM)†	5.25%	7/1/2064	AA		2,500,000	2,506,145
Washington State Housing Finance Commission - Provident Group-SH I Properties LLC	5.00%	7/1/2054	BBB-		2,000,000	1,896,350
Washington State Housing Finance Commission - Provident Group-SH I Properties LLC	5.50%	7/1/2044	BBB-		1,350,000	1,400,422
Washington State Housing Finance Commission - Provident Group-SH I Properties LLC	5.50%	7/1/2049	BBB-		1,000,000	1,020,167
Washington State Housing Finance Commission - Provident Group-SH I Properties LLC	5.50%	7/1/2059	BBB-		2,500,000	2,515,698
Total						210,090,203

Lease Obligations 0.48%
City of Charlotte NC	3.00%	6/1/2048	AA+		12,715,000	9,563,782
Kansas City Industrial Development Authority - City of Kansas City MO Historic Northeast Redevelopment Area MO†	5.00%	6/1/2046	NR		2,790,000	2,721,717
Kansas City Industrial Development Authority - City of Kansas City MO Historic Northeast Redevelopment Area MO†	5.00%	6/1/2054	NR		1,525,000	1,440,851

See Notes to Schedule of Investments.	125

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Lease Obligations (continued)
New Jersey Economic Development Authority - NYNJ Link Borrower LLC AMT	5.625%		1/1/2052	A-	$6,500,000	$6,505,456
Total						20,231,806

Other Revenue 3.87%
Allentown Neighborhood Improvement Zone Development Authority PA†	6.00%		5/1/2042	NR	7,865,000	8,032,005
Anson Education Facilities Corp. - Arlington Classics Academy TX	5.00%		8/15/2045	BBB-	2,250,000	2,191,356
Arizona Industrial Development Authority - Odyssey Preparatory Academy Inc†	5.50%		7/1/2052	BB-	2,850,000	2,668,669
Arlington Higher Education Finance Corp. - Newman International Academy TX	5.50%		8/15/2046	NR	5,000,000	3,997,575
Capital Trust Agency, Inc. - Educational Growth Fund FL†	5.00%		7/1/2056	NR	18,350,000	15,871,533
Capital Trust Agency, Inc. - Franklin Academy Series 2020 Obligated Group FL†	5.00%		12/15/2050	NR	10,000,000	8,910,560
Chester County Industrial Development Authority - Collegium Charter School PA	5.25%		10/15/2047	BB	7,210,000	6,489,426
Commonwealth of Puerto Rico	Zero Coupon	#(a)	11/1/2051	NR	796,127	269,688
Commonwealth of Puerto Rico GO	Zero Coupon	#(a)	11/1/2051	NR	15,788,384	10,341,392
County of Broward FL Convention Center Hotel Revenue(d)	5.50%		1/1/2055	AA	17,000,000	17,933,237
Florida Development Finance Corp. - Franklin Academy Series 2016 Obligated Group†	5.00%		7/15/2046	NR	4,000,000	3,683,974
Florida Development Finance Corp. - Palm Bay Academy Inc†	Zero Coupon		5/15/2037	NR	940,000	9
Florida Development Finance Corp. - Palm Bay Academy Inc†	6.375%		5/15/2037	NR	2,575,000	2,367,819
Florida Development Finance Corp. - Palm Bay Academy Inc†	6.375%		5/15/2037	NR	1,220,000	122,000
Florida Development Finance Corp. - Renaissance Charter School Inc Series 2020C/D Obligated Group†	5.00%		9/15/2050	NR	3,505,000	3,057,737
GDB Debt Recovery Authority of Puerto Rico	7.50%		8/20/2040	NR	362,050	350,966

126	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other Revenue (continued)
Industrial Development Authority of the City of Phoenix Arizona - BASIS Schools Inc Obligated Group AZ†	5.00%	7/1/2046	BB+	$5,130,000	$4,906,897
Industrial Development Authority of the County of Pima - Edkey Inc Obligated Group AZ†(c)	5.00%	7/1/2049	NR	6,000,000	4,800,000
Industrial Development Authority of the County of Pima - Edkey Inc Obligated Group AZ†(c)	5.00%	7/1/2055	NR	4,000,000	3,200,000
Maryland Economic Development Corp.(c)	5.00%	12/1/2031	NR	10,700,000	7,169,000
Maryland Economic Development Corp.(c)	5.25%	12/1/2031	NR	3,000,000	2,010,000
Michigan Finance Authority - Bradford Academy	4.30%	9/1/2030	NR	650,000	618,852
Michigan Finance Authority - Bradford Academy	4.80%	9/1/2040	NR	1,845,000	1,588,195
Michigan Finance Authority - Bradford Academy	5.00%	9/1/2050	NR	3,010,000	2,349,784
Michigan Public Educational Facilities Authority - Crescent Academy	7.00%	10/1/2036	NR	535,000	535,381
Municipal Improvement Corp. of Los Angeles(d)	5.50%	5/1/2055	A+	22,000,000	23,763,587
Plymouth Educational Center Charter School MI	5.375%	11/1/2030	NR	1,425,000	570,000
Public Finance Authority - Inperium Inc Obligated Group WI†	5.50%	12/1/2044	NR	2,500,000	2,528,601
Public Finance Authority - Inperium Inc Obligated Group WI†	5.75%	12/1/2054	NR	12,000,000	12,060,870
Utah Charter School Finance Authority - Freedom Academy Foundation†	5.375%	6/15/2048	NR	5,150,000	4,590,607
Washington State Convention Center Public Facilities District	3.00%	7/1/2058	Baa1	2,400,000	1,593,711
Washington State Convention Center Public Facilities District	4.00%	7/1/2058	Baa1	6,000,000	4,927,598
Total					163,501,029

Pollution Control 0.29%
Pennsylvania Economic Development Financing Authority - Noble Environmental Inc PA†	6.875%	9/1/2047	NR	12,000,000	12,450,158

See Notes to Schedule of Investments.	127

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax 4.67%
Allentown Neighborhood Improvement Zone Development Authority PA†	5.25%	5/1/2042	NR	$5,000,000	$5,117,085
Allentown Neighborhood Improvement Zone Development Authority PA†	6.00%	5/1/2042	NR	10,620,000	11,133,403
Arborwood Community Development District FL	6.90%	5/1/2036	NR	545,000	545,483
Arborwood Community Development District FL	6.90%	5/1/2036	NR	25,000	25,018
Babcock Ranch Community Independent Special District FL	5.00%	5/1/2053	NR	4,000,000	3,849,809
Babcock Ranch Community Independent Special District Series 2024 Assessment Area FL†	5.00%	5/1/2044	NR	1,370,000	1,375,400
Babcock Ranch Community Independent Special District Series 2024 Assessment Area FL†	5.25%	5/1/2055	NR	2,000,000	1,990,922
Black Desert Public Infrastructure District Black Desert Assessment Area No 1 UT†	5.625%	12/1/2053	NR	15,435,000	15,565,494
Black Ridge Infrastructure Financing District Black Ridge Assessment Area UT	5.00%	12/1/2035	NR	3,140,000	3,162,326
Black Ridge Infrastructure Financing District Black Ridge Assessment Area UT	6.25%	12/1/2054	NR	8,400,000	8,448,382
Celebration Pointe Community Development District No. 1 FL(c)	3.375%	5/1/2041	NR	3,970,000	3,176,000
Celebration Pointe Community Development District No. 1 FL(c)	5.00%	5/1/2048	NR	6,555,000	5,244,000
City of Mesquite TX	5.50%	9/1/2045	NR	1,050,000	1,052,165
City of Mesquite TX	5.75%	9/1/2055	NR	1,300,000	1,293,745
City of North Las Vegas Special Improvement District No 67 Apex Moonwater West NV†	6.50%	6/1/2045	NR	6,495,000	6,582,592
City of North Las Vegas Special Improvement District No 67 Apex Moonwater West NV†	6.75%	6/1/2055	NR	8,440,000	8,532,411
County of Denton Green Meadows Public Improvement District Improvement Area #1 TX†	5.625%	12/31/2055	NR	2,725,000	2,806,489
County of Denton Green Meadows Public Improvement District Major Improvement Area TX†	5.875%	12/31/2045	NR	2,500,000	2,578,459

128	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax (continued)
County of Denton Green Meadows Public Improvement District Major Improvement Area TX†	6.125%	12/31/2055	NR	$3,100,000	$3,200,079
Fairfield Community Facilities District - City of Fairfield Community Facilities District No 2023-1 Area No 1 CA	5.00%	9/1/2049	NR	3,205,000	3,253,587
Grandview Industrial Development Authority MO Tax Allocation(c)	5.75%	12/1/2028	NR	1,000,000	640,000
Industrial Development Authority of the City of St. Louis Missouri	4.375%	11/15/2035	NR	3,585,000	3,374,582
Industrial Development Authority of the City of St. Louis Missouri	4.75%	11/15/2047	NR	13,375,000	11,794,070
Inland Valley Development Agency CA Tax Allocation	5.25%	9/1/2037	A+	3,375,000	3,401,084
Lakewood Ranch Stewardship District FL	6.30%	5/1/2054	NR	4,450,000	4,681,128
Mida Mountain Village Public Infrastructure District - Mountain Village Assessment Area No 2 UT†	4.00%	8/1/2050	NR	7,845,000	6,695,889
Mida Mountain Village Public Infrastructure District UT†	5.00%	8/1/2050	NR	3,500,000	3,435,193
Military Installation Development Authority UT	4.00%	6/1/2052	NR	10,000,000	8,186,458
New York City Transitional Finance Authority(d)	5.50%	5/1/2052	AAA	11,600,000	12,424,147
New York Transportation Dev. Corp.(d)	6.00%	6/30/2055	Baa3	20,000,000	21,082,874
New York Transportation Development Corp(d)	6.00%	6/30/2050	Baa3	6,500,000	6,897,324
Peninsula Town Center Community Development Authority VA†	5.00%	9/1/2037	NR	875,000	883,555
Peninsula Town Center Community Development Authority VA†	5.00%	9/1/2045	NR	6,350,000	6,293,759
Rocky Mountain Rail Park Metropolitan District CO GO†	5.00%	12/1/2041	NR	2,000,000	1,957,237
Rocky Mountain Rail Park Metropolitan District CO GO†	5.00%	12/1/2051	NR	7,020,000	6,425,103
Stone Canyon Community Improvement District MO(c)	5.70%	4/1/2022	NR	1,485,000	311,850
Tern Bay Community Development District FL	5.375%	5/1/2037	NR	330,000	330,321
Village Community Development District No. 13 FL	3.25%	5/1/2052	NR	4,335,000	3,210,405

See Notes to Schedule of Investments.	129

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax (continued)
Wolf Creek Infrastructure Financing District No. 1 Wolf Creek Assessment Area 1 UT	5.75%	12/1/2044	NR	$6,265,000	$6,417,114
Total					197,374,942

Tax Revenue 4.95%
Allentown Neighborhood Improvement Zone Development Authority PA†	5.375%	5/1/2042	NR	5,200,000	5,263,087
American Samoa Economic Development Authority†	5.25%	9/1/2045	Ba3	1,125,000	1,126,329
American Samoa Economic Development Authority†	6.50%	9/1/2028	Ba3	1,755,000	1,831,438
City of Garden City - City of Garden City STAR Bond District KS†	5.375%	6/1/2039	NR	1,125,000	1,139,212
City of Reno - County of Washoe NV Sales Tax Revenue NV†	Zero Coupon	7/1/2058	NR	20,500,000	3,243,451
City of Reno - County of Washoe NV Sales Tax Revenue NV†	Zero Coupon	7/1/2058	NR	18,500,000	2,120,318
County of Monongalia - Monongalia County Building Commission Development District No 4 WV Tax Allocation†	5.00%	6/1/2033	NR	395,000	412,933
County of Monongalia - Monongalia County Building Commission Development District No 4 WV Tax Allocation†	5.75%	6/1/2043	NR	875,000	926,246
County of Monongalia - Monongalia County Building Commission Development District No 4 WV Tax Allocation†	6.00%	6/1/2053	NR	1,535,000	1,612,473
Dallas Area Rapid Transit TX	3.00%	12/1/2047	AA+	5,000,000	3,766,293
Downtown Revitalization Public Infrastructure District - City of Salt Lake City UT Revitalization Sales Tax Revenue UT (AG)	5.50%	6/1/2055	AA	6,760,000	7,172,089
Downtown Revitalization Public Infrastructure District - City of Salt Lake City UT Revitalization Sales Tax Revenue UT (AG)	5.50%	6/1/2055	AA	4,500,000	4,774,320
Metropolitan Pier & Exposition Authority IL (NATL)	Zero Coupon	12/15/2037	A	10,000,000	6,275,067

130	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
Mida Mountain Village Public Infrastructure District - Military Installation Development Authority Military Recreation Facilities Project Area UT Tax Allocation†	5.75%	6/15/2044	NR	$860,000	$881,068
Mida Mountain Village Public Infrastructure District - Military Installation Development Authority Military Recreation Facilities Project Area UT Tax Allocation†	6.00%	6/15/2054	NR	4,035,000	4,144,530
Mida Mountain Village Public Infrastructure District UT†	5.50%	6/1/2050	NR	1,850,000	1,854,387
Mida Mountain Village Public Infrastructure District UT†	5.50%	6/1/2055	NR	2,000,000	1,985,208
Mida Mountain Village Public Infrastructure District UT†	5.75%	6/1/2060	NR	2,650,000	2,677,311
New York Liberty Development Corp. TCRS (BAM)	3.00%	2/15/2042	AA	4,115,000	3,577,706
New York State Dormitory Authority - State of New York Personal Income Tax Revenue	3.00%	3/15/2049	Aa1	2,505,000	1,867,367
New York State Dormitory Authority - State of New York Personal Income Tax Revenue(d)	5.25%	3/15/2052	Aa1	12,610,000	13,261,909
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2033	NR	3,965,000	3,009,102
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	10,225,000	10,016,736
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	124,000	121,474
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.75%	7/1/2053	NR	64,706,000	61,087,621
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.784%	7/1/2058	NR	15,093,000	14,115,466
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.00%	7/1/2058	NR	47,960,000	46,252,000
Washington State Convention Center Public Facilities District	3.00%	7/1/2048	Baa1	6,710,000	4,898,627
Total					209,413,768

See Notes to Schedule of Investments.	131

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Taxable Revenue - Water & Sewer 0.56%
City of Chicago IL Waterworks Revenue(d)	5.50%	11/1/2062	AA	$20,290,000	$21,469,892
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	4.00%	7/1/2047	NR	2,500,000	2,213,353
Total					23,683,245

Tobacco 6.28%
Buckeye Tobacco Settlement Financing Authority OH	5.00%	6/1/2055	NR	109,230,000	88,556,562
California Statewide Financing Authority	Zero Coupon	6/1/2046	NR	26,325,000	6,669,568
California Statewide Financing Authority†	Zero Coupon	6/1/2055	NR	42,500,000	2,536,744
District of Columbia Tobacco Settlement Financing Corp.	Zero Coupon	6/15/2046	NR	4,780,000	1,033,473
District of Columbia Tobacco Settlement Financing Corp.	Zero Coupon	6/15/2055	NR	21,000,000	2,072,055
District of Columbia Tobacco Settlement Financing Corp.	Zero Coupon	6/15/2055	NR	100,000,000	8,786,370
Erie Tobacco Asset Securitization Corp. NY†	Zero Coupon	6/1/2060	NR	30,000,000	879,765
Golden State Tobacco Securitization Corp. CA	Zero Coupon	6/1/2066	NR	280,775,000	27,525,468
Inland Empire Tobacco Securitization Corp. - Inland Empire Tobacco Securitization Corp CA	Zero Coupon	6/1/2036	CCC	19,000,000	9,327,201
Inland Empire Tobacco Securitization Corp. CA†	Zero Coupon	6/1/2057	CCC	47,000,000	2,923,593
Michigan Tobacco Settlement Finance Authority	Zero Coupon	6/1/2058	NR	93,300,000	1,640,121
Monroe Tobacco Asset Securitization Corp. NY†	Zero Coupon	6/1/2061	NR	22,900,000	760,910
Nassau County Tobacco Settlement Corp. NY	Zero Coupon	6/1/2060	NR	50,000,000	2,950,180
Nassau County Tobacco Settlement Corp. NY	5.00%	6/1/2035	CC	3,170,000	2,586,397
Nassau County Tobacco Settlement Corp. NY	5.25%	6/1/2026	CC	3,218,190	2,769,770
Rockland Tobacco Asset Securitization Corp. NY†	Zero Coupon	8/15/2060	NR	41,035,000	2,972,575
Silicon Valley Tobacco Securitization Authority CA	Zero Coupon	6/1/2036	NR	10,000,000	5,611,969

132	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tobacco (continued)
Silicon Valley Tobacco Securitization Authority CA	Zero Coupon		6/1/2041	NR	$8,000,000	$2,949,202
Silicon Valley Tobacco Securitization Authority CA	Zero Coupon		6/1/2056	NR	20,000,000	1,814,292
Tobacco Securitization Authority of Southern California - San Diego County Tobacco Asset Securitization Corp	Zero Coupon		6/1/2046	CCC-	7,500,000	1,245,992
Tobacco Securitization Authority of Southern California - San Diego County Tobacco Asset Securitization Corp	Zero Coupon		6/1/2046	CCC-	10,000,000	2,459,661
Tobacco Settlement Financing Corp. RI	Zero Coupon		6/1/2052	CCC-	15,885,000	2,312,414
Tobacco Settlement Financing Corp. VA	Zero Coupon		6/1/2047	CCC-	9,500,000	2,360,141
Tobacco Settlement Financing Corp. VA	Zero Coupon		6/1/2047	CCC-	110,695,000	28,076,757
Tobacco Settlement Financing Corp. VA	5.00%		6/1/2047	B-	36,735,000	30,618,623
TSASC, Inc. NY	5.00%		6/1/2045	CCC+	9,670,000	8,482,770
TSASC, Inc. NY	5.00%		6/1/2048	NR	17,835,000	15,481,727
Total						265,404,300

Transportation 12.13%
Build NYC Resource Corp. - TRIPS Obligated Group NY AMT	5.50%		7/1/2055	BBB+	2,875,000	2,972,344
Chicago O’Hare International Airport IL AMT	5.50%		1/1/2055	A+	2,500,000	2,606,823
City & County of Denver - United Airlines Inc CO AMT	5.00%		10/1/2032	BB+	7,300,000	7,307,998
City of Houston Airport System Revenue - United Airlines Inc TX AMT	5.50%		7/15/2038	Ba2	4,250,000	4,594,274
City of Houston Airport System Revenue - United Airlines Inc TX AMT	5.50%		7/15/2039	Ba2	4,700,000	5,047,221
E-470 Public Highway Authority CO (NATL)	Zero Coupon		9/1/2031	A+	20,000,000	17,014,338
Florida Development Finance Corp. - AAF Operations Holdings LLC AMT†	Zero Coupon	#(a)	7/15/2032	NR	16,500,000	5,940,000
Florida Development Finance Corp. - AAF Operations Holdings LLC AMT†	12.00%	#(a)	7/15/2059	NR	9,000,000	3,240,000

See Notes to Schedule of Investments.	133

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Transportation (continued)
Foothill-Eastern Transportation Corridor Agency CA	3.95%	1/15/2053	A		$6,235,000	$5,605,474
Foothill-Eastern Transportation Corridor Agency CA (AG)	3.50%	1/15/2053	AA		5,425,000	4,415,100
Greater Asheville Regional Airport Authority NC (AG) AMT	5.25%	7/1/2048	AA		1,250,000	1,284,429
Greater Orlando Aviation Authority FL AMT	4.00%	10/1/2049	AA		6,370,000	5,641,168
Louisiana Public Facilities Authority - Calcasieu Bridge Partners LLC AMT	5.75%	9/1/2064	Baa3		39,580,000	40,810,150
Maryland Economic Development Corp. - City of Baltimore Port Covington Development District Tax Allocation	4.00%	9/1/2050	NR		10,000,000	8,385,470
Metropolitan Nashville Airport Authority TN AMT	5.50%	7/1/2052	A1		9,400,000	9,818,652
Metropolitan Transportation Authority NY	4.00%	11/15/2050	A		5,000,000	4,472,535
Metropolitan Transportation Authority NY(d)	4.75%	11/15/2045	A		14,710,000	14,702,997
Metropolitan Transportation Authority NY(d)	5.25%	11/15/2055	A		7,000,000	7,145,415
New Jersey Economic Development Authority - DRP Urban Renewal 4 LLC AMT†	6.625%	1/1/2045	NR		8,750,000	9,068,406
New York City Transitional Development Corp. - JFK NTO LLC NY AMT	5.375%	6/30/2060	Baa3		34,340,000	34,369,234
New York State Thruway Authority TCRS (BAM)	3.00%	1/1/2051	AA		5,365,000	3,891,781
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%	10/1/2040	Baa2		8,480,000	8,600,919
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.625%	4/1/2040	Baa2		13,000,000	13,645,646
New York Transportation Development Corp. - Delta Air Lines Inc AMT	6.00%	4/1/2035	Baa2		9,000,000	9,923,150
New York Transportation Development Corp. - Empire State Thruway Partners LLC AMT	4.00%	4/30/2053	BBB-	(b)	4,000,000	3,403,676
New York Transportation Development Corp. - JFK Millennium Partners LLC AMT	5.50%	12/31/2060	BBB-		82,500,000	83,451,439
New York Transportation Development Corp. - JFK NTO LLC AMT	5.50%	6/30/2060	Baa3		23,185,000	23,387,611

134	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
New York Transportation Development Corp. - JFK NTO LLC AMT	6.00%		6/30/2054	Baa3	$21,500,000	$22,233,356
New York Transportation Development Corp. - Laguardia Gateway Partner AMT	4.00%		7/1/2041	Baa2	5,000,000	4,716,778
New York Transportation Development Corp. - Laguardia Gateway Partner AMT	5.25%		1/1/2050	AA	8,730,000	8,730,349
North Parkway Municipal Management District No. 1 TX†	4.75%		9/15/2041	NR	1,930,000	1,860,626
Oklahoma Turnpike Authority(d)	5.50%		1/1/2054	Aa3	5,270,000	5,722,289
Oklahoma Turnpike Authority(d)	5.50%		10/1/2054	Aa3	12,500,000	13,573,784
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	3.00%		12/1/2051	Aa3	5,375,000	4,003,774
Port Authority of New York & New Jersey AMT	5.50%		8/1/2052	AA-	3,500,000	3,692,729
Port of Portland Airport Revenue OR AMT	5.50%		7/1/2048	AA-	6,250,000	6,604,074
Public Finance Authority - Million Air Three Obligated Group WI AMT†	6.25%		9/1/2046	NR	1,500,000	1,547,670
Public Finance Authority - Million Air Three Obligated Group WI AMT†	7.00%		9/1/2054	NR	5,810,000	6,173,669
Public Finance Authority - SR 400 Peach Partners LLC WI AMT	5.75%		6/30/2060	Baa3	23,000,000	23,752,486
Public Finance Authority - SR 400 Peach Partners LLC WI AMT	5.75%		12/31/2065	Baa3	37,000,000	38,127,046
Texas Private Activity Bond Surface Transportation Corp. - NTE Mobility Partners LLC AMT	5.50%		12/31/2058	Baa1	2,500,000	2,592,068
Tulsa Municipal Airport Trust Trustees - American Airlines Inc OK AMT	6.25%		12/1/2035	B+	8,175,000	9,367,158
Virginia Small Business Financing Authority - 95 Express Lanes LLC AMT	4.00%		1/1/2048	BBB	21,990,000	19,241,162
Total						512,685,268

Utilities 4.78%
Black Belt Energy Gas District AL(d)	5.00%		10/1/2035	A2	18,500,000	19,069,902
Black Belt Energy Gas District AL	5.25%	#(a)	5/1/2055	A1	6,250,000	6,791,622
Black Belt Energy Gas District AL	5.50%	#(a)	6/1/2049	A2	9,450,000	9,972,660
Black Belt Energy Gas District AL	5.50%	#(a)	11/1/2053	A2	16,335,000	17,151,613
California Community Choice Financing Authority	5.00%	#(a)	1/1/2056	A1	5,000,000	5,271,567

See Notes to Schedule of Investments.	135

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
California Community Choice Financing Authority(d)	5.25%	#(a)	11/1/2054	A2	$14,000,000	$14,853,963
City of Baltimore MD(d)	5.25%		7/1/2047	AA-	7,190,000	7,586,471
City of Baltimore MD(d)	5.25%		7/1/2052	AA-	12,190,000	12,861,715
City of Compton Water Revenue CA	6.00%		8/1/2039	NR	3,710,000	3,794,978
City of Osceola - Plum Point Energy Associates LLC AR AMT	5.50%	#(a)	4/1/2036	NR	16,450,000	16,450,000
County of Jefferson Sewer Revenue AL	5.50%		10/1/2053	BBB+	5,000,000	5,232,300
Energy Southeast A Cooperative District AL	5.25%	#(a)	7/1/2054	A1	6,000,000	6,532,080
Energy Southeast A Cooperative District AL	5.75%	#(a)	4/1/2054	A1	7,500,000	8,310,485
Guam Government Waterworks Authority - Guam Waterworks Authority Water And Wastewater System	5.50%		7/1/2055	A-	10,000,000	10,449,907
Kansas City Industrial Development Authority MO†	6.00%		1/1/2048	NR	2,500,000	2,548,367
Main Street Natural Gas, Inc. GA	4.00%	#(a)	9/1/2052	A3	2,165,000	2,218,037
Patriots Energy Group Financing Agency SC	5.25%	#(a)	10/1/2054	A1	15,000,000	16,035,564
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	5.00%		7/1/2035	NR	1,500,000	1,554,245
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	5.00%		7/1/2047	NR	20,000,000	19,622,884
Southeast Energy Authority A Cooperative District AL	5.50%	#(a)	1/1/2053	A1	5,000,000	5,361,856
Village Community Development District No. 15 Series 2024 Special Assessment FL†	6.625%		9/1/2047	NR	9,750,000	10,282,603
Total						201,952,819
Total Municipal Bonds (cost $4,423,720,221)						4,334,851,949

WARRANTS 0.00%

Construction & Engineering 0.00%
Desertxpress Enterprises LLC* (cost $0)	11.50%		12/1/2035	NR	343,500	0	(e)

136	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2025

Investments	Interest Rate#	Interest Rate Reset Date(f)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 0.55%

Variable Rate Demand Notes 0.55%

General Obligation 0.03%
City of New York NY GO	2.500%	1/2/2026	10/1/2040	AA+	$500,000	$500,000
City of New York NY GO	2.550%	1/2/2026	4/1/2042	AA	500,000	500,000
Total						1,000,000

Health Care 0.06%
Idaho Health Facilities Authority - St Luke’s Health System Ltd Obligated Group/ID	2.450%	1/1/2026	3/1/2060	AA+	2,500,000	2,500,000

Pollution Control 0.02%
Port of Port Arthur Navigation District - Motiva Enterprises LLC TX	2.550%	1/2/2026	4/1/2040	BBB+	1,000,000	1,000,000

Utilities 0.44%
Development Authority of Appling County - Georgia Power Co	2.500%	1/1/2026	9/1/2041	A	18,130,000	18,130,000
New York City Municipal Water Finance Authority - New York City Water & Sewer System NY	2.600%	1/15/2026	6/15/2045	AA+	425,000	425,000
Total						18,555,000
Total Variable Rate Demand Notes (cost $23,055,000)						23,055,000
Total Short-Term Investments (cost $23,055,000)						23,055,000
Total Investments in Securities 103.08% (cost $4,446,775,221)						4,357,906,949
Other Assets and Liabilities – Net (3.08)%						(130,219,192)
Net Assets 100.00%						$4,227,687,757

AG	AG Insured by - Assured Guaranty, inc.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by - Build America Mutual.
COPS	Certificates of Participation.
GTD	Guaranteed.
NATL	Insured by - National Public Finance Guarantee Corporation.
NR	Not Rated.
PSF	Permanent School Fund.
SIFMA	Insured by - Securities Industry and Financial Markets Association.
TCRS	Transferable Custodial Receipts.
TRIPS	Tax Refund Intercept Programs.

See Notes to Schedule of Investments.	137

Schedule of Investments (unaudited)(concluded)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2025

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At December 31, 2025, the total value of Rule 144A securities was $1,438,916,921, which represents 34.04% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at December 31, 2025.
*	Non-income producing security.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	This investment has been rated by Fitch IBCA.
(c)	Defaulted (non-income producing security).
(d)	Municipal Bonds Held in Trust – Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
(e)	Level 3 Investment as described in Note 2(a) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(f)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.

The following is a summary of the inputs used as of December 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds(3)	$–	$4,334,851,949	$–	$4,334,851,949
Warrants	–	–	0	0
Short-Term Investments
Variable Rate Demand Notes	–	23,055,000	–	23,055,000
Total	$–	$4,357,906,949	$–	$4,357,906,949

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Includes Municipal Bonds held in the Trust.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

138	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
LONG-TERM INVESTMENTS 96.59%

CORPORATE BONDS 0.06%

Health Care Services 0.06%
Care New England Health System (cost $1,477,272)	5.50%		9/1/2026	BB-		$1,500,000	$1,498,473

MUNICIPAL BONDS 96.53%

Airlines 0.22%
New Jersey Economic Development Authority - Port Newark Container Terminal LLC AMT	5.00%		10/1/2026	Baa2		2,135,000	2,155,763
New Jersey Economic Development Authority - Port Newark Container Terminal LLC AMT	5.00%		10/1/2027	Baa2		3,440,000	3,523,171
Total							5,678,934

Corporate-Backed 20.67%
Allegheny County Industrial Development Authority - United States Steel Corp PA	5.75%		8/1/2042	BB+		520,000	520,235
Arkansas Development Finance Authority - Hybar LLC AMT†	6.875%		7/1/2048	NR		1,000,000	1,074,972
Arkansas Development Finance Authority - Weyerhaeuser Co AMT	3.875%	#(a)	10/15/2065	BBB		3,750,000	3,756,008
Avenir Community Development District FL	4.50%		5/1/2030	NR		1,670,000	1,692,946
Baldwin County Industrial Development Authority - Novelis Corp AL AMT†	5.00%	#(a)	6/1/2055	BB		20,000,000	20,401,676
Boggy Creek Improvement District FL	4.50%		5/1/2033	NR		910,000	937,962
Build NYC Resource Corp. - Pratt Paper Inc NY AMT†	5.00%		1/1/2035	NR		8,520,000	8,533,041
Cabot Citrus Farms Community Development District FL	5.25%		3/1/2029	NR		12,900,000	13,056,949
California Infrastructure & Economic Development Bank - DesertXpress Enterprises LLC†	12.00%	#(a)	1/1/2065	NR		26,610,000	19,691,400
Chandler Industrial Development Authority - Intel Corp AZ AMT	4.00%	#(a)	6/1/2049	BBB		10,250,000	10,395,612
City of Houston Airport System Revenue - United Airlines Inc TX AMT	5.00%		7/15/2027	BB+	(b)	1,000,000	1,016,535
City of Houston Airport System Revenue - United Airlines Inc TX AMT	5.00%		7/15/2028	BB+		2,850,000	2,928,956

See Notes to Schedule of Investments.	139

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
City of Houston Airport System Revenue - United Airlines Inc TX AMT	5.00%		7/1/2029	BB+	$5,930,000	$5,936,604
City of Valparaiso - Pratt Paper LLC AMT IN†	4.50%		1/1/2034	NR	2,400,000	2,459,713
Crosswinds East Community Development District FL	4.625%		5/1/2031	NR	440,000	448,893
East Nassau Stewardship District Special Assessment 2025 FL	5.00%		5/1/2035	NR	4,740,000	4,948,041
Florida Development Finance Corp. - Waste pro USA Inc AMT†	6.125%	#(a)	7/1/2032	NR	8,375,000	8,411,579
Florida Development Finance Corp. - Waste Pro USA Inc AMT†	5.00%		5/1/2029	NR	7,240,000	7,307,997
Florida Development Finance Corp. - Waste Pro USA Inc FL AMT†	4.45%	#(a)	7/1/2037	NR	3,000,000	3,025,264
Gas Worx Community Development District - Gas Worx Community Development District Series 2025 Special Assessments FL†	5.00%		5/1/2036	NR	615,000	643,710
Grapevine Wash Local District - Grapevine Wash Local District Assessment Area No 1 UT†	5.25%		12/1/2044	NR	6,000,000	5,931,463
Greater Orlando Aviation Authority - JetBlue Airways Corp FL	5.00%		11/15/2026	NR	2,600,000	2,601,084
Hobe-St Lucie Conservancy District Unit of Development No 1A FL	4.75%		5/1/2031	NR	1,700,000	1,768,322
Hoover Industrial Development Board - United States Steel Corp AL AMT	6.375%	#(a)	11/1/2050	BB+	1,570,000	1,724,252
Illinois Finance Authority - LRS Holdings LLC AMT†	7.375%	#(a)	9/1/2042	NR	7,000,000	8,001,325
Industrial Development Board of The City of Kingsport Tennessee - Domtar Paper Co LLC TN AMT†	5.25%	#(a)	12/1/2054	B	10,000,000	9,788,806
Iowa Finance Authority - Howmet Aerospace Inc	4.75%		8/1/2042	BBB+	14,750,000	14,750,372
Iowa Finance Authority - Iowa Fertilizer Co LLC	4.00%	#(a)	12/1/2050	AA+	8,370,000	9,106,880
Jefferson County Port Authority - JSW Steel USA Ohio Inc OH†	5.00%	#(a)	12/1/2053	Ba1	15,130,000	15,479,064
KD52 Community Development District No. 1 Series 2025 Assessment FL	5.00%		5/1/2035	NR	1,210,000	1,217,193
Lakewood Ranch Stewardship District Series 2025 Assessment Southeast FL	5.00%		5/1/2035	NR	2,795,000	2,917,674

140	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Louisiana Public Facilities Authority - Waste Pro USA Inc LA AMT†	4.375%	#(a)	5/1/2053	NR	$6,000,000	$6,009,149
Love Field Airport Modernization Corp. - Southwest Airlines Co TX	5.00%		11/1/2028	BBB	3,485,000	3,486,832
Michigan Strategic Fund - Graphic Packaging International LLC AMT	4.00%	#(a)	10/1/2061	BB	3,635,000	3,631,456
Mission Economic Development Corp. - Natgasoline LLC TX AMT†	4.625%		10/1/2031	BB-	31,705,000	31,712,403
Mississippi Business Finance Corp. - Huntington Ingalls Industries Inc	4.55%		12/1/2028	BBB-	2,205,000	2,205,557
Mississippi Business Finance Corp. - Waste Pro USA Inc AMT†	4.375%	#(a)	2/1/2048	NR	3,750,000	3,751,779
Montgomery County Industrial Development Authority - Constellation Energy Generation PA AMT	4.45%	#(a)	10/1/2034	BBB+	7,500,000	7,744,198
New Hampshire Business Finance Authority - Covanta Holding Corp AMT†	4.00%		11/1/2027	B-	6,980,000	6,895,248
New Jersey Economic Development Authority - NYNJ Link Borrower LLC AMT	5.50%		1/1/2026	A-	500,000	500,000
New Jersey Economic Development Authority - NYNJ Link Borrower LLC AMT	5.50%		1/1/2027	A-	1,000,000	1,002,181
New Jersey Economic Development Authority - United Airlines Inc	5.25%		9/15/2029	BB+	5,935,000	5,942,748
New Jersey Economic Development Authority - United Airlines Inc	5.75%		9/15/2027	BB+	5,080,000	5,088,501
New York City Industrial Development Agency - TRIPS Obligated Group NY	5.00%		7/1/2028	BBB+	555,000	555,118
New York Liberty Development Corp. - 3 World Trade Center LLC†	5.00%		11/15/2044	NR	61,085,000	61,071,903
New York Liberty Development Corp. - 3 World Trade Center LLC†	5.15%		11/15/2034	NR	8,660,000	8,668,214
New York Liberty Development Corp. - 3 World Trade Center LLC†	7.25%		11/15/2044	NR	1,000,000	1,000,718
New York State Environmental Facilities Corp. - Casella Waste Systems Inc AMT†	2.875%	#(a)	12/1/2044	B+	1,000,000	955,121
New York State Environmental Facilities Corp. - Casella Waste Systems Inc AMT†	3.125%	#(a)	12/1/2044	B+	4,500,000	4,479,998
New York State Environmental Facilities Corp. - Casella Waste Systems Inc AMT†	5.125%	#(a)	9/1/2050	B+	1,000,000	1,040,001
New York Transportation Development Corp. - American Airlines Inc AMT	5.00%		8/1/2026	B+	7,065,000	7,072,492

See Notes to Schedule of Investments.	141

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
New York Transportation Development Corp. - American Airlines Inc AMT	5.00%		8/1/2031	B+	$26,345,000	$26,373,068
New York Transportation Development Corp. - American Airlines Inc AMT	5.375%		8/1/2036	B+	5,500,000	5,740,926
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%		1/1/2027	Baa2	5,555,000	5,647,485
Niagara Area Development Corp. - Reworld Holding Corp NY AMT†	4.75%		11/1/2042	B-	5,000,000	4,403,850
Normandy Community Development District Assessment Area One FL†	4.625%		5/1/2031	NR	520,000	525,853
Ohio Air Quality Development Authority - AMG Vanadium LLC AMT†	5.00%		7/1/2049	B3	5,000,000	4,507,617
Ohio Air Quality Development Authority - Pratt Paper Inc AMT†	4.25%		1/15/2038	NR	8,045,000	8,054,208
Parish of St. James - NuStar Logistics LP LA†	6.10%	#(a)	6/1/2038	BB+	7,095,000	7,815,633
Pennsylvania Economic Development Financing Authority - Core Natural Resources Inc AMT†	5.45%	#(a)	1/1/2051	B3	19,370,000	20,634,756
Pennsylvania Economic Development Financing Authority - Covanta Holding Corp AMT†	3.25%		8/1/2039	B-	8,000,000	6,313,354
Phenix City Industrial Development Board - WestRock Coated Board LLC AL AMT	4.125%		5/15/2035	BBB	10,495,000	10,371,908
Polk County Industrial Development Authority - Mineral Development LLC FL†(c)	5.875%		1/1/2033	NR	1,310,000	353,700
Port of Seattle Industrial Development Corp. - Delta Air Lines Inc WA AMT	5.00%		4/1/2030	BBB-	3,350,000	3,350,779
Public Finance Authority - Celanese US Holdings LLC WI AMT	4.30%		11/1/2030	BB	1,955,000	1,954,829
Public Finance Authority - Sky Harbour Capital LLC Obligated Group WI AMT	4.00%		7/1/2036	NR	12,030,000	11,808,712
Public Finance Authority - Sky Harbour Capital LLC Obligated Group WI AMT	4.00%		7/1/2041	NR	1,600,000	1,462,500
Public Finance Authority - TRIPS Obligated Group WI AMT	5.25%		7/1/2028	BBB+	1,600,000	1,601,407
Public Finance Authority WI†	5.375%		12/15/2032	NR	2,451,000	2,450,650
Savannah Georgia Convention Center Authority†	5.50%		6/1/2040	NR	3,500,000	3,582,142

142	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Southwestern Illinois Development Authority - United States Street Corp	5.75%		8/1/2042	BB+	$10,000,000	$10,004,515
State of Nevada Department of Business & Industry - DesertXpress Enterprises LLC AMT†	12.00%	#(a)	1/1/2065	NR	4,330,000	3,204,200
Tulsa Airports Improvement Trust - American Airlines Inc OK AMT	5.50%		6/1/2035	NR	2,875,000	2,877,964
Tulsa Municipal Airport Trust Trustees - American Airlines Inc OK AMT	6.25%		12/1/2040	B+	9,750,000	10,830,034
Tuscaloosa County Industrial Development Authority - Hunt Refining Co AL†	5.25%		5/1/2044	NR	9,560,000	9,583,619
Vermont Economic Development Authority - Casella Waste Systems Inc AMT†	5.00%	#(a)	6/1/2052	B+	6,000,000	6,054,506
Village Community Development District No. 15 FL†	4.25%		5/1/2028	NR	770,000	779,151
Village Community Development District No. 15 FL†	4.375%		5/1/2033	NR	1,460,000	1,516,676
West Virginia Economic Development Authority - Core Natural Resources Inc AMT†	5.45%	#(a)	1/1/2055	NR	5,200,000	5,539,017
West Virginia Economic Development Authority - Kentucky Power Co AMT	4.70%	#(a)	4/1/2036	BBB	3,225,000	3,238,382
Total						533,869,586

Education 7.10%
Arizona Industrial Development Authority - Academies of Math & Science Obligated Group†	4.875%	#(a)	7/1/2060	BB+	2,000,000	1,993,709
Arizona Industrial Development Authority - BASIS Schools Inc Obligated Group†	5.125%		7/1/2037	BB+	970,000	972,615
Arizona Industrial Development Authority - Odyssey Preparatory Academy Inc†	4.00%		7/1/2029	BB-	305,000	302,750
Arlington Higher Education Finance Corp. - BASIS Texas Charter Schools Inc TX†	4.125%		6/15/2034	Ba2	1,540,000	1,538,429
Arlington Higher Education Finance Corp. - BASIS Texas Charter Schools Inc TX†	4.25%		6/15/2039	Ba2	1,075,000	1,036,961

See Notes to Schedule of Investments.	143

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Education (continued)
Arlington Higher Education Finance Corp. - BASIS Texas Charter Schools Inc TX†	5.00%		6/15/2035	Ba2		$1,250,000	$1,317,700
California Community Choice Financing Authority	4.219% (SOFR * .67 + 1.70%	)#	5/1/2053	A1		10,000,000	10,043,484
California Municipal Finance Authority - SDORI Charter School Properties LLC†	5.00%		3/1/2027	B+		1,150,000	1,138,696
California Municipal Finance Authority - Westside Neighborhood School†	5.00%		6/15/2034	BB		915,000	972,286
California Municipal Finance Authority - Westside Neighborhood School†	5.50%		6/15/2039	BB		900,000	960,097
Capital Trust Agency, Inc. - Renaissance Charter School Inc Series 2019 Obligated Group FL†	4.00%		6/15/2029	NR		520,000	511,642
Capital Trust Authority - Kipp Miami Obligated Group FL†	5.00%		6/15/2034	BB		610,000	638,052
Chester County Health & Education Facilities Authority - Immaculata University PA	4.25%		11/1/2032	BB-	(b)	1,885,000	1,767,310
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.25%		4/1/2033	A	(b)	1,260,000	1,396,586
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.75%		4/1/2033	A	(b)	5,000,000	5,124,714
Chicago Board of Education Dedicated Capital Improvement Tax IL	6.10%		4/1/2036	A	(b)	5,100,000	5,232,321
Chicago Board of Education IL GO	5.00%		12/1/2033	BB+		1,535,000	1,530,693
Chicago Board of Education IL GO	5.00%		12/1/2034	BB+		7,625,000	7,631,854
Chicago Board of Education IL GO	5.00%		12/1/2034	BB+		6,060,000	6,026,268
Chicago Board of Education IL GO	5.125%		12/1/2032	BB+		6,295,000	6,295,533
Clarksville Public Educational Facilities Board - University of the Ozarks AR	5.50%		8/1/2039	NR		580,000	594,805
Cleveland-Cuyahoga County Port Authority OH†	5.25%		1/1/2034	NR		850,000	885,434
Cleveland-Cuyahoga County Port Authority OH†	5.375%		1/1/2039	NR		850,000	870,570
Clifton Higher Education Finance Corp. - Aristoi Classical Academy TX	4.50%		8/15/2035	BB		3,130,000	3,087,483
Colorado Educational & Cultural Facilities Authority†	4.75%		4/1/2034	BB		4,290,000	4,381,606
County of Frederick - Mount St Mary’s University Inc MD†	5.00%		9/1/2032	BB+		3,150,000	3,144,868

144	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Development Authority Of The City Of Marietta - Life University Inc GA†	5.00%	11/1/2037	Ba3	$4,000,000	$3,830,378
Florida Development Finance Corp. - Renaissance Charter School Inc†	6.00%	6/15/2033	NR	1,830,000	2,007,021
Florida Development Finance Corp. - Renaissance Charter School Inc Series 2025 Obligated Group†	5.50%	6/15/2040	Ba1	2,700,000	2,828,276
Florida Higher Educational Facilities Financial Authority - Jacksonville University†	4.50%	6/1/2033	NR	3,615,000	3,562,094
Florida Higher Educational Facilities Financial Authority - Jacksonville University†	4.75%	6/1/2038	NR	1,450,000	1,388,215
Florida Higher Educational Facilities Financing Authority - Keiser University Obligated Group†	5.00%	7/1/2035	BB+	22,830,000	22,879,877
Industrial Development Authority of the City of Phoenix Arizona - BASIS Schools Inc Obligated Group AZ†	5.00%	7/1/2035	BB+	3,625,000	3,626,275
Industrial Development Authority of the City of Phoenix Arizona - Christian Care Surprise Inc AZ	5.00%	7/1/2044	BBB	3,240,000	3,240,078
Iowa Higher Education Loan Authority - University of Dubuque	5.00%	10/1/2033	BBB-	1,855,000	1,992,819
Louisiana Public Facilities Authority - Acadiana Renaissance Charter Academy†	5.00%	6/15/2035	NR	5,000,000	5,182,093
Louisiana Public Facilities Authority - Lafayette Renaissance Charter Academy†	5.25%	6/15/2035	NR	4,750,000	4,917,858
Maricopa County Industrial Development Authority - Morrison Education Group Obligated Group AZ†	5.25%	7/1/2034	NR	1,745,000	1,805,305
Maricopa County Industrial Development Authority - Ottawa University AZ†	5.00%	10/1/2026	NR	65,000	64,486
Maricopa County Industrial Development Authority - Ottawa University AZ†	5.125%	10/1/2030	NR	425,000	411,817
Massachusetts Development Finance Agency - Emerson College	5.00%	1/1/2036	BBB+	2,100,000	2,119,520
Massachusetts Development Finance Agency - Emmanuel College	5.00%	10/1/2036	Baa3	3,660,000	3,666,950

See Notes to Schedule of Investments.	145

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Massachusetts Development Finance Agency - Suffolk University	5.50%		7/1/2041	Baa3	$4,125,000	$4,381,311
New Jersey Educational Facilities Authority - Stockton University	5.00%		7/1/2033	A3	2,435,000	2,452,082
New York City Industrial Development Agency - Yankee Stadium LLC NY (FGIC)	Zero Coupon (CPI YoY * 1 + 0.89%	)	3/1/2027	Baa1	2,675,000	2,682,656
New York State Dormitory Authority - Yeshiva University	5.00%		7/15/2032	BBB-	1,960,000	2,114,788
Public Finance Authority - UMA Education Inc WI†	5.00%		10/1/2026	BB+	1,185,000	1,195,388
Public Finance Authority - UMA Education Inc WI†	5.00%		10/1/2027	BB+	1,125,000	1,148,557
Public Finance Authority - UMA Education Inc WI†	5.00%		10/1/2034	BB+	11,580,000	12,021,970
Public Finance Authority - UMA Education Inc WI†	5.00%		10/1/2039	BB+	3,000,000	3,060,486
Public Finance Authority - Wingate University WI	5.25%		10/1/2038	BBB-	3,250,000	3,276,704
Sierra Vista Industrial Development Authority - American Leadership Academy Inc AZ†	5.00%		6/15/2033	NR	7,000,000	7,188,025
South Carolina Jobs-Economic Development Authority - American Leadership Academy - Lexington	5.50%		6/15/2033	NR	11,150,000	11,042,580
Total						183,484,075

Energy 0.40%
PEFA, Inc. IA	5.00%	#(a)	9/1/2049	A3	10,165,000	10,256,818

General Obligation 5.63%
Academical Village Community Development District FL	3.25%		5/1/2031	NR	4,265,000	4,103,429
Allentown Neighborhood Improvement Zone Development Authority PA†	5.125%		5/1/2032	NR	1,685,000	1,721,450
California Community Choice Financing Authority	5.25%	#(a)	1/1/2054	Baa1	8,575,000	9,115,292
California Community Choice Financing Authority	5.50%	#(a)	5/1/2054	A2	7,500,000	7,921,921
Chicago Board of Education IL GO	4.00%		12/1/2035	BB+	1,500,000	1,394,127
Chicago Board of Education IL GO	5.00%		12/1/2034	BB+	7,325,000	7,329,043

146	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
Chicago Board of Education IL GO	5.00%	12/1/2034	BB+	$2,000,000	$2,000,714
Chicago Board of Education IL GO	5.00%	12/1/2036	BB+	4,120,000	4,079,806
Chicago Board of Education IL GO	5.00%	12/1/2036	BB+	2,500,000	2,501,267
Chicago Board of Education IL GO	5.00%	12/1/2040	BB+	28,500,000	27,950,973
Chicago Board of Education IL GO	5.25%	12/1/2035	BB+	3,685,000	3,684,726
Chicago Board of Education IL GO	5.25%	12/1/2039	BB+	1,000,000	998,277
Chicago Board of Education IL GO	5.50%	12/1/2034	BB+	15,000,000	15,878,703
Chicago Board of Education IL GO (AG)	5.00%	12/1/2035	AA	4,055,000	4,187,813
City of Chicago IL GO	5.00%	1/1/2031	BBB	1,000,000	1,034,708
City of Chicago IL GO	5.00%	1/1/2034	BBB	5,025,000	5,355,214
City of Chicago IL GO	5.00%	1/1/2035	BBB	4,700,000	5,013,820
City of New York NY GO	5.00%	3/1/2032	AA	5,000	5,009
City of Scranton PA GO	5.00%	9/1/2029	BBB+	3,650,000	3,742,556
Commonwealth of Puerto Rico GO	Zero Coupon	7/1/2033	NR	2,680,000	1,942,505
Commonwealth of Puerto Rico GO	4.00%	7/1/2033	NR	3,269,368	3,270,707
Commonwealth of Puerto Rico GO	4.00%	7/1/2037	NR	62,139	60,298
Commonwealth of Puerto Rico GO	5.625%	7/1/2027	NR	8,230,472	8,407,586
Commonwealth of Puerto Rico GO	5.75%	7/1/2031	NR	12,933,161	14,215,845
Jefferson County Civic Facility Development Corp. - Samaritan Medical Center Obligated NY	5.00%	11/1/2037	BB	4,500,000	4,508,039
New York Liberty Development Corp.	1.20%	11/15/2028	A+	2,870,000	2,645,048
Public Finance Authority - Driftwood Conservation District WI†	Zero Coupon	12/15/2039	NR	2,880,000	1,183,698
University City Industrial Development Authority MO	4.875%	6/15/2036	NR	1,000,000	1,026,789
Total					145,279,363

Health Care 21.08%
Allegheny County Hospital Development Authority - Allegheny Health Network Obligated Group PA	5.00%	4/1/2047	A	5,320,000	5,320,344
Antelope Valley Healthcare District Obligated Group CA	5.00%	3/1/2026	BBB-	525,000	525,368
Antelope Valley Healthcare District Obligated Group CA	5.00%	3/1/2031	BBB-	3,000,000	3,000,026
Antelope Valley Healthcare District Obligated Group CA	5.00%	3/1/2041	BBB-	5,815,000	5,644,939

See Notes to Schedule of Investments.	147

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Arizona Industrial Development Authority - Navajo Health Foundation- Sage Memorial Hospital Inc Obligated Group†	7.125%	5/1/2044	NR		$3,875,000	$4,154,652
Astoria Hospital Facilities Authority - Columbia Lutheran Charities Obligated Group OR	5.00%	8/1/2041	BBB+	(b)	3,000,000	3,004,261
Atlanta Development Authority - Georgia ProtonCare Center Inc(c)	6.00%	1/1/2023	NR		2,000,000	1,140,000
Berks County Municipal Authority - Tower Health Obligated Group PA	Zero Coupon	6/30/2044	NR		5,693,000	3,940,402
Berks County Municipal Authority - Tower Health Obligated Group PA	5.00%	6/30/2039	NR		30,465,000	27,451,947
Berks County Municipal Authority - Tower Health Obligated Group PA	6.00%	6/30/2034	NR		995,395	1,070,053
Berks County Municipal Authority - Tower Health Obligated Group PA	8.00%	6/30/2034	NR		1,986,526	1,993,268
Board of Managers Joint Guadalupe County-City of Seguin Hospital TX	4.00%	12/1/2026	BB		1,255,000	1,248,198
Bucks County Industrial Development Authority PA	5.00%	7/1/2035	BBB+		1,100,000	1,167,332
Bucks County Industrial Development Authority PA	5.00%	7/1/2036	BBB+		1,250,000	1,320,059
Buffalo & Erie County Industrial Land Development Corp. - Catholic Health System Obligated Group NY	5.00%	7/1/2040	B		2,900,000	2,756,418
Buffalo & Erie County Industrial Land Development Corp. - Catholic Health System Obligated Group NY	5.25%	7/1/2035	B		2,000,000	1,980,858
California Municipal Finance Authority - Palomar Health Obligated Group COPS†	5.00%	11/1/2027	CCC+		7,280,000	6,900,491
California Public Finance Authority - Kendal At Ventura†	10.00%	5/15/2028	NR		3,500,000	3,631,535
California Public Finance Authority - Kendal At Ventura†	12.00%	5/15/2028	NR		375,000	406,882
California Public Finance Authority - QSH/LB LLC†	6.00%	6/1/2040	NR		1,500,000	1,590,175
California Statewide Communities Development Authority - Loma Linda University Medical Center Obligated Group†	5.00%	12/1/2036	BB+		5,500,000	5,526,345

148	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
California Statewide Communities Development Authority - Loma Linda University Medical Center Obligated Group†	5.25%	12/1/2043	BB+		$5,000,000	$5,077,215
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group	5.25%	12/1/2034	BB+		14,275,000	14,316,111
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group†	5.25%	12/1/2038	BB+		1,485,000	1,530,460
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group	5.25%	12/1/2044	BB+		9,125,000	9,151,341
Capital Projects Finance Authority - Trilogy Community Development Foundation Inc Obligated Group FL†	6.00%	1/1/2035	NR		2,515,000	2,609,020
Capital Trust Authority - Convivial St Petersburg LLC FL†	12.00%	10/3/2029	NR		2,500,000	2,558,373
Citizens Memorial Hospital District MO	5.00%	12/1/2026	NR		8,825,000	8,856,420
City of Blaine - Crest View Obligated Group MN(c)	5.125%	7/1/2025	NR		53,623	29,493
City of Colby KS - Citizens Medical Center Inc	5.50%	7/1/2026	NR		4,600,000	4,599,952
City of Minneapolis - Fairview Health Services Obligated Group MN	5.00%	11/15/2033	BBB+		1,320,000	1,372,455
City of Minneapolis - Fairview Health Services Obligated Group MN	5.00%	11/15/2034	BBB+		2,000,000	2,001,298
City of Tallahassee FL	5.00%	12/1/2044	Baa1		8,000,000	8,000,004
City of Venice - Southwest Florida Retirement Center Inc Obligated Group FL†	4.25%	1/1/2030	BB+	(b)	900,000	901,882
City of Wichita - Presbyterian Manors Obligated Group KS	5.25%	5/15/2039	NR		1,500,000	1,508,370
Connecticut State Health & Educational Facilities Authority - Griffin Health Obligated Group†	5.00%	7/1/2032	BB+		1,000,000	1,029,096
Connecticut State Health & Educational Facilities Authority - Hartford HealthCare Obligated Group	5.00%	7/1/2034	A		2,360,000	2,362,521
Connecticut State Health & Educational Facilities Authority - Nuvance Health Obligated Group	4.00%	7/1/2041	BBB+		4,395,000	4,265,358

See Notes to Schedule of Investments.	149

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
County of Cuyahoga - MetroHealth System OH	5.00%	2/15/2037	BBB-	$7,300,000	$7,353,925
County of Montgomery - Trinity Health Corp Obligated Group MD	5.00%	12/1/2044	AA-	8,030,000	8,033,561
County of Muskingum - Genesis Healthcare System Obligated Group OH	5.00%	2/15/2027	BB+	1,445,000	1,452,358
County of Muskingum - Genesis Healthcare System Obligated Group OH	5.00%	2/15/2033	BB+	8,545,000	8,562,473
County of Muskingum - Genesis Healthcare System Obligated Group OH	5.00%	2/15/2044	BB+	15,485,000	15,436,521
County of Washington - Marietta Area Health Care Inc Obligated Group OH	5.50%	12/1/2027	NR	3,850,000	3,896,107
County of Washington - Marietta Area Health Care Inc Obligated Group OH	6.625%	12/1/2042	NR	2,000,000	2,118,395
Crawford County Memorial Hospital Inc IA	5.00%	6/15/2027	NR	1,255,000	1,264,662
Doylestown Hospital Authority - Doylestown Hospital Obligated Group PA†	5.00%	7/1/2031	NR	985,000	1,046,346
Dutchess County Local Development Corp. - Nuvance Health Obligated Group NY	4.00%	7/1/2034	BBB+	6,440,000	6,456,745
Dutchess County Local Development Corp. - Nuvance Health Obligated Group NY	5.00%	7/1/2046	BBB+	2,000,000	1,969,696
Florida Local Government Finance Commission - Ponte Vedra Pine Co LLC Obligated Group†	5.50%	11/15/2035	NR	1,000,000	1,053,600
Florida Local Government Finance Commission - Sanctuary At Village On The Isle LLC/The†	11.00%	12/22/2030	NR	2,055,000	2,067,165
Glendale Industrial Development Authority - Beatitudes Campus Obligated Group AZ	4.00%	11/15/2027	NR	200,000	191,093
Grays Harbor County Public Hospital District No. 1 WA	5.75%	12/1/2033	BB+	5,105,000	5,530,640
Greater Texas Cultural Education Facilities Finance Corp. - Texas Biomedical Research Institute TX	5.00%	6/1/2037	Baa2	730,000	783,562

150	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Greater Texas Cultural Education Facilities Finance Corp. - Texas Biomedical Research Institute TX	5.00%	6/1/2038	Baa2		$3,710,000	$3,954,692
Henry County Hospital Authority - Piedmont Healthcare Inc Obligated Group GA	5.00%	7/1/2034	AA-		4,695,000	4,714,222
Idaho Health Facilities Authority - North Canyon Medical Center Inc	5.50%	11/1/2029	NR		120,000	133,052
Idaho Health Facilities Authority - North Canyon Medical Center Inc	5.50%	11/1/2029	NR		1,005,000	1,028,041
Idaho Health Facilities Authority - North Canyon Medical Center Inc	6.25%	11/1/2035	NR		2,610,000	2,794,846
Illinois Finance Authority - Lifespace Communities Inc Obligated Group	5.00%	5/15/2035	BBB	(b)	1,350,000	1,350,380
Illinois Finance Authority - OSF Healthcare System Obligated Group	5.00%	11/15/2045	A		3,250,000	3,250,017
Industrial Development Authority of the City of Phoenix Arizona - Christian Care Surprise Inc AZ	5.00%	12/1/2041	BBB		7,040,000	7,122,739
King County Public Hospital District No. 4 WA	5.50%	12/1/2035	NR		5,400,000	5,429,315
Kremmling Memorial Hospital District CO†	5.00%	12/1/2029	NR		1,760,000	1,768,024
Kremmling Memorial Hospital District CO†	5.125%	12/1/2034	NR		2,825,000	2,832,628
Massachusetts Development Finance Agency - Boston Medical Center Corp Obligated Group	5.00%	7/1/2032	BBB		6,000,000	6,039,883
Massachusetts Development Finance Agency - Care Communities LLC Obligated Group MA†	5.50%	7/15/2035	NR		2,315,000	2,361,979
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	5.00%	7/1/2036	BBB-		5,615,000	5,691,530
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	5.00%	7/1/2037	BBB-		1,500,000	1,494,178
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	5.50%	10/1/2033	BBB-		1,490,000	1,671,311
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	5.50%	10/1/2034	BBB-		1,570,000	1,772,409
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	5.50%	10/1/2036	BBB-		1,000,000	1,122,751

See Notes to Schedule of Investments.	151

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	5.50%		10/1/2038	BBB-	$1,965,000	$2,171,868
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	5.50%		10/1/2039	BBB-	2,070,000	2,270,979
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	5.50%		10/1/2040	BBB-	2,190,000	2,376,010
Massachusetts Health & Educational Facilities Authority - Trinity Health Corp Obligated Group	4.22% (MUNIPSA * 1 + .90%	)#	11/15/2032	AA-	990,000	985,091
Monroe County Hospital Authority - Centurion Foundation Lehigh Valley LLC PA†	5.10%		6/15/2039	NR	10,000,000	10,086,088
Moon Industrial Development Authority - Baptist Homes Society Obligated Group PA	5.75%		7/1/2035	NR	4,100,000	4,081,584
Nassau County Local Economic Assistance Corp. - Catholic Health Services of Long Island Obligated Group NY	5.00%		7/1/2032	A-	1,300,000	1,303,773
New Hampshire Business Finance Authority	5.43%		8/15/2035	NR	5,380,000	5,397,589
New Hampshire Business Finance Authority - Centurion Foundation Wilkens Avenue LLC	5.00%		9/15/2035	NR	6,140,000	6,140,046
New Hampshire Business Finance Authority - NFA UH SPV LLC†	5.625%		12/15/2033	NR	4,245,000	4,374,528
New Hope Cultural Education Facilities Finance Corp. - Bella Vida Forefront Living Obligated Group TX	4.25%		10/1/2030	NR	1,250,000	1,253,758
New Hope Cultural Education Facilities Finance Corp. - SLF CHP LLC TX†	5.75%		7/1/2035	NR	12,500,000	12,746,754
New Jersey Economic Development Authority - Bancroft Neurohealth Obligated Group	5.00%		6/1/2036	NR	2,300,000	2,303,899
New Jersey Health Care Facilities Financing Authority - St Joseph’s Healthcare System Obligated Group	4.00%		7/1/2034	BBB-	1,895,000	1,895,480
New York State Dormitory Authority - Catholic Health System Obligated Group	5.00%		7/1/2028	B	1,000,000	1,000,772
New York State Dormitory Authority - Catholic Health System Obligated Group	5.00%		7/1/2030	B	2,905,000	2,906,341

152	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
New York State Dormitory Authority - Catholic Health System Obligated Group	5.00%	7/1/2041	B		$1,850,000	$1,745,150
New York State Dormitory Authority - Garnet Health Medical Center Obligated Group†	5.00%	12/1/2027	BB-		1,300,000	1,314,071
New York State Dormitory Authority - Garnet Health Medical Center Obligated Group†	5.00%	12/1/2029	BB-		2,800,000	2,818,018
New York State Dormitory Authority - Garnet Health Medical Center Obligated Group†	5.00%	12/1/2029	BB-		1,000,000	1,000,360
North Carolina Medical Care Commission - Penick Village Obligated Group	5.00%	9/1/2034	NR		900,000	951,339
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.00%	8/15/2027	BB+		500,000	511,639
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.00%	8/15/2038	BB+		4,700,000	4,770,794
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.25%	8/15/2043	BB+		14,710,000	14,803,681
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.25%	8/15/2048	BB+		18,125,000	17,868,868
Palm Beach County Health Facilities Authority - Lifespace Communities Inc Obligated Group FL	5.00%	5/15/2038	BBB	(b)	9,380,000	9,381,335
Palomar Health - Palomar Health Obligated Group CA	5.00%	11/1/2032	CCC+		1,950,000	1,915,177
Palomar Health - Palomar Health Obligated Group CA	5.00%	11/1/2042	CCC+		1,200,000	1,079,709
Palomar Health Obligated Group CA	5.00%	11/1/2026	CCC+		1,845,000	1,835,175
Palomar Health Obligated Group CA	5.00%	11/1/2031	CCC+		5,495,000	5,471,959
Palomar Health Obligated Group CA	5.00%	11/1/2039	CCC+		1,000,000	937,255
Philadelphia Authority for Industrial Development - Greater Philadelphia Health Action Inc PA	5.00%	6/1/2040	BBB-	(b)	2,500,000	2,514,603
Public Finance Authority - Bancroft Neurohealth Obligated Group WI†	5.00%	6/1/2036	NR		2,980,000	2,982,619

See Notes to Schedule of Investments.	153

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Public Finance Authority - Lehigh Valley Health Network Inc WI†	6.625%		12/1/2032	NR		$2,975,000	$3,011,820
Public Finance Authority - Munificent Behavioral Hospitals I Inc Obligated Group WI†	6.00%		1/1/2035	NR		1,040,000	1,083,570
Public Finance Authority - RBS Evolution LLC WI†	9.00%		11/1/2028	NR		2,500,000	2,668,841
Rhode Island Health & Educational Building Corp. - Care New England Health System Obligated Group	5.00%		9/1/2031	BB-		5,250,000	5,268,880
Rhode Island Health & Educational Building Corp. - Care New England Health System Obligated Group	5.00%		9/1/2036	BB-		16,000,000	16,027,042
Roanoke County Economic Development Authority - Friendship Foundation VA	5.50%	#(a)	9/1/2058	NR		8,585,000	8,514,565
South Carolina Jobs-Economic Development Authority - Beaufort Memorial Hospital Obligated Group	5.25%		11/15/2039	BB		1,000,000	1,061,534
South Carolina Jobs-Economic Development Authority - Kiawah Life Plan Village Inc	5.25%		11/15/2028	NR		2,850,000	2,852,649
South Carolina Jobs-Economic Development Authority - Kiawah Life Plan Village Inc	5.75%		11/15/2029	NR		6,500,000	6,501,074
Southeastern Ohio Port Authority - Marietta Area Healthcare Inc Obligated Group	5.50%		12/1/2029	B	(b)	2,335,000	2,335,486
Vermont Educational & Health Buildings Financing Agency - University of Vermont Health Network Obligated Group	5.00%		12/1/2034	A		3,660,000	3,679,029
Vermont Educational & Health Buildings Financing Agency - University of Vermont Health Network Obligated Group	5.00%		12/1/2035	A		2,315,000	2,326,056
Washington Health Care Facilities Authority - CommonSpirit Health Obligated Group	5.00%	#(a)	8/1/2049	A-		5,120,000	5,127,548
Washington Health Care Facilities Authority - Providence St Joseph Health Obligated Group	5.00%		10/1/2038	A		3,905,000	3,909,464
Washington Health Care Facilities Authority - Providence St Joseph Health Obligated Group	5.00%		10/1/2042	A		6,050,000	6,052,226

154	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Washington State Housing Finance Commission - Horizon House Obligated Group/WA	4.375%		1/1/2033	BB	(b)	$6,690,000	$6,721,400
Washington State Housing Finance Commission - Horizon House Obligated Group/WA	4.875%		1/1/2036	BB	(b)	11,805,000	11,845,771
West Virginia Hospital Finance Authority - Cabell Huntington Hospital Obligated Group WV	5.00%		1/1/2035	BBB		2,400,000	2,400,335
Westchester County Health Care Corp Obligated Group NY	5.00%		11/1/2046	BB+		7,060,000	6,542,241
Westchester County Local Development Corp. - Westchester County Health Care Corp Obligated Group NY	6.50%		11/1/2030	NR		20,000,000	21,059,534
Wisconsin Health & Educational Facilities Authority - Capitol Lakes Inc	5.00%		11/15/2035	NR		3,770,000	3,777,738
Wisconsin Health & Educational Facilities Authority - Centurion Foundation Se Wisconsin LLC	5.00%		9/15/2035	NR		4,575,000	4,575,034
Wisconsin Health & Educational Facilities Authority - Centurion Foundation Se Wisconsin LLC	5.00%		9/15/2035	NR		1,515,000	1,515,011
Wisconsin Health & Educational Facilities Authority - Chiara Housing & Services Inc Obligated Group	5.00%		7/1/2035	NR		3,070,000	3,136,504
Wisconsin Health & Educational Facilities Authority - Sauk-Prairie Memorial Hospital Inc Obligated Group	5.125%		2/1/2038	Ba2		1,950,000	1,911,239
Wisconsin Health & Educational Facilities Authority - Wisconsin Masonic Home Obligated Group	5.25%		8/15/2039	BBB-	(b)	1,415,000	1,504,171
Total							544,296,842

Housing 4.72%
California Housing Finance Agency	3.25%		8/20/2036	BBB+		12,008,141	11,523,341
California Municipal Finance Authority	4.326%	#(a)	11/20/2040	AA-		9,986,512	10,006,963
California Municipal Finance Authority	4.326%	#(a)	11/20/2040	BBB		4,993,256	4,742,784
California Municipal Finance Authority - Ascent 613†	5.00%		1/1/2038	NR		1,000,000	1,028,322
California Public Finance Authority - P3 Irvine SL Holdings LLC Obligated Group†	5.70%		6/1/2034	NR		1,000,000	1,040,733

See Notes to Schedule of Investments.	155

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Housing (continued)
California Public Finance Authority - P3 Irvine SL Holdings LLC Obligated Group†	5.875%		6/1/2039	NR		$7,500,000	$7,605,871
Capital Trust Authority - Madrone Florida Tech Student Housing I LLC FL†	4.75%		7/1/2040	BB		1,250,000	1,249,719
Capital Trust Authority - Madrone Florida Tech Student Housing I LLC FL†	5.00%		7/1/2045	BB		4,050,000	3,905,837
Connecticut Housing Finance Authority (FHLMC), (FNMA), (GNMA)	6.00%		11/15/2054	AAA		4,365,000	4,720,056
Delaware State Housing Authority (FHLMC), (FNMA), (GNMA)	6.00%		1/1/2055	Aa1		3,385,000	3,714,537
FW Ramble Public Facility Corp TX	4.00%		10/1/2035	A+		3,750,000	3,710,773
Indiana Finance Authority - SFP-PUFW I LLC	4.00%		7/1/2034	BBB-		3,070,000	3,116,703
Iowa Finance Authority - Lifespace Communities Inc Obligated Group	6.75%		5/15/2033	BBB	(b)	4,700,000	5,343,032
Massachusetts Development Finance Agency - CHF Merrimack Inc MA†	4.25%		7/1/2034	BB		450,000	460,429
Minnesota Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.25%		1/1/2054	AA+		3,950,000	4,279,775
Minnesota Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.25%		1/1/2056	AA+		1,860,000	2,065,736
Montgomery County Housing Opportunities Commission MD	4.00%		7/1/2048	Aa2		310,000	310,417
New Hampshire Business Finance Authority	4.086%	#(a)	1/20/2041	BBB		5,066,734	4,763,927
New Hampshire Business Finance Authority	4.217%	#(a)	11/20/2042	BBB		4,235,418	4,005,106
New Hampshire Business Finance Authority	4.375%		9/20/2036	BBB		6,006,860	6,119,466
New Hampshire Business Finance Authority	4.75%	#(a)	6/20/2041	AA-		12,482,683	12,869,838
New Hampshire Business Finance Authority	5.75%		4/28/2042	BBB		2,500,000	2,614,004
New Hampshire Business Finance Authority (HUD)	4.15%	#(a)	10/20/2040	A		7,632,996	7,640,337
New York City Housing Development Corp. - 8 Spruce NY Owner LLC	5.25%		12/15/2031	NR		2,500,000	2,579,539
North Carolina Housing Finance Agency	4.00%		7/1/2047	AA+		70,000	70,109
Pennsylvania Housing Finance Agency AMT	4.00%		4/1/2039	AA+		80,000	79,995

156	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Housing (continued)
South Carolina Jobs-Economic Development Authority - Sixteenth Floor Obligated Group	4.00%		12/1/2035	A+		$5,000,000	$4,963,517
Virginia Beach Development Authority - Westminster-Canterbury on Chesapeake Bay Obligated Group	5.375%		9/1/2029	BB+	(b)	1,650,000	1,668,996
Washington State Housing Finance Commission	3.50%		12/20/2035	BBB+		5,745,102	5,591,167
Total							121,791,029

Lease Obligations 0.55%
New Jersey Economic Development Authority - State of New Jersey Motor Vehicle Surcharge Revenue	4.00%		7/1/2034	Baa2		2,740,000	2,744,705
Pennsylvania Economic Development Financing Authority - PA Bridges Finco LP	5.00%		6/30/2042	BBB		11,530,000	11,542,728
Total							14,287,433

Multi-Family Housing 0.63%
New Hampshire Business Finance Authority	3.625%		8/20/2039	A3		6,921,328	6,651,149
New Hampshire Business Finance Authority	4.217%	#(a)	11/20/2042	AA-		9,965,689	9,732,912
Total							16,384,061

Other Revenue 1.95%
Allentown Neighborhood Improvement Zone Development Authority PA†	6.00%		5/1/2042	NR		3,000,000	3,063,702
Arlington Higher Education Finance Corp. - Newman International Academy TX	4.00%		8/15/2031	NR		360,000	327,256
Brooklyn Arena Local Development Corp. - Brooklyn Events Center LLC NY	5.00%		7/15/2042	Ba1		14,930,000	14,952,382
Capital Trust Agency, Inc. - Franklin Academy Series 2020 Obligated Group FL†	5.00%		12/15/2029	NR		1,095,000	1,098,833
Cleveland-Cuyahoga County Port Authority - Playhouse Square Foundation OH	5.00%		12/1/2028	BB+		1,585,000	1,615,766
Illinois Finance Authority - Field Museum of Natural History	3.789% (SOFR * .70 + 1.15%	)#	11/1/2034	A		2,655,000	2,659,376

See Notes to Schedule of Investments.	157

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other Revenue (continued)
Industrial Development Authority of the County of Pima - Edkey Inc Obligated Group AZ†(c)	3.50%		7/1/2025	NR	$265,000	$212,000
Jefferson Parish Economic Development & Port District - Kenner Discovery Health Science Foundation Inc LA†	4.80%		6/15/2029	NR	2,815,000	2,829,046
Maryland Economic Development Corp.(c)	5.00%		12/1/2031	NR	1,500,000	1,005,000
Public Finance Authority - Inperium Inc Obligated Group WI†	5.00%		12/1/2034	NR	4,595,000	4,828,523
Public Finance Authority - Inperium Inc Obligated Group WI†	5.50%		12/1/2044	NR	6,000,000	6,068,643
Washington State Convention Center Public Facilities District	4.00%		7/1/2031	NR	11,350,000	11,719,095
Total						50,379,622

Pollution Control 0.97%
Finance Authority of Maine - Casella Waste Systems Inc AMT†	4.625%	#(a)	12/1/2047	B+	4,700,000	4,740,013
Finance Authority of Maine - Casella Waste Systems Inc AMT†	5.00%		8/1/2035	B+	4,150,000	4,286,486
Florida Development Finance Corp. - GFL Solid Waste Southeast LLC AMT†	4.375%	#(a)	10/1/2054	BB	6,520,000	6,599,684
Illinois Finance Authority - LRS Holdings LLC AMT†	7.25%	#(a)	9/1/2052	NR	4,500,000	4,911,066
Matagorda County Navigation District No. 1 - AEP Texas Inc	4.00%		6/1/2030	BBB+	1,065,000	1,065,437
Mississippi Business Finance Corp. - Waste Pro USA Inc AMT†	5.00%	#(a)	2/1/2036	NR	1,500,000	1,516,763
Vermont Economic Development Authority - Casella Waste Systems Inc AMT†	4.375%	#(a)	6/1/2052	B+	1,375,000	1,384,852
Vermont Economic Development Authority - Casella Waste Systems Inc AMT†	4.625%	#(a)	4/1/2036	B+	475,000	479,557
Total						24,983,858

Special Tax 2.01%
Allentown Neighborhood Improvement Zone Development Authority PA†	5.00%		5/1/2028	NR	770,000	785,781
Allentown Neighborhood Improvement Zone Development Authority PA†	5.25%		5/1/2032	NR	1,660,000	1,705,306

158	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax (continued)
Allentown Neighborhood Improvement Zone Development Authority PA†	5.25%		5/1/2042	NR	$4,070,000	$4,165,308
Allentown Neighborhood Improvement Zone Development Authority PA†	5.25%		5/1/2042	NR	1,750,000	1,771,634
Allentown Neighborhood Improvement Zone Development Authority PA†	6.00%		5/1/2042	NR	3,590,000	3,763,551
Babcock Ranch Community Independent Special District FL	4.25%		5/1/2032	NR	2,000,000	2,024,925
Celebration Pointe Community Development District No. 1 FL(c)	2.375%		5/1/2026	NR	430,000	344,000
City of Mesquite TX	4.375%		9/1/2035	NR	1,050,000	1,052,532
City of North Las Vegas Special Improvement District No 67 Apex Moonwater West NV†	5.375%		6/1/2035	NR	1,250,000	1,278,128
City of North Las Vegas Special Improvement District No 67 Apex Moonwater West NV†	6.00%		6/1/2040	NR	2,925,000	3,050,585
County of Denton Green Meadows Public Improvement District Major Improvement Area TX†	4.75%		12/31/2030	NR	650,000	655,391
County of Denton Green Meadows Public Improvement District Major Improvement Area TX†	5.00%		12/31/2035	NR	1,000,000	1,038,467
Fairfield Community Facilities District - City of Fairfield Community Facilities District No 2023-1 Area No 1 CA	5.00%		9/1/2044	NR	4,335,000	4,433,828
Industrial Development Authority of the City of St. Louis Missouri	3.875%		11/15/2029	NR	2,385,000	2,309,462
Industrial Development Authority of the City of St. Louis Missouri	4.375%		11/15/2035	NR	575,000	541,251
Lakewood Ranch Stewardship District FL	5.40%		5/1/2028	NR	780,000	795,732
Lakewood Ranch Stewardship District FL	5.45%		5/1/2033	NR	2,660,000	2,847,147
Military Installation Development Authority UT	4.00%		6/1/2036	NR	8,250,000	8,014,698
New Jersey Economic Development Authority - NJ Metromall Urban Renewal Inc	6.50%		4/1/2028	Baa2	443,576	457,336
New York City Industrial Development Agency - Yankee Stadium LLC NY (FGIC)	Zero Coupon (CPI YoY * 1 + 0.88%	)	3/1/2026	Baa1	1,350,000	1,350,504

See Notes to Schedule of Investments.	159

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax (continued)
Peninsula Town Center Community Development Authority VA†	4.50%	9/1/2028	NR	$320,000	$322,499
Scranton Redevelopment Authority PA GTD	5.00%	11/15/2028	BBB+	105,000	105,063
Village Community Development District No. 12 FL	4.00%	5/1/2033	NR	1,280,000	1,289,075
Village Metropolitan District CO GO	5.00%	12/1/2040	NR	1,730,000	1,728,725
West Villages Improvement District Unit of Development No. 7 FL	4.25%	5/1/2029	NR	1,580,000	1,595,872
West Villages Improvement District Unit of Development No. 7 FL	4.75%	5/1/2039	NR	2,000,000	2,009,564
Westview South Community Development District FL	4.75%	5/1/2028	NR	140,000	140,975
Westview South Community Development District FL	4.875%	5/1/2028	NR	265,000	267,766
Wolf Creek Infrastructure Financing District No. 1 Wolf Creek Assessment Area 1 UT	5.75%	12/1/2044	NR	2,100,000	2,150,988
Total					51,996,093

Tax Revenue 3.94%
American Samoa Economic Development Authority†	5.00%	9/1/2028	Ba3	1,000,000	1,030,499
American Samoa Economic Development Authority†	5.00%	9/1/2029	Ba3	1,465,000	1,522,177
American Samoa Economic Development Authority†	5.00%	9/1/2031	Ba3	1,500,000	1,580,325
American Samoa Economic Development Authority†	5.00%	9/1/2034	Ba3	850,000	902,717
American Samoa Economic Development Authority†	5.00%	9/1/2035	Ba3	1,200,000	1,274,115
American Samoa Economic Development Authority†	6.50%	9/1/2028	Ba3	800,000	834,844
City of Garden City - City of Garden City STAR Bond District KS†	5.375%	6/1/2039	NR	1,125,000	1,139,212
City of Garden City KS†	4.25%	6/1/2033	NR	750,000	748,759
Matching Fund Special Purpose Securitization Corp. - United States Virgin Islands Federal Excise Tax	5.00%	10/1/2027	NR	2,000,000	2,040,520
Matching Fund Special Purpose Securitization Corp. - United States Virgin Islands Federal Excise Tax	5.00%	10/1/2028	NR	1,250,000	1,288,392

160	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
Matching Fund Special Purpose Securitization Corp. - United States Virgin Islands Federal Excise Tax	5.00%	10/1/2032	NR	$4,035,000	$4,268,880
Matching Fund Special Purpose Securitization Corp. - United States Virgin Islands Federal Excise Tax	5.00%	10/1/2039	NR	6,620,000	6,881,241
Mida Mountain Village Public Infrastructure District - Military Installation Development Authority Military Recreation Facilities Project Area UT Tax Allocation†	5.50%	6/15/2039	NR	2,370,000	2,436,265
Mida Mountain Village Public Infrastructure District - Military Installation Development Authority Military Recreation Facilities Project Area UT Tax Allocation†	5.75%	6/15/2044	NR	665,000	681,291
Military Installation Development Authority Military Recreation Facilities Project Area UT	4.00%	6/1/2041	NR	7,540,000	6,984,048
New York Convention Center Development Corp. - New York City Hotel Unit Fee Revenue NY	5.00%	11/15/2040	A2	5,000,000	5,000,056
Public Finance Authority - Southeast Overtown Park West Community Redevelopment Agency WI Tax Allocation†	5.00%	6/1/2041	NR	23,500,000	23,893,827
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	4,220,000	4,134,047
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	6,316,000	6,187,355
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.50%	7/1/2034	NR	25,799,000	25,799,681
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%	7/1/2053	NR	1,000	907
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.55%	7/1/2040	NR	3,180,000	3,182,071
Total					101,811,229

Tobacco 0.97%
Nassau County Tobacco Settlement Corp. NY	5.00%	6/1/2035	CC	3,675,000	2,998,426
Nassau County Tobacco Settlement Corp. NY	5.25%	6/1/2026	CC	11,251,597	9,683,807

See Notes to Schedule of Investments.	161

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Tobacco (continued)
Silicon Valley Tobacco Securitization Authority CA	Zero Coupon		6/1/2036	NR		$4,000,000	$2,244,788
Tobacco Settlement Financing Corp. - Tobacco Settlement Financing Corp VA	5.20%		6/1/2046	B-		8,905,000	7,652,066
Tobacco Settlement Financing Corp. VA	5.00%		6/1/2047	B-		3,125,000	2,604,687
Total							25,183,774

Transportation 10.93%
California Municipal Finance Authority - LAX Integrated Express Solutions LLC AMT	5.00%		6/30/2027	BB+	(b)	695,000	710,428
California Municipal Finance Authority - LAX Integrated Express Solutions LLC AMT	5.00%		6/30/2028	BB+	(b)	2,210,000	2,284,420
Chicago O’Hare International Airport - TRIPS Obligated Group IL AMT	5.00%		7/1/2048	BBB+		13,435,000	13,259,836
City & County of Denver - United Airlines Inc CO AMT	5.00%		10/1/2032	BB+		32,935,000	32,971,084
City & County of Denver Airport System Revenue CO AMT	5.00%		12/1/2035	A+		4,205,000	4,373,347
City of Houston Airport System Revenue - United Airlines Inc TX AMT	5.00%		7/15/2027	BB+	(b)	3,650,000	3,710,352
City of Houston Airport System Revenue - United Airlines Inc TX AMT	5.25%		7/15/2033	Ba2		10,000,000	10,735,120
City of Houston Airport System Revenue - United Airlines Inc TX AMT	5.50%		7/15/2035	Ba2		9,750,000	10,747,219
City of Houston Airport System Revenue - United Airlines Inc TX AMT	5.50%		7/15/2037	Ba2		2,100,000	2,283,953
County of Miami-Dade Aviation Revenue FL AMT	5.00%		10/1/2033	A+		2,705,000	2,708,251
County of Sacramento Airport System Revenue CA AMT	5.00%		7/1/2036	A+		6,000,000	6,215,064
Eagle County Airport Terminal Corp. CO AMT	5.00%		5/1/2037	Baa2		2,070,000	2,085,865
Florida Development Finance Corp. - AAF Operations Holdings LLC AMT†	Zero Coupon	#(a)	7/15/2032	NR		10,500,000	3,780,000
Florida Development Finance Corp. - AAF Operations Holdings LLC AMT†	12.00%	#(a)	7/15/2059	NR		4,500,000	1,620,000
Illinois Finance Authority - Centerpoint Joliet Terminal Railroad LLC AMT†	4.80%	#(a)	12/1/2043	BBB+		15,000,000	15,497,115
Illinois Finance Authority - Centerpoint Joliet Terminal Railroad LLC AMT†	4.80%	#(a)	12/1/2043	BBB+		7,750,000	8,006,843
Illinois Finance Authority - Centerpoint Joliet Terminal Railroad LLC AMT†	4.80%	#(a)	12/1/2043	BBB+		7,000,000	7,231,987

162	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Transportation (continued)
Illinois State Toll Highway Authority	5.00%	1/1/2040	AA-		$2,005,000	$2,006,890
Maryland Economic Development Corp. - Purple Line Transit Partners LLC AMT	5.00%	11/12/2028	Baa3		9,995,000	10,058,543
New Jersey Economic Development Authority - DRP Urban Renewal 4 LLC AMT†	6.375%	1/1/2035	NR		4,250,000	4,400,674
New Jersey Economic Development Authority - Port Newark Container Terminal LLC AMT	5.00%	10/1/2047	Baa2		20,060,000	20,067,912
New York Transportation Development Corp. - Delta Air Lines Inc AMT	4.00%	10/1/2030	Baa2		14,905,000	15,201,542
New York Transportation Development Corp. - Delta Air Lines Inc AMT	4.00%	1/1/2036	Baa2		5,910,000	5,756,752
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%	1/1/2033	Baa2		2,500,000	2,564,437
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%	1/1/2036	Baa2		14,870,000	15,138,408
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.625%	4/1/2040	Baa2		1,625,000	1,705,706
New York Transportation Development Corp. - Delta Air Lines Inc AMT	6.00%	4/1/2035	Baa2		3,000,000	3,307,717
New York Transportation Development Corp. - Empire State Thruway Partners LLC AMT	2.50%	10/31/2031	BBB-	(b)	1,365,000	1,221,647
New York Transportation Development Corp. - JFK International Air Terminal LLC AMT	5.00%	12/1/2036	Baa1		2,700,000	2,883,775
New York Transportation Development Corp. - JFK NTO LLC AMT	5.25%	6/30/2038	Baa3		2,720,000	2,943,253
New York Transportation Development Corp. - JFK NTO LLC AMT	5.25%	6/30/2041	Baa3		1,000,000	1,048,429
New York Transportation Development Corp. - JFK NTO LLC AMT	5.50%	6/30/2038	Baa3		2,065,000	2,215,075
New York Transportation Development Corp. - JFK NTO LLC AMT	5.50%	6/30/2039	Baa3		1,035,000	1,104,837
New York Transportation Development Corp. - Laguardia Gateway Partner AMT	4.00%	7/1/2033	Baa2		2,815,000	2,808,032
New York Transportation Development Corp. - Laguardia Gateway Partner AMT	5.00%	7/1/2034	Baa2		8,750,000	8,756,046
New York Transportation Development Corp. - Laguardia Gateway Partners LLC (AG) AMT	4.00%	7/1/2036	AA		1,660,000	1,657,331

See Notes to Schedule of Investments.	163

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
New York Transportation Development Corp. - Laguardia Gateway Partners LLC AMT	5.00%		7/1/2041	Baa2	$6,085,000	$6,085,520
North Parkway Municipal Management District No. 1 TX†	3.625%		9/15/2026	NR	200,000	199,375
Pennsylvania Economic Development Financing Authority - PA Bridges Finco LP	5.00%		12/31/2038	BBB	3,925,000	3,934,968
Port of Beaumont Navigation District - Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group TX AMT†	3.625%		1/1/2035	NR	1,925,000	1,799,479
Public Finance Authority - Air Cargo Obligated Group WI AMT	5.00%		7/1/2032	BBB	1,845,000	1,973,771
Public Finance Authority - Million Air Three Obligated Group WI AMT†	5.50%		9/1/2030	NR	605,000	633,789
Public Finance Authority - Million Air Three Obligated Group WI AMT†	5.75%		9/1/2035	NR	2,000,000	2,095,807
Texas Private Activity Bond Surface Transportation Corp. - LBJ Infrastructure Group LLC	4.00%		12/31/2036	Baa1	5,810,000	5,884,157
Tulsa Municipal Airport Trust Trustees - American Airlines Inc OK AMT	6.25%		12/1/2035	B+	11,475,000	13,148,396
Virginia Small Business Financing Authority - 95 Express Lanes LLC AMT	5.00%		1/1/2034	BBB	6,710,000	7,223,714
Virginia Small Business Financing Authority - Elizabeth River Crossings OpCo LLC AMT	4.00%		7/1/2033	BBB	6,000,000	6,125,630
Total						282,172,496

Utilities 14.76%
Black Belt Energy Gas District AL	5.00%		10/1/2035	A2	38,290,000	39,469,543
Black Belt Energy Gas District AL	5.00%		10/1/2035	A2	8,750,000	9,272,419
Black Belt Energy Gas District AL	5.25%	#(a)	5/1/2055	A1	8,930,000	9,703,870
Black Belt Energy Gas District AL	5.50%	#(a)	6/1/2049	A2	2,350,000	2,479,974
Black Belt Energy Gas District AL†	5.50%	#(a)	11/1/2056	BBB-	20,230,000	21,454,576
California Community Choice Financing Authority	5.00%	#(a)	10/1/2055	A2	19,000,000	19,714,537
California Community Choice Financing Authority	5.00%	#(a)	1/1/2056	A1	3,600,000	3,795,529
California Community Choice Financing Authority	5.00%	#(a)	3/1/2056	Aa3	16,875,000	18,380,299

164	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
California Community Choice Financing Authority	5.25%	#(a)	11/1/2054	A2	$3,300,000	$3,506,775
Central Plains Energy Project NE	5.00%	#(a)	5/1/2054	Aa2	5,000,000	5,334,505
Charlotte County Industrial Development Authority - MSKP Town & Country Utility LLC AMT FL†	5.50%		10/1/2036	NR	3,135,000	3,138,630
Charlotte County Industrial Development Authority - MSKP Town & Country Utility LLC FL†	5.00%		10/1/2029	NR	1,770,000	1,814,223
Charlotte County Industrial Development Authority - MSKP Town & Country Utility LLC FL†	5.00%		10/1/2034	NR	1,000,000	1,019,130
City of Osceola - Plum Point Energy Associates LLC AR AMT	5.50%	#(a)	4/1/2036	NR	11,750,000	11,750,000
City of Seattle Municipal Light & Power Revenue WA	3.57% (MUNIPSA * 1 + .25%	)#	5/1/2045	AA	3,000,000	2,984,768
County of Trimble - Louisville Gas and Electric Co KY AMT	4.70%	#(a)	6/1/2054	A1	1,750,000	1,763,370
Delaware State Economic Development Authority - NRG Energy Inc	4.00%	#(a)	10/1/2045	BBB-	7,635,000	7,657,104
Energy Southeast A Cooperative District AL	5.25%	#(a)	7/1/2054	A1	3,000,000	3,266,040
Energy Southeast A Cooperative District AL	5.75%	#(a)	4/1/2054	A1	2,000,000	2,216,129
Florida Development Finance Corp. - Waste Pro USA Inc AMT	3.00%		6/1/2032	NR	7,000,000	6,462,407
Kentucky Public Energy Authority	5.00%	#(a)	5/1/2055	A2	4,500,000	4,731,382
Main Street Natural Gas, Inc. GA†	4.00%	#(a)	8/1/2052	BBB-	23,050,000	23,030,186
Main Street Natural Gas, Inc. GA	4.00%	#(a)	9/1/2052	A3	1,190,000	1,219,152
Main Street Natural Gas, Inc. GA	4.226% (SOFR * .67 + 1.70%	)#	12/1/2053	Aa1	5,000,000	5,175,968
Main Street Natural Gas, Inc. GA	5.00%	#(a)	5/1/2055	A3	6,320,000	6,745,512
Main Street Natural Gas, Inc. GA	5.00%	#(a)	12/1/2055	A3	19,000,000	20,246,655
Pennsylvania Economic Development Financing Authority - Talen Energy Supply LLC	5.25%	#(a)	12/1/2037	B	11,155,000	11,229,249
Pennsylvania Economic Development Financing Authority - Talen Energy Supply LLC	5.25%	#(a)	12/1/2038	B	5,640,000	5,675,570

See Notes to Schedule of Investments.	165

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2025

Investments		Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
Puerto Rico Commonwealth Aqueduct & Sewer Authority†		5.00%		7/1/2030	NR	$6,285,000	$6,581,120
Puerto Rico Commonwealth Aqueduct & Sewer Authority†		5.00%		7/1/2033	NR	1,150,000	1,203,244
Puerto Rico Commonwealth Aqueduct & Sewer Authority†		5.00%		7/1/2033	NR	5,230,000	5,496,415
Puerto Rico Commonwealth Aqueduct & Sewer Authority†		5.00%		7/1/2035	NR	1,500,000	1,554,245
Southeast Energy Authority A Cooperative District AL	4.939% (SOFR * .67 + 2.42%		)#	1/1/2053	A1	10,000,000	10,492,940
Southeast Energy Authority A Cooperative District AL		5.00%		11/1/2035	Baa1	25,100,000	26,671,328
Southeast Energy Authority A Cooperative District AL		5.00%		1/1/2056	A1	14,535,000	15,155,509
Southeast Energy Authority A Cooperative District AL(d)		5.00%		1/1/2056	A1	15,000,000	15,631,784
Southeast Energy Authority A Cooperative District AL		5.25%	#(a)	11/1/2055	A1	25,000,000	27,508,180
Tennergy Corp. TN		5.50%	#(a)	10/1/2053	Baa1	8,195,000	8,793,910
Texas Municipal Gas Acquisition & Supply Corp. IV		5.50%	#(a)	1/1/2054	A1	8,000,000	8,898,403
Total							381,224,580
Total Municipal Bonds (cost $2,469,960,173)							2,493,079,793

WARRANTS 0.00%

Construction & Engineering 0.00%
Desertxpress Enterprises LLC* (cost $0)		11.50%		12/1/2035	NR	222,000	0	(e)

	Interest Rate#	Interest Rate Reset Date(f)		Final Maturity Date

SHORT-TERM INVESTMENTS 1.66%

Variable Rate Demand Notes 1.63%

Corporate-Backed 0.22%
Maryland Industrial Development Financing Authority - Occidental Petroleum Corp	4.450%	1/2/2026		3/1/2030	Baa3	5,645,000	5,645,000

166	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2025

Investments	Interest Rate#	Interest Rate Reset Date(f)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation 0.97%
City of New York NY GO	2.500%	1/2/2026	10/1/2046	AA	$1,100,000	$1,100,000
City of New York NY GO	2.550%	1/2/2026	4/1/2042	AA	5,500,000	5,500,000
City of New York NY GO	2.550%	1/2/2026	4/1/2042	AA	12,880,000	12,880,000
City of New York NY GO	2.600%	1/2/2026	4/1/2038	AA+	5,550,000	5,550,000
Total						25,030,000

Health Care 0.04%
Idaho Health Facilities Authority - St Luke’s Health System Ltd Obligated Group/ID	2.450%	1/1/2026	3/1/2060	AA+	1,000,000	1,000,000

Utilities 0.40%
Development Authority of Appling County - Georgia Power Co	2.500%	1/1/2026	9/1/2041	A	5,500,000	5,500,000
New York City Municipal Water Finance Authority - New York City Water & Sewer System NY	2.450%	1/15/2026	6/15/2049	AA+	2,425,000	2,425,000
New York City Municipal Water Finance Authority - New York City Water & Sewer System NY	2.500%	1/15/2026	6/15/2033	AA+	2,500,000	2,500,000
Total						10,425,000
Total Variable Rate Demand Notes (cost $42,100,000)						42,100,000

REPURCHASE AGREEMENTS 0.03%
Repurchase Agreement dated 12/31/2025, 3.250% due 1/2/2026 with Fixed Income Clearing Corp. collateralized by $740,400 of U.S. Treasury Note at 4.500% due 5/15/2027; value: $754,767; proceeds: $739,911 (cost $739,777)					739,777	739,777
Total Short-Term Investments (cost $42,839,777)						42,839,777
Total Investments in Securities 98.25% (cost $2,514,277,222)						2,537,418,043
Other Assets and Liabilities – Net(g) 1.75%						45,186,682
Net Assets 100.00%						$2,582,604,725

AG	AG Insured by - Assured Guaranty, inc.
AMT	Income from the security may be subject to Alternative Minimum Tax.
COPS	Certificates of Participation.
CPI	Consumer Price Index: Rate fluctuates based on CPI.
FGIC	Insured by - Financial Guaranty Insurance Company.

See Notes to Schedule of Investments.	167

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2025

FHLMC	Insured by - Federal Home Loan Mortgage Corporation.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
GTD	Guaranteed.
HUD	Insured by - Department of Housing and Urban Development.
MUNIPSA	SIFMA Municipal Swap Index Yield.
NR	Not Rated.
SIFMA	Insured by - Securities Industry and Financial Markets Association.
SOFR	Secured Overnight Financing Rate.
TRIPS	Tax Refund Intercept Programs.
YoY	Year on Year Inflation Rates.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At December 31, 2025, the total value of Rule 144A securities was $733,922,295, which represents 28.42% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at December 31, 2025.
*	Non-income producing security.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	This investment has been rated by Fitch IBCA.
(c)	Defaulted (non-income producing security).
(d)	Municipal Bonds Held in Trust – Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
(e)	Level 3 Investment as described in Note 2(a) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(f)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.
(g)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on futures contracts as follows:

Futures Contracts at December 31, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	March 2026	497	Short	$(56,089,855)	$(55,881,438)	$208,417
U.S. Long Bond	March 2026	312	Short	(36,383,281)	(36,065,250)	318,031
Total Unrealized Appreciation on Futures Contracts						$526,448

168	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2025

The following is a summary of the inputs used as of December 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Corporate Bonds	$–	$1,498,473	$–	$1,498,473
Municipal Bonds(3)	–	2,493,079,793	–	2,493,079,793
Warrants	–	–	0	0
Short-Term Investments
Variable Rate Demand Notes	–	42,100,000	–	42,100,000
Repurchase Agreements	–	739,777	–	739,777
Total	$–	$2,537,418,043	$–	$2,537,418,043
Other Financial Instruments
Futures Contracts
Assets	$526,448	$–	$–	$526,448
Liabilities	–	–	–	–
Total	$526,448	$–	$–	$526,448

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Includes Municipal Bonds held in the Trust.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Schedule of Investments.	169

Schedule of Investments (unaudited)

CALIFORNIA TAX FREE FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 99.54%

MUNICIPAL BONDS 99.54%

Corporate-Backed 1.94%
California Infrastructure & Economic Development Bank - DesertXpress Enterprises LLC†	12.00%	#(a)	1/1/2065	NR	$2,705,000	$2,001,700
California Municipal Finance Authority - United Airlines Inc AMT	4.00%		7/15/2029	BB+	4,020,000	4,039,346
California Pollution Control Financing Authority - Poseidon Resources Channelside LP AMT†	5.00%		11/21/2045	Baa3	4,410,000	4,412,062
California Pollution Control Financing Authority - Waste Management Inc AMT	4.30%		7/1/2040	A-	1,065,000	1,065,657
San Francisco City & County Airport Comm-San Francisco International Airport - SFO Fuel Co LLC CA AMT	5.00%		1/1/2038	A+	1,715,000	1,781,068
Total						13,299,833

Education 13.05%
Alvord Unified School District CA GO (BAM)	5.00%		8/1/2052	AA	4,000,000	4,189,264
Brentwood Union School District CA GO	5.25%		8/1/2052	Aa3	2,125,000	2,251,221
California Educational Facilities Authority - Art Center College of Design	4.00%		12/1/2037	Baa2	1,150,000	1,130,444
California Educational Facilities Authority - Art Center College of Design	5.00%		12/1/2044	Baa2	2,000,000	2,009,268
California Educational Facilities Authority - Chapman University	5.00%		4/1/2044	A2	1,000,000	1,084,187
California Educational Facilities Authority - Chapman University	5.00%		4/1/2045	A2	1,050,000	1,124,088
California Educational Facilities Authority - University of Southern California	5.00%		10/1/2055	AA	5,000,000	5,305,905
California Educational Facilities Authority - University of the Pacific	5.00%		11/1/2053	A2	2,900,000	3,016,612
California Educational Facilities Authority - University of the Pacific	5.00%		11/1/2055	A2	3,750,000	3,936,021
California Enterprise Development Authority - Campbell Hall Episcopal	5.00%		8/1/2040	A	3,000,000	3,373,153
California Enterprise Development Authority - Castilleja School Foundation	5.00%		6/1/2049	A	2,750,000	2,884,872
California Health Facilities Financing Authority - Art Center College of Design	5.00%		12/1/2048	Baa2	1,000,000	993,474

170	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
California Infrastructure & Economic Development Bank(b)	5.25%	5/15/2059	AA	$4,000,000	$4,263,801
California Infrastructure & Economic Development Bank - Equitable School Revolving Fund LLC Obligated Group	5.00%	11/1/2049	A	2,750,000	2,796,300
California Infrastructure & Economic Development Bank - Equitable School Revolving Fund LLC Obligated Group	5.00%	11/1/2054	A	1,500,000	1,517,338
California Infrastructure & Economic Development Bank - Equitable School Revolving Fund LLC Obligated Group	5.00%	11/1/2059	A	1,520,000	1,533,202
California Municipal Finance Authority - Biola University Inc	5.00%	10/1/2032	Baa2	400,000	410,833
California Municipal Finance Authority - Biola University Inc	5.00%	10/1/2039	Baa2	1,000,000	1,014,780
California Municipal Finance Authority - California Baptist University†	5.375%	11/1/2045	NR	775,000	791,195
California Municipal Finance Authority - Samuel Merritt University	5.25%	6/1/2053	A3	5,500,000	5,661,278
California Municipal Finance Authority - SDORI Charter School Properties LLC†	5.625%	3/1/2045	B+	500,000	448,241
California Municipal Finance Authority - University of the Pacific	3.00%	11/1/2048	A2	3,885,000	2,862,104
California Municipal Finance Authority - University of the Pacific	4.00%	11/1/2042	NR	10,000	10,836
California Municipal Finance Authority - University of the Pacific	4.00%	11/1/2042	A2	1,165,000	1,163,512
California Municipal Finance Authority - Westside Neighborhood School†	5.90%	6/15/2044	BB	1,815,000	1,917,745
California School Finance Authority - Green Dot Public Schools Obligated Group†	5.00%	8/1/2045	BBB-	620,000	619,967
California School Finance Authority - Kipp SoCal Public Schools Obligated†	5.00%	7/1/2045	BBB	2,190,000	2,186,406
California School Finance Authority - Kipp SoCal Public Schools Obligated†	5.00%	7/1/2047	BBB	4,415,000	4,408,189
California State University	4.625%	11/1/2056	Aa2	2,500,000	2,539,004
California State University	5.25%	11/1/2050	Aa2	4,000,000	4,350,200
California State University	5.50%	11/1/2055	Aa2	8,000,000	8,768,370
Montebello Unified School District CA GO (AG)	5.50%	8/1/2047	AA	2,000,000	2,147,327
Rincon Valley Union School District CA GO	5.00%	8/1/2054	AA	2,875,000	3,050,520

See Notes to Schedule of Investments.	171

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Santa Clarita Community College District CA GO	5.25%		8/1/2045	AA	$1,500,000	$1,625,240
University of California	5.00%		5/15/2053	AA	2,500,000	2,644,190
University of California	5.25%		5/15/2055	AA	1,500,000	1,615,242
Total						89,644,329

General Obligation 15.03%
California Community Choice Financing Authority	5.00%	#(a)	12/1/2053	A2	1,925,000	2,018,366
California Community Choice Financing Authority	5.25%	#(a)	1/1/2054	Baa1	7,595,000	8,073,544
California Community Choice Financing Authority	5.50%	#(a)	5/1/2054	A2	4,905,000	5,180,936
California State Public Works Board - State of California Department of General Services	4.00%		5/1/2046	Aa3	1,950,000	1,912,575
California State Public Works Board - State of California Department of General Services	5.00%		4/1/2049	Aa3	1,000,000	1,057,838
Commonwealth of Puerto Rico GO	4.00%		7/1/2046	NR	2,120,000	1,852,062
Commonwealth of Puerto Rico GO	5.75%		7/1/2031	NR	165,067	181,438
Dublin Unified School District CA GO	3.00%		8/1/2041	Aa2	2,425,000	2,143,005
El Rancho Unified School District CA GO (BAM)	5.75%		8/1/2048	AA	1,425,000	1,607,767
Imperial Community College District CA GO (AG)	5.00%		8/1/2054	AA	2,500,000	2,617,677
Irvine Unified School District CA GO	2.25%		9/1/2049	Aa1	3,000,000	1,932,084
Las Virgenes Unified School District CA GO	5.25%		8/1/2051	AA	3,000,000	3,242,196
Los Angeles Unified School District - Los Angeles Unified School District/CA GO	5.25%		7/1/2049	Aa2	1,625,000	1,760,197
Mt San Antonio Community College District CA GO	5.25%		8/1/2055	Aa1	1,500,000	1,625,980
Newport Mesa Unified School District CA GO	Zero Coupon		8/1/2041	Aaa	1,325,000	719,609
Newport Mesa Unified School District CA GO	Zero Coupon		8/1/2045	Aaa	1,000,000	423,796
North Orange County Community College District CA GO	2.75%		8/1/2036	AA+	2,000,000	1,874,949
Novato Unified School District CA GO	3.00%		8/1/2044	Aa1	4,765,000	3,956,969
Pajaro Valley Health Care District CA GO	5.00%		9/1/2046	Ba2	2,750,000	2,735,710

172	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
Pajaro Valley Health Care District CA GO	5.00%	9/1/2054	Ba2	$2,205,000	$2,118,353
Peralta Community College District CA GO	5.00%	8/1/2054	AA-	1,750,000	1,859,905
Pomona Unified School District CA GO	5.00%	8/1/2050	Aa3	1,100,000	1,164,822
Ravenswood City School District CA GO (BAM)	5.25%	8/1/2053	AA	2,000,000	2,115,247
Redlands Unified School District CA GO	5.00%	7/1/2054	Aa2	2,500,000	2,634,987
San Benito High School District CA GO	Zero Coupon	8/1/2042	Aa3	1,795,000	894,576
San Benito High School District CA GO	Zero Coupon	8/1/2043	Aa3	2,600,000	1,215,973
San Diego Community College District CA GO	5.00%	8/1/2055	AAA	5,000,000	5,318,011
San Diego Public Facilities Financing Authority CA	5.25%	10/15/2052	AA-	4,125,000	4,373,815
San Diego Unified School District CA	4.125%	7/1/2050	Aa2	1,000,000	972,869
Santa Barbara Community College District CA GO	6.00%	8/1/2055	AA+	3,410,000	3,963,909
Santa Monica-Malibu Unified School District CA GO	3.00%	8/1/2044	AA+	1,515,000	1,245,935
Santa Monica-Malibu Unified School District CA GO	4.25%	8/1/2052	AA+	2,000,000	1,982,114
Southwestern Community College District CA GO	Zero Coupon	8/1/2041	Aa2	1,100,000	606,295
Southwestern Community College District CA GO	5.25%	8/1/2055	Aa2	2,000,000	2,161,410
State of California GO	5.00%	3/1/2044	Aa2	1,000,000	1,095,644
State of California GO	5.00%	9/1/2053	Aa2	1,000,000	1,053,568
State of California GO	5.00%	3/1/2055	Aa2	4,000,000	4,226,504
State of California GO	5.00%	11/1/2055	Aa2	2,500,000	2,635,424
State of California GO	5.25%	9/1/2053	Aa2	3,000,000	3,205,073
State of California GO	5.25%	8/1/2054	Aa2	1,250,000	1,342,145
State of California GO	5.25%	8/1/2055	Aa2	2,500,000	2,697,671
State of California GO	5.50%	8/1/2054	Aa2	3,600,000	3,937,744
Sunnyvale School District CA GO	5.00%	9/1/2056	AAA	3,500,000	3,726,971
Washington Township Health Care District CA GO	5.25%	8/1/2048	AA	1,625,000	1,760,271
Total					103,225,934

See Notes to Schedule of Investments.	173

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care 13.65%
Antelope Valley Healthcare District Obligated Group CA	5.00%		3/1/2026	BBB-	$545,000	$545,382
Antelope Valley Healthcare District Obligated Group CA	5.25%		3/1/2036	BBB-	1,000,000	999,900
California Community Choice Financing Authority - Providence St Joseph Health Obligated Group	3.00%		10/1/2041	A	4,095,000	3,509,943
California Community Choice Financing Authority - Providence St Joseph Health Obligated Group	3.00%		10/1/2047	A	3,105,000	2,323,088
California Community Choice Financing Authority - Providence St Joseph Health Obligated Group	5.00%		10/1/2044	A	2,410,000	2,411,279
California Health Facilities Financing Authority - Adventist Health System/ West Obligated Group	5.00%		12/1/2035	BBB+	1,500,000	1,704,053
California Health Facilities Financing Authority - Cedars-Saini Medical Center Obligated Group	3.00%		8/15/2051	AA-	4,705,000	3,407,015
California Health Facilities Financing Authority - Children’s Hospital Los Angeles Obligated Group	5.00%		10/1/2030	A	1,470,000	1,472,570
California Health Facilities Financing Authority - Children’s Hospital of Orange County Obligated Group	2.125%		11/1/2041	AA	2,500,000	1,848,745
California Health Facilities Financing Authority - Children’s Hospital of Orange County Obligated Group	3.00%		11/1/2038	AA	3,000,000	2,860,330
California Health Facilities Financing Authority - Children’s Hospital of Orange County Obligated Group	5.00%		11/1/2054	AA	4,000,000	4,172,247
California Health Facilities Financing Authority - CommonSpirit Health Obligated Group	5.00%		12/1/2044	A-	1,485,000	1,567,828
California Health Facilities Financing Authority - CommonSpirit Health Obligated Group	5.00%		12/1/2054	A-	4,405,000	4,534,085
California Health Facilities Financing Authority - El Camino Healthcare Obligated Group	5.25%		2/1/2048	AA	3,000,000	3,245,551
California Health Facilities Financing Authority - Providence St Joseph Health Obligated Group	5.25%	#(a)	10/1/2050	A	3,000,000	3,416,363

174	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
California Health Facilities Financing Authority - Stanford Health Care Obligated Group	5.25%	8/15/2054	Aa2		$6,000,000	$6,480,897
California Health Facilities Financing Authority - Sutter Health Obligated Group	5.00%	11/15/2038	A+		2,250,000	2,324,345
California Infrastructure & Economic Development Bank - Roseville Sustainable Energy Partner LLC	5.25%	7/1/2049	BBB+		2,450,000	2,506,551
California Municipal Finance Authority - Community Health Centers of The Central Coast Inc	5.75%	12/1/2055	BBB	(c)	1,000,000	1,039,242
California Municipal Finance Authority - Community Hospitals of Central California Obligated Group	5.00%	2/1/2037	BBB+		2,000,000	2,024,512
California Municipal Finance Authority - Community Hospitals of Central California Obligated Group (AG)	4.00%	2/1/2051	AA		1,000,000	917,322
California Municipal Finance Authority - Eisenhower Medical Center	5.00%	7/1/2036	Baa2		1,580,000	1,597,957
California Municipal Finance Authority - PRS-California Obligated Group	5.00%	4/1/2044	BBB+	(c)	1,415,000	1,461,908
California Public Finance Authority - Hazelden Betty Ford Foundation	5.00%	11/1/2054	Baa1		2,000,000	2,014,769
California Public Finance Authority - Kendal At Ventura†	10.00%	5/15/2028	NR		500,000	518,791
California Public Finance Authority - QSH/LB LLC†	6.625%	6/1/2065	NR		1,000,000	1,032,967
California Public Finance Authority - QSH/MB LLC†	6.75%	7/1/2065	NR		990,000	1,056,687
California Statewide Communities Development Authority - John Muir Health Obligated Group	5.25%	12/1/2054	A		3,850,000	4,046,710
California Statewide Communities Development Authority - Loma Linda University Medical Center Obligated Group†	5.00%	12/1/2026	BB+		2,335,000	2,347,794
California Statewide Communities Development Authority - Loma Linda University Medical Center Obligated Group†	5.25%	12/1/2048	BB+		1,395,000	1,405,672
California Statewide Communities Development Authority - Loma Linda University Medical Center Obligated Group	5.50%	12/1/2054	BB+		2,225,000	2,230,281
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group†	5.00%	12/1/2041	BB+		2,350,000	2,355,723

See Notes to Schedule of Investments.	175

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group	5.25%		12/1/2034	BB+	$2,150,000	$2,156,192
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group†	5.50%		12/1/2058	BB+	2,645,000	2,672,991
Los Angeles County Public Works Financing Authority - County of Los Angeles CA	5.50%		12/1/2053	AA+	2,000,000	2,185,867
Palomar Health Obligated Group CA	5.00%		11/1/2036	CCC+	3,555,000	3,403,243
Palomar Health Obligated Group CA	5.00%		11/1/2039	CCC+	4,750,000	4,451,962
Regents of the University of California Medical Center Pooled Revenue	3.50%		5/15/2054	AA-	4,000,000	3,322,930
Washington Township Health Care District CA	5.75%		7/1/2053	Baa3	2,100,000	2,196,566
Total						93,770,258

Housing 6.46%
California Community Housing Agency Arbors Apartments†	5.00%		8/1/2050	NR	965,000	903,792
California Enterprise Development Authority - Provident Group-Pomona Properties LLC	5.00%		1/15/2045	Baa3	4,295,000	4,390,925
California Enterprise Development Authority - Provident Group-SDSU Properties LLC	5.00%		8/1/2040	Baa3	1,625,000	1,683,590
California Enterprise Development Authority - Provident Group-SDSU Properties LLC	5.00%		8/1/2050	Baa3	2,030,000	2,051,814
California Enterprise Development Authority - Provident Group-SDSU Properties LLC	5.00%		8/1/2055	Baa3	1,075,000	1,088,250
California Housing Finance Agency	3.25%		8/20/2036	BBB+	7,943,128	7,622,443
California Municipal Finance Authority	4.326%	#(a)	11/20/2040	AA-	2,995,954	3,002,089
California Municipal Finance Authority	4.326%	#(a)	11/20/2040	BBB	1,497,977	1,422,835
California Municipal Finance Authority	4.326%	#(a)	11/20/2040	NR	1,359,903	945,770
California Municipal Finance Authority - Bowles Hall Foundation	5.00%		6/1/2050	Baa3	500,000	500,005
California Municipal Finance Authority - Caritas Corp CMFA Mobile Home Park Financing 2024 Portfolio	5.00%		8/15/2049	A-	2,230,000	2,282,679

176	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Housing (continued)
California Municipal Finance Authority - Caritas Corp CMFA Mobile Home Park Financing 2024 Portfolio	5.00%	8/15/2054	A-	$2,000,000	$2,035,394
California Municipal Finance Authority - CHF-Davis I LLC	5.00%	5/15/2048	Baa3	2,780,000	2,787,340
California Municipal Finance Authority - CHF-Davis II LLC (BAM)	3.00%	5/15/2051	AA	2,500,000	1,881,082
California Municipal Finance Authority - CHF-Riverside I LLC	5.00%	5/15/2043	Baa3	3,000,000	3,025,716
California Public Finance Authority - P3 Irvine SL Holdings LLC Obligated Group†	6.375%	6/1/2059	NR	2,000,000	1,911,816
California Public Finance Authority - P3 Irvine SL Holdings LLC Obligated Group†	6.50%	6/1/2054	NR	1,000,000	979,519
California Statewide Communities Development Authority - CHF-Irvine LLC	5.00%	5/15/2035	Baa1	3,100,000	3,118,374
CSCDA Community Improvement Authority Orange Portfolio CA†	3.00%	3/1/2057	NR	2,000,000	1,358,007
CSCDA Community Improvement Authority Westgate Apartments CA†	3.00%	6/1/2047	NR	1,500,000	1,052,639
CSCDA Community Improvement Authority Westgate Apartments CA†	4.00%	6/1/2057	NR	1,000,000	298,115
Total					44,342,194

Lease Obligations 2.08%
California State Public Works Board	5.00%	4/1/2050	Aa3	2,000,000	2,117,457
California State Public Works Board - State of California Department of General Services	4.00%	11/1/2046	Aa3	2,100,000	2,059,069
Los Angeles County Public Works Financing Authority - County of Los Angeles CA	5.50%	12/1/2054	AA+	2,000,000	2,197,632
San Diego Public Facilities Financing Authority - City of San Diego CA	5.00%	10/15/2054	AA-	5,000,000	5,239,854
San Diego Public Facilities Financing Authority - City of San Diego CA	5.25%	10/15/2055	AA-	2,500,000	2,682,379
Total					14,296,391

Other Revenue 2.70%
California Infrastructure & Economic Development Bank - Los Angeles County Museum of Natural History Foundation	4.00%	7/1/2050	A2	2,625,000	2,506,701
California School Finance Authority - Green Dot Public Schools Obligated Group†	5.00%	8/1/2038	BBB-	1,000,000	1,021,308

See Notes to Schedule of Investments.	177

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other Revenue (continued)
Commonwealth of Puerto Rico GO	Zero Coupon	#(a)	11/1/2051	NR	$69,385	$45,447
Municipal Improvement Corp. of Los Angeles(b)	5.50%		5/1/2055	A+	5,500,000	5,941,498
San Diego Unified School District(b)	5.00%		7/1/2055	AAA	8,000,000	8,484,382
Territory of Guam	5.25%		1/1/2037	Baa3	500,000	554,093
Total						18,553,429

Pollution Control 0.23%
California Municipal Finance Authority - Republic Services Inc AMT	3.875%	#(a)	3/1/2054	A-	1,600,000	1,602,833

Power 0.49%
Southern California Public Power Authority	5.25%		7/1/2053	Aa2	3,180,000	3,355,856

Pre-Refunded 0.10%
M-S-R Energy Authority CA	6.50%		11/1/2039	BBB+	555,000	683,263

Special Tax 3.06%
California Statewide Communities Development Authority	5.00%		9/2/2054	BBB-	3,000,000	3,061,843
City of Fontana Community Facilities District No 109 CA	5.00%		9/1/2049	NR	1,000,000	1,011,622
City of Fontana Community Facilities District No 109 CA	5.00%		9/1/2054	NR	1,400,000	1,408,056
City of Irvine CA Special Tax (BAM)	5.25%		9/1/2053	AA	3,000,000	3,154,866
County of Los Angeles Community Facilities District No. CA Special Tax	5.00%		9/1/2052	NR	1,500,000	1,524,826
County of Orange CA Community Facilities District No 2023-1	5.50%		8/15/2053	NR	1,375,000	1,429,799
Fairfield Community Facilities District - City of Fairfield Community Facilities District No 2023-1 Area No 1 CA	5.00%		9/1/2054	NR	2,000,000	2,018,535
Inland Valley Development Agency CA Tax Allocation	5.25%		9/1/2037	A+	1,325,000	1,335,240
River Islands Public Financing Authority CA Special Tax (AG)	5.25%		9/1/2052	AA	1,000,000	1,052,509
River Islands Public Financing Authority Community Facs District 2023-1 Improvement Area 3 CA	5.00%		9/1/2055	NR	3,000,000	2,978,304
Tejon Ranch Public Facilities Finance Authority - Tejon Ranch Public Facilities Finance Authority Community Facs District No 2008-1 CA	5.00%		9/1/2054	NR	2,000,000	2,008,706
Total						20,984,306

178	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue 2.87%
Compton Community Redevelopment Agency Successor Agency CA Tax Allocation (AG)	5.00%	8/1/2037	AA	$1,700,000	$1,890,873
Matching Fund Special Purpose Securitization Corp. - United States Virgin Islands Federal Excise Tax	5.00%	10/1/2026	NR	1,925,000	1,942,300
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2051	NR	1,639,000	412,118
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	503,000	492,755
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	4,283,000	4,195,763
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%	7/1/2053	NR	7,000	6,351
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.75%	7/1/2053	NR	4,798,854	4,530,501
River Islands Public Financing Authority Community Facs District No 2023-1 Area 2 CA	5.00%	9/1/2048	NR	1,650,000	1,652,412
River Islands Public Financing Authority Community Facs District No 2023-1 Area 2 CA	5.00%	9/1/2054	NR	1,000,000	994,400
San Diego Unified School District CA GO	3.00%	7/1/2044	Aa2	4,400,000	3,608,847
Total					19,726,320

Taxable Revenue - Water & Sewer 2.16%
California Pollution Control Financing Authority - Poseidon Resources Channelside LP AMT†	5.00%	11/21/2045	Baa3	1,100,000	1,130,231
San Francisco City & County Public Utilities Commission Wastewater Revenue(b)	5.00%	10/1/2054	AA	10,000,000	10,544,983
San Francisco City & County Public Utilities Commission Wastewater Revenue CA	5.00%	10/1/2054	AA	3,000,000	3,163,495
Total					14,838,709

Tobacco 2.21%
California Statewide Financing Authority	Zero Coupon	6/1/2046	NR	8,675,000	2,197,854
California Statewide Financing Authority†	Zero Coupon	6/1/2055	NR	10,000,000	596,881

See Notes to Schedule of Investments.	179

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Tobacco (continued)
Golden State Tobacco Securitization Corp. - Golden State Tobacco Securitization Corp CA	5.00%	6/1/2051	BBB		$2,765,000	$2,731,422
Golden State Tobacco Securitization Corp. CA	Zero Coupon	6/1/2066	NR		15,000,000	1,470,508
Inland Empire Tobacco Securitization Corp. - Inland Empire Tobacco Securitization Corp CA	Zero Coupon	6/1/2036	CCC		1,000,000	490,905
Inland Empire Tobacco Securitization Corp. CA†	Zero Coupon	6/1/2057	CCC		3,000,000	186,612
Silicon Valley Tobacco Securitization Authority CA	Zero Coupon	6/1/2041	NR		5,000,000	1,843,251
Silicon Valley Tobacco Securitization Authority CA	Zero Coupon	6/1/2056	NR		2,250,000	204,108
Tobacco Securitization Authority of Southern California - San Diego County Tobacco Asset Securitization Corp	5.00%	6/1/2048	BBB+		5,475,000	5,476,108
Total						15,197,649

Transportation 19.83%
Alameda Corridor Transportation Authority CA (AG)	Zero Coupon	10/1/2051	AA		1,000,000	569,418
Alameda Corridor Transportation Authority CA (AG)	Zero Coupon	10/1/2053	AA		5,000,000	1,296,245
Alameda Corridor Transportation Authority CA (AG)	5.00%	10/1/2052	AA		6,300,000	6,486,991
Bay Area Toll Authority CA	5.00%	4/1/2045	AA		1,200,000	1,311,008
Burbank-Glendale-Pasadena Airport Authority Brick Campaign CA AMT	5.25%	7/1/2049	A		1,365,000	1,424,550
Burbank-Glendale-Pasadena Airport Authority Brick Campaign CA AMT	5.25%	7/1/2054	A		5,350,000	5,547,855
California Municipal Finance Authority - LAX Integrated Express Solutions LLC AMT	4.00%	12/31/2047	BB+	(c)	4,650,000	4,077,996
California Municipal Finance Authority - LAX Integrated Express Solutions LLC AMT	5.00%	12/31/2034	BB+	(c)	1,700,000	1,746,293
California Municipal Finance Authority - LAX Integrated Express Solutions LLC AMT	5.00%	12/31/2035	BB+	(c)	1,205,000	1,234,799
California Municipal Finance Authority - LAX Integrated Express Solutions LLC AMT	5.00%	12/31/2043	BB+	(c)	3,565,000	3,582,793
City of Fresno Airport Revenue CA (BAM) AMT	5.00%	7/1/2048	AA		5,220,000	5,345,132

180	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
City of Long Beach Airport System Revenue CA (AG) AMT	5.25%	6/1/2047	AA	$1,330,000	$1,363,991
City of Los Angeles Department of Airports CA	5.25%	5/15/2051	Aa3	5,750,000	6,196,526
City of Los Angeles Department of Airports CA AMT	4.00%	5/15/2041	AA-	4,420,000	4,309,692
City of Los Angeles Department of Airports CA AMT	4.00%	5/15/2049	AA-	2,000,000	1,801,760
City of Los Angeles Department of Airports CA AMT	4.00%	5/15/2051	AA-	3,000,000	2,675,636
City of Los Angeles Department of Airports CA AMT	5.25%	5/15/2045	Aa3	2,000,000	2,133,505
City of Los Angeles Department of Airports CA AMT	5.25%	5/15/2048	AA-	2,000,000	2,085,690
City of Los Angeles Department of Airports CA AMT	5.50%	5/15/2036	AA	1,100,000	1,236,635
City of Los Angeles Department of Airports CA AMT	5.50%	5/15/2055	Aa3	5,250,000	5,599,140
County of Sacramento Airport System Revenue CA	5.00%	7/1/2049	A+	2,000,000	2,123,146
County of Sacramento Airport System Revenue CA	5.00%	7/1/2054	A+	2,000,000	2,089,115
County of Sacramento Airport System Revenue CA	5.25%	7/1/2054	A+	3,500,000	3,722,623
Foothill-Eastern Transportation Corridor Agency CA	Zero Coupon	1/15/2033	A	1,500,000	1,213,098
Foothill-Eastern Transportation Corridor Agency CA	3.50%	1/15/2053	A	3,600,000	2,906,254
Foothill-Eastern Transportation Corridor Agency CA	3.95%	1/15/2053	A	3,010,000	2,706,091
Foothill-Eastern Transportation Corridor Agency CA	6.85%	1/15/2042	A	1,150,000	1,358,442
Foothill-Eastern Transportation Corridor Agency CA (AG)	3.95%	1/15/2053	AA	2,730,000	2,481,862
Norman Y Mineta San Jose International Airport SJC CA (BAM) AMT	4.00%	3/1/2042	AA	6,000,000	5,777,912
Norman Y Mineta San Jose International Airport SJC CA AMT	5.00%	3/1/2031	A	1,750,000	1,918,659
Port Commission of the City & County of San Francisco CA AMT	5.00%	3/1/2030	Aa3	1,415,000	1,417,318

See Notes to Schedule of Investments.	181

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
San Diego County Regional Airport Authority CA AMT	5.25%		7/1/2045	Aa3	$4,700,000	$5,002,412
San Diego County Regional Airport Authority CA AMT	5.50%		7/1/2055	Aa3	6,750,000	7,225,624
San Francisco City & County Airport Comm-San Francisco International Airport CA	5.00%		5/1/2042	Aa3	3,180,000	3,526,770
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	4.00%		5/1/2052	Aa3	4,875,000	4,244,839
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.00%		5/1/2039	Aa3	2,695,000	2,944,434
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.25%		5/1/2049	Aa3	3,600,000	3,746,711
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.50%		5/1/2055	AA-	5,000,000	5,296,350
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.50%		5/1/2055	AA-	5,000,000	5,296,350
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.75%		5/1/2048	Aa3	2,000,000	2,147,003
San Joaquin Hills Transportation Corridor Agency CA	4.00%		1/15/2044	A	3,932,000	3,720,616
San Joaquin Hills Transportation Corridor Agency CA	4.00%		1/15/2050	A	1,825,000	1,660,448
San Joaquin Hills Transportation Corridor Agency CA	5.25%		1/15/2044	A-	1,425,000	1,425,632
San Joaquin Hills Transportation Corridor Agency CA	5.25%		1/15/2049	A-	1,185,000	1,185,425
San Joaquin Hills Transportation Corridor Agency CA (NATL)	Zero Coupon		1/15/2036	Baa2	1,450,000	1,008,163
Total						136,170,952

Utilities 13.68%
California Community Choice Financing Authority	4.00%	#(a)	2/1/2052	A1	4,000,000	4,058,570
California Community Choice Financing Authority	5.00%	#(a)	2/1/2054	A1	2,500,000	2,661,110

182	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
California Community Choice Financing Authority	5.00%	#(a)	1/1/2055	A1	$6,850,000	$7,143,553
California Community Choice Financing Authority	5.00%	#(a)	2/1/2055	A1	5,775,000	6,199,605
California Community Choice Financing Authority	5.00%	#(a)	2/1/2055	Aa3	3,000,000	3,245,197
California Community Choice Financing Authority	5.00%	#(a)	8/1/2055	A2	3,000,000	3,179,908
California Community Choice Financing Authority	5.00%	#(a)	10/1/2055	A2	7,000,000	7,263,251
California Community Choice Financing Authority	5.00%	#(a)	1/1/2056	A1	5,975,000	6,299,523
California Community Choice Financing Authority	5.00%	#(a)	3/1/2056	Aa3	4,500,000	4,901,413
California Pollution Control Financing Authority - Poseidon Resources Channelside LP†	5.00%		11/21/2045	Baa3	3,870,000	3,916,871
Central Valley Energy Authority CA	5.00%	#(a)	12/1/2055	Aa3	5,570,000	6,071,931
City of Glendale Electric Revenue CA	5.00%		2/1/2054	A+	2,000,000	2,077,113
City of San Francisco Public Utilities Commission Water Revenue CA	5.25%		11/1/2052	Aa2	1,000,000	1,068,249
Guam Government Waterworks Authority - Guam Waterworks Authority Water And Wastewater System	5.00%		7/1/2042	A-	1,545,000	1,620,009
Guam Government Waterworks Authority - Guam Waterworks Authority Water And Wastewater System	5.50%		7/1/2043	A-	250,000	270,694
Guam Government Waterworks Authority - Guam Waterworks Authority Water And Wastewater System	5.50%		7/1/2044	A-	1,000,000	1,073,719
Indio Electric Financing Authority - Imperial Irrigation District Electric System Revenue CA	5.25%		1/1/2053	A1	3,685,000	3,883,988
Long Beach Bond Finance Authority CA	4.186% (3 mo. USD Term SOFR * .67 + 1.43%	)#	11/15/2026	A1	1,025,000	1,029,767
Los Angeles Department of Water & Power System Revenue CA	5.00%		7/1/2035	Aa2	4,000,000	4,657,901
Los Angeles Department of Water & Power System Revenue CA (BAM)	5.00%		7/1/2053	AA	3,500,000	3,626,531
Los Angeles Department of Water & Power Water System Revenue CA	5.00%		7/1/2034	Aa2	1,200,000	1,384,905

See Notes to Schedule of Investments.	183

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Utilities (continued)
Los Angeles Department of Water & Power Water System Revenue CA	5.00%		7/1/2035	Aa2		$1,160,000	$1,350,791
Los Angeles Department of Water & Power Water System Revenue CA	5.00%		7/1/2055	Aa2		5,000,000	5,157,605
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	4.00%		7/1/2042	NR		700,000	662,361
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	4.00%		7/1/2047	NR		1,000,000	885,341
Sacramento Municipal Utility District CA	5.00%		11/15/2054	Aa2		1,000,000	1,054,710
Southern California Public Power Authority	4.227% (3 mo. USD Term SOFR * .67 + 1.47%	)#	11/1/2038	A2		815,000	789,155
Southern California Public Power Authority	5.00%		11/1/2033	A2		3,625,000	4,029,446
Southern California Public Power Authority - Los Angeles Department of Water & Power	5.00%		7/1/2053	Aa2		2,000,000	2,084,775
Transbay Joint Powers Authority CA Tax Allocation	5.00%		10/1/2032	BBB+	(c)	1,090,000	1,141,338
Transbay Joint Powers Authority CA Tax Allocation	5.00%		10/1/2034	BBB+	(c)	300,000	313,546
Transbay Joint Powers Authority CA Tax Allocation	5.00%		10/1/2035	BBB+	(c)	200,000	208,338
Transbay Joint Powers Authority CA Tax Allocation	5.00%		10/1/2038	BBB+	(c)	650,000	668,887
Total							93,980,101
Total Municipal Bonds (cost $684,414,925)							683,672,357

WARRANTS 0.00%

Construction & Engineering 0.00%
Desertxpress Enterprises LLC* (cost $0)	11.50%		12/1/2035	NR		22,500	0	(d)

184	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND December 31, 2025

Investments	Interest Rate#	Interest Rate Reset Date(e)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 1.29%

Variable Rate Demand Notes 1.12%

Education 0.10%
University of California	1.700%	1/2/2026	5/15/2048	AA	$700,000	$700,000

Transportation 1.02%
Bay Area Toll Authority CA	1.700%	1/2/2026	4/1/2055	AA+	7,000,000	7,000,000
Total Variable Rate Demand Notes (cost $7,700,000)						7,700,000

REPURCHASE AGREEMENTS 0.17%
Repurchase Agreement dated 12/31/2025, 3.250% due 1/2/2026 with Fixed Income Clearing Corp. collateralized by $1,165,200 of U.S. Treasury Note at 3.875% due 5/31/2027; value: $1,175,454; proceeds: $1,152,453 (cost $1,152,245)					1,152,245	1,152,245
Total Short-Term Investments (cost $8,852,245)						8,852,245
Total Investments in Securities 100.83% (cost $693,267,170)						692,524,602
Other Assets and Liabilities – Net(f) (0.83)%						(5,669,315)
Net Assets 100.00%						$686,855,287

AG	AG Insured by - Assured Guaranty, inc.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by - Build America Mutual.
NATL	Insured by - National Public Finance Guarantee Corporation.
NR	Not Rated.
SIFMA	Insured by - Securities Industry and Financial Markets Association.
SOFR	Secured Overnight Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At December 31, 2025, the total value of Rule 144A securities was $43,079,623, which represents 6.27% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at December 31, 2025.
*	Non-income producing security.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Municipal Bonds Held in Trust – Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
(c)	This investment has been rated by Fitch IBCA.
(d)	Level 3 Investment as described in Note 2(a) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(e)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.
(f)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on futures contracts as follows:

See Notes to Schedule of Investments.	185

Schedule of Investments (unaudited)(concluded)

CALIFORNIA TAX FREE FUND December 31, 2025

Futures Contracts at December 31, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. Long Bond	March 2026	55	Short	$(6,413,719)	$(6,357,656)	$56,063

The following is a summary of the inputs used as of December 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds(3)	$–	$683,672,357	$–	$683,672,357
Warrants	–	–	0	0
Short-Term Investments
Variable Rate Demand Notes	–	7,700,000	–	7,700,000
Repurchase Agreements	–	1,152,245	–	1,152,245
Total	$–	$692,524,602	$–	$692,524,602
Other Financial Instruments
Futures Contracts
Assets	$56,063	$–	$–	$56,063
Liabilities	–	–	–	–
Total	$56,063	$–	$–	$56,063

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Includes Municipal Bonds held in the Trust.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

186	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

NEW JERSEY TAX FREE FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 99.33%

MUNICIPAL BONDS 99.33%

Corporate-Backed 1.61%
New Jersey Economic Development Authority - NYNJ Link Borrower LLC (AG) AMT	5.00%	1/1/2031	AA	$225,000	$226,287
New Jersey Economic Development Authority - NYNJ Link Borrower LLC AMT	5.00%	1/1/2028	A-	100,000	100,184
New Jersey Economic Development Authority - NYNJ Link Borrower LLC AMT	5.50%	1/1/2026	A-	250,000	250,000
New Jersey Economic Development Authority - Port Newark Container Terminal LLC AMT	5.00%	10/1/2037	Baa2	295,000	300,008
New Jersey Economic Development Authority - United Airlines Inc	5.25%	9/15/2029	BB+	1,180,000	1,181,540
New Jersey Economic Development Authority - United Airlines Inc	5.50%	6/1/2033	BB+	650,000	651,449
Total					2,709,468

Education 15.20%
Camden County Improvement Authority - KIPP Cooper Norcross Obligated Group NJ	6.00%	6/15/2047	BBB	615,000	641,894
Gloucester County Improvement Authority - Rowan University NJ	5.00%	7/1/2043	A	600,000	652,059
Gloucester County Improvement Authority - Rowan University NJ (BAM)	5.00%	7/1/2054	AA	1,000,000	1,031,500
Hudson County Improvement Authority NJ	4.00%	6/1/2049	AA	500,000	469,930
Middlesex County Improvement Authority - Rutgers The State University of New Jersey	5.00%	8/15/2053	Aa3	2,055,000	2,137,636
Middlesex County Improvement Authority NJ GTD	4.00%	8/15/2053	AAA	1,000,000	962,230
Montclair State University, Inc. NJ (AG)	5.00%	7/1/2036	AA	250,000	289,294
Montclair State University, Inc. NJ (AG)	5.00%	7/1/2041	AA	200,000	222,609
New Jersey Economic Development Authority - Provident Group-Montclair Properties LLC (AG)	5.00%	6/1/2042	AA	1,250,000	1,265,598
New Jersey Educational Facilities Authority - Montclair State University Inc (AG)	5.00%	7/1/2041	AA	845,000	931,264

See Notes to Schedule of Investments.	187

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
New Jersey Educational Facilities Authority - Montclair State University Inc (AG)	5.00%		7/1/2044	AA	$500,000	$532,531
New Jersey Educational Facilities Authority - New Jersey City University Inc (AG)	4.00%		7/1/2036	AA	745,000	743,816
New Jersey Educational Facilities Authority - Ramapo College of New Jersey (AG)	4.00%		7/1/2041	AA	545,000	551,067
New Jersey Educational Facilities Authority - Seton Hall University	4.00%		7/1/2046	BBB+	545,000	477,503
New Jersey Educational Facilities Authority - Seton Hall University	5.00%		7/1/2034	BBB+	335,000	336,932
New Jersey Educational Facilities Authority - Seton Hall University (AG)	3.25%		7/1/2049	AA	480,000	392,809
New Jersey Educational Facilities Authority - State of New Jersey	5.00%		9/1/2036	A1	1,145,000	1,277,641
New Jersey Educational Facilities Authority - State of New Jersey	5.25%		9/1/2053	A1	750,000	782,515
New Jersey Educational Facilities Authority - Stevens Institute of Technology International Inc	3.00%		7/1/2050	BBB+	1,350,000	979,427
New Jersey Educational Facilities Authority - Stevens Institute of Technology International Inc	4.00%		7/1/2050	BBB+	200,000	175,907
New Jersey Educational Facilities Authority - Stevens Institute of Technology International Inc	5.00%		7/1/2030	BBB+	530,000	545,661
New Jersey Educational Facilities Authority - Stevens Institute of Technology International Inc	5.00%		7/1/2047	BBB+	1,750,000	1,755,953
New Jersey Educational Facilities Authority - Stockton University - Stockton University	5.00%		7/1/2041	A3	800,000	803,350
New Jersey Educational Facilities Authority - Trustees of Princeton University	5.00%		3/1/2038	AAA	355,000	406,461
New Jersey Educational Facilities Authority - Trustees of Princeton University	5.00%	#(a)	7/1/2064	AAA	1,000,000	1,166,560
New Jersey Educational Facilities Authority - Trustees of Princeton University	5.25%		3/1/2054	AAA	3,635,000	3,917,519

188	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
New Jersey Educational Facilities Authority - William Paterson University of New Jersey (AG)	3.00%		7/1/2039	AA	$250,000	$224,049
New Jersey Educational Facilities Authority - William Paterson University of New Jersey (AG)	3.00%		7/1/2040	AA	250,000	220,588
New Jersey Higher Education Student Assistance Authority AMT	2.50%		12/1/2040	AA	605,000	570,661
New Jersey Higher Education Student Assistance Authority AMT	3.25%		12/1/2039	Aa1	110,000	107,022
New Jersey Institute of Technology (BAM)	5.00%		7/1/2037	AA	500,000	579,650
New Jersey Institute of Technology (BAM)	5.25%		7/1/2055	AA	500,000	535,437
Total						25,687,073

Financial Services 0.12%
New Jersey Higher Education Student Assistance Authority AMT	5.00%		12/1/2028	Aaa	200,000	208,112

General Obligation 7.30%
City of Atlantic City NJ GO (BAM), (ST AID WITHHLDG)	5.00%		3/1/2042	AA	750,000	757,734
City of Jersey City NJ	4.00%		10/1/2037	A2	750,000	774,681
City of Newark Mass Transit Access Tax Revenue NJ (AG)	5.375%		11/15/2052	AA	1,670,000	1,789,517
Commonwealth of Puerto Rico GO	Zero Coupon		7/1/2033	NR	52,676	38,180
Commonwealth of Puerto Rico GO	Zero Coupon	#(a)	11/1/2043	NR	156,961	100,651
Commonwealth of Puerto Rico GO	4.00%		7/1/2033	NR	40,933	40,950
Commonwealth of Puerto Rico GO	4.00%		7/1/2035	NR	36,793	36,187
Commonwealth of Puerto Rico GO	4.00%		7/1/2037	NR	31,578	30,642
Commonwealth of Puerto Rico GO	5.625%		7/1/2027	NR	45,175	46,147
Commonwealth of Puerto Rico GO	5.625%		7/1/2029	NR	44,442	47,106
Commonwealth of Puerto Rico GO	5.75%		7/1/2031	NR	43,166	47,447
County of Hudson NJ GO	2.00%		11/15/2035	AA	1,000,000	846,743
County of Ocean NJ GO	4.00%		11/1/2044	Aaa	1,000,000	1,002,208
New Jersey Economic Development Authority - New Jersey Transit Corp	5.25%		11/1/2047	A1	860,000	902,422
New Jersey Health Care Facilities Financing Authority - State of New Jersey	5.00%		10/1/2037	A1	1,000,000	1,036,298
New Jersey Infrastructure Bank	5.00%		9/1/2052	AAA	500,000	524,397
New Jersey Transportation Trust Fund Authority - State of New Jersey	4.25%		6/15/2044	A1	500,000	498,358

See Notes to Schedule of Investments.	189

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
Plainfield Board of Education NJ GO (AG)	4.00%	10/15/2043	AA	$480,000	$481,413
Rutherford Board of Education NJ GO	2.50%	12/15/2034	AA-	1,000,000	903,639
State of New Jersey GO	2.50%	6/1/2038	Aa3	1,490,000	1,263,291
Union County Improvement Authority NJ	4.125%	4/15/2054	Aaa	250,000	242,083
Union County Utilities Authority - Covanta Union LLC NJ GTD AMT	4.75%	12/1/2031	AA+	920,000	920,351
Total					12,330,445

Health Care 10.48%
New Jersey Economic Development Authority - Bancroft Neurohealth Obligated Group	5.00%	6/1/2036	NR	220,000	220,373
New Jersey Health Care Facilities Financing Authority - AtlantiCare Health System Obligated Group	2.375%	7/1/2046	AA-	695,000	447,515
New Jersey Health Care Facilities Financing Authority - Inspira Health Obligated Group	4.125%	7/1/2054	A2	1,665,000	1,518,741
New Jersey Health Care Facilities Financing Authority - Inspira Health Obligated Group	5.00%	7/1/2042	A2	1,215,000	1,228,583
New Jersey Health Care Facilities Financing Authority - Inspira Health Obligated Group	5.25%	7/1/2054	A2	1,720,000	1,808,801
New Jersey Health Care Facilities Financing Authority - RWJ Barnabas Health Obligated Group	3.00%	7/1/2051	AA-	1,345,000	1,025,410
New Jersey Health Care Facilities Financing Authority - RWJ Barnabas Health Obligated Group	4.00%	7/1/2051	AA-	1,500,000	1,376,059
New Jersey Health Care Facilities Financing Authority - RWJ Barnabas Health Obligated Group	5.00%	7/1/2043	AA-	2,295,000	2,305,305
New Jersey Health Care Facilities Financing Authority - RWJ Barnabas Health Obligated Group	5.25%	7/1/2054	AA-	1,500,000	1,585,032
New Jersey Health Care Facilities Financing Authority - St Joseph’s Healthcare System Obligated Group	4.00%	7/1/2048	BBB-	1,345,000	1,159,976
New Jersey Health Care Facilities Financing Authority - St Joseph’s Healthcare System Obligated Group	5.00%	7/1/2027	BBB-	100,000	100,628
New Jersey Health Care Facilities Financing Authority - St Joseph’s Healthcare System Obligated Group	5.00%	7/1/2035	BBB-	1,000,000	1,003,565

190	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
New Jersey Health Care Facilities Financing Authority - St Joseph’s Healthcare System Obligated Group	5.00%	7/1/2041	BBB-	$2,635,000	$2,639,961
New Jersey Health Care Facilities Financing Authority - University Hospital (AG)	5.00%	7/1/2046	AA	1,275,000	1,276,812
Total					17,696,761

Housing 0.46%
New Jersey Economic Development Authority - Provident Group- Rowan Properties LLC	5.00%	1/1/2048	B1	250,000	239,329
New Jersey Housing & Mortgage Finance Agency (HUD)	3.15%	5/1/2053	AA-	100,000	75,049
Passaic County Improvement Authority NJ	4.00%	11/1/2051	Aa1	475,000	458,297
Total					772,675

Lease Obligations 7.27%
New Jersey Economic Development Authority - NYNJ Link Borrower LLC AMT	5.375%	1/1/2043	A-	1,710,000	1,711,791
New Jersey Economic Development Authority - NYNJ Link Borrower LLC AMT	5.625%	1/1/2052	A-	210,000	210,176
New Jersey Economic Development Authority - State Capitol Joint Management Commission	5.00%	6/15/2035	A1	1,100,000	1,161,102
New Jersey Economic Development Authority - State of New Jersey	5.00%	6/15/2042	A1	900,000	916,595
New Jersey Economic Development Authority - State of New Jersey Department of the Treasury	5.00%	6/15/2047	A1	540,000	544,661
New Jersey Economic Development Authority - State of New Jersey Department of the Treasury	5.00%	6/15/2048	A1	500,000	507,062
New Jersey Economic Development Authority - State of New Jersey Motor Vehicle Surcharge Revenue	4.00%	7/1/2034	Baa2	500,000	500,858
New Jersey Educational Facilities Authority - State of New Jersey	5.00%	9/1/2036	A1	545,000	551,038
New Jersey Educational Facilities Authority - State of New Jersey	5.50%	9/1/2033	A1	435,000	441,897
New Jersey Health Care Facilities Financing Authority - State of New Jersey	5.00%	10/1/2038	A1	520,000	537,579
New Jersey Transportation Trust Fund Authority - State of New Jersey	Zero Coupon	12/15/2031	A1	1,980,000	1,650,782

See Notes to Schedule of Investments.	191

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Lease Obligations (continued)
New Jersey Transportation Trust Fund Authority - State of New Jersey	Zero Coupon	12/15/2038	A1	$1,120,000	$685,140
New Jersey Transportation Trust Fund Authority - State of New Jersey	4.00%	12/15/2039	A1	500,000	500,251
New Jersey Transportation Trust Fund Authority - State of New Jersey	4.25%	12/15/2038	A1	470,000	475,904
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.00%	12/15/2039	A1	1,000,000	1,053,559
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.00%	6/15/2046	A1	800,000	833,522
Total					12,281,917

Other Revenue 1.87%
Casino Reinvestment Development Authority, Inc. NJ (AG)	4.00%	11/1/2044	AA	1,250,000	1,194,165
Casino Reinvestment Development Authority, Inc. NJ (AG)	5.00%	11/1/2041	AA	285,000	307,406
Casino Reinvestment Development Authority, Inc. NJ (AG)	5.00%	11/1/2044	AA	200,000	209,642
New Jersey Economic Development Authority - Bancroft Neurohealth Obligated Group	5.00%	6/1/2041	NR	415,000	414,702
Passaic County Improvement Authority - 200 Hospital Plaza Corp. NJ	5.00%	5/1/2042	AA	750,000	763,141
Territory of Guam	5.00%	1/1/2036	Baa3	250,000	274,891
Total					3,163,947

Special Tax 0.37%
New Jersey Economic Development Authority - NJ Metromall Urban Renewal Inc	6.50%	4/1/2028	Baa2	299,414	308,702
New Jersey Infrastructure Bank	2.00%	9/1/2046	AAA	520,000	322,179
Total					630,881

Tax Revenue 4.19%
Casino Reinvestment Development Authority, Inc. NJ (AG)	5.00%	11/1/2035	AA	325,000	369,313
Garden State Preservation Trust NJ (AG)	5.75%	11/1/2028	AA	765,000	809,815
New Jersey Infrastructure Bank	5.00%	9/1/2049	AAA	800,000	852,320
New Jersey Transportation Trust Fund Authority - State of New Jersey	3.00%	6/15/2050	A1	550,000	405,008

192	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon		7/1/2031	NR	$235,000	$193,382
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon		7/1/2033	NR	699,000	530,482
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon		7/1/2051	NR	2,675,000	672,616
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%		7/1/2040	NR	596,000	583,861
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%		7/1/2040	NR	527,000	516,266
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%		7/1/2053	NR	18,000	16,331
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.55%		7/1/2040	NR	19,000	19,012
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.55%		7/1/2040	NR	380,000	380,247
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.75%		7/1/2053	NR	1,429,000	1,349,090
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.784%		7/1/2058	NR	149,000	139,350
Territory of Guam	4.00%		1/1/2042	Baa3	250,000	241,320
Total						7,078,413

Taxable Revenue - Water & Sewer 0.67%
Jersey City Municipal Utilities Authority Sewer Fund NJ (AG), (MUN GOVT GTD)	5.25%		10/15/2054	AA	500,000	528,915
New Jersey Economic Development Authority - New Jersey-American Water Co Inc AMT	3.75%	#(a)	11/1/2034	A+	600,000	607,143
Total						1,136,058

Tobacco 2.55%
Tobacco Settlement Financing Corp. NJ	5.00%		6/1/2046	BBB+	1,000,000	985,731
Tobacco Settlement Financing Corp. NJ	5.00%		6/1/2046	BB+	2,395,000	2,328,306
Tobacco Settlement Financing Corp. NJ	5.25%		6/1/2046	BBB+	1,000,000	997,500
Total						4,311,537

Transportation 41.79%
Delaware River & Bay Authority	4.00%		1/1/2044	A+	515,000	509,429
Delaware River & Bay Authority	5.00%		1/1/2049	A+	1,250,000	1,320,103
Delaware River Joint Toll Bridge Commission PA	3.00%		7/1/2049	A+	1,025,000	756,505

See Notes to Schedule of Investments.	193

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
New Jersey Economic Development Authority - DRP Urban Renewal 4 LLC AMT†	6.375%	1/1/2035	NR	$500,000	$517,726
New Jersey Economic Development Authority - New Jersey Transit Corp	4.00%	11/1/2044	A1	275,000	261,116
New Jersey Economic Development Authority - NYNJ Link Borrower LLC (AG) AMT	5.125%	1/1/2039	AA	925,000	930,081
New Jersey Economic Development Authority - Port Newark Container Terminal LLC AMT	5.00%	10/1/2047	Baa2	1,440,000	1,440,568
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2055	A1	2,500,000	2,565,759
New Jersey Transportation Trust Fund Authority - State of New Jersey	3.00%	6/15/2050	A1	750,000	552,284
New Jersey Transportation Trust Fund Authority - State of New Jersey	4.00%	6/15/2042	A1	435,000	424,338
New Jersey Transportation Trust Fund Authority - State of New Jersey	4.00%	6/15/2050	A1	1,080,000	971,810
New Jersey Transportation Trust Fund Authority - State of New Jersey	4.125%	6/15/2050	A1	1,100,000	1,021,779
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.00%	6/15/2035	A1	465,000	536,787
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.00%	6/15/2037	A1	1,000,000	1,136,934
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.00%	6/15/2042	A1	2,000,000	2,178,249
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.00%	6/15/2050	A1	500,000	515,199
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.00%	6/15/2055	A1	1,200,000	1,231,512
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.25%	6/15/2041	A1	200,000	222,894
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.25%	6/15/2046	A	385,000	406,075
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.25%	6/15/2050	A1	3,185,000	3,340,343
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.25%	6/15/2050	A1	3,005,000	3,155,293
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.25%	6/15/2055	A1	3,905,000	4,073,639
New Jersey Turnpike Authority	4.00%	1/1/2043	AA-	610,000	598,884

194	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
New Jersey Turnpike Authority	4.00%	1/1/2048	AA-	$1,000,000	$949,152
New Jersey Turnpike Authority	5.00%	1/1/2035	AA-	660,000	770,499
New Jersey Turnpike Authority	5.00%	1/1/2036	AA-	1,050,000	1,224,369
New Jersey Turnpike Authority	5.00%	1/1/2042	AA-	270,000	289,702
New Jersey Turnpike Authority	5.00%	1/1/2044	AA-	835,000	890,753
New Jersey Turnpike Authority	5.00%	1/1/2045	AA-	1,750,000	1,855,692
New Jersey Turnpike Authority	5.00%	1/1/2046	AA-	1,250,000	1,312,136
New Jersey Turnpike Authority	5.25%	1/1/2050	AA-	2,850,000	3,065,414
New Jersey Turnpike Authority	5.25%	1/1/2052	AA-	1,250,000	1,319,052
New Jersey Turnpike Authority	5.25%	1/1/2054	AA-	2,800,000	2,959,619
New Jersey Turnpike Authority	5.25%	1/1/2055	AA-	660,000	707,578
Port Authority of New York & New Jersey	4.00%	9/1/2043	AA-	870,000	850,837
Port Authority of New York & New Jersey	5.00%	12/1/2035	AA-	500,000	575,230
Port Authority of New York & New Jersey	5.00%	1/15/2038	AA-	500,000	577,129
Port Authority of New York & New Jersey	5.00%	7/15/2045	AA-	500,000	533,120
Port Authority of New York & New Jersey	5.00%	7/15/2053	AA-	360,000	375,674
Port Authority of New York & New Jersey	5.00%	7/15/2053	AA-	500,000	521,921
Port Authority of New York & New Jersey	5.00%	9/1/2054	AA-	3,375,000	3,525,134
Port Authority of New York & New Jersey	5.25%	10/15/2051	AA-	750,000	805,354
Port Authority of New York & New Jersey	5.25%	8/1/2052	AA-	1,330,000	1,404,632
Port Authority of New York & New Jersey AMT	5.00%	9/1/2032	AA-	555,000	618,692
Port Authority of New York & New Jersey AMT	5.00%	9/1/2034	AA-	605,000	683,873
Port Authority of New York & New Jersey AMT	5.00%	9/15/2034	AA-	415,000	428,598
Port Authority of New York & New Jersey AMT	5.00%	10/15/2035	AA-	1,500,000	1,701,301
Port Authority of New York & New Jersey AMT	5.00%	7/15/2036	AA-	635,000	698,338
Port Authority of New York & New Jersey AMT	5.00%	9/1/2036	AA-	750,000	784,434
Port Authority of New York & New Jersey AMT	5.00%	9/1/2036	AA-	970,000	1,078,009
Port Authority of New York & New Jersey AMT	5.00%	8/1/2037	AA-	825,000	889,095
Port Authority of New York & New Jersey AMT	5.00%	11/15/2041	AA-	600,000	605,461
Port Authority of New York & New Jersey AMT	5.00%	12/1/2044	AA-	500,000	516,259

See Notes to Schedule of Investments.	195

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
South Jersey Port Corp. - South Jersey Port Corp AMT	5.00%		1/1/2035	A2	$860,000	$884,459
South Jersey Port Corp. - South Jersey Port Corp NJ AMT	5.00%		1/1/2036	A2	1,010,000	1,037,144
South Jersey Port Corp. NJ AMT	5.00%		1/1/2048	A2	1,955,000	1,955,180
South Jersey Transportation Authority NJ	4.625%		11/1/2047	BBB+	450,000	448,147
South Jersey Transportation Authority NJ	5.25%		11/1/2052	BBB+	1,765,000	1,812,753
South Jersey Transportation Authority NJ (BAM)	4.00%		11/1/2050	AA	1,080,000	974,914
South Jersey Transportation Authority NJ (BAM)	5.00%		11/1/2039	AA	100,000	111,480
South Jersey Transportation Authority NJ (BAM)	5.00%		11/1/2041	AA	750,000	790,397
South Jersey Transportation Authority NJ (BAM)	5.00%		11/1/2045	AA	500,000	516,103
South Jersey Transportation Authority NJ (BAM)	5.25%		11/1/2052	AA	850,000	883,032
Total						70,597,973

Utilities 5.45%
Guam Government Waterworks Authority - Guam Waterworks Authority Water And Wastewater System	5.50%		7/1/2043	A-	995,000	1,077,363
Jersey City Municipal Utilities Authority Sewer Fund NJ (BAM)	5.75%		10/15/2055	AA	1,600,000	1,788,115
New Jersey Economic Development Authority - Middlesex Water Co AMT	4.00%		8/1/2059	A+	500,000	435,939
New Jersey Economic Development Authority - New Jersey Natural Gas Co	3.50%		4/1/2042	A1	1,680,000	1,477,992
New Jersey Economic Development Authority - New Jersey Natural Gas Co AMT	3.00%		8/1/2041	A1	1,335,000	1,129,107
New Jersey Economic Development Authority - New Jersey-American Water Co Inc AMT	2.20%	#(a)	10/1/2039	A+	500,000	472,497
New Jersey Economic Development Authority - UMM Energy Partners LLC AMT	4.75%		6/15/2032	Baa2	1,000,000	1,000,464
New Jersey Infrastructure Bank	2.125%		9/1/2046	NR	10,000	9,743
New Jersey Infrastructure Bank	2.125%		9/1/2046	Aaa	440,000	279,930

196	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
Passaic Valley Sewerage Commission NJ (AG)	3.00%	12/1/2038	AA	$1,000,000	$917,564
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	4.00%	7/1/2042	NR	380,000	359,568
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	5.00%	7/1/2030	NR	250,000	261,779
Total					9,210,061
Total Municipal Bonds (cost $171,027,942)					167,815,321

SHORT-TERM INVESTMENTS 0.37%

REPURCHASE AGREEMENTS 0.37%
Repurchase Agreement dated 12/31/2025, 3.250% due 1/2/2026 with Fixed Income Clearing Corp. collateralized by $629,900 of U.S. Treasury Note at 4.500% due 5/15/2027; value: $642,077; proceeds: $629,528 (cost $629,414)				629,414	629,414
Total Short-Term Investments (cost $629,414)					629,414
Total Investments in Securities 99.70% (cost $171,657,356)					168,444,735
Other Assets and Liabilities – Net(c) 0.30%					513,694
Net Assets 100.00%					$168,958,429

AG	AG Insured by - Assured Guaranty, inc.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by - Build America Mutual.
GTD	Guaranteed.
HUD	Insured by - Department of Housing and Urban Development.
NR	Not Rated.
#	Variable rate security. The interest rate represents the rate in effect at December 31, 2025.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At December 31, 2025, the total value of Rule 144A securities was $1,139,073, which represents 0.67% of net assets.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Municipal Bonds Held in Trust – Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
(c)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on futures contracts as follows:

See Notes to Schedule of Investments.	197

Schedule of Investments (unaudited)(concluded)

NEW JERSEY TAX FREE FUND December 31, 2025

Futures Contracts at December 31, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. Long Bond	March 2026	16	Short	$(1,865,809)	$(1,849,500)	$16,309

The following is a summary of the inputs used as of December 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds(3)	$–	$167,815,321	$–	$167,815,321
Short-Term Investments
Repurchase Agreements	–	629,414	–	629,414
Total	$–	$168,444,735	$–	$168,444,735
Other Financial Instruments
Futures Contracts
Assets	$16,309	$–	$–	$16,309
Liabilities	–	–	–	–
Total	$16,309	$–	$–	$16,309

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Includes Municipal Bonds held in the Trust.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

198	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

NEW YORK TAX FREE FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
LONG-TERM INVESTMENTS 101.79%

MUNICIPAL BONDS 101.79%

Corporate-Backed 10.09%
Brooklyn Arena Local Development Corp. - Brooklyn Events Center LLC NY	Zero Coupon		7/15/2047	Ba1		$250,000	$80,990
Build NYC Resource Corp. - Pratt Paper Inc NY AMT†	5.00%		1/1/2035	NR		230,000	230,352
New York City Industrial Development Agency - Queens Ballpark Co LLC NY (AG)	3.00%		1/1/2046	AA		4,240,000	3,239,006
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%		5/1/2050	AAA		1,535,000	1,585,141
New York Liberty Development Corp.	2.10%		11/15/2032	A+		2,790,000	2,483,249
New York Liberty Development Corp.	2.875%		11/15/2046	A+		7,355,000	5,354,495
New York Liberty Development Corp. - 3 World Trade Center LLC†	5.00%		11/15/2044	NR		8,655,000	8,653,144
New York Liberty Development Corp. - 3 World Trade Center LLC†	5.15%		11/15/2034	NR		750,000	750,711
New York Liberty Development Corp. - 3 World Trade Center LLC†	7.25%		11/15/2044	NR		1,200,000	1,200,861
New York Liberty Development Corp. - Goldman Sachs Headquarters LLC	5.25%		10/1/2035	A2		7,215,000	8,442,600
New York Liberty Development Corp. - Goldman Sachs Headquarters LLC	5.50%		10/1/2037	A2		3,650,000	4,373,955
New York Liberty Development Corp. - One Bryant Park LLC	2.80%		9/15/2069	Baa1		4,630,000	4,327,016
New York State Energy Research & Development Authority - New York State Electric & Gas Corp	4.00%		4/1/2034	A-		2,030,000	2,102,984
New York State Environmental Facilities Corp. - Casella Waste Systems Inc AMT†	2.875%	#(a)	12/1/2044	B+		1,500,000	1,432,682
New York State Environmental Facilities Corp. - Casella Waste Systems Inc AMT†	3.125%	#(a)	12/1/2044	B+		2,000,000	1,991,110
New York State Environmental Facilities Corp. - Casella Waste Systems Inc AMT†	5.125%	#(a)	9/1/2050	B+		1,000,000	1,040,001
New York Transportation Development Corp. - American Airlines Inc AMT	2.25%		8/1/2026	BB	(b)	55,000	54,693
New York Transportation Development Corp. - American Airlines Inc AMT	3.00%		8/1/2031	BB	(b)	3,500,000	3,322,338
New York Transportation Development Corp. - American Airlines Inc AMT	5.25%		8/1/2031	B+		1,025,000	1,061,732

See Notes to Schedule of Investments.	199

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Corporate-Backed (continued)
New York Transportation Development Corp. - American Airlines Inc AMT	5.375%	8/1/2036	B+		$1,025,000	$1,069,900
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%	10/1/2035	Baa2		1,000,000	1,043,544
New York Transportation Development Corp. - JFK International Air Terminal LLC AMT	4.00%	12/1/2038	Baa1		3,600,000	3,561,542
Niagara Area Development Corp. - Reworld Holding Corp NY AMT†	4.75%	11/1/2042	B-		1,750,000	1,541,347
Westchester County Local Development Corp. - Miriam Osborn Memorial Home Association Obligated Group NY	5.00%	7/1/2034	A	(b)	200,000	206,191
Total						59,149,584

Education 12.52%
Build NYC Resource Corp. - East Harlem Scholars Academy Charter School Obligated Group NY†	5.75%	6/1/2042	BB		1,000,000	1,020,669
Build NYC Resource Corp. - Kipp NYC Public Charter Schools NY	5.25%	7/1/2052	BBB-		1,250,000	1,247,046
Build NYC Resource Corp. - Manhattan College NY	5.00%	8/1/2033	BBB		1,125,000	1,137,632
Build NYC Resource Corp. - New York Law School	5.00%	7/1/2041	BBB-		1,175,000	1,158,555
Build NYC Resource Corp. - Nightingale-Bamford School NY	5.00%	7/1/2040	A3		4,500,000	4,967,895
Build NYC Resource Corp. - Packer Collegiate Institute NY	5.00%	6/1/2040	A2		1,690,000	1,691,643
Clinton County Capital Resource Corp. - Clinton-Essex-Warren-Washington Board of Cooperative Educational Services NY†	5.00%	7/1/2046	A+		1,000,000	1,030,212
Dutchess County Local Development Corp. - Bard College NY	5.00%	7/1/2045	BBB-		1,000,000	994,667
Dutchess County Local Development Corp. - Bard College NY	5.00%	7/1/2051	BBB-		1,000,000	977,936
Dutchess County Local Development Corp. - Culinary Institute of America NY	4.00%	7/1/2040	Baa1		425,000	415,514
Dutchess County Local Development Corp. - Culinary Institute of America NY	5.00%	7/1/2041	Baa1		200,000	200,630
Dutchess County Local Development Corp. - Culinary Institute of America NY	5.00%	7/1/2046	Baa1		275,000	275,226

200	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Dutchess County Local Development Corp. - Marist College NY	5.00%	7/1/2043	A2	$2,120,000	$2,168,487
Dutchess County Local Development Corp. - Millbrook School NY	4.00%	9/1/2051	A	1,530,000	1,340,283
Hempstead Town Local Development Corp. - Molloy College NY	5.00%	7/1/2034	BBB	825,000	840,992
Hempstead Town Local Development Corp. - Molloy College NY	5.00%	7/1/2037	BBB	630,000	639,755
Hempstead Town Local Development Corp. - Molloy College NY	5.00%	7/1/2039	BBB	555,000	562,059
New York City Industrial Development Agency - Yankee Stadium LLC NY (AG)	3.00%	3/1/2049	AA	2,050,000	1,523,433
New York State Dormitory Authority - Cornell University	5.50%	7/1/2054	Aa1	5,625,000	6,090,099
New York State Dormitory Authority - Icahn School of Medicine Mount Sinai	5.00%	7/1/2040	BBB	2,365,000	2,365,317
New York State Dormitory Authority - Iona University (AG)	5.50%	7/1/2044	AA	785,000	859,351
New York State Dormitory Authority - Iona University (AG)	5.50%	7/1/2045	AA	870,000	945,518
New York State Dormitory Authority - New School	4.00%	7/1/2047	A3	1,000,000	863,624
New York State Dormitory Authority - New School	4.00%	7/1/2052	A3	2,580,000	2,163,497
New York State Dormitory Authority - New School	5.00%	7/1/2045	A3	2,000,000	2,061,774
New York State Dormitory Authority - New York Institute of Technology NY	5.25%	7/1/2049	BBB	2,410,000	2,479,305
New York State Dormitory Authority - New York Institute of Technology NY	5.25%	7/1/2054	BBB	1,485,000	1,519,042
New York State Dormitory Authority - New York University	5.25%	7/1/2051	Aa2	5,000,000	5,300,520
New York State Dormitory Authority - Pace University	5.00%	5/1/2035	BBB-	2,000,000	2,198,420
New York State Dormitory Authority - Pace University	5.50%	5/1/2049	BBB-	3,250,000	3,367,595
New York State Dormitory Authority - State of New York Personal Income Tax Revenue	5.00%	2/15/2041	NR	5,000	5,201
New York State Dormitory Authority - State University of New York Dormitory Facilities Revenue	5.25%	7/1/2055	Aa3	2,710,000	2,896,615

See Notes to Schedule of Investments.	201

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Education (continued)
New York State Dormitory Authority - Yeshiva University	5.00%	7/15/2037	BBB-		$1,000,000	$1,047,073
New York State Dormitory Authority - Yeshiva University	5.00%	7/15/2042	BBB-		1,530,000	1,554,672
New York State Dormitory Authority (AG), (ST AID WITHHLDG)	5.00%	10/1/2040	AA		1,500,000	1,671,214
Onondaga Civic Development Corp.(c)	5.50%	12/1/2056	AA-		3,500,000	3,819,847
Onondaga Civic Development Corp. - Le Moyne College NY	4.00%	7/1/2038	Baa2		150,000	147,494
Onondaga Civic Development Corp. - Le Moyne College NY	4.00%	7/1/2040	Baa2		300,000	286,395
Onondaga Civic Development Corp. - Le Moyne College NY	4.00%	7/1/2041	Baa2		415,000	388,847
Onondaga Civic Development Corp. - Le Moyne College NY	5.00%	7/1/2035	Baa2		365,000	386,784
Onondaga Civic Development Corp. - Le Moyne College NY	5.00%	7/1/2036	Baa2		465,000	490,591
Onondaga Civic Development Corp. - Le Moyne College NY	5.00%	7/1/2046	Baa2		600,000	601,135
Schenectady County Capital Resource Corp. - Trustees of Union College NY	5.25%	7/1/2052	A3		740,000	767,103
St. Lawrence County Industrial Development Agency - Clarkson University NY	5.00%	9/1/2037	Baa3		455,000	464,095
St. Lawrence County Industrial Development Agency - Clarkson University NY	5.00%	9/1/2038	Baa3		475,000	482,301
St. Lawrence County Industrial Development Agency - Clarkson University NY	5.00%	9/1/2041	Baa3		160,000	157,396
Troy Capital Resource Corp. - Rensselaer Polytechnic Institute NY	5.00%	8/1/2032	A3		1,495,000	1,497,110
Westchester County Local Development Corp. - Miriam Osborn Memorial Home Association Obligated Group NY	5.00%	7/1/2042	A	(b)	450,000	455,151
Westchester County Local Development Corp. - Sarah Lawrence College NY	4.00%	6/1/2030	BBB-		2,165,000	2,166,326
Westchester County Local Development Corp. - Sarah Lawrence College NY	4.00%	6/1/2033	BBB-		1,710,000	1,710,103
Total						73,402,149

202	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation 8.35%
City of Long Beach NY GO (BAM)	5.25%		7/15/2034	AA	$510,000	$560,330
City of Long Beach NY GO (BAM)	5.25%		7/15/2035	AA	400,000	437,342
City of Long Beach NY GO (BAM)	5.25%		7/15/2036	AA	300,000	326,387
City of Long Beach NY GO (BAM)	5.25%		7/15/2037	AA	810,000	877,304
City of Long Beach NY GO (BAM)	5.25%		7/15/2042	AA	500,000	528,065
City of New York NY(c)	5.25%		10/01/2055	Aa2	7,000,000	7,349,366
City of New York NY GO	4.125%		8/1/2053	AA	2,230,000	2,053,320
City of New York NY GO	5.25%		3/1/2049	AA	2,500,000	2,622,710
City of New York NY GO	5.25%		2/1/2050	AA	1,500,000	1,580,114
City of New York NY GO	5.25%		8/1/2050	AA	2,000,000	2,102,306
City of New York NY GO	5.25%		2/1/2053	AA	500,000	525,458
City of New York NY GO	5.25%		3/1/2053	AA	2,500,000	2,611,690
City of New York NY GO	5.25%		10/1/2055	AA	4,135,000	4,341,652
City of New York NY GO	5.50%		5/1/2044	AA	2,085,000	2,249,068
Commonwealth of Puerto Rico GO	Zero Coupon		7/1/2033	NR	256,309	185,777
Commonwealth of Puerto Rico GO	Zero Coupon	#(a)	11/1/2043	NR	727,957	466,802
Commonwealth of Puerto Rico GO	4.00%		7/1/2033	NR	189,842	189,920
Commonwealth of Puerto Rico GO	4.00%		7/1/2035	NR	234,642	230,778
Commonwealth of Puerto Rico GO	4.00%		7/1/2037	NR	146,457	142,117
Commonwealth of Puerto Rico GO	5.625%		7/1/2027	NR	209,517	214,026
Commonwealth of Puerto Rico GO	5.625%		7/1/2029	NR	206,118	218,473
Commonwealth of Puerto Rico GO	5.75%		7/1/2031	NR	215,202	236,545
County of Nassau NY GO	4.00%		4/1/2053	AA	2,140,000	1,980,218
Jefferson County Civic Facility Development Corp. - Samaritan Medical Center Obligated NY	5.00%		11/1/2037	BB	3,000,000	3,005,359
New York City Transitional Finance Authority Future Tax Secured Revenue NY	4.00%		2/1/2051	AAA	3,750,000	3,429,471
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.25%		11/1/2040	AAA	2,000,000	2,190,884
New York State Urban Development Corp. - State of New York Sales Tax Revenue	5.00%		3/15/2044	Aa1	3,000,000	3,168,384
New York State Urban Development Corp. - State of New York Sales Tax Revenue	5.00%		3/15/2050	Aa1	5,000,000	5,144,488
Total						48,968,354

See Notes to Schedule of Investments.	203

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care 15.02%
Albany Capital Resource Corp. - Albany Medical Center Hospital Obligated Group NY	5.50%	5/1/2055	A		$3,500,000	$3,695,735
Brookhaven Local Development Corp. - Active Retirement Community Inc Obligated Group NY	4.00%	11/1/2045	BBB+	(b)	1,170,000	1,045,905
Brookhaven Local Development Corp. - Active Retirement Community Inc Obligated Group NY	4.00%	11/1/2055	BBB+	(b)	1,000,000	831,585
Brookhaven Local Development Corp. - Long Island Community Hospital At NYU Langone Health Obligated NY	3.375%	10/1/2040	A		610,000	558,315
Broome County Local Development Corp. - United Health Services Hospitals Obligated Group NY (AG)	3.00%	4/1/2036	AA		1,030,000	970,486
Broome County Local Development Corp. - United Health Services Hospitals Obligated Group NY (AG)	3.00%	4/1/2037	AA		1,500,000	1,386,209
Buffalo & Erie County Industrial Land Development Corp. - Orchard Park CCRC Inc NY	5.00%	11/15/2037	BBB	(b)	1,000,000	1,000,737
Dutchess County Local Development Corp. - Nuvance Health Obligated Group NY	4.00%	7/1/2044	BBB+		1,250,000	1,141,788
Dutchess County Local Development Corp. - Nuvance Health Obligated Group NY	4.00%	7/1/2049	BBB+		3,620,000	3,153,064
Dutchess County Local Development Corp. - Nuvance Health Obligated Group NY	5.00%	7/1/2046	BBB+		2,000,000	1,969,696
Genesee County Funding Corp. - Monroe Sustainable Energy Partners LLC NY	5.50%	12/1/2055	BBB+		1,500,000	1,564,334
Genesee County Funding Corp. - Rochester Regional Health Obligated NY	5.25%	12/1/2052	BBB+		1,000,000	1,009,376
Monroe County Industrial Development Corp. - Rochester Regional Health Obligated Group NY	4.00%	12/1/2035	BBB+		600,000	603,959
Monroe County Industrial Development Corp. - Rochester Regional Health Obligated Group NY	4.00%	12/1/2036	BBB+		450,000	450,026
Monroe County Industrial Development Corp. - Rochester Regional Health Obligated Group NY	5.00%	12/1/2034	BBB+		250,000	252,216

204	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Nassau County Local Economic Assistance Corp. - Catholic Health Services of Long Island Obligated Group NY	5.00%	7/1/2027	A-	$625,000	$627,978
Nassau County Local Economic Assistance Corp. - Catholic Health Services of Long Island Obligated Group NY	5.00%	7/1/2028	A-	2,045,000	2,054,867
Nassau County Local Economic Assistance Corp. - Catholic Health Services of Long Island Obligated Group NY	5.00%	7/1/2033	A-	905,000	907,457
New York City Industrial Development Agency - Yankee Stadium LLC NY	3.00%	3/1/2049	Baa1	2,160,000	1,560,630
New York State Dormitory Authority - Catholic Health System Obligated Group	4.00%	7/1/2045	B	2,895,000	2,332,928
New York State Dormitory Authority - Catholic Health System Obligated Group	5.00%	7/1/2032	B	500,000	498,254
New York State Dormitory Authority - Garnet Health Medical Center Obligated Group†	5.00%	12/1/2026	BB-	1,000,000	1,000,242
New York State Dormitory Authority - Garnet Health Medical Center Obligated Group†	5.00%	12/1/2029	BB-	2,900,000	2,918,662
New York State Dormitory Authority - Icahn School of Medicine Mount Sinai	5.00%	7/1/2033	BBB	4,340,000	4,340,989
New York State Dormitory Authority - Icahn School of Medicine Mount Sinai	5.00%	7/1/2034	BBB	1,750,000	1,750,289
New York State Dormitory Authority - Maimonides Medical Center (FHA)	3.00%	2/1/2050	AA+	1,000,000	727,937
New York State Dormitory Authority - Memorial Sloan-Kettering Cancer Center	5.25%	7/1/2054	AA-	1,000,000	1,070,480
New York State Dormitory Authority - Montefiore Obligated Group	4.00%	8/1/2036	BBB-	475,000	454,450
New York State Dormitory Authority - Montefiore Obligated Group	4.00%	8/1/2037	BBB-	1,820,000	1,725,198
New York State Dormitory Authority - Montefiore Obligated Group	4.00%	8/1/2038	BBB-	1,540,000	1,451,067
New York State Dormitory Authority - Montefiore Obligated Group	4.00%	9/1/2050	BBB-	5,500,000	4,618,370
New York State Dormitory Authority - Montefiore Obligated Group	5.00%	8/1/2035	BBB-	525,000	538,954
New York State Dormitory Authority - Montefiore Obligated Group	5.50%	11/1/2047	BBB-	1,000,000	1,043,117

See Notes to Schedule of Investments.	205

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
New York State Dormitory Authority - Mount Sinai Hospital Obligated Group	5.25%	7/1/2050	BBB		$2,000,000	$2,009,603
New York State Dormitory Authority - Northwell Health Obligated Group	5.00%	5/1/2038	A-		1,005,000	1,092,317
New York State Dormitory Authority - Northwell Health Obligated Group	5.25%	5/1/2054	A-		5,000,000	5,156,090
New York State Dormitory Authority - Roswell Park Cancer Institute Corp Obligated Group (AG)	5.50%	7/1/2050	AA		2,100,000	2,261,788
New York State Dormitory Authority - White Plains Hospital Obligated Group	5.25%	10/1/2049	BBB-		1,125,000	1,140,399
New York State Dormitory Authority - White Plains Hospital Obligated Group (AG)	5.50%	10/1/2054	AA		3,000,000	3,206,525
Niagara Area Development Corp. - Catholic Health System Obligated Group NY	5.00%	7/1/2052	B		1,000,000	902,369
Oneida County Local Development Corp. - Mohawk Valley Health System Obligated Group NY (AG)	4.00%	12/1/2049	AA		4,645,000	4,222,280
Onondaga Civic Development Corp. - Crouse Health Hospital Inc Obligated Group NY	5.125%	8/1/2044	B	(b)	1,250,000	1,112,242
Onondaga Civic Development Corp. - Crouse Health Hospital Inc Obligated Group NY	5.375%	8/1/2054	B	(b)	500,000	435,078
Southold Local Development Corp. - Peconic Landing at Southold Inc NY	5.00%	12/1/2045	BBB	(b)	1,000,000	991,807
Tompkins County Development Corp. - Kendal at Ithaca Inc NY	5.00%	7/1/2044	BBB+		920,000	920,190
Westchester County Health Care Corp Obligated Group NY	5.00%	11/1/2046	BB+		2,965,000	2,747,556
Westchester County Health Care Corp Obligated Group NY	6.00%	11/1/2030	BB+		95,000	95,025
Westchester County Health Care Corp Obligated Group NY	6.125%	11/1/2037	BB+		40,000	40,005
Westchester County Health Care Corp Obligated Group NY (AG)	5.75%	11/1/2049	AA		4,295,000	4,650,652
Westchester County Health Care Corp Obligated Group NY (AG)	5.75%	11/1/2053	AA		1,640,000	1,767,554
Westchester County Health Care Corp Obligated Group NY (AG)	6.50%	11/1/2055	AA		3,000,000	3,391,482

206	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Westchester County Local Development Corp. - New York Blood Center Inc NY	5.00%		7/1/2035	Baa1	$1,510,000	$1,662,708
Westchester County Local Development Corp. - New York Blood Center Inc NY	5.00%		7/1/2038	Baa1	950,000	1,025,511
Total						88,086,481

Housing 2.39%
New York City Housing Development Corp. - 8 Spruce NY Owner LLC	4.375%		12/15/2031	Baa3	500,000	512,077
New York City Housing Development Corp. - 8 Spruce NY Owner LLC	5.25%		12/15/2031	NR	2,250,000	2,321,585
New York City Housing Development Corp. - New York City Housing Development Corp NY	4.55%		11/1/2054	AA+	1,500,000	1,458,420
New York City Housing Development Corp. NY	3.35%		11/1/2065	AA+	1,270,000	937,709
New York State Dormitory Authority	5.00%		7/1/2048	Aa3	1,040,000	1,087,931
New York State Dormitory Authority	5.00%		7/1/2053	Aa3	2,090,000	2,173,171
New York State Housing Finance Agency	3.15%		11/1/2054	Aa2	1,000,000	738,114
New York State Housing Finance Agency - 325 Kent LLC (FNMA)	3.95%	#(a)	11/1/2050	Aa1	3,000,000	3,040,853
Westchester County Local Development Corp. - Purchase Housing Corp II NY	5.00%		6/1/2047	BBB	1,815,000	1,763,389
Total						14,033,249

Other 0.43%
Build NYC Resource Corp. - Children’s Aid Society NY	4.00%		7/1/2049	A+	2,775,000	2,517,095

Other Revenue 2.63%
Battery Park City Authority NY	5.25%		11/1/2055	Aaa	2,000,000	2,138,181
Brooklyn Arena Local Development Corp. - Brooklyn Events Center LLC NY	5.00%		7/15/2042	Ba1	3,135,000	3,139,700
Build NYC Resource Corp. - Shefa School NY†	5.00%		6/15/2051	NR	1,315,000	1,229,713
Territory of Guam	5.25%		1/1/2037	Baa3	500,000	554,093
Triborough Bridge & Tunnel Authority - Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.00%		11/15/2032	AA+	1,250,000	1,433,343
Triborough Bridge & Tunnel Authority - Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.25%		5/15/2054	AA+	1,500,000	1,578,004

See Notes to Schedule of Investments.	207

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other Revenue (continued)
Triborough Bridge & Tunnel Authority - Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.50%	5/15/2052	AA+	$5,020,000	$5,325,614
Total					15,398,648

Special Tax 3.71%
New York City Industrial Development Agency - Queens Ballpark Co LLC NY (AG)	3.00%	1/1/2040	AA	2,145,000	1,894,199
New York City Industrial Development Agency - Yankee Stadium LLC NY	4.00%	3/1/2045	Baa1	1,950,000	1,803,077
New York City Industrial Development Agency - Yankee Stadium LLC NY (AG)	Zero Coupon	3/1/2043	AA	425,000	190,980
New York City Industrial Development Agency - Yankee Stadium LLC NY (AG)	Zero Coupon	3/1/2044	AA	640,000	269,153
New York City Industrial Development Agency - Yankee Stadium LLC NY (AG)	Zero Coupon	3/1/2047	AA	385,000	134,491
New York City Industrial Development Agency - Yankee Stadium LLC NY (FGIC)	Zero Coupon (CPI YoY * 1 + 0.88%)	3/1/2026	Baa1	3,590,000	3,591,339
New York City Transitional Finance Authority(c)	5.50%	5/1/2052	AAA	3,000,000	3,220,974
New York City Transitional Finance Authority(c)	5.50%	5/1/2053	AAA	5,000,000	5,380,457
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.25%	11/1/2037	AAA	1,370,000	1,537,203
New York Transportation Dev. Corp.(c)	6.00%	6/30/2055	Baa3	2,500,000	2,635,664
New York Transportation Development Corp(c)	6.00%	6/30/2050	Baa3	1,000,000	1,061,480
Total					21,719,017

Tax Revenue 16.96%
Metropolitan Transportation Authority Dedicated Tax Fund NY	5.00%	11/15/2049	AA	1,000,000	1,043,372
Metropolitan Transportation Authority Dedicated Tax Fund NY	5.25%	11/15/2054	AA	3,060,000	3,236,086
Metropolitan Transportation Authority NY	5.00%	11/15/2042	AA	2,555,000	2,594,393
New York City Transitional Finance Authority Future Tax Secured Revenue NY	4.00%	5/1/2053	AAA	1,215,000	1,091,738
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	11/1/2037	AAA	2,000,000	2,287,830

208	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	11/1/2043	AAA	$2,000,000	$2,143,902
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	11/1/2050	AAA	1,190,000	1,228,871
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.25%	5/1/2051	AAA	6,205,000	6,501,907
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.25%	5/1/2052	AAA	3,000,000	3,160,724
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.25%	2/1/2053	AAA	1,750,000	1,828,679
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.25%	5/1/2055	AAA	7,465,000	7,846,694
New York City Transitional Finance Authority Future Tax Secured Revenue NY(d)	5.25%	11/1/2055	AAA	2,750,000	2,896,066
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.50%	5/1/2047	AAA	5,000,000	5,372,940
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.50%	11/1/2049	AAA	3,000,000	3,234,760
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.50%	5/1/2050	AAA	1,500,000	1,623,547
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.50%	11/1/2051	AAA	1,000,000	1,078,092
New York Convention Center Development Corp. - New York City Hotel Unit Fee Revenue NY	5.00%	11/15/2040	A2	6,690,000	6,690,075
New York State Dormitory Authority - State of New York Personal Income Tax Revenue	5.00%	3/15/2054	Aa1	3,500,000	3,610,028
New York State Dormitory Authority - State of New York Personal Income Tax Revenue(c)	5.25%	3/15/2052	Aa1	3,500,000	3,680,942
New York State Dormitory Authority - State of New York Personal Income Tax Revenue	5.50%	3/15/2053	Aa1	5,500,000	5,943,099
New York State Dormitory Authority - State of New York Sales Tax Revenue	5.00%	3/15/2049	Aa1	3,620,000	3,769,199
New York State Dormitory Authority - State of New York Sales Tax Revenue	5.00%	3/15/2054	Aa1	4,500,000	4,672,299
New York State Dormitory Authority - State of New York Sales Tax Revenue	5.25%	3/15/2050	AA+	2,000,000	2,128,833

See Notes to Schedule of Investments.	209

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
New York State Thruway Authority - State of New York Personal Income Tax Revenue	5.00%	3/15/2049	Aa1	$2,165,000	$2,252,094
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2031	NR	708,000	582,614
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2033	NR	779,000	591,196
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2051	NR	7,476,000	1,879,804
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	2,510,000	2,458,876
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	1,189,000	1,164,782
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%	7/1/2053	NR	64,000	58,065
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.55%	7/1/2040	NR	250,000	250,163
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.55%	7/1/2040	NR	380,000	380,248
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.75%	7/1/2053	NR	2,325,000	2,194,985
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.784%	7/1/2058	NR	180,000	168,342
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.00%	7/1/2058	NR	1,922,000	1,853,552
Territory of Guam	4.00%	1/1/2042	Baa3	750,000	723,961
Triborough Bridge & Tunnel Authority Real Estate Transfer Tax NY	5.00%	12/1/2050	A+	2,610,000	2,698,632
Triborough Bridge & Tunnel Authority Real Estate Transfer Tax NY	5.25%	12/1/2047	A+	4,250,000	4,523,251
Total					99,444,641

Taxable Revenue - Water & Sewer 1.53%
New York City Municipal Water Finance Authority - New York City Water & Sewer System NY	5.00%	6/15/2046	AA+	1,500,000	1,577,286
New York City Municipal Water Finance Authority - New York City Water & Sewer System NY	5.25%	6/15/2054	AA+	2,500,000	2,631,154

210	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Taxable Revenue - Water & Sewer (continued)
New York City Municipal Water Finance Authority - New York City Water & Sewer System NY	5.25%		6/15/2055	AA+	$4,500,000	$4,758,555
Total						8,966,995

Tobacco 2.18%
Erie Tobacco Asset Securitization Corp. NY	Zero Coupon		6/1/2055	NR	8,000,000	626,562
Erie Tobacco Asset Securitization Corp. NY†	Zero Coupon		6/1/2060	NR	20,000,000	586,510
Monroe Tobacco Asset Securitization Corp. NY†	Zero Coupon		6/1/2061	NR	10,000,000	332,275
Nassau County Tobacco Settlement Corp. NY	Zero Coupon		6/1/2060	NR	15,000,000	885,054
Nassau County Tobacco Settlement Corp. NY	5.125%		6/1/2046	CC	2,085,000	1,555,705
New York Counties Tobacco Trust IV	Zero Coupon		6/1/2060	NR	20,000,000	941,432
Rockland Tobacco Asset Securitization Corp. NY†	Zero Coupon		8/15/2060	NR	10,575,000	766,053
Suffolk Tobacco Asset Securitization Corp. NY	Zero Coupon		6/1/2066	NR	7,700,000	684,853
TSASC, Inc. NY	5.00%		6/1/2034	BBB	1,000,000	1,016,868
TSASC, Inc. NY	5.00%		6/1/2035	BBB	300,000	304,735
TSASC, Inc. NY	5.00%		6/1/2036	BBB	100,000	101,407
TSASC, Inc. NY	5.00%		6/1/2041	BBB	545,000	546,376
TSASC, Inc. NY	5.00%		6/1/2048	NR	3,300,000	2,864,575
Westchester Tobacco Asset Securitization Corp. NY	5.125%		6/1/2051	B-	1,845,000	1,582,908
Total						12,795,313

Transportation 21.96%
Build NYC Resource Corp. - TRIPS Obligated Group NY AMT	5.50%		7/1/2050	BBB+	3,100,000	3,221,921
Metropolitan Transportation Authority NY	4.00%		11/15/2048	A	1,750,000	1,579,807
Metropolitan Transportation Authority NY	4.00%		11/15/2051	A	3,200,000	2,809,817
Metropolitan Transportation Authority NY	5.00%		11/15/2043	A	1,000,000	1,065,275
Metropolitan Transportation Authority NY	5.00%	#(a)	11/15/2045	A2	3,030,000	3,268,180
Metropolitan Transportation Authority NY	5.00%		11/15/2046	A	1,250,000	1,251,542
Metropolitan Transportation Authority NY	5.00%		11/15/2050	A	4,340,000	4,393,160
Metropolitan Transportation Authority NY	5.25%		11/15/2049	A	4,355,000	4,563,963
Metropolitan Transportation Authority NY	5.25%		11/15/2055	A	1,000,000	1,020,774

See Notes to Schedule of Investments.	211

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Transportation (continued)
Metropolitan Transportation Authority NY	5.25%	11/15/2055	A		$3,465,000	$3,624,786
Metropolitan Transportation Authority NY	5.50%	11/15/2047	A		3,135,000	3,369,142
New York City Transitional Development Corp. - JFK NTO LLC NY AMT	5.375%	6/30/2060	Baa3		6,945,000	6,950,912
New York State Thruway Authority	4.00%	1/1/2044	Aa3		1,120,000	1,091,152
New York State Thruway Authority - Junior Lien	5.00%	1/1/2036	A1		1,510,000	1,511,815
New York Transportation Development Corp. - Delta Air Lines Inc AMT	4.00%	1/1/2036	Baa2		3,625,000	3,531,003
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%	1/1/2036	Baa2		3,370,000	3,430,830
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%	10/1/2040	Baa2		4,645,000	4,711,234
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.625%	4/1/2040	Baa2		1,500,000	1,574,498
New York Transportation Development Corp. - Delta Air Lines Inc AMT	6.00%	4/1/2035	Baa2		1,500,000	1,653,858
New York Transportation Development Corp. - Empire State Thruway Partners LLC AMT	4.00%	10/31/2041	BBB	-(b)	860,000	820,844
New York Transportation Development Corp. - Empire State Thruway Partners LLC AMT	4.00%	10/31/2046	BBB	-(b)	1,500,000	1,335,696
New York Transportation Development Corp. - Empire State Thruway Partners LLC AMT	4.00%	4/30/2053	BBB	-(b)	5,910,000	5,028,931
New York Transportation Development Corp. - JFK International Air Terminal LLC	4.00%	12/1/2042	Baa1		1,800,000	1,727,116
New York Transportation Development Corp. - JFK International Air Terminal LLC AMT	4.00%	12/1/2039	Baa1		345,000	338,562
New York Transportation Development Corp. - JFK International Air Terminal LLC AMT	4.00%	12/1/2040	Baa1		1,450,000	1,401,312
New York Transportation Development Corp. - JFK International Air Terminal LLC AMT	4.00%	12/1/2041	Baa1		2,950,000	2,799,022
New York Transportation Development Corp. - JFK International Air Terminal LLC AMT	5.00%	12/1/2042	Baa1		1,055,000	1,080,327
New York Transportation Development Corp. - JFK Millennium Partners LLC AMT	5.50%	12/31/2060	BBB-		15,000,000	15,172,989

212	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
New York Transportation Development Corp. - JFK NTO LLC AMT	5.25%		6/30/2049	Baa3	$2,500,000	$2,517,955
New York Transportation Development Corp. - JFK NTO LLC AMT	5.50%		6/30/2060	Baa3	5,380,000	5,427,015
New York Transportation Development Corp. - JFK NTO LLC AMT	6.00%		6/30/2054	Baa3	10,000,000	10,341,096
New York Transportation Development Corp. - Laguardia Gateway Partner AMT	4.00%		7/1/2041	Baa2	2,550,000	2,405,557
New York Transportation Development Corp. - Laguardia Gateway Partner AMT	4.00%		7/1/2046	Baa2	2,315,000	2,006,776
New York Transportation Development Corp. - Laguardia Gateway Partner AMT	5.25%		1/1/2050	AA	13,805,000	13,805,552
Port Authority of New York & New Jersey AMT	5.50%		8/1/2052	AA-	4,225,000	4,457,651
Triborough Bridge & Tunnel Authority NY	5.25%		11/15/2050	AA-	3,240,000	3,464,999
Total						128,755,069

Utilities 4.02%
Chautauqua County Capital Resource Corp. - NRG Energy Inc NY	4.25%	#(a)	4/1/2042	BBB-	1,000,000	1,015,166
Guam Government Waterworks Authority - Guam Waterworks Authority Water And Wastewater System	5.50%		7/1/2043	A-	250,000	270,694
Guam Government Waterworks Authority - Guam Waterworks Authority Water And Wastewater System	5.50%		7/1/2045	A-	1,000,000	1,066,645
New York City Municipal Water Finance Authority - New York City Water & Sewer System NY	5.25%		6/15/2048	AA+	2,050,000	2,169,498
New York City Municipal Water Finance Authority - New York City Water & Sewer System NY	5.25%		6/15/2053	AA+	3,000,000	3,152,783
New York City Municipal Water Finance Authority - New York City Water & Sewer System NY	5.25%		6/15/2055	AA+	6,000,000	6,359,254
New York Energy Finance Development Corp. - New York Energy Finance Development Corp	5.00%	#(a)	7/1/2056	A1	5,000,000	5,301,815
New York Power Authority	4.00%		11/15/2050	Aa1	1,000,000	918,387
New York State Environmental Facilities Corp. - State of New York State Revolving Fund	5.25%		6/15/2053	AAA	2,000,000	2,153,787

See Notes to Schedule of Investments.	213

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	4.00%	7/1/2042	NR	$700,000	$662,361
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	5.00%	7/1/2030	NR	500,000	523,558
Total					23,593,948
Total Municipal Bonds (cost $614,614,950)					596,830,543
Total Investments in Securities 101.79% (cost $614,614,950)					596,830,543
Other Assets and Liabilities – Net(e) (1.79)%					(10,477,829)
Net Assets 100.00%					$586,352,714

AG	AG Insured by - Assured Guaranty, inc.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by - Build America Mutual.
CPI	Consumer Price Index: Rate fluctuates based on CPI.
FGIC	Insured by - Financial Guaranty Insurance Company.
FHA	Insured by - Federal Housing Administration.
FNMA	Federal National Mortgage Association.
NR	Not Rated.
TRIPS	Tax Refund Intercept Programs.
YoY	Year on Year Inflation Rates.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At December 31, 2025, the total value of Rule 144A securities was $26,910,463, which represents 4.59% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at December 31, 2025.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	This investment has been rated by Fitch IBCA.
(c)	Municipal Bonds Held in Trust – Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
(d)	Securities purchased on a when-issued basis.
(e)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on futures contracts as follows:

Futures Contracts at December 31, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. Long Bond	March 2026	62	Short	$(7,230,011)	$(7,166,812)	$63,199

214	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

NEW YORK TAX FREE FUND December 31, 2025

The following is a summary of the inputs used as of December 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds(3)	$–	$596,830,543	$–	$596,830,543
Total	$–	$596,830,543	$–	$596,830,543
Other Financial Instruments
Futures Contracts
Assets	$63,199	$–	$–	$63,199
Liabilities	–	–	–	–
Total	$63,199	$–	$–	$63,199

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Includes Municipal Bonds held in the Trust.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	215

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Municipal Income Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was organized as a Maryland corporation on December 27, 1983.

The Company currently consists of the following eight funds Lord Abbett Short Duration Tax Free Fund (“Short Duration”), Lord Abbett Intermediate Tax Free Fund (“Intermediate”), Lord Abbett National Tax-Free Income Fund (“National”), Lord Abbett High Income Municipal Bond Fund (“High Income”), Lord Abbett Short Duration High Income Municipal Bond Fund (“Short Duration High Income”), Lord Abbett California Tax-Free Income Fund (“California”), Lord Abbett New Jersey Tax-Free Income Fund (“New Jersey”), Lord Abbett New York Tax-Free Income Fund (“New York”) (separately, a “Fund” and collectively, the “Funds”).

Short Duration, Intermediate, National, High Income, Short Duration High Income and California are diversified as defined in the Act. New Jersey and New York are non-diversified as defined in the Act.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Trustees (the “Board”), the Board has designated the determination of fair value of the Funds’ portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a pricing committee (the “Pricing Committee”) that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fixed Income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option-adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-ended money market funds are valued at their net asset value as of the close of each business day.

Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the

216

Notes to Schedule of Investments (unaudited)(continued)

use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of December 31, 2025 and, if applicable, Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

217

Notes to Schedule of Investments (unaudited)(concluded)

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of December 31, 2025, the Fund did not have any securities on loan.

218

QPHR-MUNI-1Q
(02/26)